UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

          48 Wall Street, 11th Floor                       New York, NY  10005
--------------------------------------------------------------------------------
    (Address of principal executive offices)                 (Zip code)

                                 Marc J. Ruskin
                           48 Wall Street, 11th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-918-4580

Date of fiscal year end: 3/31

Date of reporting period: 12/31/06

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Advertising--0.1%
Harte-Hanks, Inc.                                            528    $    14,631
Omnicom Group, Inc.                                          462         48,297
                                                                    -----------
Total Advertising                                                        62,928
                                                                    -----------
Aerospace/Defense--1.5%
Boeing Co. (The)                                           2,488        221,034
General Dynamics Corp.                                     1,279         95,094
Goodrich Corp.                                               484         22,046
L-3 Communications Holdings, Inc.                            242         19,791
Lockheed Martin Corp.                                      1,565        144,090
Northrop Grumman Corp.                                     1,399         94,712
Raytheon Co.                                               2,071        109,349
Rockwell Collins, Inc.                                       330         20,886
United Technologies Corp.                                  3,869        241,889
                                                                    -----------
Total Aerospace/Defense                                                 968,891
                                                                    -----------
Agriculture--3.4%
Altria Group, Inc.                                        19,967      1,713,568
Archer-Daniels-Midland Co.                                 1,719         54,939
Delta & Pine Land Co.                                        383         15,492
Loews Corp.                                                  660         42,715
Reynolds American, Inc.                                    3,210        210,159
UST, Inc.                                                  1,498         87,184
Vector Group Ltd.                                            972         17,253
                                                                    -----------
Total Agriculture                                                     2,141,310
                                                                    -----------
Airlines--0.0%
Southwest Airlines Co.                                     1,385         21,218
                                                                    -----------
Apparel--0.3%
Jones Apparel Group, Inc.                                    418         13,974
Liz Claiborne, Inc.                                          374         16,254
NIKE, Inc. Class B                                           616         61,002
Phillips-Van Heusen Corp.                                    310         15,553
Polo Ralph Lauren Corp.                                      242         18,794
VF Corp.                                                     717         58,851
                                                                    -----------
Total Apparel                                                           184,428
                                                                    -----------
Auto Manufacturers--0.3%
General Motors Corp.                                       4,482        137,687
Oshkosh Truck Corp.                                          264         12,783
Paccar, Inc.                                                 792         51,401
                                                                    -----------
Total Auto Manufacturers                                                201,871
                                                                    -----------
Auto Parts & Equipment--0.1%
BorgWarner, Inc.                                             220         12,984
Johnson Controls, Inc.                                       734         63,066
                                                                    -----------
Total Auto Parts & Equipment                                             76,050
                                                                    -----------
Banks--12.9%
Alabama National BanCorp.                                    198         13,609
Associated Banc-Corp                                         946         32,996
BancorpSouth, Inc.                                           550         14,751
Bank of America Corp.                                     43,592      2,327,376
Bank of Hawaii Corp.                                         308         16,617
Bank of New York Co., Inc. (The)                           4,326        170,315

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
BB&T Corp.                                                 4,916    $   215,960
BOK Financial Corp.                                          311         17,099
Boston Private Financial Holdings, Inc.                      462         13,033
Capital One Financial Corp.                                  255         19,589
Cathay General Bancorp                                       374         12,907
Central Pacific Financial Corp.                              352         13,644
Chittenden Corp.                                             506         15,529
Citizens Banking Corp.                                       506         13,409
City National Corp.                                          220         15,664
Colonial BancGroup, Inc. (The)                               924         23,784
Comerica, Inc.                                             1,477         86,670
Commerce Bancorp, Inc.                                       528         18,623
Commerce Bancshares, Inc.                                    300         14,523
Compass Bancshares, Inc.                                     858         51,180
Corus Bankshares, Inc.                                       506         11,673
Cullen/Frost Bankers, Inc.                                   264         14,736
CVB Financial Corp.                                          858         12,407
East West Bancorp, Inc.                                      352         12,468
Fifth Third Bancorp                                        5,330        218,157
First Citizens BancShares, Inc. Class A                       66         13,374
First Community Bancorp                                      242         12,649
First Horizon National Corp.                               1,191         49,760
First Midwest Bancorp, Inc.                                  374         14,466
First Republic Bank                                          308         12,037
FirstMerit Corp.                                             792         19,119
Fremont General Corp.                                        682         11,055
Frontier Financial Corp.                                     594         17,363
Fulton Financial Corp.                                     1,301         21,727
Greater Bay Bancorp                                          462         12,164
Hancock Holding Co.                                          242         12,787
Huntington Bancshares, Inc.                                2,270         53,913
International Bancshares Corp.                               462         14,280
Investors Financial Services Corp.                           308         13,142
KeyCorp                                                    3,592        136,604
M&T Bank Corp.                                               492         60,103
Marshall & Ilsley Corp.                                    1,399         67,306
MB Financial, Inc.                                           374         14,066
Mellon Financial Corp.                                     2,049         86,365
Mercantile Bankshares Corp.                                  726         33,970
National City Corp.                                        6,112        223,455
Northern Trust Corp.                                         836         50,737
Old National Bancorp                                         704         13,320
Pacific Capital Bancorp                                      396         13,298
Park National Corp.                                          132         13,068
PNC Financial Services Group, Inc. (The)                   2,172        160,815
Prosperity Bancshares, Inc.                                  418         14,425
Provident Bankshares Corp.                                   374         13,314
Regions Financial Corp.                                    6,367        238,126
Sky Financial Group, Inc.                                    814         23,232
South Financial Group, Inc. (The)                            506         13,455
State Street Corp.                                           924         62,315
Sterling Financial Corp./WA                                  462         15,620
SunTrust Banks, Inc.                                       2,466        208,254
Susquehanna Bancshares, Inc.                                 594         15,967
Synovus Financial Corp.                                    1,983         61,136
TCF Financial Corp.                                        1,044         28,626
TD Banknorth, Inc.                                         1,521         49,098
Trustmark Corp.                                              440         14,392
UCBH Holdings, Inc.                                          770         13,521
UMB Financial Corp.                                          418         15,261
Umpqua Holdings Corp.                                        506         14,892
UnionBanCal Corp.                                          1,074         65,783
United Bankshares, Inc.                                      374         14,455
U.S. Bancorp                                              16,133        583,853
Valley National Bancorp                                      880         23,329

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Wachovia Corp.                                            19,373    $ 1,103,291
Webster Financial Corp.                                      286         13,934
Wells Fargo & Co.                                         24,988        888,573
Westamerica Bancorp                                          286         14,480
Whitney Holding Corp.                                        418         13,635
Wilmington Trust Corp.                                       418         17,627
Wintrust Financial Corp.                                     264         12,677
Zions Bancorp.                                               514         42,374
                                                                    -----------
Total Banks                                                           8,123,307
                                                                    -----------
Beverages--2.3%
Anheuser-Busch Cos., Inc.                                  4,331        213,085
Brown-Forman Corp. Class A                                   176         11,868
Brown-Forman Corp. Class B                                   217         14,374
Coca-Cola Co. (The)                                       14,527        700,928
Coca-Cola Enterprises, Inc.                                1,235         25,219
Molson Coors Brewing Co. Class B                             264         20,180
Pepsi Bottling Group, Inc.                                   748         23,121
PepsiAmericas, Inc.                                          638         13,385
PepsiCo, Inc.                                              7,424        464,371
                                                                    -----------
Total Beverages                                                       1,486,531
                                                                    -----------
Building Materials--0.3%
American Standard Cos., Inc.                                 748         34,296
Eagle Materials, Inc.                                        330         14,266
Florida Rock Industries, Inc.                                286         12,312
Martin Marietta Materials, Inc.                              154         16,002
Masco Corp.                                                2,849         85,100
                                                                    -----------
Total Building Materials                                                161,976
                                                                    -----------
Chemicals--2.2%
Air Products & Chemicals, Inc.                               993         69,788
Airgas, Inc.                                                 374         15,154
Albemarle Corp.                                              308         22,114
Ashland Inc.                                                 247         17,087
Cabot Corp.                                                  418         18,212
Celanese Corp. Series A                                      726         18,789
Chemtura Corp.                                             1,521         14,647
Cytec Industries, Inc.                                       242         13,675
Dow Chemical Co. (The)                                     8,398        335,417
E.I. du Pont de Nemours & Co.                              6,792        330,838
Eastman Chemical Co.                                         616         36,535
Ecolab, Inc.                                                 594         26,849
FMC Corp.                                                    220         16,841
International Flavors & Fragrances, Inc.                     418         20,549
Lubrizol Corp.                                               352         17,646
Lyondell Chemical Co.                                      2,479         63,388
Monsanto Co.                                               1,103         57,941
PPG Industries, Inc.                                       1,081         69,411
Praxair, Inc.                                              1,301         77,188
Rohm & Haas Co.                                            1,147         58,635
RPM International, Inc.                                      924         19,302
Sherwin-Williams Co. (The)                                   594         37,767
Sigma-Aldrich Corp.                                          202         15,699
Valhi, Inc.                                                  572         14,861
Valspar Corp. (The)                                          506         13,986
Westlake Chemical Corp.                                      460         14,435
                                                                    -----------
Total Chemicals                                                       1,416,754
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Coal--0.1%
Arch Coal, Inc.                                              330    $     9,910
Consol Energy, Inc.                                          352         11,310
Peabody Energy Corp.                                         493         19,922
                                                                    -----------
Total Coal                                                               41,142
                                                                    -----------
Commercial Services--0.5%
Adesa, Inc.                                                  585         16,234
Advance America, Cash Advance Centers, Inc.                  924         13,537
Aramark Corp. Class B                                        418         13,982
Deluxe Corp.                                                 682         17,186
Equifax, Inc.                                                396         16,078
H&R Block, Inc.                                            1,675         38,592
Manpower, Inc.                                               220         16,485
McKesson Corp.                                               308         15,616
Moody's Corp.                                                264         18,232
Pharmaceutical Product Development, Inc.                     374         12,050
R.R. Donnelley & Sons Co.                                  1,521         54,055
Robert Half International, Inc.                              352         13,066
Service Corp. International                                1,719         17,620
ServiceMaster Co. (The)                                    2,159         28,304
Weight Watchers International, Inc.                          330         17,335
                                                                    -----------
Total Commercial Services                                               308,372
                                                                    -----------
Computers--1.1%
Diebold, Inc.                                                330         15,378
Electronic Data Systems Corp.                                836         23,032
Factset Research Systems, Inc.                               233         13,160
Hewlett-Packard Co.                                        5,155        212,334
International Business Machines Corp.                      4,636        450,387
                                                                    -----------
Total Computers                                                         714,291
                                                                    -----------
Cosmetics/Personal Care--1.9%
Alberto-Culver Co.                                           898         19,262
Avon Products, Inc.                                        2,226         73,547
Colgate-Palmolive Co.                                      2,567        167,471
Procter & Gamble Co.                                      14,558        935,643
                                                                    -----------
Total Cosmetics/Personal Care                                         1,195,923
                                                                    -----------
Distribution/Wholesale--0.2%
CDW Corp.                                                    242         17,017
Fastenal Co.                                                 352         12,630
Genuine Parts Co.                                          1,169         55,446
Pool Corp.                                                   330         12,926
W.W. Grainger, Inc.                                          242         16,925
                                                                    -----------
Total Distribution/Wholesale                                            114,944
                                                                    -----------
Diversified Financial Services--9.7%
Advanta Corp. Class B                                        374         16,318
AG Edwards, Inc.                                             418         26,455
American Express Co.                                       2,849        172,849
Ameriprise Financial, Inc.                                   528         28,776
Bear, Stearns & Co., Inc. (The)                              220         35,812
BlackRock, Inc. Class A                                      343         52,102
Charles Schwab Corp. (The)                                 3,160         61,114
Chicago Mercantile Exchange Holdings, Inc.                    44         22,429
CIT Group, Inc.                                              660         36,808
Citigroup, Inc.                                           45,305      2,523,489
Countrywide Financial Corp.                                2,182         92,626
Eaton Vance Corp.                                            528         17,429

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Fannie Mae                                                 4,058    $   241,005
Federated Investors Inc. Class B                             515         17,397
First Marblehead Corp. (The)                                 462         25,248
Franklin Resources, Inc.                                     286         31,509
Freddie Mac                                                4,705        319,470
Friedman, Billings, Ramsey Group, Inc. Class A             3,029         24,232
GAMCO Investors, Inc. Class A                                374         14,384
Goldman Sachs Group, Inc.                                    759        151,307
IndyMac Bancorp, Inc.                                        616         27,819
International Securities Exchange, Inc.                      374         17,499
Janus Capital Group, Inc.                                  1,178         25,433
Jefferies Group, Inc.                                        506         13,571
JPMorgan Chase & Co.                                      23,788      1,148,960
Legg Mason, Inc.                                             289         27,469
Lehman Brothers Holdings, Inc.                               770         60,152
Merrill Lynch & Co., Inc.                                  2,307        214,782
Morgan Stanley                                             3,556        289,565
Municipal Mortgage & Equity LLC                              616         19,835
National Financial Partners Corp.                            308         13,543
Nuveen Investments, Inc. Class A                             330         17,120
optionsXpress Holdings, Inc.                                 484         10,982
Raymond James Financial, Inc.                                484         14,670
SLM Corp.                                                  2,043         99,637
Student Loan Corp. (The)                                      88         18,242
T. Rowe Price Group, Inc.                                    836         36,592
Thornburg Mortgage, Inc.                                   2,846         71,520
Waddell & Reed Financial, Inc. Class A                       638         17,456
                                                                    -----------
Total Diversified Financial Services                                  6,055,606
                                                                    -----------
Electric--5.9%
Alliant Energy Corp.                                         924         34,899
Ameren Corp.                                               2,314        124,331
American Electric Power Co., Inc.                          3,800        161,804
Avista Corp.                                                 616         15,591
Black Hills Corp.                                            396         14,628
CenterPoint Energy, Inc.                                   3,447         57,151
Consolidated Edison, Inc.                                  2,875        138,201
Constellation Energy Group, Inc.                           1,081         74,448
Dominion Resources, Inc.                                   2,840        238,106
DPL, Inc.                                                  1,037         28,808
DTE Energy Co.                                             2,027         98,127
Duke Energy Corp.                                         11,797        391,779
Duquesne Light Holdings, Inc.                              1,037         20,584
Edison International                                       1,895         86,185
Energy East Corp.                                          1,565         38,812
Entergy Corp.                                              1,107        102,198
Exelon Corp.                                               4,115        254,677
FirstEnergy Corp.                                          2,214        133,504
FPL Group, Inc.                                            2,671        145,356
Great Plains Energy, Inc.                                    971         30,878
Hawaiian Electric Industries, Inc.                           814         22,100
IDACORP, Inc.                                                388         14,996
ITC Holdings Corp.                                           395         15,761
MDU Resources Group, Inc.                                    897         22,999
Northeast Utilities                                        1,213         34,158
NSTAR                                                        993         34,119
OGE Energy Corp.                                             902         36,080
Ormat Technologies, Inc.                                     396         14,581
Pepco Holdings, Inc.                                       1,855         48,249
PG&E Corp.                                                 2,589        122,537
Pinnacle West Capital Corp.                                1,103         55,911
PPL Corp.                                                  2,676         95,908
Progress Energy, Inc.                                      3,073        150,823
Public Service Enterprise Group, Inc.                      1,983        131,632

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Puget Energy, Inc.                                         1,191    $    30,204
SCANA Corp.                                                1,081         43,910
Southern Co.                                               7,471        275,381
TECO Energy, Inc.                                          2,159         37,200
TXU Corp.                                                  3,177        172,225
UIL Holdings Corp.                                           362         15,273
Westar Energy, Inc.                                          902         23,416
Wisconsin Energy Corp.                                       594         28,191
WPS Resources Corp.                                          396         21,396
Xcel Energy, Inc.                                          4,243         97,844
                                                                    -----------
Total Electric                                                        3,734,961
                                                                    -----------
Electrical Components & Equipment--0.4%
American Power Conversion Corp.                              748         22,881
Ametek, Inc.                                                 493         15,697
Emerson Electric Co.                                       4,574        201,669
Hubbell, Inc. Class B                                        286         12,930
Molex, Inc.                                                  396         12,525
                                                                    -----------
Total Electrical Components & Equipment                                 265,702
                                                                    -----------
Electronics--0.1%
Amphenol Corp. Class A                                       264         16,389
Applera Corp.                                                462         16,950
Gentex Corp.                                                 971         15,109
Jabil Circuit, Inc.                                          581         14,264
                                                                    -----------
Total Electronics                                                        62,712
                                                                    -----------
Engineering & Construction--0.0%
Fluor Corp.                                                  182         14,860
                                                                    -----------
Entertainment--0.2%
International Game Technology                              1,037         47,909
International Speedway Corp. Class A                         286         14,597
Regal Entertainment Group Class A                            902         19,231
Warner Music Group Corp.                                     770         17,672
                                                                    -----------
Total Entertainment                                                      99,409
                                                                    -----------
Environmental Control--0.2%
Republic Services, Inc.                                      396         16,105
Waste Management, Inc.                                     3,007        110,568
                                                                    -----------
Total Environmental Control                                             126,673
                                                                    -----------
Food--1.9%
Campbell Soup Co.                                          2,005         77,974
ConAgra Foods, Inc.                                        3,866        104,382
Corn Products International, Inc.                            550         18,997
Del Monte Foods Co.                                        1,191         13,137
Flowers Foods, Inc.                                          462         12,469
General Mills, Inc.                                        2,115        121,825
H.J. Heinz Co. Ltd.                                        2,336        105,143
Hershey Co. (The)                                            726         36,155
Hormel Foods Corp.                                           506         18,894
J.M. Smucker Co. (The)                                       352         17,061
Kellogg Co.                                                2,248        112,535
Kraft Foods, Inc. Class A                                  3,271        116,775
Kroger Co. (The)                                           2,049         47,270
McCormick & Co., Inc.                                        550         21,208
Pilgrim's Pride Corp.                                        528         15,539
Safeway, Inc.                                                792         27,372
Sara Lee Corp.                                             4,179         71,168

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
SUPERVALU, INC.                                            1,059    $    37,859
SYSCO Corp.                                                2,897        106,494
Tootsie Roll Industries, Inc.                                479         15,663
Whole Foods Market, Inc.                                     497         23,324
Wm. Wrigley Jr. Co.                                        1,037         53,634
                                                                    -----------
Total Food                                                            1,174,878
                                                                    -----------
Forest Products & Paper--0.6%
International Paper Co.                                    3,139        107,040
Louisiana-Pacific Corp.                                      616         13,262
MeadWestvaco Corp.                                         1,345         40,431
Plum Creek Timber Co., Inc.                                1,763         70,256
Temple-Inland, Inc.                                          550         25,317
Weyerhaeuser Co.                                           2,077        146,739
                                                                    -----------
Total Forest Products & Paper                                           403,045
                                                                    -----------
Gas--0.6%
AGL Resources Inc.                                           704         27,393
Atmos Energy Corp.                                           836         26,677
KeySpan Corp.                                              1,763         72,600
New Jersey Resources Corp.                                   308         14,963
Nicor Inc.                                                   462         21,622
NiSource, Inc.                                             2,743         66,106
Peoples Energy Corp.                                         506         22,552
Piedmont Natural Gas Co. Inc.                                660         17,655
Sempra Energy                                              1,499         84,003
South Jersey Industries, Inc.                                470         15,703
UGI Corp.                                                    726         19,805
Vectren Corp.                                                770         21,776
                                                                    -----------
Total Gas                                                               410,855
                                                                    -----------
Hand/Machine Tools--0.1%
Black & Decker Corp. (The)                                   286         22,871
Kennametal, Inc.                                             242         14,242
Lincoln Electric Holdings, Inc.                              242         14,622
Snap-On, Inc.                                                352         16,769
Stanley Works (The)                                          418         21,021
                                                                    -----------
Total Hand/Machine Tools                                                 89,525
                                                                    -----------
Healthcare-Products--2.2%
Baxter International, Inc.                                 2,137         99,135
Beckman Coulter, Inc.                                        262         15,668
Becton Dickinson & Co.                                       748         52,472
Biomet, Inc.                                                 396         16,343
C.R. Bard, Inc.                                              198         16,428
DENTSPLY International, Inc.                                 440         13,134
Hillenbrand Industries, Inc.                                 155          8,824
Johnson & Johnson                                         15,411      1,017,434
Medtronic, Inc.                                            2,260        120,933
Stryker Corp.                                                308         16,974
                                                                    -----------
Total Healthcare-Products                                             1,377,345
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Healthcare-Services--0.2%
Aetna, Inc.                                                  330    $    14,249
Brookdale Senior Living, Inc.                                876         42,048
Health Management Associates Inc. Class A                    660         13,933
Manor Care, Inc.                                             286         13,419
Quest Diagnostics, Inc.                                      348         18,444
UnitedHealth Group, Inc.                                     326         17,516
                                                                    -----------
Total Healthcare-Services                                               119,609
                                                                    -----------
Holding Companies-Diversified--0.0%
Leucadia National Corp.                                      746         21,037
                                                                    -----------
Home Builders--0.3%
Beazer Homes USA, Inc.                                       308         14,479
Centex Corp.                                                 308         17,331
D.R. Horton, Inc.                                          1,628         43,126
KB Home                                                      308         15,794
Lennar Corp. Class A                                         492         25,810
MDC Holdings, Inc.                                           264         15,061
Pulte Homes, Inc.                                            500         16,560
Ryland Group, Inc. (The)                                     330         18,025
Standard-Pacific Corp.                                       550         14,735
Thor Industries, Inc.                                        308         13,549
                                                                    -----------
Total Home Builders                                                     194,470
                                                                    -----------
Home Furnishings--0.0%
Whirlpool Corp.                                              308         25,570
                                                                    -----------
Household Products/Wares--0.6%
Avery Dennison Corp.                                         638         43,339
Church & Dwight Co., Inc.                                    374         15,951
Clorox Co. (The)                                             638         40,928
Fortune Brands, Inc.                                         690         58,919
Kimberly-Clark Corp.                                       3,099        210,577
                                                                    -----------
Total Household Products/Wares                                          369,714
                                                                    -----------
Housewares--0.1%
Newell Rubbermaid, Inc.                                    2,027         58,682
Toro Co. (The)                                               286         13,336
                                                                    -----------
Total Housewares                                                         72,018
                                                                    -----------
Insurance--4.1%
21st Century Insurance Group                                 946         16,697
Alfa Corp.                                                   858         16,139
Allstate Corp. (The)                                       3,265        212,585
AMBAC Financial Group, Inc.                                  277         24,672
American Family Life Assurance Co., Inc.                   1,975         90,850
American Financial Group, Inc.                               519         18,637
American International Group, Inc.                         5,677        406,815
American National Insurance Co.                              154         17,573
AON Corp.                                                  1,015         35,870
Arthur J. Gallagher & Co.                                    902         26,654
Assurant, Inc.                                               286         15,802
Brown & Brown, Inc.                                          732         20,650
Chubb Corp. (The)                                          1,917        101,428
Cincinnati Financial Corp.                                 1,213         54,961
Commerce Group, Inc.                                         484         14,399
Delphi Financial Group, Inc. Class A                         396         16,022
Erie Indemnity Co. Class A                                   352         20,409
Fidelity National Title Group, Inc. Class A                2,721         64,977
First American Corp.                                         407         16,557

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Genworth Financial, Inc. Class A                           1,135    $    38,828
Hartford Financial Services Group, Inc. (The)              1,693        157,974
HCC Insurance Holdings, Inc.                                 473         15,179
Hilb Rogal & Hobbs Co.                                       352         14,826
LandAmerica Financial Group, Inc.                            220         13,884
Lincoln National Corp.                                     1,586        105,310
Loews Corp.                                                  726         30,107
Marsh & McLennan Cos., Inc.                                2,809         86,124
MBIA, Inc.                                                   594         43,398
Mercury General Corp.                                        418         22,041
Metlife, Inc.                                              1,807        106,631
MGIC Investment Corp.                                        286         17,886
Nationwide Financial Services, Inc. Class A                  308         16,694
Odyssey Re Holdings Corp.                                    550         20,515
Ohio Casualty Corp.                                          462         13,772
Old Republic International Corp.                           1,301         30,287
Phoenix Cos., Inc. (The)                                     993         15,779
PMI Group, Inc. (The)                                        332         15,660
Principal Financial Group, Inc.                              814         47,782
Progressive Corp. (The)                                      847         20,514
Protective Life Corp.                                        308         14,630
Prudential Financial, Inc.                                 1,240        106,466
Radian Group, Inc.                                           355         19,138
Reinsurance Group of America, Inc.                           286         15,930
RLI Corp.                                                    286         16,136
Safeco Corp.                                                 528         33,026
Selective Insurance Group, Inc.                              242         13,864
St. Paul Travelers Cos., Inc. (The)                        3,359        180,346
Stancorp Financial Group, Inc.                               286         12,884
State Auto Financial Corp.                                   396         13,753
Torchmark Corp.                                              267         17,024
Transatlantic Holdings, Inc.                                 282         17,512
Unitrin, Inc.                                                572         28,663
UnumProvident Corp.                                          946         19,658
W.R. Berkley Corp.                                           654         22,570
Wesco Financial Corp.                                         44         20,240
Zenith National Insurance Corp.                              352         16,512
                                                                    -----------
Total Insurance                                                       2,593,240
                                                                    -----------
Investment Companies--0.5%
Allied Capital Corp.                                       2,784         90,981
American Capital Strategies Ltd.                           2,567        118,749
Apollo Investment Corp.                                    1,763         39,491
Ares Capital Corp.                                           929         17,753
MCG Capital Corp.                                          1,411         28,672
                                                                    -----------
Total Investment Companies                                              295,646
                                                                    -----------
Iron/Steel--0.2%
Allegheny Technologies, Inc.                                 175         15,869
Carpenter Technology Corp.                                   132         13,533
Nucor Corp.                                                  528         28,860
Reliance Steel & Aluminum Co.                                352         13,862
Steel Dynamics, Inc.                                         528         17,134
United States Steel Corp.                                    366         26,769
                                                                    -----------
Total Iron/Steel                                                        116,027
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Leisure Time--0.2%
Brunswick Corp.                                              396    $    12,632
Harley-Davidson, Inc.                                        814         57,362
Polaris Industries, Inc. (a)                                 308         14,424
Sabre Holdings Corp. Class A                                 638         20,346
                                                                    -----------
Total Leisure Time                                                      104,764
                                                                    -----------
Lodging--0.3%
Boyd Gaming Corp.                                            330         14,952
Choice Hotels International, Inc.                            264         11,114
Harrah's Entertainment, Inc.                                 866         71,636
Hilton Hotels Corp.                                          528         18,427
Marriott International Inc. Class A                          528         25,196
Starwood Hotels & Resorts Worldwide, Inc.                    696         43,500
Station Casinos, Inc.                                        198         16,171
                                                                    -----------
Total Lodging                                                           200,996
                                                                    -----------
Machinery-Construction & Mining--0.3%
Caterpillar, Inc.                                          2,882        176,753
Joy Global, Inc.                                             286         13,825
                                                                    -----------
Total Machinery-Construction & Mining                                   190,578
                                                                    -----------
Machinery-Diversified--0.3%
Cummins, Inc.                                                132         15,600
Deere & Co.                                                1,015         96,497
Graco, Inc.                                                  308         12,203
IDEX Corp.                                                   308         14,602
Manitowoc Co., Inc. (The)                                    352         20,919
Rockwell Automation, Inc.                                    717         43,794
                                                                    -----------
Total Machinery-Diversified                                             203,615
                                                                    -----------
Media--1.6%
Belo Corp. Class A                                           814         14,953
CBS Corp. Class A                                            528         16,484
CBS Corp. Class B                                          4,525        141,090
Citadel Broadcasting Corp.                                 1,609         16,026
Clear Channel Communications, Inc.                         2,500         88,850
Dow Jones & Co., Inc.                                        418         15,884
E.W. Scripps Co. (The) Class A                               462         23,072
Gannett Co., Inc.                                          1,015         61,367
John Wiley & Sons, Inc. Class A                              396         15,234
McClatchy Co. Class A                                        485         21,001
McGraw-Hill Cos., Inc. (The)                               1,015         69,040
Meredith Corp.                                               286         16,116
New York Times Co. (The) Class A                             814         19,829
News Corp. Class A                                         3,491         74,987
News Corp. Class B                                         1,301         28,960
Time Warner, Inc.                                         10,174        221,589
Tribune Co.                                                1,300         40,014
Walt Disney Co. (The)                                      4,481        153,564
                                                                    -----------
Total Media                                                           1,038,060
                                                                    -----------
Metal Fabricate/Hardware--0.1%
Commercial Metals Co.                                        616         15,893
Precision Castparts Corp.                                    264         20,666
Timken Co. (The)                                             484         14,123
                                                                    -----------
Total Metal Fabricate/Hardware                                           50,682
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Mining--1.0%
Alcoa, Inc.                                                3,800    $   114,038
Freeport-McMoRan Copper & Gold Inc. Class B                  858         47,816
Newmont Mining Corp.                                         776         35,036
Phelps Dodge Corp.                                           418         50,043
Southern Copper Corp.                                      6,899        371,788
Vulcan Materials Co.                                         374         33,611
                                                                    -----------
Total Mining                                                            652,332
                                                                    -----------
Miscellaneous Manufacturing--5.6%
3M Co.                                                     4,066        316,863
Acuity Brands, Inc.                                          296         15,404
Brink's Co. (The)                                            264         16,875
Carlisle Cos., Inc.                                          176         13,816
Crane Co.                                                    352         12,897
Danaher Corp.                                                233         16,879
Donaldson Co., Inc.                                          440         15,272
Dover Corp.                                                  616         30,196
Eastman Kodak Co.                                          1,103         28,457
Eaton Corp.                                                  616         46,286
General Electric Co.                                      68,139      2,535,452
Harsco Corp.                                                 176         13,394
Honeywell International, Inc.                              3,912        176,979
Illinois Tool Works, Inc.                                  2,393        110,533
ITT Industries, Inc.                                         308         17,501
Lancaster Colony Corp.                                       361         15,996
Leggett & Platt, Inc.                                      1,059         25,310
Pall Corp.                                                   484         16,722
Parker Hannifin Corp.                                        308         23,679
Pentair, Inc.                                                418         13,125
Roper Industries, Inc.                                       308         15,474
SPX Corp.                                                    264         16,146
Teleflex, Inc.                                               242         15,624
Textron, Inc.                                                462         43,322
Trinity Industries, Inc.                                     396         13,939
                                                                    -----------
Total Miscellaneous Manufacturing                                     3,566,141
                                                                    -----------
Office Furnishings--0.0%
HNI Corp.                                                    286         12,701
Steelcase Inc. Class A                                       792         14,383
                                                                    -----------
Total Office Furnishings                                                 27,084
                                                                    -----------
Office/Business Equipment--0.1%
Pitney Bowes, Inc.                                         1,499         69,239
                                                                    -----------
Oil & Gas--6.5%
Anadarko Petroleum Corp.                                     726         31,596
Apache Corp.                                                 673         44,761
Chesapeake Energy Corp.                                      528         15,338
Chevron Corp.                                             14,647      1,076,994
ConocoPhillips                                             8,184        588,839
Devon Energy Corp.                                           704         47,224
Diamond Offshore Drilling, Inc.                              198         15,828
ENSCO International, Inc.                                    308         15,418
EOG Resources, Inc.                                          352         21,982
Exxon Mobil Corp.                                         22,623      1,733,601
Frontier Oil Corp.                                           463         13,307
Hess Corp.                                                   506         25,082
Marathon Oil Corp.                                         1,411        130,518
Murphy Oil Corp.                                             374         19,018
Noble Energy, Inc.                                           330         16,193
Occidental Petroleum Corp.                                 3,426        167,292

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                   506    $    11,754
Pioneer Natural Resources Co.                                352         13,971
Range Resources Corp.                                        515         14,142
Rowan Cos., Inc.                                             463         15,372
Sunoco, Inc.                                                 374         23,323
Tesoro Corp.                                                 220         14,469
Valero Energy Corp.                                          783         40,058
XTO Energy, Inc.                                             572         26,913
                                                                    -----------
Total Oil & Gas                                                       4,122,993
                                                                    -----------
Oil & Gas Services--0.2%
Baker Hughes, Inc.                                           572         42,706
BJ Services Co.                                              459         13,458
Halliburton Co.                                            1,912         59,367
Smith International, Inc.                                    395         16,223
                                                                    -----------
Total Oil & Gas Services                                                131,754
                                                                    -----------
Packaging & Containers--0.2%
Ball Corp.                                                   374         16,306
Bemis Co.                                                    550         18,689
Greif, Inc. Class A                                          155         18,352
Packaging Corp. of America                                 1,015         22,432
Sealed Air Corp.                                             264         17,139
Sonoco Products Co.                                          594         22,607
                                                                    -----------
Total Packaging & Containers                                            115,525
                                                                    -----------
Pharmaceuticals--6.7%
Abbott Laboratories                                        9,024        439,559
Allergan, Inc.                                               132         15,806
AmerisourceBergen Corp.                                      330         14,837
Bristol-Myers Squibb Co.                                  20,650        543,508
Cardinal Health, Inc.                                        519         33,439
Caremark Rx, Inc.                                            811         46,316
Eli Lilly & Co.                                            7,925        412,893
Merck & Co., Inc.                                         17,319        755,108
Mylan Laboratories, Inc.                                     660         13,174
Omnicare, Inc.                                               308         11,898
Pfizer, Inc.                                              58,728      1,521,055
Schering-Plough Corp.                                      3,800         89,832
Wyeth                                                      6,706        341,470
                                                                    -----------
Total Pharmaceuticals                                                 4,238,895
                                                                    -----------
Pipelines--0.5%
El Paso Corp.                                              1,939         29,628
Equitable Resources, Inc.                                    594         24,800
Kinder Morgan, Inc.                                        1,103        116,642
National Fuel Gas Co.                                        660         25,436
ONEOK, Inc.                                                  880         37,946
Questar Corp.                                                242         20,098
Williams Cos., Inc. (The)                                  1,851         48,348
                                                                    -----------
Total Pipelines                                                         302,898
                                                                    -----------
Real Estate--0.1%
Forest City Enterprises, Inc. Class A                        308         17,986
Forest City Enterprises, Inc. Class B                        308         17,969
Jones Lang LaSalle, Inc.                                     176         16,222
St. Joe Co. (The)                                            308         16,500
                                                                    -----------
Total Real Estate                                                        68,677
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
REITS--4.9%
Alexandria Real Estate Equities, Inc.                        154    $    15,462
AMB Property Corp.                                           638         37,393
American Financial Realty Trust                            2,655         30,373
Apartment Investment & Management Co. Class A              1,081         60,558
Archstone-Smith Trust                                      1,675         97,502
AvalonBay Communities, Inc.                                  462         60,083
BioMed Realty Trust, Inc.                                    484         13,842
Boston Properties, Inc.                                      726         81,225
Brandywine Realty Trust                                    1,059         35,212
BRE Properties, Inc. Class A                                 418         27,178
Camden Property Trust                                        418         30,869
CBL & Associates Properties, Inc.                            594         25,750
Colonial Properties Trust                                    528         24,753
Corporate Office Properties Trust                            330         16,655
Cousins Properties, Inc.                                     484         17,071
Crescent Real Estate Equities Co.                          1,609         31,778
Developers Diversified Realty Corp.                        1,037         65,279
DiamondRock Hospitality Co.                                  902         16,245
Duke Realty Corp.                                          1,477         60,409
EastGroup Properties, Inc.                                   308         16,496
Entertainment Properties Trust                               374         21,857
Equity Lifestyle Properties, Inc.                            308         16,764
Equity Office Properties Trust                             2,301        110,839
Equity One, Inc.                                             814         21,701
Equity Residential                                         2,435        123,576
Essex Property Trust, Inc.                                   154         19,905
Federal Realty Investment Trust                              352         29,920
FelCor Lodging Trust, Inc.                                   660         14,414
First Industrial Realty Trust, Inc.                          638         29,916
Franklin Street Properties Corp.                             770         16,209
General Growth Properties, Inc.                            1,763         92,081
Glimcher Realty Trust                                        550         14,691
Global Signal, Inc.                                          638         33,603
Health Care Property Investors, Inc.                       2,155         79,347
Health Care REIT, Inc.                                       836         35,965
Healthcare Realty Trust, Inc.                                726         28,706
Highwoods Properties, Inc.                                   594         24,211
Home Properties, Inc.                                        352         20,863
Hospitality Properties Trust                               1,059         50,334
Host Hotels & Resorts, Inc.                                3,851         94,542
HRPT Properties Trust                                      3,315         40,940
Inland Real Estate Corp.                                     493          9,229
iStar Financial, Inc.                                      2,005         95,879
Kilroy Realty Corp.                                          198         15,444
Kimco Realty Corp.                                         1,704         76,595
LaSalle Hotel Properties                                     330         15,131
Lexington Corporate Properties Trust                         814         18,250
Liberty Property Trust                                     1,015         49,877
Longview Fibre Co.                                           699         15,343
Macerich Co. (The)                                           572         49,518
Mack-Cali Realty Corp.                                       704         35,904
Maguire Properties, Inc.                                     440         17,600
Mid-America Apartment Communities, Inc.                      242         13,852
National Retail Properties, Inc.                             704         16,157
Nationwide Health Properties, Inc.                         1,059         32,003
New Plan Excel Realty Trust, Inc.                          1,103         30,310
Pennsylvania Real Estate Investment Trust                    418         16,461
Post Properties, Inc.                                        374         17,092
Potlatch Corp.                                               396         17,353
ProLogis                                                   1,631         99,116
PS Business Parks, Inc.                                      242         17,112
Public Storage, Inc.                                         977         95,258
Rayonier, Inc.                                               682         27,996
Realty Income Corp.                                        1,125         31,163

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                              682    $    31,099
Regency Centers Corp.                                        528         41,274
Senior Housing Properties Trust                            1,103         27,001
Simon Property Group, Inc.                                 1,530        154,973
SL Green Realty Corp.                                        220         29,212
Spirit Finance Corp.                                       1,235         15,400
Strategic Hotels & Resorts, Inc.                             682         14,861
Sunstone Hotel Investors, Inc.                               528         14,113
Taubman Centers, Inc.                                        352         17,903
Trustreet Properties Inc.                                  1,301         21,922
United Dominion Realty Trust, Inc.                         1,301         41,359
U-Store-It Trust                                             408          8,384
Ventas, Inc.                                               1,081         45,748
Vornado Realty Trust                                         919        111,659
Washington Real Estate Investment Trust                      418         16,720
Weingarten Realty Investors                                  902         41,591
                                                                    -----------
Total REITS                                                           3,130,379
                                                                    -----------
Retail--4.0%
Abercrombie & Fitch Co. Class A                              242         16,850
Advance Auto Parts, Inc.                                     374         13,299
American Eagle Outfitters, Inc.                              660         20,599
Barnes & Noble, Inc.                                         374         14,852
bebe stores, Inc.                                            702         13,893
Best Buy Co., Inc.                                           849         41,762
Brinker International, Inc.                                  562         16,950
Circuit City Stores, Inc.                                    625         11,863
Claire's Stores, Inc.                                        528         17,498
Costco Wholesale Corp.                                     1,113         58,844
CVS Corp.                                                    924         28,561
Darden Restaurants, Inc.                                     396         15,907
Dillard's, Inc. Class A                                      484         16,925
Dollar General Corp.                                         924         14,839
Domino's Pizza, Inc.                                         558         15,624
Family Dollar Stores, Inc.                                   572         16,777
Federated Department Stores, Inc.                          1,697         64,707
Foot Locker, Inc.                                            572         12,544
Gap, Inc. (The)                                            3,227         62,927
Home Depot, Inc. (The)                                    11,411        458,265
JC Penney Co., Inc.                                          594         45,952
Limited Brands, Inc.                                       2,137         61,845
Longs Drug Stores Corp.                                      308         13,053
Lowe's Cos., Inc.                                          2,323         72,361
McDonald's Corp.                                           6,919        306,719
Men's Wearhouse, Inc. (The)                                  418         15,993
MSC Industrial Direct Co. Class A                            308         12,058
Nordstrom, Inc.                                              616         30,393
OfficeMax, Inc.                                              330         16,385
OSI Restaurant Partners, Inc.                                374         14,661
PetSmart, Inc.                                               506         14,603
RadioShack Corp.                                             924         15,505
Regis Corp.                                                  408         16,132
Ross Stores, Inc.                                            506         14,826
Staples, Inc.                                              1,389         37,086
Target Corp.                                               1,614         92,079
Tiffany & Co.                                                669         26,252

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                         971    $    27,693
United Auto Group, Inc.                                      660         15,556
Walgreen Co.                                               1,830         83,979
Wal-Mart Stores, Inc.                                     14,147        653,307
Wendy's International, Inc.                                  264          8,736
Yum! Brands, Inc.                                            572         33,634
                                                                    -----------
Total Retail                                                          2,562,294
                                                                    -----------
Savings & Loans--1.4%
Astoria Financial Corp.                                      704         21,233
BankUnited Financial Corp. Class A                           440         12,302
Capitol Federal Financial                                  1,015         38,996
Downey Financial Corp.                                       198         14,371
First Niagara Financial Group, Inc.                          971         14,429
Flagstar Bancorp, Inc.                                       858         12,733
Hudson City Bancorp, Inc.                                  2,919         40,516
Kearny Financial Corp.                                       971         15,594
MAF Bancorp, Inc.                                            330         14,748
New York Community Bancorp, Inc.                           4,217         67,894
NewAlliance Bancshares, Inc.                                 971         15,924
Northwest Bancorp, Inc.                                      550         15,103
People's Bank                                                836         37,302
Provident Financial Services, Inc.                           748         13,561
Sovereign Bancorp, Inc.                                    1,279         32,474
Washington Federal, Inc.                                     638         15,012
Washington Mutual, Inc.                                   10,675        485,606
                                                                    -----------
Total Savings & Loans                                                   867,798
                                                                    -----------
Semiconductors--1.5%
Analog Devices, Inc.                                       1,367         44,933
Applied Materials, Inc.                                    4,022         74,206
Intel Corp.                                               28,335        573,784
Intersil Corp. Class A                                       594         14,208
KLA -Tencor Corp.                                            440         21,890
Linear Technology Corp.                                    1,178         35,717
Maxim Integrated Products, Inc.                            1,527         46,757
Microchip Technology, Inc.                                 1,434         46,892
National Semiconductor Corp.                                 651         14,778
Texas Instruments, Inc.                                    1,901         54,749
Xilinx, Inc.                                                 836         19,905
                                                                    -----------
Total Semiconductors                                                    947,819
                                                                    -----------
Software--2.1%
Automatic Data Processing, Inc.                            2,419        119,136
CA, Inc.                                                     748         16,942
Fair Isaac Corp.                                             376         15,284
Fidelity National Information Services, Inc.                 343         13,751
First Data Corp.                                           1,672         42,669
Global Payments, Inc.                                        308         14,260
IMS Health, Inc.                                             506         13,905
Mastercard, Inc. Class A                                     115         11,326
Microsoft Corp.                                           31,269        933,693
MoneyGram International, Inc.                                396         12,419
Paychex, Inc.                                              1,879         74,296
SEI Investments Co.                                          308         18,344
Total System Services, Inc.                                  748         19,740
                                                                    -----------
Total Software                                                        1,305,765
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Telecommunications--5.8%
ALLTEL Corp.                                                 775    $    46,872
AT&T, Inc.                                                35,116      1,255,397
BellSouth Corp.                                            9,500        447,545
Citizens Communications Co.                                5,476         78,690
Commonwealth Telephone Enterprises, Inc.                     418         17,497
Consolidated Communications Holdings, Inc.                    66          1,379
Embarq Corp.                                               1,392         73,164
FairPoint Communications, Inc.                               909         17,226
Harris Corp.                                                 352         16,143
Iowa Telecommunications Services, Inc.                       770         15,177
Motorola, Inc.                                             5,027        103,355
Qualcomm, Inc.                                             5,047        190,726
Sprint Nextel Corp.                                        3,361         63,489
Telephone & Data Systems, Inc.                               352         19,124
Telephone & Data Systems, Inc. Special Shares                352         17,459
USA Mobility, Inc.                                           696         15,570
Verizon Communications, Inc.                              31,370      1,168,219
Windstream Corp.                                           8,004        113,817
                                                                    -----------
Total Telecommunications                                              3,660,849
                                                                    -----------
Textiles--0.0%
Cintas Corp.                                                 532         21,126
                                                                    -----------

Toys/Games/Hobbies--0.1%
Hasbro, Inc.                                                 880         23,980
Mattel, Inc.                                               2,358         53,432
                                                                    -----------
Total Toys/Games/Hobbies                                                 77,412
                                                                    -----------
Transportation--1.0%
Burlington Northern Santa Fe Corp.                         1,140         84,143
C.H. Robinson Worldwide, Inc.                                629         25,720
Con-way Inc.                                                 242         10,658
CSX Corp.                                                  1,184         40,765
Expeditors International Washington, Inc.                    497         20,129
FedEx Corp.                                                  198         21,507
JB Hunt Transport Services, Inc.                             572         11,880
Laidlaw International, Inc.                                  550         16,737
Landstar System, Inc.                                        308         11,759
Norfolk Southern Corp.                                     1,355         68,143
Ryder System, Inc.                                           242         12,357
Union Pacific Corp.                                          866         79,689
United Parcel Service Inc. Class B                         2,976        223,140
                                                                    -----------
Total Transportation                                                    626,627
                                                                    -----------
Trucking & Leasing--0.0%
GATX Corp.                                                   340         14,732
                                                                    -----------
TOTAL COMMON STOCKS
(Cost: $58,785,979)                                                  63,141,872
                                                                    -----------

SHORT-TERM INVESTMENT--0.9%
MONEY MARKET FUND--0.9%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $575,165)                                         575,165        575,165
                                                                    -----------

WisdomTree Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.0%
MONEY MARKET FUNDS (c)--0.0%
UBS Enhanced Yield Portfolio, 5.23%                        4,372    $     4,372
UBS Private Money Market Fund LLC, 5.21%                   5,228          5,228
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $9,600) (d)                                                        9,600
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES--100.5%
(Cost: $59,370,744) (e)                                              63,726,637

Liabilities in Excess of Other Assets --(0.5)%                         (340,723)
                                                                    -----------

NET ASSETS--100.0%                                                  $63,385,914
                                                                    ===========

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $9,320 and the total market value of the collateral held by the Fund was $9,600.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                     33.3%
Consumer Non-Cyclical                         19.6%
Industrial                                    10.2%
Communications                                 7.5%
Energy                                         7.3%
Utilities                                      6.5%
Consumer Cyclical                              6.3%
Technology                                     4.8%
Basic Materials                                4.1%
Diversified                                    0.0% #
Short-Term Investment                          0.9%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Agriculture--5.9%
Altria Group, Inc.                                        76,043   $  6,526,011
Loews Corp.                                                2,809        181,798
Reynolds American, Inc.                                   12,261        802,728
Universal Corp.                                              940         46,069
UST, Inc.                                                  5,821        338,782
Vector Group Ltd. (a)                                      4,312         76,538
                                                                   ------------
Total Agriculture                                                     7,971,926
                                                                   ------------
Apparel--0.2%
Cherokee, Inc.                                               423         18,151
VF Corp.                                                   2,785        228,593
                                                                   ------------
Total Apparel                                                           246,744
                                                                   ------------
Auto Manufacturers--0.4%
General Motors Corp. (a)                                  17,186        527,954
                                                                   ------------
Auto Parts & Equipment--0.1%
American Axle & Manufacturing Holdings, Inc.               1,426         27,080
Bandag, Inc. Class A                                         282         14,089
Cooper Tire & Rubber Co.                                   1,426         20,392
Modine Manufacturing Co.                                     829         20,750
Standard Motor Products, Inc.                                826         12,373
Superior Industries International, Inc.                      705         13,585
                                                                   ------------
Total Auto Parts & Equipment                                            108,269
                                                                   ------------
Banks--20.3%
Arrow Financial Corp.                                        368          9,115
Associated Banc-Corp                                       4,037        140,811
BancorpSouth, Inc.                                         1,990         53,372
Bank of America Corp.                                    165,908      8,857,827
Bank of Granite Corp.                                        399          7,569
Bank of Hawaii Corp.                                       1,400         75,530
BB&T Corp.                                                18,765        824,346
Cadence Financial Corp.                                      549         11,897
Chemical Financial Corp.                                     658         21,911
Chittenden Corp.                                           1,084         33,268
Citizens Banking Corp.                                     1,855         49,158
City Holding Co.                                             423         17,296
Colonial BancGroup, Inc. (The)                             3,787         97,477
Comerica, Inc.                                             5,715        335,357
Community Bank System, Inc.                                  799         18,377
Community Banks, Inc.                                        564         15,657
Compass Bancshares, Inc.                                   3,148        187,778
Corus Bankshares, Inc.                                     2,217         51,146
Fifth Third Bancorp                                       20,110        823,102
First Bancorp                                                462         10,090
First Busey Corp.                                            517         11,917
First Charter Corp.                                        1,219         29,987
First Commonwealth Financial Corp.                         3,500         47,005
First Community Bancshares, Inc.                             282         11,156
First Financial Bancorp                                    1,191         19,783
First Financial Bankshares, Inc.                             470         19,674
First Horizon National Corp.                               4,993        208,608
First Indiana Corp.                                          476         12,071
First Merchants Corp.                                        517         14,058
First Midwest Bancorp, Inc.                                1,493         57,749
FirstMerit Corp.                                           3,480         84,007
FNB Corp.                                                  2,558         46,734
Fremont General Corp.                                      1,950         31,610
Fulton Financial Corp.                                     5,595         93,437
Harleysville National Corp.                                  750         14,483
Huntington Bancshares, Inc.                                8,740        207,575

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Independent Bank Corp./MI                                    513   $     12,974
KeyCorp                                                   13,636        518,577
Lakeland Bancorp, Inc.                                       785         11,697
MainSource Financial Group, Inc.                             516          8,733
MBT Financial Corp.                                          702         10,755
National City Corp.                                       23,110        844,902
National Penn Bancshares, Inc.                             1,171         23,713
NBT Bancorp, Inc.                                            893         22,780
Old National Bancorp                                       2,690         50,896
Omega Financial Corp.                                        376         12,002
Pacific Capital Bancorp                                    1,130         37,945
Park National Corp.                                          470         46,530
Peoples Bancorp, Inc.                                        279          8,286
PNC Financial Services Group, Inc. (The)                   8,120        601,205
Provident Bankshares Corp.                                   799         28,444
Regions Financial Corp.                                   24,730        924,902
Republic Bancorp, Inc.                                     2,178         29,316
Royal Bancshares of Pennsylvania Class A                     468         12,307
S&T Bancorp, Inc.                                            658         22,813
Seacoast Banking Corp. of Florida                            468         11,606
Sky Financial Group, Inc.                                  3,910        111,591
State Bancorp, Inc.                                          617         11,760
Sterling Bancorp                                             564         11,111
SunTrust Banks, Inc.                                       9,399        793,746
Susquehanna Bancshares, Inc.                               1,800         48,384
TCF Financial Corp.                                        4,274        117,193
TD Banknorth, Inc.                                         5,450        175,926
Tompkins Trustco, Inc.                                       258         11,726
TrustCo Bank Corp.                                         4,200         46,704
Trustmark Corp.                                            1,403         45,892
U.S. Bancorp                                              61,260      2,216,999
UnionBanCal Corp.                                          4,072        249,410
United Bankshares, Inc.                                      940         36,331
Valley National Bancorp                                    3,222         85,415
Wachovia Corp.                                            73,839      4,205,132
Washington Trust Bancorp, Inc.                               408         11,379
Wells Fargo & Co.                                         95,296      3,388,726
WesBanco, Inc.                                               564         18,911
West Bancorp, Inc.                                           549          9,761
Westamerica Bancorp.                                         749         37,922
Whitney Holding Corp.                                      1,959         63,903
Wilmington Trust Corp.                                     1,844         77,761
                                                                   ------------
Total Banks                                                          27,567,004
                                                                   ------------
Beverages--2.0%
Coca-Cola Co. (The)                                       55,120      2,659,540
                                                                   ------------
Building Materials--0.2%
LSI Industries, Inc.                                         423          8,397
Masco Corp.                                               10,738        320,744
                                                                   ------------
Total Building Materials                                                329,141
                                                                   ------------
Chemicals--2.5%
Dow Chemical Co. (The)                                    31,805      1,270,291
E.I. du Pont de Nemours & Co.                             25,764      1,254,963
Eastman Chemical Co.                                       2,225        131,965
Ferro Corp.                                                  940         19,449
Kronos Worldwide, Inc.                                     1,285         41,840
Lyondell Chemical Co.                                      8,043        205,660
NL Industries, Inc.                                        1,802         18,633
Olin Corp.                                                 3,097         51,162
PPG Industries, Inc.                                       4,384        281,497
Quaker Chemical Corp.                                        282          6,224
RPM International, Inc.                                    3,933         82,160
Sensient Technologies Corp.                                1,261         31,021
Stepan Co.                                                   222          7,031

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
UAP Holding Corp.                                          1,379   $     34,723
                                                                   ------------
Total Chemicals                                                       3,436,619
                                                                   ------------
Commercial Services--0.4%
Advance America, Cash Advance Centers, Inc.                2,074         30,384
Coinmach Service Corp. Class A                             2,085         24,812
Deluxe Corp.                                               1,857         46,796
Diamond Management & Technology Consultants, Inc.            973         12,104
Landauer, Inc.                                               366         19,204
Pre-Paid Legal Services, Inc. (a)                            423         16,552
R.R. Donnelley & Sons Co.                                  5,819        206,807
ServiceMaster Co. (The)                                    9,449        123,876
Startek, Inc.                                                705          9,546
                                                                   ------------
Total Commercial Services                                               490,081
                                                                   ------------
Distribution/Wholesale--0.2%
BlueLinx Holdings, Inc.                                      752          7,821
Genuine Parts Co.                                          4,267        202,384
                                                                   ------------
Total Distribution/Wholesale                                            210,205
                                                                   ------------
Diversified Financial Services--11.6%
Citigroup, Inc.                                          172,487      9,607,525
Freddie Mac                                               17,221      1,169,306
IndyMac Bancorp, Inc.                                      2,738        123,648
JPMorgan Chase & Co.                                      90,538      4,372,985
Municipal Mortgage & Equity, LLC                           2,225         71,645
Student Loan Corp.                                           448         92,870
Thornburg Mortgage, Inc.                                  10,850        272,661
                                                                   ------------
Total Diversified Financial Services                                 15,710,640
                                                                   ------------
Electric--8.7%
ALLETE, Inc.                                                 752         34,998
Alliant Energy Corp.                                       3,049        115,161
Ameren Corp.                                               8,591        461,594
American Electric Power Co., Inc.                         13,201        562,099
Black Hills Corp.                                          1,034         38,196
CenterPoint Energy, Inc.                                  10,194        169,017
Central Vermont Public Service Corp.                         384          9,043
CH Energy Group, Inc.                                        586         30,941
Cleco Corp.                                                1,614         40,721
Consolidated Edison, Inc.                                 10,915        524,684
Dominion Resources, Inc.                                  10,738        900,274
DPL, Inc.                                                  3,750        104,175
DTE Energy Co.                                             6,912        334,610
Duke Energy Corp.                                         44,989      1,494,084
Duquesne Light Holdings, Inc.                              3,797         75,370
Empire District Electric Co. (The)                         1,240         30,616
Energy East Corp.                                          6,442        159,762
FirstEnergy Corp.                                          8,526        514,118
FPL Group, Inc.                                           10,119        550,676
Great Plains Energy, Inc.                                  3,922        124,720
Hawaiian Electric Industries, Inc.                         3,401         92,337
IDACORP, Inc.                                              1,238         47,849
ITC Holdings Corp.                                         1,034         41,257
MGE Energy, Inc.                                             699         25,569
Northeast Utilities                                        3,660        103,066
NorthWestern Corp.                                           803         28,410
NSTAR                                                      3,656        125,620
OGE Energy Corp.                                           2,809        112,360
Otter Tail Corp.                                             971         30,256
Pepco Holdings, Inc.                                       6,896        179,365
PG&E Corp.                                                 8,901        421,284
Pinnacle West Capital Corp.                                3,777        191,456
PNM Resources, Inc.                                        1,943         60,427

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Portland General Electric Co.                              1,799   $     49,023
PPL Corp.                                                 10,257        367,611
Progress Energy, Inc.                                     11,423        560,641
Public Service Enterprise Group, Inc.                      7,596        504,222
Puget Energy, Inc.                                         4,361        110,595
SCANA Corp.                                                4,217        171,295
Southern Co.                                              28,205      1,039,636
TECO Energy, Inc.                                          8,553        147,368
TXU Corp.                                                 12,297        666,620
UIL Holdings Corp.                                           830         35,018
Westar Energy, Inc.                                        2,917         75,725
WPS Resources Corp.                                        1,693         91,473
Xcel Energy, Inc.                                         14,010        323,071
                                                                   ------------
Total Electric                                                       11,876,413
                                                                   ------------
Electrical Components & Equipment--0.0%
Hubbell, Inc. Class A                                        196          8,722
                                                                   ------------
Entertainment--0.1%
Regal Entertainment Group Class A                          3,916         83,489
                                                                   ------------
Environmental Control--0.0%
American Ecology Corp.                                       423          7,830
Synagro Technologies, Inc.                                 7,218         31,903
                                                                   ------------
Total Environmental Control                                              39,733
                                                                   ------------

Food--0.9%
ConAgra Foods, Inc.                                       12,678        342,306
H.J. Heinz Co. Ltd.                                        9,270        417,243
Kraft Foods, Inc. Class A                                 11,752        419,546
Lance, Inc.                                                  658         13,213
Nash Finch Co.                                               430         11,739
Weis Markets, Inc.                                           689         27,636
                                                                   ------------
Total Food                                                            1,231,683
                                                                   ------------
Forest Products & Paper--1.1%
Bowater, Inc.                                              1,821         40,973
International Paper Co.                                   12,209        416,327
Louisiana-Pacific Corp.                                    2,633         56,688
MeadWestvaco Corp.                                         4,878        146,633
Plum Creek Timber Co., Inc.                                6,752        269,067
Weyerhaeuser Co.                                           7,794        550,646
Xerium Technologies, Inc.                                  3,366         32,953
                                                                   ------------
Total Forest Products & Paper                                         1,513,287
                                                                   ------------
Gas--0.9%
AGL Resources, Inc.                                        2,558         99,532
Atmos Energy Corp.                                         2,767         88,295
Cascade Natural Gas Corp.                                    319          8,268
KeySpan Corp.                                              7,119        293,161
Laclede Group, Inc. (The)                                    725         25,397
New Jersey Resources Corp.                                   705         34,249
Nicor, Inc.                                                1,428         66,830
NiSource, Inc.                                             9,045        217,985
Northwest Natural Gas Co.                                    846         35,904
Peoples Energy Corp.                                       1,587         70,733
Piedmont Natural Gas Co. Inc.                              2,413         64,548
South Jersey Industries, Inc.                                788         26,327
Vectren Corp.                                              2,840         80,315
WGL Holdings, Inc.                                         1,768         57,601
                                                                   ------------
Total Gas                                                             1,169,145
                                                                   ------------

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Healthcare-Services--0.1%
Brookdale Senior Living, Inc.                              3,151   $    151,248
                                                                   ------------
Home Furnishings--0.1%
Bassett Furniture Industries, Inc.                           376          6,144
Furniture Brands International, Inc.                       1,593         25,854
Kimball International, Inc. Class B                          846         20,558
La-Z-Boy, Inc.                                             1,858         22,054
                                                                   ------------
Total Home Furnishings                                                   74,610
                                                                   ------------
Household Products/Wares--0.7%
Ennis, Inc.                                                  658         16,095
Kimberly-Clark Corp.                                      12,000        815,399
Standard Register Co. (The)                                1,128         13,536
Tupperware Brands Corp.                                    2,037         46,057
WD-40 Co.                                                    376         13,111
                                                                   ------------
Total Household Products/Wares                                          904,198
                                                                   ------------
Housewares--0.2%
Newell Rubbermaid, Inc.                                    7,304        211,451
                                                                   ------------
Insurance--0.8%
American National Insurance Co.                              629         71,775
Arthur J. Gallagher & Co.                                  3,700        109,335
Baldwin & Lyons, Inc. Class B                                445         11,365
Cincinnati Financial Corp.                                 4,708        213,319
Commerce Group, Inc.                                       1,802         53,610
Fidelity National Title Group, Inc. Class A               10,294        245,821
Mercury General Corp.                                      1,746         92,067
Old Republic International Corp.                           5,448        126,829
Unitrin, Inc.                                              2,037        102,074
Zenith National Insurance Corp.                              999         46,863
                                                                   ------------
Total Insurance                                                       1,073,058
                                                                   ------------
Internet--0.0%
United Online, Inc.                                        3,175         42,164
                                                                   ------------
Investment Companies--0.9%
Allied Capital Corp.                                      10,609        346,701
American Capital Strategies Ltd.                           9,954        460,471
Apollo Investment Corp.                                    5,844        130,906
Ares Capital Corp.                                         3,701         70,726
Gladstone Capital Corp.                                      658         15,700
Gladstone Investment Corp.                                   705         10,794
Hercules Technology Growth Capital, Inc.                   1,267         18,055
MCG Capital Corp.                                          4,430         90,018
Medallion Financial Corp.                                    658          8,139
MVC Capital, Inc.                                            611          8,163
NGP Capital Resources Co.                                    658         11,022
Patriot Capital Funding, Inc.                              1,208         17,504
Prospect Energy Corp.                                        983         16,839
Technology Investment Capital Corp.                        1,285         20,740
                                                                   ------------
Total Investment Companies                                            1,225,778
                                                                   ------------

Leisure Time--0.0%
Polaris Industries, Inc.                                     958         44,863
                                                                   ------------
Machinery-Diversified--0.0%
Briggs & Stratton Corp.                                    1,426         38,431
                                                                   ------------

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Media--0.7%
Belo Corp. Class A                                         2,137   $     39,257
CBS Corp. Class B                                         17,178        535,609
Citadel Broadcasting Corp.                                 7,685         76,543
Dow Jones & Co., Inc.                                      1,560         59,280
Entercom Communications Corp.                              1,426         40,185
New York Times Co. (The) Class A (a)                       3,684         89,742
Sinclair Broadcast Group, Inc. Class A                     1,849         19,415
Sun-Times Media Group, Inc. Class A                        2,132         10,468
World Wrestling Entertainment, Inc.                        1,934         31,524
                                                                   ------------
Total Media                                                             902,023
                                                                   ------------
Metal Fabricate/Hardware--0.0%
Worthington Industries, Inc.                               2,997         53,107
                                                                   ------------
Mining--1.1%
Compass Minerals International, Inc.                         892         28,152
Southern Copper Corp. (a)                                 26,290      1,416,768
                                                                   ------------
Total Mining                                                          1,444,920
                                                                   ------------
Miscellaneous Manufacturing--7.2%
General Electric Co.                                     259,503      9,656,106
Koppers Holdings, Inc.                                       549         14,312
Leggett & Platt, Inc.                                      4,544        108,602
Reddy Ice Holdings, Inc.                                   1,191         30,752
Standex International Corp.                                  377         11,359
                                                                   ------------
Total Miscellaneous Manufacturing                                     9,821,131
                                                                   ------------
Office Furnishings--0.0%
Steelcase, Inc. Class A                                    1,881         34,159
                                                                   ------------
Office/Business Equipment--0.2%
Pitney Bowes, Inc.                                         5,403        249,565
                                                                   ------------
Oil & Gas--3.0%
Chevron Corp.                                             55,685      4,094,518
Crosstex Energy, Inc.                                         80          2,535
                                                                   ------------
Total Oil & Gas                                                       4,097,053
                                                                   ------------
Oil & Gas Services--0.0%
MarkWest Hydrocarbon, Inc.                                   282         13,691
                                                                   ------------
Packaging & Containers--0.1%
Chesapeake Corp.                                             987         16,799
Packaging Corp. of America                                 4,216         93,173
                                                                   ------------
Total Packaging & Containers                                            109,972
                                                                   ------------
Pharmaceuticals--9.1%
Bristol-Myers Squibb Co.                                  78,790      2,073,753
Eli Lilly & Co.                                           30,005      1,563,261
Merck & Co., Inc.                                         65,845      2,870,842
Pfizer, Inc.                                             223,642      5,792,327
                                                                   ------------
Total Pharmaceuticals                                                12,300,183
                                                                   ------------
Pipelines--0.5%
Kinder Morgan, Inc.                                        3,972        420,039
National Fuel Gas Co.                                      2,366         91,186
ONEOK, Inc.                                                2,900        125,048
                                                                   ------------
Total Pipelines                                                         636,273
                                                                   ------------

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Real Estate --0.0%
Resource Capital Corp.                                     1,408   $     23,865
                                                                   ------------
REITS--8.3%
Acadia Realty Trust                                          799         19,991
Agree Realty Corp.                                           708         24,334
Alexandria Real Estate Equities, Inc.                        728         73,091
AMB Property Corp.                                         2,378        139,375
American Campus Communities, Inc.                          1,101         31,345
American Financial Realty Trust                            7,485         85,628
American First Apartment Investors, Inc.                     594         10,870
American Land Lease, Inc.                                    235          6,230
Apartment Investment & Management Co. Class A              3,568        199,879
Archstone-Smith Trust                                      5,629        327,664
Ashford Hospitality Trust, Inc.                            3,948         49,153
Associated Estates Realty Corp.                              778         10,690
BioMed Realty Trust, Inc.                                  2,233         63,864
BNP Residential Properties, Inc.                             475         11,471
Brandywine Realty Trust                                    3,844        127,813
BRE Properties, Inc. Class A                               1,422         92,458
BRT Realty Trust                                             542         14,986
Camden Property Trust                                      1,614        119,194
Capital Lease Funding, Inc.                                1,614         18,722
CBL & Associates Properties, Inc.                          2,722        117,999
Cedar Shopping Centers, Inc.                               1,332         21,192
CentraCore Properties Trust                                  658         21,273
Colonial Properties Trust                                  2,272        106,511
Columbia Equity Trust                                        608         11,619
Cousins Properties, Inc.                                   1,802         63,557
Crescent Real Estate Equities Co.                          6,374        125,887
Developers Diversified Realty Corp.                        3,523        221,773
DiamondRock Hospitality Co.                                2,746         49,455
Digital Realty Trust, Inc.                                 1,266         43,335
Duke Realty Corp.                                          5,356        219,060
EastGroup Properties, Inc.                                   705         37,760
Education Realty Trust, Inc.                                 874         12,909
Entertainment Properties Trust                             1,065         62,239
Equity Inns, Inc.                                          2,745         43,810
Equity Office Properties Trust                             8,551        411,902
Equity One, Inc.                                           2,981         79,473
Equity Residential                                         8,621        437,516
Extra Space Storage, Inc.                                  2,817         51,438
Federal Realty Investment Trust                            1,332        113,220
FelCor Lodging Trust, Inc.                                 2,502         54,644
First Industrial Realty Trust, Inc.                        2,319        108,738
First Potomac Realty Trust                                   705         20,523
Franklin Street Properties Corp.                           3,722         78,348
General Growth Properties, Inc.                            7,029        367,125
Getty Realty Corp.                                         1,238         38,254
Glimcher Realty Trust                                      2,369         63,276
Global Signal, Inc.                                        2,366        124,617
GMH Communities Trust                                      2,511         25,487
Government Properties Trust, Inc.                          1,076         11,406
Health Care Property Investors, Inc.                       8,254        303,912
Health Care REIT, Inc.                                     3,776        162,444
Healthcare Realty Trust, Inc.                              2,699        106,718
Hersha Hospitality Trust                                   1,796         20,367
Highland Hospitality Corp.                                 3,198         45,572
Highwoods Properties, Inc.                                 2,178         88,775
Home Properties, Inc.                                      1,233         73,080
Hospitality Properties Trust                               3,844        182,705
Host Hotels & Resorts, Inc.                               14,672        360,198
HRPT Properties Trust                                     12,020        148,447
Inland Real Estate Corp.                                   3,175         59,436
Innkeepers USA Trust                                       2,005         31,078
Investors Real Estate Trust                                2,605         26,727
iStar Financial, Inc.                                      7,250        346,695

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                          801   $     62,478
Kimco Realty Corp.                                         6,907        310,470
Kite Realty Group Trust                                    1,648         30,686
LaSalle Hotel Properties                                   1,351         61,943
Lexington Corporate Properties Trust                       2,981         66,834
Liberty Property Trust                                     3,931        193,169
Longview Fibre Co.                                         2,582         56,675
LTC Properties, Inc.                                       1,128         30,806
Macerich Co. (The)                                         2,178        188,549
Mack-Cali Realty Corp.                                     2,652        135,252
Maguire Properties, Inc.                                   1,614         64,560
Medical Properties Trust, Inc.                             2,511         38,418
Mid-America Apartment Communities, Inc.                      846         48,425
Mission West Properties, Inc.                                799         10,467
National Health Investors, Inc.                            1,310         43,230
National Retail Properties, Inc.                           3,011         69,102
Nationwide Health Properties, Inc.                         3,891        117,586
New Plan Excel Realty Trust, Inc.                          4,032        110,799
Newkirk Realty Trust, Inc.                                 1,379         24,877
Omega Healthcare Investors, Inc.                           3,028         53,656
One Liberty Properties, Inc.                                 473         11,886
Parkway Properties, Inc.                                     658         33,565
Pennsylvania Real Estate Investment Trust                  1,891         74,468
Post Properties, Inc.                                      1,574         71,932
Potlatch Corp.                                             1,695         74,275
Ramco-Gershenson Properties Trust                            799         30,474
Rayonier, Inc.                                             3,067        125,900
Realty Income Corp.                                        4,874        135,010
Reckson Associates Realty Corp.                            2,666        121,570
Regency Centers Corp.                                      1,844        144,145
Republic Property Trust                                    1,659         19,145
Saul Centers, Inc.                                           517         28,533
Senior Housing Properties Trust                            4,079         99,854
Simon Property Group, Inc.                                 5,861        593,662
Sovran Self Storage, Inc.                                    815         46,683
Spirit Finance Corp.                                       6,056         75,518
Strategic Hotels & Resorts, Inc.                           2,831         61,687
Sun Communities, Inc.                                      1,339         43,330
Sunstone Hotel Investors, Inc.                             2,354         62,922
Tanger Factory Outlet Centers, Inc.                          893         34,898
Trustreet Properties Inc.                                  4,690         79,027
United Dominion Realty Trust, Inc.                         4,334        137,778
Universal Health Realty Income Trust                         564         21,985
Urstadt Biddle Properties, Inc. Class A                      752         14,356
U-Store-It Trust                                           2,652         54,499
Ventas, Inc.                                               3,700        156,584
Vornado Realty Trust                                       3,398        412,857
Washington Real Estate Investment Trust                    1,473         58,920
Weingarten Realty Investors                                2,963        136,624
Winston Hotels, Inc.                                       1,985         26,301
Winthrop Realty Trust                                      2,024         13,864
                                                                   ------------
Total REITS                                                          11,247,492
                                                                   ------------
Retail--0.0%
Asbury Automotive Group, Inc.                              1,013         23,866
Kenneth Cole Productions, Inc. Class A                       471         11,299
Tuesday Morning Corp.                                      1,763         27,415
                                                                   ------------
Total Retail                                                             62,580
                                                                   ------------
Savings & Loans--1.9%
Astoria Financial Corp.                                    2,993         90,269
Capitol Federal Financial                                  3,397        130,513
Charter Financial Corp.                                      529         27,254
Dime Community Bancshares, Inc.                            1,128         15,803
First Defiance Financial Corp.                               390         11,817
First Niagara Financial Group, Inc.                        3,462         51,445

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                     1,990   $     29,532
New York Community Bancorp, Inc.                          16,220        261,142
Northwest Bancorp, Inc.                                    1,295         35,561
OceanFirst Financial Corp.                                   399          9,149
United Community Financial Corp.                             793          9,706
Washington Federal, Inc.                                   2,762         64,990
Washington Mutual, Inc.                                   40,744      1,853,444
Willow Grove Bancorp, Inc.                                   329          4,909
                                                                   ------------
Total Savings & Loans                                                 2,595,534
                                                                   ------------
Semiconductors--0.1%
Microchip Technology, Inc.                                 5,616        183,643
                                                                   ------------
Software--0.0%
Computer Programs & Systems, Inc.                            235          7,988
                                                                   ------------
Telecommunications--9.0%
Alaska Communications Systems Group, Inc.                  2,319         35,226
AT&T, Inc.                                               133,867      4,785,744
BellSouth Corp.                                           36,680      1,727,994
Citizens Communications Co.                               19,845        285,173
Commonwealth Telephone Enterprises, Inc.                     987         41,316
Consolidated Communications Holdings, Inc.                 2,225         46,503
Embarq Corp.                                               5,160        271,210
FairPoint Communications, Inc.                             2,634         49,914
Iowa Telecommunications Services, Inc.                     2,668         52,586
North Pittsburgh Systems, Inc.                               376          9,077
SureWest Communications                                      470         12,944
USA Mobility, Inc.*                                        2,594         58,028
Verizon Communications, Inc.                             120,223      4,477,104
Windstream Corp.                                          30,376        431,947
                                                                   ------------
Total Telecommunications                                             12,284,766
                                                                   ------------
Toys/Games/Hobbies--0.2%
Mattel, Inc.                                              10,032        227,325
                                                                   ------------
Trucking & Leasing --0.0%
Tal International Group, Inc.                                944         25,195
                                                                   ------------

Water--0.0%
California Water Service Group                               520         21,008
Middlesex Water Co.                                          383          7,174
                                                                   ------------
Total Water                                                              28,182
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $129,485,219)                                                135,295,043
                                                                   ------------

SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND--0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $810,392)                                         810,392        810,392
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.9%
MONEY MARKET FUNDS (c)--0.9%
UBS Enhanced Yield Portfolio, 5.23%                      910,547        910,547
UBS Private Money Market Fund LLC, 5.21%                 329,853        329,853
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $1,240,400) (d)                                                1,240,400
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES,
  BEFORE SECURITIES SOLD SHORT--101.2%
(Cost: $131,536,011)                                                137,345,835
                                                                   ------------
SECURITIES SOLD SHORT--(0.0)%
Banks - (0.0)%
Capital One Financial Corp.
(Proceeds: $3,294)                                           (43)  $     (3,303)
                                                                   ------------

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES,
  NET OF SECURITIES SOLD SHORT--101.2%
(Cost: $131,532,717) (e)                                           $137,342,532

Liabilities in Excess of Other Assets--(1.2)%                        (1,582,912)
                                                                   ------------

NET ASSETS--100.0%                                                 $135,759,620
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $1,199,184 and the total market value of the collateral held by the Fund was $1,240,400.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                     See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   43.8%
Consumer Non-Cyclical                       18.9%
Communications                               9.8%
Utilities                                    9.6%
Industrial                                   7.7%
Basic Materials                              4.7%
Energy                                       3.5%
Consumer Cyclical                            1.4%
Technology                                   0.3%
Short-Term Investment                        0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Agriculture--3.9%
Altria Group, Inc.                                        16,886   $  1,449,157
Reynolds American, Inc.                                   25,063      1,640,874
UST, Inc.                                                 25,213      1,467,397
                                                                   ------------
Total Agriculture                                                     4,557,428
                                                                   ------------
Apparel--0.9%
VF Corp.                                                  12,581      1,032,648
                                                                   ------------
Auto Manufacturers--1.1%
General Motors Corp. (a)                                  40,419      1,241,672
                                                                   ------------
Banks--17.4%
Bank of America Corp.                                     26,860      1,434,055
Bank of New York Co., Inc. (The)                          23,936        942,360
BB&T Corp.                                                31,542      1,385,640
Comerica, Inc.                                            24,124      1,415,596
Fifth Third Bancorp                                       35,603      1,457,231
KeyCorp                                                   36,390      1,383,912
Marshall & Ilsley Corp.                                   17,886        860,495
National City Corp.                                       41,143      1,504,188
PNC Financial Services Group, Inc. (The)                  15,338      1,135,626
Regions Financial Corp.                                   36,135      1,351,449
SunTrust Banks, Inc.                                      12,634      1,066,941
Synovus Financial Corp.                                   29,946        923,235
UnionBanCal Corp.                                         19,739      1,209,014
U.S. Bancorp                                              40,508      1,465,985
Wachovia Corp.                                            26,692      1,520,110
Wells Fargo & Co.                                         31,181      1,108,796
                                                                   ------------
Total Banks                                                          20,164,633
                                                                   ------------
Beverages--1.6%
Anheuser-Busch Cos., Inc.                                 18,511        910,741
Coca-Cola Co. (The)                                       19,585        944,976
                                                                   ------------
Total Beverages                                                       1,855,717
                                                                   ------------
Building Materials--1.0%
Masco Corp.                                               37,534      1,121,141
                                                                   ------------
Chemicals--3.7%
Dow Chemical Co. (The)                                    32,434      1,295,413
E.I. du Pont de Nemours & Co.                             22,798      1,110,491
PPG Industries, Inc.                                      16,141      1,036,414
Rohm & Haas Co.                                           16,773        857,436
                                                                   ------------
Total Chemicals                                                       4,299,754
                                                                   ------------
Commercial Services--1.5%
H&R Block, Inc.                                           32,412        746,773
R.R. Donnelley & Sons Co.                                 28,952      1,028,955
                                                                   ------------
Total Commercial Services                                             1,775,728
                                                                   ------------
Distribution/Wholesale--0.9%
Genuine Parts Co.                                         21,468      1,018,227
                                                                   ------------
Diversified Financial Services--3.1%
Citigroup, Inc.                                           27,669      1,541,163
Freddie Mac                                               14,375        976,063

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      21,914   $  1,058,446
                                                                   ------------
Total Diversified Financial Services                                  3,575,672
                                                                   ------------
Electric--19.4%
Ameren Corp.                                              29,622      1,591,590
American Electric Power Co., Inc.                         31,232      1,329,859
Consolidated Edison, Inc.                                 34,475      1,657,212
Dominion Resources, Inc.                                  14,762      1,237,646
DTE Energy Co.                                            32,491      1,572,889
Duke Energy Corp.                                         44,163      1,466,653
Edison International                                      17,841        811,409
Entergy Corp.                                              9,007        831,526
Exelon Corp.                                              15,150        937,634
FirstEnergy Corp.                                         17,590      1,060,677
FPL Group, Inc.                                           18,506      1,007,097
PG&E Corp.                                                21,852      1,034,255
PPL Corp.                                                 29,050      1,041,152
Progress Energy, Inc.                                     36,989      1,815,419
Public Service Enterprise Group, Inc.                     17,668      1,172,802
Southern Co.                                              41,052      1,513,177
TXU Corp.                                                 18,705      1,013,998
Xcel Energy, Inc.                                         59,044      1,361,555
                                                                   ------------
Total Electric                                                       22,456,550
                                                                   ------------
Electrical Components & Equipment--0.7%
Emerson Electric Co.                                      19,456        857,815
                                                                   ------------
Environmental Control--0.7%
Waste Management, Inc.                                    22,594        830,781
                                                                   ------------
Food--4.9%
ConAgra Foods, Inc.                                       37,699      1,017,873
General Mills, Inc.                                       15,389        886,406
H.J. Heinz Co. Ltd.                                       24,983      1,124,485
Kellogg Co.                                               16,490        825,489
Kraft Foods, Inc. Class A                                 28,534      1,018,664
Sara Lee Corp.                                            50,657        862,689
                                                                   ------------
Total Food                                                            5,735,606
                                                                   ------------
Forest Products & Paper--2.2 %
International Paper Co.                                   32,219      1,098,668
Weyerhaeuser Co.                                          20,098      1,419,924
                                                                   ------------
Total Forest Products & Paper                                         2,518,592
                                                                   ------------
Healthcare-Products--0.7%
Johnson & Johnson                                         12,003        792,438
                                                                   ------------
Home Builders--0.7%
D.R. Horton, Inc.                                         30,514        808,316
                                                                   ------------
Household Products/Wares--0.9%
Kimberly-Clark Corp.                                      15,518      1,054,448
                                                                   ------------
Housewares--0.9%
Newell Rubbermaid, Inc.                                   36,329      1,051,725
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Insurance--2.5 %
Cincinnati Financial Corp.                                23,692   $  1,073,485
Hartford Financial Services Group, Inc. (The)              9,509        887,285
Lincoln National Corp.                                    13,646        906,094
                                                                   ------------
Total Insurance                                                       2,866,864
                                                                   ------------
Media--0.8%
CBS Corp. Class B                                         30,840        961,591
                                                                   ------------
Mining--3.0%
Southern Copper Corp. (a)                                 64,297      3,464,965
                                                                   ------------
Miscellaneous Manufacturing--1.5%
3M Co.                                                     9,751        759,895
General Electric Co.                                      27,962      1,040,466
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,800,361
                                                                   ------------
Office/Business Equipment--0.8%
Pitney Bowes, Inc.                                        21,154        977,103
                                                                   ------------
Oil & Gas--0.9%
Chevron Corp.                                             14,120      1,038,244
                                                                   ------------
Pharmaceuticals--5.1%
Abbott Laboratories                                       18,601        906,055
Bristol-Myers Squibb Co.                                  63,409      1,668,924
Eli Lilly & Co.                                           19,308      1,005,947
Merck & Co., Inc.                                         26,701      1,164,164
Pfizer, Inc.                                              44,590      1,154,881
                                                                   ------------
Total Pharmaceuticals                                                 5,899,971
                                                                   ------------
Pipelines--1.0%
Kinder Morgan, Inc.                                       11,057      1,169,278
                                                                   ------------
REITS--9.2%
Archstone-Smith Trust                                     17,023        990,909
AvalonBay Communities, Inc.                                6,234        810,732
Boston Properties, Inc.                                    6,999        783,048
Equity Office Properties Trust                            19,740        950,876
Equity Residential                                        21,988      1,115,891
General Growth Properties, Inc.                           21,553      1,125,712
Host Hotels & Resorts, Inc.                               43,652      1,071,657
Kimco Realty Corp.                                        23,367      1,050,347
ProLogis                                                  13,158        799,612
Simon Property Group, Inc.                                10,355      1,048,858
Vornado Realty Trust                                       7,600        923,400
                                                                   ------------
Total REITS                                                          10,671,042
                                                                   ------------
Retail--1.5%
Home Depot, Inc. (The)                                    21,935        880,909
McDonald's Corp.                                          19,848        879,862
                                                                   ------------
Total Retail                                                          1,760,771
                                                                   ------------
Savings & Loans--1.5%
Washington Mutual, Inc.                                   39,011      1,774,610
                                                                   ------------
Telecommunications--4.7%
AT&T, Inc.                                                40,801      1,458,636
BellSouth Corp.                                           18,690        880,486
Embarq Corp.                                              26,418      1,388,530

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              46,308   $  1,724,510
                                                                   ------------
Total Telecommunications                                              5,452,162
                                                                   ------------

Toys/Games/Hobbies--0.9%
Mattel, Inc.                                              46,994      1,064,884
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $112,609,170)                                                115,650,737
                                                                   ------------
SHORT-TERM INVESTMENT--0.3%
MONEY MARKET FUND--0.3%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $376,347)                                         376,347        376,347
                                                                   ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--2.6%
MONEY MARKET FUNDS (c) --2.6%
UBS Enhanced Yield Portfolio, 5.23%                    2,024,619      2,024,619
UBS Private Money Market Fund LLC, 5.21%                 982,581        982,581
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $3,007,200) (d)                                                3,007,200
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES,
  BEFORE SECURITIES SOLD SHORT--102.5%
(Cost: $115,992,717)                                                119,034,284
                                                                   ------------
SECURITIES SOLD SHORT-- (0.0)%
Banks - (0.0)%
Capital One Financial Corp.                                 (216)       (16,593)
(Proceeds: $16,548)                                                ------------

TOTAL INVESTMENTS IN SECURITIES,
  NET OF SECURITIES SOLD SHORT--102.5%
(Cost: $115,976,169) (e)                                            119,017,691

Liabilities in Excess of Other Assets--(2.5)%                        (2,942,770)
                                                                   ------------

NET ASSETS--100.0%                                                 $116,074,921
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $2,909,109 and the total market value of the collateral held by the Fund was $3,007,200.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                     See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   33.6%
Utilities                                   19.3%
Consumer Non-Cyclical                       18.7%
Basic Materials                              8.9%
Consumer Cyclical                            6.9%
Communications                               5.5%
Industrial                                   4.0%
Energy                                       1.9%
Technology                                   0.8%
Short-Term Investment                        0.3%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Advertising--0.1%
Omnicom Group, Inc.                                        1,506   $    157,437
                                                                   ------------
Aerospace/Defense--1.8%
Boeing Co. (The)                                           9,590        851,975
General Dynamics Corp.                                     4,450        330,858
L-3 Communications Holdings, Inc.                          1,038         84,888
Lockheed Martin Corp.                                      5,856        539,162
Northrop Grumman Corp.                                     5,495        372,012
Raytheon Co.                                               7,469        394,363
Rockwell Collins, Inc.                                     1,572         99,492
United Technologies Corp.                                 14,735        921,231
                                                                   ------------
Total Aerospace/Defense                                               3,593,981
                                                                   ------------
Agriculture--3.9%
Altria Group, Inc.                                        76,305      6,548,495
Archer-Daniels-Midland Co.                                 6,611        211,288
Reynolds American, Inc.                                   12,273        803,513
UST, Inc.                                                  5,839        339,830
                                                                   ------------
Total Agriculture                                                     7,903,126
                                                                   ------------
Airlines--0.0%
Southwest Airlines Co.                                       533          8,166
                                                                   ------------
Apparel--0.2%
NIKE, Inc. Class B                                         2,507        248,268
VF Corp.                                                   2,794        229,332
                                                                   ------------
Total Apparel                                                           477,600
                                                                   ------------
Auto Manufacturers--0.3%
General Motors Corp.                                      17,245        529,766
Paccar, Inc.                                               2,721        176,593
                                                                   ------------
Total Auto Manufacturers                                                706,359
                                                                   ------------
Auto Parts & Equipment--0.1%
Johnson Controls, Inc.                                     2,820        242,294
                                                                   ------------
Banks--13.4%
Bank of America Corp.                                    166,486      8,888,689
Bank of New York Co., Inc. (The)                          16,554        651,731
BB&T Corp.                                                18,818        826,675
Capital One Financial Corp.                                  309         23,737
Comerica, Inc.                                             5,789        339,699
Fifth Third Bancorp                                       20,126        823,757
KeyCorp                                                   13,663        519,604
M&T Bank Corp.                                             2,024        247,252
Marshall & Ilsley Corp.                                    5,334        256,619
Mellon Financial Corp.                                     7,963        335,640
National City Corp. (a)                                   23,215        848,740
Northern Trust Corp.                                       3,418        207,438
PNC Financial Services Group, Inc. (The)                   8,135        602,315
Regions Financial Corp.                                   24,779        926,735
State Street Corp.                                         3,803        256,474
SunTrust Banks, Inc.                                       9,464        799,235
Synovus Financial Corp.                                    7,512        231,595
UnionBanCal Corp.                                          4,137        253,391
U.S. Bancorp                                              61,475      2,224,780
Wachovia Corp.                                            74,096      4,219,767

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         95,597   $  3,399,429
Zions Bancorp                                              1,892        155,976
                                                                   ------------
Total Banks                                                          27,039,278
                                                                   ------------
Beverages--2.7%
Anheuser-Busch Cos., Inc.                                 17,027        837,728
Coca-Cola Co. (The)                                       55,312      2,668,804
Coca-Cola Enterprises, Inc.                                4,788         97,771
PepsiCo, Inc.                                             28,349      1,773,230
                                                                   ------------
Total Beverages                                                       5,377,533
                                                                   ------------
Building Materials--0.2%
American Standard Cos., Inc.                               2,889        132,461
Masco Corp.                                               10,739        320,774
                                                                   ------------
Total Building Materials                                                453,235
                                                                   ------------
Chemicals--2.0%
Air Products & Chemicals, Inc.                             3,877        272,476
Dow Chemical Co. (The)                                    31,887      1,273,566
E.I. du Pont de Nemours & Co.                             25,807      1,257,059
Ecolab, Inc.                                               2,008         90,762
Monsanto Co.                                               4,039        212,169
PPG Industries, Inc.                                       4,380        281,240
Praxair, Inc.                                              4,625        274,401
Rohm & Haas Co.                                            4,910        250,999
Sherwin-Williams Co. (The)                                 1,946        123,727
                                                                   ------------
Total Chemicals                                                       4,036,399
                                                                   ------------
Coal--0.0%
Peabody Energy Corp.                                       1,201         48,532
                                                                   ------------
Commercial Services--0.2%
H&R Block, Inc.                                            6,256        144,138
McKesson Corp.                                             1,294         65,606
Moody's Corp.                                                980         67,679
R.R. Donnelley & Sons Co.                                  5,696        202,436
                                                                   ------------
Total Commercial Services                                               479,859
                                                                   ------------
Computers--1.3%
Electronic Data Systems Corp.                              3,430         94,497
Hewlett-Packard Co.                                       19,785        814,944
International Business Machines Corp.                     17,525      1,702,553
                                                                   ------------
Total Computers                                                       2,611,994
                                                                   ------------
Cosmetics/Personal Care--2.2%
Avon Products, Inc.                                        8,435        278,692
Colgate-Palmolive Co.                                      9,059        591,009
Procter & Gamble Co.                                      55,771      3,584,403
                                                                   ------------
Total Cosmetics/Personal Care                                         4,454,104
                                                                   ------------
Distribution/Wholesale--0.1%
Genuine Parts Co.                                          4,358        206,700
                                                                   ------------
Diversified Financial Services--10.1%
American Express Co.                                      11,017        668,401
Ameriprise Financial, Inc.                                 1,761         95,975
Bear Stearns & Co., Inc.                                     770        125,341

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
BlackRock, Inc.                                            1,218   $    185,014
Charles Schwab Corp. (The)                                12,098        233,975
Chicago Mercantile Exchange Holdings Inc. Class A            155         79,011
CIT Group, Inc.                                            2,736        152,587
Citigroup, Inc.                                          173,088      9,641,001
Countrywide Financial Corp.                                8,383        355,858
Franklin Resources, Inc.                                   1,020        112,373
Freddie Mac                                               17,327      1,176,503
Goldman Sachs Group, Inc.                                  2,751        548,412
JPMorgan Chase & Co.                                      90,855      4,388,297
Legg Mason, Inc.                                           1,020         96,951
Lehman Brothers Holdings, Inc.                             3,098        242,016
Merrill Lynch & Co., Inc.                                  8,972        835,293
Morgan Stanley                                            13,376      1,089,208
SLM Corp.                                                  7,997        390,014
T. Rowe Price Group, Inc.                                  3,001        131,354
                                                                   ------------
Total Diversified Financial Services                                 20,547,584
                                                                   ------------
Diversified Financials--0.5%
Fannie Mae                                                15,730        934,205
                                                                   ------------
Electric--5.5%
Ameren Corp.                                               8,562        460,036
American Electric Power Co., Inc.                         13,291        565,931
Consolidated Edison, Inc.                                 10,942        525,982
Constellation Energy Group, Inc.                           3,548        244,351
Dominion Resources, Inc.                                  10,814        906,646
DTE Energy Co.                                             6,938        335,869
Duke Energy Corp.                                         45,146      1,499,299
Edison International                                       6,836        310,901
Entergy Corp.                                              4,401        406,300
Exelon Corp.                                              15,807        978,295
FirstEnergy Corp.                                          8,537        514,781
FPL Group, Inc.                                           10,146        552,145
PG&E Corp.                                                 8,967        424,408
PPL Corp.                                                 10,203        365,676
Progress Energy, Inc.                                     11,489        563,880
Public Service Enterprise Group, Inc.                      7,623        506,015
Southern Co.                                              28,333      1,044,354
TXU Corp.                                                 12,326        668,192
Xcel Energy, Inc.                                         13,901        320,557
                                                                   ------------
Total Electric                                                       11,193,618
                                                                   ------------
Electrical Components & Equipment--0.4%
Emerson Electric Co.                                      17,266        761,258
                                                                   ------------
Engineering & Construction--0.0%
Fluor Corp.                                                  728         59,441
                                                                   ------------
Entertainment--0.1%
International Game Technology                              3,604        166,505
                                                                   ------------
Environmental Control--0.2%
Waste Management, Inc.                                    11,494        422,634
                                                                   ------------
Food--1.8%
Campbell Soup Co.                                          7,486        291,131
ConAgra Foods, Inc.                                       12,590        339,930
General Mills, Inc.                                        7,667        441,619
H.J. Heinz Co., Ltd.                                       9,295        418,368
Hershey Co. (The)                                          3,099        154,330
Kellogg Co.                                                8,314        416,199

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Kraft Foods, Inc. Class A                                 11,819   $    421,938
Kroger Co. (The)                                           7,678        177,131
Safeway, Inc.                                              2,876         99,395
Sara Lee Corp.                                            16,057        273,451
Sysco Corp.                                               11,665        428,805
Wm. Wrigley Jr. Co.                                        3,799        196,484
                                                                   ------------
Total Food                                                            3,658,781
                                                                   ------------
Forest Products & Paper--0.5%
International Paper Co.                                   12,272        418,475
Weyerhaeuser Co.                                           7,834        553,472
                                                                   ------------
Total Forest Products & Paper                                           971,947
                                                                   ------------
Gas--0.1%
Sempra Energy                                              5,165        289,447
                                                                   ------------
Healthcare-Products--2.5%
Baxter International, Inc.                                 7,609        352,982
Becton, Dickinson & Co.                                    3,028        212,414
Biomet, Inc.                                               1,724         71,149
C.R. Bard, Inc.                                              670         55,590
Johnson & Johnson                                         58,849      3,885,211
Medtronic, Inc.                                            8,622        461,363
Stryker Corp.                                                745         41,057
                                                                   ------------
Total Healthcare-Products                                             5,079,766
                                                                   ------------
Healthcare-Services--0.1%
Aetna, Inc.                                                  421         18,179
Quest Diagnostics, Inc.                                    1,330         70,490
UnitedHealth Group, Inc.                                     737         39,599
                                                                   ------------
Total Healthcare-Services                                               128,268
                                                                   ------------
Home Builders--0.1%
D.R. Horton, Inc.                                          6,193        164,052
Pulte Homes, Inc.                                          1,114         36,896
                                                                   ------------
Total Home Builders                                                     200,948
                                                                   ------------
Household Products/Wares--0.6%
Clorox Co. (The)                                           2,617        167,881
Fortune Brands, Inc.                                       2,591        221,245
Kimberly-Clark Corp.                                      12,090        821,516
                                                                   ------------
Total Household Products/Wares                                        1,210,642
                                                                   ------------
Housewares--0.1%
Newell Rubbermaid, Inc.                                    7,283        210,843
                                                                   ------------
Insurance--3.5%
Allstate Corp. (The)                                      12,285        799,876
AMBAC Financial Group, Inc.                                  824         73,394
American Family Life Assurance Co., Inc.                   7,432        341,872
American International Group, Inc.                        21,788      1,561,327
AON Corp.                                                  4,620        163,271
Chubb Corp. (The)                                          7,099        375,608
Cigna Corp.                                                  107         14,078
Cincinnati Financial Corp.                                 4,674        211,779
Genworth Financial, Inc. Class A                           4,395        150,353
Hartford Financial Services Group, Inc. (The)              6,606        616,406
Lincoln National Corp.                                     6,196        411,414

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Loews Corp.                                                3,070   $    127,313
Marsh & McLennan Cos., Inc.                               10,598        324,935
MBIA Inc.                                                  2,144        156,641
Metlife, Inc.                                              6,785        400,383
Principal Financial Group, Inc.                            3,323        195,060
Progressive Corp. (The)                                      995         24,099
Prudential Financial, Inc.                                 4,939        424,063
St. Paul Travelers Cos., Inc. (The)                       12,381        664,736
                                                                   ------------
Total Insurance                                                       7,036,608
                                                                   ------------
Iron/Steel--0.1%
Allegheny Technologies, Inc.                                 390         35,365
Nucor Corp.                                                1,806         98,716
United States Steel Corp.                                  1,166         85,281
                                                                   ------------
Total Iron/Steel                                                        219,362
                                                                   ------------
Leisure Time--0.1%
Harley-Davidson, Inc.                                      2,644        186,323
                                                                   ------------
Lodging--0.3%
Harrah's Entertainment, Inc.                               3,361        278,022
Hilton Hotels Corp.                                        1,688         58,911
Marriott International Inc. Class A                        1,989         94,915
Starwood Hotels & Resorts Worldwide, Inc.                  2,482        155,125
                                                                   ------------
Total Lodging                                                           586,973
                                                                   ------------
Machinery-Construction & Mining--0.3%
Caterpillar, Inc.                                         11,216        687,877
                                                                   ------------
Machinery-Diversified--0.3%
Deere & Co.                                                3,787        360,030
Rockwell Automation, Inc.                                  2,680        163,694
                                                                   ------------
Total Machinery-Diversified                                             523,724
                                                                   ------------
Media--1.6%
CBS Corp. Class B                                         17,207        536,514
Clear Channel Communications, Inc.                         9,297        330,415
Gannett Co., Inc.                                          4,336        262,155
McGraw-Hill Cos., Inc. (The)                               3,455        235,009
News Corp. Class A                                        11,122        238,901
News Corp. Class B                                         3,877         86,302
Time Warner Inc.                                          38,662        842,058
Tribune Co.                                                4,713        145,066
Walt Disney Co. (The)                                     17,250        591,158
                                                                   ------------
Total Media                                                           3,267,578
                                                                   ------------
Metal Fabricate/Hardware--0.0%
Precision Castparts Corp.                                    210         16,439
                                                                   ------------
Mining--1.2%
Alcoa, Inc.                                               14,753        442,738
Freeport-McMoRan Copper & Gold Inc. Class B                3,485        194,219
Newmont Mining Corp.                                       3,203        144,615
Phelps Dodge Corp.                                         1,198        143,425
Southern Copper Corp. (a)                                 26,381      1,421,672
Vulcan Materials Co.                                       1,409        126,627
                                                                   ------------
Total Mining                                                          2,473,296
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Miscellaneous Manufacturing--6.3%
3M Co.                                                    14,854   $  1,157,572
Danaher Corp.                                                291         21,080
Dover Corp.                                                2,669        130,834
Eaton Corp.                                                2,683        201,601
General Electric Co.                                     260,382      9,688,814
Honeywell International, Inc.                             15,365        695,113
Illinois Tool Works, Inc.                                  9,032        417,188
ITT Industries, Inc.                                       1,388         78,866
Parker Hannifin Corp.                                      1,319        101,405
Textron, Inc.                                              1,784        167,286
                                                                   ------------
Total Miscellaneous Manufacturing                                    12,659,759
                                                                   ------------
Office/Business Equipment--0.1%
Pitney Bowes, Inc.                                         5,502        254,137
                                                                   ------------
Oil & Gas--7.6%
Anadarko Petroleum Corp.                                   2,980        129,690
Apache Corp.                                               2,494        165,876
Chesapeake Energy Corp.                                    2,723         79,103
Chevron Corp.                                             55,880      4,108,856
ConocoPhillips                                            31,406      2,259,662
Devon Energy Corp.                                         2,425        162,669
Diamond Offshore Drilling, Inc.                              753         60,195
ENSCO International, Inc.                                    278         13,917
EOG Resources, Inc.                                          776         48,461
Exxon Mobil Corp.                                         86,627      6,638,227
Hess Corp.                                                 1,960         97,157
Marathon Oil Corp.                                         5,318        491,915
Murphy Oil Corp.                                           1,828         92,954
Noble Energy, Inc.                                           898         44,065
Occidental Petroleum Corp.                                13,060        637,720
Sunoco, Inc.                                               1,628        101,522
Valero Energy Corp.                                        3,101        158,647
XTO Energy, Inc.                                           2,347        110,426
                                                                   ------------
Total Oil & Gas                                                      15,401,062
                                                                   ------------
Oil & Gas Services--0.3%
Baker Hughes, Inc.                                         2,032        151,709
BJ Services Co.                                            1,610         47,205
Halliburton Co.                                            7,949        246,817
Smith International, Inc.                                  1,470         60,373
                                                                   ------------
Total Oil & Gas Services                                                506,104
                                                                   ------------
Pharmaceuticals--7.9%
Abbott Laboratories                                       34,559      1,683,369
Allergan, Inc.                                               490         58,673
AmerisourceBergen Corp.                                      768         34,529
Bristol-Myers Squibb Co.                                  79,019      2,079,780
Cardinal Health, Inc.                                      1,989        128,151
Caremark Rx, Inc.                                          3,224        184,123
Eli Lilly & Co.                                           30,155      1,571,076
Merck & Co., Inc.                                         66,075      2,880,870
Pfizer, Inc.                                             224,420      5,812,477
Schering-Plough Corp.                                     13,028        307,982
Wyeth                                                     25,904      1,319,032
                                                                   ------------
Total Pharmaceuticals                                                16,060,062
                                                                   ------------
Pipelines--0.4%
El Paso Corp.                                              6,795        103,828

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                        4,002   $    423,211
Williams Cos., Inc. (The)                                  6,746        176,206
                                                                   ------------
Total Pipelines                                                         703,245
                                                                   ------------
REITS--2.1%
Archstone-Smith Trust                                      5,672        330,167
AvalonBay Communities, Inc.                                1,572        204,439
Boston Properties, Inc.                                    2,436        272,540
Equity Office Properties Trust                             8,579        413,250
Equity Residential                                         8,673        440,155
General Growth Properties, Inc.                            7,047        368,065
Host Hotels & Resorts, Inc.                               14,539        356,932
Kimco Realty Corp.                                         6,916        310,874
ProLogis                                                   5,442        330,710
Public Storage, Inc.                                       3,139        306,053
Simon Property Group, Inc.                                 5,911        598,725
Vornado Realty Trust                                       3,435        417,353
                                                                   ------------
Total REITS                                                           4,349,263
                                                                   ------------
Retail--4.0%
Best Buy Co., Inc.                                         3,093        152,145
Costco Wholesale Corp.                                     4,041        213,648
CVS Corp.                                                  3,943        121,878
Federated Department Stores, Inc.                          5,890        224,586
Gap, Inc. (The)                                           12,475        243,263
Home Depot, Inc. (The)                                    43,605      1,751,176
J.C. Penney Co., Inc.                                      1,877        145,205
Limited Brands, Inc.                                       6,541        189,297
Lowe's Cos., Inc.                                          9,075        282,686
McDonald's Corp.                                          26,263      1,164,239
Nordstrom, Inc.                                            1,973         97,348
Staples, Inc.                                              5,550        148,185
Target Corp.                                               6,307        359,814
TJX Cos., Inc.                                             3,991        113,823
Walgreen Co.                                               6,794        311,777
Wal-Mart Stores, Inc.                                     54,018      2,494,550
Yum! Brands, Inc.                                          2,350        138,180
                                                                   ------------
Total Retail                                                          8,151,800
                                                                   ------------
Savings & Loans--1.0%
Sovereign Bancorp, Inc.                                    5,386        136,751
Washington Mutual, Inc. (a)                               40,872      1,859,267
                                                                   ------------
Total Savings & Loans                                                 1,996,018
                                                                   ------------
Semiconductors--1.7%
Analog Devices, Inc.                                       5,975        196,398
Applied Materials, Inc.                                   13,445        248,060
Intel Corp.                                              108,229      2,191,637
KLA -Tencor Corp.                                          1,680         83,580
Linear Technology Corp.                                    4,962        150,448
Maxim Integrated Products, Inc.                            5,605        171,625
National Semiconductor Corp.                               1,948         44,220
Texas Instruments, Inc.                                    7,100        204,480
Xilinx, Inc.                                               4,002         95,288
                                                                   ------------
Total Semiconductors                                                  3,385,736
                                                                   ------------
Software--2.3%
Automatic Data Processing, Inc.                            9,322        459,109
CA, Inc.                                                   3,442         77,961

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
First Data Corp.                                           6,390   $    163,073
Mastercard Inc. Class A                                      245         24,130
Microsoft Corp.                                          119,459      3,567,046
Paychex, Inc.                                              7,162        283,185
                                                                   ------------
Total Software                                                        4,574,504
                                                                   ------------
Telecommunications--6.4%
ALLTEL Corp.                                               2,933        177,388
AT&T Inc.                                                134,334      4,802,441
BellSouth Corp.                                           40,458      1,905,976
Embarq Corp.                                               5,180        272,261
Motorola, Inc.                                            19,302        396,849
NTL, Inc.                                                    938         23,675
QUALCOMM, Inc.                                            19,320        730,103
Sprint Nextel Corp.                                       12,588        237,787
Verizon Communications, Inc.                             120,627      4,492,149
                                                                   ------------
Total Telecommunications                                             13,038,629
                                                                   ------------
Toys/Games/Hobbies--0.1%
Mattel, Inc.                                              10,067        228,118
                                                                   ------------
Transportation--1.1%
Burlington Northern Santa Fe Corp.                         4,296        317,088
C.H. Robinson Worldwide, Inc.                              2,509        102,593
CSX Corp.                                                  4,293        147,808
Expeditors International Washington, Inc.                    912         36,936
FedEx Corp.                                                  876         95,151
Norfolk Southern Corp.                                     5,147        258,843
Union Pacific Corp.                                        3,181        292,716
United Parcel Service Inc. Class B                        11,618        871,117
                                                                   ------------
Total Transportation                                                  2,122,252
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $191,587,330)                                                202,061,353
                                                                   ------------
SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $1,056,273)                                     1,056,273      1,056,273
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.8%
MONEY MARKET FUNDS (c)--0.8%
AIM Liquid Assets Portfolio, 5.21%                           552            552
AIM Prime Portfolio, 5.21%                                15,809         15,809
UBS Enhanced Yield Portfolio, 5.23%                    1,375,668      1,375,668
UBS Private Money Market Fund LLC, 5.21%                 262,771        262,771
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $1,654,800) (d)                                                1,654,800
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--101.1%
(Cost: $194,298,403) (e)                                            204,772,426

Liabilities in Excess of Other Assets--(1.1)%                        (2,192,301)
                                                                   ------------

NET ASSETS--100.0%                                                 $202,580,125
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $1,604,565 and the total market value of the collateral held by the Fund was $1,654,800.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                       30.6%
Consumer Non-Cyclical                           21.9%
Industrial                                      10.5%
Energy                                           8.2%
Communications                                   8.1%
Utilities                                        5.7%
Consumer Cyclical                                5.6%
Technology                                       5.4%
Basic Materials                                  3.8%
Short-Term Investment                            0.5%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Advertising--0.1%
Harte-Hanks, Inc.                                        1,007     $     27,904
                                                                   ------------
Aerospace/Defense--0.3%
DRS Technologies, Inc.                                     119            6,269
Goodrich Corp.                                           3,290          149,859
                                                                   ------------
Total Aerospace/Defense                                                 156,128
                                                                   ------------
Agriculture--0.6%
Loews Corp.                                              4,718          305,349
                                                                   ------------
Apparel--0.4%
Columbia Sportswear Co.                                    575           32,028
Jones Apparel Group, Inc.                                2,718           90,863
Liz Claiborne, Inc.                                        820           35,637
Phillips-Van Heusen Corp.                                  291           14,599
Polo Ralph Lauren Corp.                                    249           19,337
Wolverine World Wide, Inc.                                 804           22,930
                                                                   ------------
Total Apparel                                                           215,394
                                                                   ------------
Auto Manufacturers--0.1%
Oshkosh Truck Corp.                                        886           42,900
                                                                   ------------
Auto Parts & Equipment--0.1%
BorgWarner, Inc.                                         1,005           59,315
                                                                   ------------
Banks--9.0%
Associated Banc-Corp                                     6,777          236,382
BancorpSouth, Inc.                                       3,542           94,996
Bank of Hawaii Corp.                                     2,352          126,890
BOK Financial Corp.                                      1,141           62,732
Cathay General Bancorp                                     829           28,609
City National Corp.                                      1,714          122,037
Colonial BancGroup, Inc. (The)                           6,427          165,431
Commerce Bancorp, Inc.                                   3,849          135,754
Commerce Bancshares, Inc.                                1,997           96,675
Compass Bancshares, Inc.                                 5,353          319,306
Cullen/Frost Bankers, Inc.                               2,068          115,436
East West Bancorp, Inc.                                    572           20,260
First Citizens BancShares, Inc. Class A                     92           18,643
First Horizon National Corp.                             8,409          351,329
First Midwest Bancorp, Inc.                              2,391           92,484
FirstMerit Corp.                                         5,829          140,712
Fulton Financial Corp.                                   9,375          156,563
Hancock Holding Co.                                        923           48,771
Huntington Bancshares, Inc.                             14,664          348,271
International Bancshares Corp.                           2,170           67,075
Investors Financial Services Corp.                         170            7,254
Mercantile Bankshares Corp.                              4,645          217,340
Sky Financial Group, Inc.                                6,521          186,109
South Financial Group, Inc. (The)                        2,955           78,573
TCF Financial Corp.                                      6,772          185,688
TD Banknorth, Inc.                                       9,416          303,948
Trustmark Corp.                                          2,437           79,714
Umpqua Holdings Corp.                                    2,135           62,833
Valley National Bancorp                                  5,650          149,782
Webster Financial Corp.                                  1,674           81,557
Whitney Holding Corp.                                    3,273          106,765
Wilmington Trust Corp.                                   3,082          129,968
                                                                   ------------
Total Banks                                                           4,337,887
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Beverages--1.2%
Brown-Forman Corp. Class A                               1,446     $     97,504
Brown-Forman Corp. Class B                               1,707          113,072
Molson Coors Brewing Co. Class B                         1,777          135,834
Pepsi Bottling Group, Inc.                               4,881          150,871
PepsiAmericas, Inc.                                      4,590           96,298
                                                                   ------------
Total Beverages                                                         593,579
                                                                   ------------
Building Materials--0.5%
Eagle Materials, Inc.                                    1,153           49,844
Florida Rock Industries, Inc.                            1,293           55,664
Lennox International, Inc.                               1,470           44,997
Martin Marietta Materials, Inc.                            740           76,893
Texas Industries, Inc.                                     175           11,240
                                                                   ------------
Total Building Materials                                                238,638
                                                                   ------------
Chemicals--3.5%
Airgas, Inc.                                               800           32,416
Albemarle Corp.                                            759           54,496
Ashland, Inc.                                            1,597          110,480
Cabot Corp.                                              1,661           72,370
Celanese Corp. Series A                                  1,691           43,763
Chemtura Corp.                                           7,350           70,781
Cytec Industries, Inc.                                     541           30,572
Eastman Chemical Co.                                     3,686          218,617
FMC Corp.                                                  608           46,542
International Flavors & Fragrances, Inc.                 2,423          119,115
Kronos Worldwide, Inc.                                   2,022           65,836
Lubrizol Corp.                                           2,286          114,597
Lyondell Chemical Co.                                   13,552          346,525
RPM International, Inc.                                  5,959          124,484
Sigma-Aldrich Corp.                                      1,103           85,725
Valhi, Inc.                                              2,422           62,924
Valspar Corp. (The)                                      2,458           67,939
Westlake Chemical Corp.                                    438           13,744
                                                                   ------------
Total Chemicals                                                       1,680,926
                                                                   ------------
Coal--0.3%
Arch Coal, Inc.                                          1,379           41,411
CONSOL Energy, Inc.                                      2,099           67,441
Foundation Coal Holdings, Inc.                             306            9,719
Massey Energy Co.                                          267            6,202
                                                                   ------------
Total Coal                                                              124,773
                                                                   ------------
Commercial Services--1.7%
Adesa, Inc.                                              1,418           39,350
Aramark Corp. Class B                                    1,589           53,152
Corporate Executive Board Co.                              758           66,477
DeVry, Inc.                                                417           11,676
Equifax, Inc.                                              786           31,912
Manpower, Inc.                                           1,143           85,645
Pharmaceutical Product Development, Inc.                   633           20,395
Robert Half International, Inc.                          2,139           79,400
Service Corp. International                              4,835           49,559
ServiceMaster Co. (The)                                 15,535          203,663
Sotheby's Class A                                        1,164           36,107
Watson Wyatt Worldwide, Inc. Class A                       384           17,338
Weight Watchers International, Inc.                      2,156          113,254
                                                                   ------------
Total Commercial Services                                               807,928
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Computers--0.3%
Diebold, Inc.                                            1,881     $     87,655
Factset Research Systems, Inc.                             334           18,864
Jack Henry & Associates, Inc.                            1,231           26,343
                                                                   ------------
Total Computers                                                         132,862
                                                                   ------------
Cosmetics/Personal Care--0.3%
Alberto-Culver Co.                                       3,480           74,646
Estee Lauder Cos., Inc. (The) Class A                    2,231           91,069
                                                                   ------------
Total Cosmetics/Personal Care                                           165,715
                                                                   ------------
Distribution/Wholesale--0.7%
CDW Corp.                                                  859           60,405
Fastenal Co.                                             2,470           88,624
Pool Corp.                                                 852           33,373
W.W. Grainger, Inc.                                      2,122          148,412
                                                                   ------------
Total Distribution/Wholesale                                            330,814
                                                                   ------------
Diversified Financial Services--3.5%
A.G. Edwards, Inc.                                       1,592          100,758
Eaton Vance Corp.                                        2,826           93,286
Federated Investors, Inc. Class B                        3,344          112,960
First Marblehead Corp. (The)                             1,390           75,964
Greenhill & Co., Inc.                                      523           38,597
IndyMac Bancorp, Inc.                                    4,579          206,788
International Securities Exchange, Inc.                    234           10,949
Janus Capital Group, Inc.                                  510           11,011
Jefferies Group, Inc.                                    2,985           80,058
National Financial Partners Corp.                          893           39,265
Nuveen Investments, Inc. Class A                         2,284          118,494
optionsXpress Holdings, Inc.                               595           13,501
Raymond James Financial, Inc.                            2,177           65,985
Student Loan Corp.                                         768          159,206
Thornburg Mortgage, Inc.                                18,158          456,310
Waddell & Reed Financial, Inc. Class A                   3,066           83,886
                                                                   ------------
Total Diversified Financial Services                                  1,667,018
                                                                   ------------
Electric--8.7%
Alliant Energy Corp.                                     5,210          196,782
CenterPoint Energy, Inc.                                17,201          285,193
DPL, Inc.                                                6,104          169,569
Duquesne Light Holdings, Inc.                            6,497          128,965
Energy East Corp.                                       10,847          269,006
Great Plains Energy, Inc.                                6,252          198,814
Hawaiian Electric Industries, Inc.                       5,631          152,882
IDACORP, Inc.                                            1,949           75,329
ITC Holdings Corp.                                       1,807           72,099
MDU Resources Group, Inc.                                5,536          141,943
Northeast Utilities                                      6,089          171,466
NSTAR                                                    5,966          204,992
OGE Energy Corp.                                         4,701          188,040
Pepco Holdings, Inc.                                    11,633          302,574
Pinnacle West Capital Corp.                              6,332          320,969
PNM Resources, Inc.                                      3,062           95,228
Portland General Electric Co.                            3,041           82,867
Puget Energy, Inc.                                       7,081          179,574
SCANA Corp.                                              7,054          286,533
TECO Energy, Inc.                                       13,767          237,205
Westar Energy, Inc.                                      4,781          124,115
Wisconsin Energy Corp.                                   3,475          164,924
WPS Resources Corp.                                      2,837          153,283
                                                                   ------------
Total Electric                                                        4,202,352
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Electrical Components & Equipment--0.7%
American Power Conversion Corp.                          3,822     $    116,915
AMETEK, Inc.                                             1,087           34,610
Belden CDT Inc.                                            309           12,079
Hubbell, Inc. Class B                                    2,019           91,279
Molex, Inc.                                              1,362           43,080
Molex, Inc. Class A                                      1,316           36,453
National Instruments Corp.                               1,021           27,812
                                                                   ------------
Total Electrical Components & Equipment                                 362,228
                                                                   ------------
Electronics--0.8%
Amphenol Corp. Class A                                     249           15,458
Applera Corp.                                            1,304           47,844
AVX Corp.                                                2,449           36,221
Brady Corp. Class A                                      1,038           38,697
Gentex Corp.                                             4,809           74,827
Jabil Circuit, Inc.                                      3,142           77,136
PerkinElmer, Inc.                                        2,395           53,241
Tektronix, Inc.                                            974           28,412
                                                                   ------------
Total Electronics                                                       371,836
                                                                   ------------
Engineering & Construction--0.0%
Granite Construction Inc.                                  478           24,053
                                                                   ------------
Entertainment--0.3%
International Speedway Corp. Class A                       108            5,512
Speedway Motorsports, Inc.                                 510           19,584
Warner Music Group Corp.                                 4,544          104,285
                                                                   ------------
Total Entertainment                                                     129,381
                                                                   ------------
Environmental Control--0.3%
Republic Services, Inc.                                  2,988          121,522
                                                                   ------------
Food--1.9%
Corn Products International, Inc.                        1,126           38,892
Del Monte Foods Co.                                      3,799           41,903
Flowers Foods, Inc.                                      1,674           45,181
Hormel Foods Corp.                                       3,219          120,197
J.M. Smucker Co. (The)                                   2,030           98,394
McCormick & Co., Inc.                                    3,685          142,094
Pilgrim's Pride Corp.                                      395           11,625
Seaboard Corp.                                               4            7,060
SUPERVALU Inc.                                           5,983          213,892
Tyson Foods, Inc. Class A                                3,816           62,773
Whole Foods Market, Inc.                                 3,120          146,422
                                                                   ------------
Total Food                                                              928,433
                                                                   ------------
Forest Products & Paper--2.1%
Louisiana-Pacific Corp.                                  4,370           94,086
MeadWestvaco Corp.                                       8,516          255,991
Plum Creek Timber Co., Inc.                             11,363          452,816
Temple-Inland, Inc.                                      4,066          187,158
                                                                   ------------
Total Forest Products & Paper                                           990,051
                                                                   ------------
Gas--4.2%
AGL Resources, Inc.                                      4,500          175,095
Atmos Energy Corp.                                       4,838          154,381
Energen Corp.                                            1,053           49,428
KeySpan Corp.                                           11,900          490,041
Nicor, Inc.                                              2,545          119,106
NiSource, Inc.                                          15,236          367,188
Peoples Energy Corp.                                     2,896          129,075
Piedmont Natural Gas Co., Inc. (a)                       3,885          103,924

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Southern Union Co.                                       2,531     $     70,741
UGI Corp.                                                4,012          109,447
Vectren Corp.                                            4,964          140,382
WGL Holdings, Inc.                                       2,984           97,219
                                                                   ------------
Total Gas                                                             2,006,027
                                                                   ------------
Hand/Machine Tools--1.0%
Black & Decker Corp. (The)                               1,825          145,945
Kennametal, Inc.                                           813           47,845
Lincoln Electric Holdings, Inc.                            983           59,393
Snap-On, Inc.                                            2,014           95,947
Stanley Works (The)                                      2,929          147,300
                                                                   ------------
Total Hand/Machine Tools                                                496,430
                                                                   ------------
Healthcare-Products--0.7%
Bausch & Lomb, Inc.                                        855           44,511
Beckman Coulter, Inc.                                      933           55,793
Cooper Cos., Inc. (The)                                    139            6,186
Dade Behring Holdings, Inc.                                697           27,748
DENTSPLY International, Inc.                             1,169           34,895
Hillenbrand Industries, Inc.                             1,791          101,961
Mentor Corp.                                               893           43,641
STERIS Corp.                                               641           16,134
                                                                   ------------
Total Healthcare-Products                                               330,869
                                                                   ------------
Healthcare-Services--0.9%
Brookdale Senior Living, Inc.                            5,325          255,599
Health Management Associates, Inc. Class A               4,043           85,348
Manor Care, Inc.                                         1,493           70,052
Universal Health Services, Inc. Class B                    444           24,611
                                                                   ------------
Total Healthcare-Services                                               435,610
                                                                   ------------
Holding Companies-Diversified--0.1%
Leucadia National Corp.                                  1,527           43,061
Walter Industries, Inc.                                    136            3,679
                                                                   ------------
Total Holding Companies-Diversified                                      46,740
                                                                   ------------
Home Builders--0.9%
Beazer Homes USA, Inc.                                     492           23,129
Centex Corp.                                               581           32,693
KB Home                                                  2,608          133,738
Lennar Corp. Class A                                     2,313          121,340
MDC Holdings, Inc.                                       1,208           68,916
Ryland Group, Inc. (The)                                   546           29,823
Standard-Pacific Corp.                                     546           14,627
Thor Industries, Inc.                                      537           23,623
                                                                   ------------
Total Home Builders                                                     447,889
                                                                   ------------
Home Furnishings--0.4%
Harman International Industries, Inc.                       49            4,896
Whirlpool Corp.                                          2,357          195,678
                                                                   ------------
Total Home Furnishings                                                  200,574
                                                                   ------------

Household Products/Wares--0.7%
Avery Dennison Corp.                                     3,937          267,440
Church & Dwight Co., Inc.                                  711           30,324
Scotts Miracle-Gro Co. (The) Class A                     1,041           53,768
                                                                   ------------
Total Household Products/Wares                                          351,532
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Housewares--0.1%
Toro Co. (The)                                             562     $     26,206
                                                                   ------------
Insurance--6.3%
American Financial Group, Inc.                           1,780           63,920
American National Insurance Co.                          1,067          121,755
Arthur J. Gallagher & Co.                                6,045          178,630
Assurant, Inc.                                           1,312           72,488
Brown & Brown, Inc.                                      1,699           47,929
Commerce Group, Inc.                                     3,253           96,777
Delphi Financial Group, Inc. Class A                       479           19,380
Erie Indemnity Co. Class A                               2,234          129,527
Fidelity National Title Group, Inc. Class A             17,368          414,747
First American Corp.                                     2,758          112,195
Hanover Insurance Group, Inc. (The)                        453           22,106
HCC Insurance Holdings, Inc.                             2,152           69,058
Mercury General Corp.                                    2,972          156,714
MGIC Investment Corp.                                    2,133          133,398
Nationwide Financial Services, Inc. Class A              1,465           79,403
Odyssey Re Holdings Corp.                                  353           13,167
Ohio Casualty Corp.                                      1,007           30,019
Old Republic International Corp.                         9,146          212,919
Phoenix Cos., Inc. (The)                                 1,555           24,709
PMI Group, Inc. (The)                                      561           26,462
Protective Life Corp.                                    1,886           89,585
Radian Group, Inc.                                         205           11,052
Reinsurance Group of America, Inc.                         666           37,096
Safeco Corp.                                             3,449          215,735
Stancorp Financial Group, Inc.                           1,139           51,312
Torchmark Corp.                                          1,256           80,083
Transatlantic Holdings, Inc.                               876           54,400
Unitrin, Inc.                                            3,662          183,503
UnumProvident Corp.                                      7,439          154,582
W.R. Berkley Corp.                                       1,384           47,762
Wesco Financial Corp.                                       37           17,020
Zenith National Insurance Corp.                          1,651           77,448
                                                                   ------------
Total Insurance                                                       3,044,881
                                                                   ------------
Investment Companies--3.3%
Allied Capital Corp.                                    17,901          585,005
American Capital Strategies Ltd. (a)                    16,749          774,808
Apollo Investment Corp.                                 10,279          230,250
                                                                   ------------
Total Investment Companies                                            1,590,063
                                                                   ------------
Iron/Steel--0.4%
Carpenter Technology Corp.                                 325           33,319
Chaparral Steel Co.                                        558           24,703
Cleveland-Cliffs, Inc.                                     666           32,261
Reliance Steel & Aluminum Co.                              774           30,480
Steel Dynamics, Inc.                                     1,659           53,834
                                                                   ------------
Total Iron/Steel                                                        174,597
                                                                   ------------
Leisure Time--0.6%
Brunswick Corp.                                          2,517           80,292
Polaris Industries, Inc.                                 1,595           74,694
Sabre Holdings Corp. Class A                             3,725          118,790
                                                                   ------------
Total Leisure Time                                                      273,776
                                                                   ------------
Lodging--0.6%
Ameristar Casinos, Inc.                                    968           29,756
Boyd Gaming Corp.                                        1,628           73,765

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                        1,350     $     56,835
Station Casinos, Inc.                                    1,437          117,360
                                                                   ------------
Total Lodging                                                           277,716
                                                                   ------------
Machinery-Construction & Mining--0.2%
Joy Global, Inc.                                         2,429          117,418
                                                                   ------------
Machinery-Diversified--0.5%
Cummins, Inc.                                              903          106,716
Graco, Inc.                                              1,368           54,200
IDEX Corp.                                               1,019           48,311
Manitowoc Co., Inc. (The)                                  248           14,739
Nordson Corp.                                              731           36,426
                                                                   ------------
Total Machinery-Diversified                                             260,392
                                                                   ------------
Media--1.3%
CBS Corp. Class A                                        2,522           78,737
Dow Jones & Co., Inc.                                    2,608           99,104
E.W. Scripps Co. (The) Class A                           1,881           93,937
John Wiley & Sons, Inc. Class A                            759           29,199
McClatchy Co. Class A                                    1,485           64,301
Meredith Corp.                                             660           37,191
New York Times Co. (The) Class A (a)                     6,157          149,984
Washington Post Co. (The) Class B                          125           93,200
                                                                   ------------
Total Media                                                             645,653
                                                                   ------------
Metal Fabricate/Hardware--0.4%
Commercial Metals Co.                                    1,430           36,894
Mueller Water Products Inc. Class B*                       185            2,757
Timken Co. (The)                                         3,000           87,539
Worthington Industries, Inc.                             4,851           85,960
                                                                   ------------
Total Metal Fabricate/Hardware                                          213,150
                                                                   ------------
Miscellaneous Manufacturing--2.4%
Acuity Brands, Inc.                                        760           39,550
AptarGroup, Inc.                                           742           43,808
Brink's Co. (The)                                          312           19,943
Carlisle Cos., Inc.                                        633           49,691
CLARCOR Inc.                                               713           24,107
Crane Co.                                                1,414           51,809
Donaldson Co., Inc.                                      1,257           43,630
Eastman Kodak Co.                                        8,270          213,365
Harsco Corp.                                             1,136           86,450
Leggett & Platt, Inc.                                    7,621          182,142
Pall Corp.                                               2,805           96,913
Pentair, Inc.                                            2,584           81,138
Roper Industries, Inc.                                     692           34,766
SPX Corp.                                                1,424           87,092
Teleflex, Inc.                                           1,020           65,851
Trinity Industries, Inc.                                   702           24,710
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,144,965
                                                                   ------------
Office Furnishings--0.2%
Herman Miller, Inc.                                        939           34,142
HNI Corp.                                                1,136           50,450
                                                                   ------------
Total Office Furnishings                                                 84,592
                                                                   ------------
Office/Business Equipment--0.1%
IKON Office Solutions, Inc.                              1,763           28,860
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Oil & Gas--0.8%
Cabot Oil & Gas Corp.                                      200     $     12,130
Cimarex Energy Co.                                         576           21,024
Frontier Oil Corp.                                         588           16,899
Helmerich & Payne, Inc.                                  1,105           27,039
Holly Corp.                                                536           27,550
Patterson-UTI Energy, Inc.                               2,649           61,536
Pioneer Natural Resources Co.                            1,126           44,691
Pogo Producing Co.                                         476           23,057
Range Resources Corp.                                      533           14,636
Rowan Cos., Inc.                                         1,869           62,052
St. Mary Land & Exploration Co.                            187            6,889
Tesoro Corp.                                               617           40,580
W&T Offshore, Inc.                                         447           13,732
Western Refining, Inc.                                     541           13,774
                                                                   ------------
Total Oil & Gas                                                         385,589
                                                                   ------------
Oil & Gas Services--0.1%
Tidewater, Inc.                                            996           48,167
                                                                   ------------
Packaging & Containers--1.2%
Ball Corp.                                               1,462           63,743
Bemis Co.                                                3,559          120,935
Packaging Corp. of America                               6,778          149,794
Sealed Air Corp.                                         1,218           79,073
Silgan Holdings, Inc.                                      582           25,561
Sonoco Products Co.                                      3,931          149,614
                                                                   ------------
Total Packaging & Containers                                            588,720
                                                                   ------------
Pharmaceuticals--0.2%
Medicis Pharmaceutical Corp. Class A                       269            9,450
Mylan Laboratories, Inc.                                 3,713           74,111
Omnicare, Inc.                                             412           15,916
                                                                   ------------
Total Pharmaceuticals                                                    99,477
                                                                   ------------
Pipelines--1.3%
Equitable Resources, Inc.                                3,711          154,934
National Fuel Gas Co.                                    4,003          154,276
ONEOK, Inc.                                              4,834          208,442
Questar Corp.                                            1,418          117,765
                                                                   ------------
Total Pipelines                                                         635,417
                                                                   ------------
Real Estate--0.3%
Forest City Enterprises, Inc. Class A                      549           32,062
Jones Lang LaSalle, Inc.                                   439           40,463
St. Joe Co. (The)                                        1,302           69,747
                                                                   ------------
Total Real Estate                                                       142,272
                                                                   ------------
REITS--21.2%
Alexandria Real Estate Equities, Inc.                    1,268          127,307
AMB Property Corp.                                       4,049          237,312
Apartment Investment & Management Co. Class A            6,011          336,736
BioMed Realty Trust, Inc.                                3,768          107,765
Brandywine Realty Trust                                  6,660          221,445
BRE Properties, Inc. Class A                             2,428          157,869
Camden Property Trust                                    2,825          208,626
CBL & Associates Properties, Inc.                        4,548          197,156
Colonial Properties Trust                                3,819          179,035
Corporate Office Properties Trust                        1,580           79,743
Cousins Properties, Inc.                                 3,147          110,995
Crescent Real Estate Equities Co.                       10,529          207,948
Developers Diversified Realty Corp.                      5,921          372,727

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                               2,158     $     73,868
Duke Realty Corp.                                        8,917          364,705
Equity One, Inc.                                         4,787          127,621
Essex Property Trust, Inc.                                 902          116,584
Federal Realty Investment Trust                          2,251          191,335
First Industrial Realty Trust, Inc.                      3,785          177,479
Global Signal, Inc.                                      4,006          210,996
Health Care Property Investors, Inc.                    13,971          514,411
Health Care REIT, Inc. (a)                               5,799          249,473
Healthcare Realty Trust, Inc.                            4,693          185,561
Highwoods Properties, Inc.                               3,527          143,761
Home Properties, Inc.                                    2,101          124,526
Hospitality Properties Trust                             6,599          313,650
HRPT Properties Trust                                   20,693          255,559
iStar Financial, Inc.                                   12,282          587,324
Kilroy Realty Corp.                                      1,273           99,294
Kimco Realty Corp.                                          28            1,259
LaSalle Hotel Properties                                 2,240          102,704
Liberty Property Trust                                   6,590          323,833
Macerich Co. (The)                                       3,602          311,825
Mack-Cali Realty Corp.                                   4,432          226,032
Maguire Properties, Inc.                                 2,685          107,400
Nationwide Health Properties, Inc.                       6,674          201,688
New Plan Excel Realty Trust, Inc.                        6,749          185,463
Post Properties, Inc.                                    2,528          115,530
Potlatch Corp.                                           2,727          119,497
Rayonier, Inc.                                           5,134          210,751
Realty Income Corp.                                      8,173          226,392
Reckson Associates Realty Corp.                          4,457          203,239
Regency Centers Corp.                                    3,149          246,157
Senior Housing Properties Trust                          6,947          170,063
SL Green Realty Corp.                                    1,328          176,332
Strategic Hotels & Resorts, Inc.                         4,778          104,113
Taubman Centers, Inc.                                    1,995          101,466
United Dominion Realty Trust, Inc.                       7,422          235,945
Ventas, Inc.                                             6,403          270,975
Washington Real Estate Investment Trust                  2,595          103,800
Weingarten Realty Investors                              4,954          228,429
                                                                   ------------
Total REITS                                                          10,253,704
                                                                   ------------
Retail--3.2%
Abercrombie & Fitch Co. Class A                          1,359           94,627
Advance Auto Parts, Inc.                                 1,047           37,231
American Eagle Outfitters, Inc.                          3,361          104,898
Applebee's International, Inc.                             854           21,068
Barnes & Noble, Inc.                                     1,488           59,088
bebe stores, inc.                                         1,394           27,587
Brinker International, Inc.                              2,157           65,055
Circuit City Stores, Inc.                                1,621           30,767
Claire's Stores, Inc.                                    1,617           53,587
Darden Restaurants, Inc.                                 2,494          100,184
Dillard's, Inc. Class A                                    468           16,366
Dollar General Corp.                                     5,958           95,685
Domino's Pizza, Inc.                                     1,589           44,492
Family Dollar Stores, Inc.                               3,440          100,896
Foot Locker, Inc.                                        4,979          109,190
Men's Wearhouse, Inc. (The)                                408           15,610
MSC Industrial Direct Co. Class A                        1,015           39,737
OfficeMax, Inc.                                          1,460           72,489
OSI Restaurant Partners, Inc.                            1,537           60,250
PetSmart, Inc.                                             854           24,646
RadioShack Corp.                                         2,815           47,236
Regis Corp.                                                289           11,427
Ross Stores, Inc.                                        1,657           48,550
Tiffany & Co.                                            2,127           83,463
United Auto Group, Inc.                                  1,708           40,258
Wendy's International, Inc.                              1,818           60,158

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                    2,177     $     68,445
                                                                   ------------
Total Retail                                                          1,532,990
                                                                   ------------
Savings & Loans--3.0%
Astoria Financial Corp.                                  4,728          142,596
Capitol Federal Financial (a)                            5,888          226,217
Downey Financial Corp.                                     273           19,814
Hudson City Bancorp, Inc.                               19,132          265,552
New York Community Bancorp, Inc.                        27,089          436,134
NewAlliance Bancshares, Inc.                             2,361           38,720
People's Bank                                            4,839          215,916
Washington Federal, Inc.                                 4,534          106,685
                                                                   ------------
Total Savings & Loans                                                 1,451,634
                                                                   ------------
Semiconductors--0.7%
Intersil Corp. Class A                                   1,964           46,979
Microchip Technology, Inc.                               9,479          309,963
                                                                   ------------
Total Semiconductors                                                    356,942
                                                                   ------------
Software--0.6%
Acxiom Corp.                                             1,160           29,754
Fair Isaac Corp.                                           187            7,602
Fidelity National Information Services, Inc.             1,471           58,972
Global Payments, Inc.                                      170            7,871
IMS Health, Inc.                                         1,299           35,697
MoneyGram International, Inc.                              793           24,868
SEI Investments Co.                                        630           37,523
Total System Services, Inc.                              3,120           82,337
                                                                   ------------
Total Software                                                          284,624
                                                                   ------------
Telecommunications--2.9%
CenturyTel, Inc.                                         1,041           45,450
Citizens Communications Co.                             33,798          485,677
Harris Corp.                                             2,048           93,921
Telephone & Data Systems, Inc.                             553           30,044
Telephone & Data Systems, Inc. Special Shares              690           34,224
Windstream Corp.                                        51,246          728,719
                                                                   ------------
Total Telecommunications                                              1,418,035
                                                                   ------------
Textiles--0.2%
Cintas Corp.                                             2,070           82,200
                                                                   ------------
Toys/Games/Hobbies--0.2%
Hasbro, Inc.                                             4,164          113,469
                                                                   ------------
Transportation--0.8%
Alexander & Baldwin, Inc.                                1,437           63,717
Con-way, Inc.                                              634           27,921
Florida East Coast Industries, Inc.                        234           13,946
JB Hunt Transport Services, Inc.                         2,954           61,355
Laidlaw International, Inc.                              2,736           83,256
Landstar System, Inc.                                      187            7,140
Overseas Shipholding Group, Inc.                         1,020           57,426
Ryder System, Inc.                                       1,311           66,940
                                                                   ------------
Total Transportation                                                    381,701
                                                                   ------------
Trucking & Leasing--0.1%
GATX Corp.                                               1,453           62,958
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Water--0.2%
Aqua America Inc.                                        3,744     $     85,288
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $46,139,394)                                                  48,138,113
                                                                   ------------
SHORT-TERM INVESTMENT--0.7%
MONEY MARKET FUND--0.7%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $343,844)                                       343,844          343,844
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--2.1%
MONEY MARKET FUNDS (c) --2.1%
AIM Prime Portfolio, 5.21%                              15,805           15,805
UBS Enhanced Yield Portfolio, 5.23%                    504,538          504,538
UBS Private Money Market Fund LLC, 5.21%               478,057          478,057
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $998,400) (d)                                                    998,400
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--102.5%
(Cost: $47,481,638) (e)                                              49,480,357

Liabilities in Excess of Other Assets --(2.5)%                       (1,199,580)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 48,280,777
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $962,486 and the total market value of the collateral held by the Fund was $998,400.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   46.6%
Utilities                                   13.0%
Industrial                                   9.4%
Consumer Non-Cyclical                        8.3%
Consumer Cyclical                            7.9%
Basic Materials                              5.9%
Communications                               4.3%
Energy                                       2.5%
Technology                                   1.7%
Diversified                                  0.1%
Short-Term Investment                        0.7%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Advertising--0.1%
Catalina Marketing Corp.                                 3,316     $     91,190
                                                                   ------------
Aerospace/Defense--0.3%
Curtiss-Wright Corp.                                     1,644           60,960
EDO Corp.                                                  588           13,959
HEICO Corp.                                                120            4,660
HEICO Corp. Class A                                        192            6,255
Kaman Corp.                                              2,898           64,886
Triumph Group, Inc.                                        263           13,789
United Industrial Corp.                                    543           27,557
                                                                   ------------
Total Aerospace/Defense                                                 192,066
                                                                   ------------
Agriculture--1.4%
Alico, Inc.                                                810           41,010
Andersons, Inc. (The)                                      468           19,839
Delta & Pine Land Co.                                    3,449          139,512
Universal Corp.                                          5,496          269,359
Vector Group Ltd. (a)                                   27,356          485,569
                                                                   ------------
Total Agriculture                                                       955,289
                                                                   ------------
Airlines--0.1%
Skywest, Inc.                                            1,635           41,709
                                                                   ------------
Apparel--0.6%
Cherokee, Inc.                                           3,594          154,219
Cutter & Buck, Inc.                                      1,659           17,867
Delta Apparel, Inc.                                        654           11,177
Kellwood Co.                                             2,938           95,544
K-Swiss, Inc. Class A                                      980           30,125
Oxford Industries, Inc.                                  1,249           62,013
Stride Rite Corp.                                        2,901           43,747
Weyco Group, Inc.                                          748           18,588
                                                                   ------------
Total Apparel                                                           433,280
                                                                   ------------
Auto Manufacturers--0.1%
Wabash National Corp.                                    2,110           31,861
                                                                   ------------
Auto Parts & Equipment--1.4%
American Axle & Manufacturing Holdings, Inc.             9,515          180,690
ArvinMeritor, Inc.                                       9,278          169,138
Bandag, Inc.                                             1,572           79,276
Bandag, Inc. Class A                                     1,991           99,470
Cooper Tire & Rubber Co.                                10,840          155,012
Modine Manufacturing Co.                                 5,176          129,555
Noble International Ltd.                                 1,314           26,346
Spartan Motors, Inc.                                     1,025           15,560
Standard Motor Products, Inc.                            2,764           41,405
Superior Industries International, Inc.                  4,823           92,939
Titan International, Inc.                                   96            1,934
                                                                   ------------
Total Auto Parts & Equipment                                            991,325
                                                                   ------------
Banks--18.7%
1st Source Corp.                                         2,354           75,634
1st State Bancorp., Inc.                                 1,217           30,121
Alabama National Bancorp                                 2,581          177,392
Alliance Financial Corp.                                   761           24,245
AMCORE Financial, Inc.                                   3,111          101,636
American River Bankshares                                  796           19,096
Americanwest Bancorp                                       459           11,117

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Ameris Bancorp                                           1,470     $     41,425
Arrow Financial Corp.                                    2,304           57,070
BancFirst Corp.                                          1,223           66,042
Bancorp Rhode Island, Inc.                                 383           16,565
BancTrust Financial Group, Inc.                          1,460           37,259
Bank Mutual Corp.                                        8,329          100,864
Bank of Granite Corp.                                    2,394           45,414
Bank of the Ozarks, Inc.                                 1,173           38,779
Banner Corp.                                             1,162           51,523
Beverly Hills Bancorp, Inc.                              6,038           50,055
Boston Private Financial Holdings, Inc.                  2,382           67,196
Bryn Mawr Bank Corp.                                     1,035           24,467
Cadence Financial Corp.                                  3,091           66,982
Camden National Corp.                                      740           34,129
Capital City Bank Group, Inc.                            2,120           74,836
Capital Corp of the West                                   589           18,901
Capitol Bancorp Ltd.                                     2,098           96,928
Cardinal Financial Corp.                                   336            3,444
Cass Information Systems, Inc.                             556           20,116
Center Bancorp, Inc.                                     1,605           25,391
Center Financial Corp.                                     617           14,789
Centerstate Banks of Florida, Inc.                         500           10,450
Central Pacific Financial Corp.                          4,203          162,908
Chemical Financial Corp.                                 4,747          158,075
Chittenden Corp.                                         6,835          209,766
Citizens Banking Corp. (a)                              10,367          274,726
City Holding Co.                                         2,808          114,819
CoBiz, Inc.                                              1,257           27,704
Columbia Bancorp                                           849           22,456
Columbia Banking System, Inc.                            1,590           55,841
Community Bank System, Inc.                              5,565          127,995
Community Banks, Inc.                                    3,974          110,318
Community Trust Bancorp, Inc.                            2,376           98,675
Corus Bankshares, Inc. (a)                              14,043          323,971
CVB Financial Corp.                                     10,458          151,223
Enterprise Financial Services Corp.                        363           11,827
Financial Institutions, Inc.                               912           21,022
First Bancorp                                            2,894           63,205
First Busey Corp.                                        3,318           76,480
First Charter Corp.                                      6,180          152,028
First Commonwealth Financial Corp.                      20,336          273,112
First Community Bancorp                                  3,898          203,748
First Community Bancshares, Inc.                         1,744           68,993
First Financial Bancorp                                  8,493          141,069
First Financial Bankshares, Inc.                         3,340          139,812
First Financial Corp.                                    1,942           68,844
First Indiana Corp.                                      2,996           75,979
First Merchants Corp.                                    3,547           96,443
First Mutual Bancshares, Inc.                              551           12,772
First Republic Bank                                      2,575          100,631
First Security Group, Inc.                               1,675           19,313
First South Bancorp, Inc.                                1,356           43,243
Firstbank Corp.                                          1,398           29,735
FNB Corp./PA                                            17,681          323,031
FNB Corp./VA                                               944           39,223
FNB United Corp.                                         2,070           37,964
Fremont General Corp.                                   12,367          200,469
Frontier Financial Corp.                                 5,095          148,927
Gateway Financial Holdings, Inc.                           697            9,988
GB&T Bancshares, Inc.                                    1,413           31,326
German American Bancorp                                  2,176           31,269
Glacier Bancorp, Inc.                                    5,625          137,475
Great Southern Bancorp, Inc.                             1,628           48,042
Greater Bay Bancorp                                      6,972          183,573
Greene County Bancshares, Inc.                             744           29,559
Hanmi Financial Corp.                                    3,094           69,708

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Harleysville National Corp.                              6,363     $    122,870
Heartland Financial USA, Inc.                            1,205           34,764
Heritage Commerce Corp.                                    629           16,757
Home Bancshares, Inc.                                      457           10,986
Horizon Financial Corp.                                  1,348           32,433
IBERIABANK Corp.                                         1,231           72,691
Independent Bank Corp./MA                                1,594           57,432
Independent Bank Corp./MI                                4,317          109,177
Integra Bank Corp.                                       2,509           69,048
Interchange Financial Services Corp.                     1,577           36,255
Irwin Financial Corp.                                    3,335           75,471
ITLA Capital Corp.                                         383           22,180
Lakeland Bancorp, Inc.                                   3,066           45,683
Lakeland Financial Corp.                                 1,347           34,389
Macatawa Bank Corp.                                      1,984           42,180
MainSource Financial Group, Inc.                         3,206           54,309
MB Financial, Inc.                                       4,092          153,900
MBT Financial Corp.                                      4,397           67,362
Mercantile Bank Corp.                                      666           25,108
Merchants Bancshares, Inc.                               1,598           36,754
MetroCorp Bancshares, Inc.                                 449            9,447
Mid-State Bancshares                                     2,475           90,065
Midwest Banc Holdings, Inc.                              3,051           72,461
Nara Bancorp, Inc.                                         758           15,857
National Penn Bancshares, Inc. (a)                       8,747          177,127
NBT Bancorp Inc.                                         6,014          153,417
North Bay Bancorp                                          185            5,254
North Valley Bancorp                                       847           15,653
Northrim BanCorp, Inc.                                     601           15,987
Oak Hill Financial, Inc.                                   835           23,397
Old National Bancorp                                    16,812          318,082
Old Second Bancorp, Inc.                                 1,360           39,848
Omega Financial Corp.                                    2,679           85,514
PAB Bankshares, Inc.                                     1,296           27,696
Pacific Capital Bancorp                                  7,182          241,172
Pacific Continental Corp.                                  960           18,509
Park National Corp.                                      2,919          288,981
Patriot National Bancorp, Inc.                             198            5,198
Peoples Bancorp, Inc.                                    1,745           51,827
Placer Sierra Bancshares                                 3,367           80,034
Preferred Bank                                             550           33,050
PrivateBancorp, Inc.                                       472           19,649
Prosperity Bancshares, Inc.                              2,415           83,342
Provident Bankshares Corp.                               6,092          216,875
Renasant Corp.                                           1,850           56,666
Republic Bancorp, Inc.                                  13,383          180,135
Republic Bancorp, Inc. Class A                           1,556           39,040
Royal Bancshares of Pennsylvania, Inc. Class A           2,919           76,711
S&T Bancorp, Inc.                                        4,846          168,011
S.Y. Bancorp, Inc.                                       1,842           51,576
Sandy Spring Bancorp, Inc.                               1,933           73,802
SCBT Financial Corp.                                       877           36,597
Seacoast Banking Corp. of Florida                        2,793           69,266
Security Bank Corp.                                      1,277           29,141
Sierra Bancorp                                           1,106           32,450
Simmons First National Corp. Class A                     1,777           56,064
Southern Community Financial Corp.                       1,080           10,908
Southside Bancshares, Inc.                               1,205           31,005
Southwest Bancorp, Inc.                                  1,008           28,083
State Bancorp, Inc.                                      2,056           39,187
State National Bancshares, Inc.                            451           17,359
Sterling Bancorp                                         4,254           83,804
Sterling Bancshares, Inc.                                6,022           78,406
Sterling Financial Corp./PA                              4,259          100,811
Sterling Financial Corp./WA                              1,847           62,447
Suffolk Bancorp                                          1,398           53,306

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Summit Bank Corp.                                          671     $     16,299
Susquehanna Bancshares, Inc.                            10,647          286,191
Taylor Capital Group, Inc.                                 507           18,561
Texas United Bancshares, Inc.                              648           22,252
TIB Financial Corp.                                        864           15,111
Tompkins Trustco, Inc.                                   1,447           65,766
Trico Bancshares                                         1,677           45,631
TrustCo Bank Corp.                                      23,721          263,778
UCBH Holdings, Inc.                                      3,619           63,550
UMB Financial Corp.                                      3,406          124,353
Union Bankshares Corp.                                   1,621           49,586
United Bankshares, Inc.                                  6,726          259,960
United Community Banks, Inc.                             2,241           72,429
United Security Bancshares (a)                           1,080           26,028
Univest Corp. of Pennsylvania                            1,840           56,083
USB Holding Co., Inc.                                    3,037           73,192
Vineyard National Bancorp                                  973           22,398
Virginia Financial Group, Inc.                           1,501           42,013
Washington Banking Co                                      640           10,810
Washington Trust Bancorp, Inc.                           2,079           57,983
WesBanco, Inc.                                           4,020          134,791
West Bancorp, Inc.                                       3,432           61,021
West Coast Bancorp                                       1,218           42,192
Westamerica Bancorp                                      4,757          240,847
Westbank Corp.                                              25              620
Wilshire Bancorp, Inc.                                   1,745           33,103
Wintrust Financial Corp.                                   914           43,890
Yardville National Bancorp                                 834           31,458
                                                                   ------------
Total Banks                                                          12,892,015
                                                                   ------------
Beverages--0.1%
Coca-Cola Bottling Co. Consolidated                        602           41,195
Farmer Bros. Co.                                         1,975           42,166
                                                                   ------------
Total Beverages                                                          83,361
                                                                   ------------
Biotechnology--0.0%
Cambrex Corp.                                              792           17,994
                                                                   ------------
Building Materials--0.5%
AAON, Inc.                                                 984           25,861
Apogee Enterprises, Inc.                                 2,352           45,417
Comfort Systems USA, Inc.                                2,398           30,311
ElkCorp                                                    698           28,681
International Aluminum Corp.                               650           31,688
LSI Industries Inc.                                      3,627           71,995
Simpson Manufacturing Co., Inc.                          2,849           90,170
Universal Forest Products, Inc.                            311           14,499
                                                                   ------------
Total Building Materials                                                338,622
                                                                   ------------
Chemicals--2.5%
A. Schulman, Inc.                                        3,911           87,020
Aceto Corp.                                              2,368           20,460
American Vanguard Corp.                                    552            8,777
Arch Chemicals, Inc.                                     3,317          110,489
Balchem Corp.                                              228            5,855
CF Industries Holdings, Inc.                             1,010           25,896
Ferro Corp.                                              6,642          137,423
Georgia Gulf Corp.                                       2,977           57,486
H.B. Fuller Co.                                          3,190           82,366
MacDermid, Inc.                                          1,240           42,284
Minerals Technologies, Inc.                                387           22,752
NewMarket Corp.                                            783           46,236
NL Industries, Inc. (a)                                 12,246          126,624

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Olin Corp.                                              19,642     $    324,485
Penford Corp.                                              624           10,795
Quaker Chemical Corp.                                    2,351           51,887
Sensient Technologies Corp.                              7,048          173,381
Spartech Corp.                                           2,968           77,821
Stepan Co.                                               1,432           45,351
Tronox, Inc. Class A (a)                                 1,351           21,602
Tronox, Inc. Class B                                     1,656           26,148
UAP Holding Corp.                                        9,054          227,980
Wellman, Inc.                                            3,135           10,001
                                                                   ------------
Total Chemicals                                                       1,743,119
                                                                   ------------
Commercial Services--3.4%
Aaron Rents, Inc.                                          593           17,067
ABM Industries, Inc.                                     5,853          132,922
Administaff, Inc.                                        1,317           56,328
Advance America, Cash Advance Centers, Inc.             13,810          202,317
Arbitron, Inc.                                           1,519           65,985
Banta Corp.                                              2,842          103,449
Bowne & Co., Inc.                                        2,185           34,829
Cadmus Communications Corp.                                886           21,636
CDI Corp.                                                1,879           46,787
Central Parking Corp.                                      552            9,936
Chemed Corp.                                               928           34,317
Clark, Inc.                                              1,372           22,816
Coinmach Service Corp. Class A                          13,212          157,223
Collectors Universe, Inc.                                1,092           14,633
CPI Corp.                                                  576           26,778
Deluxe Corp.                                            11,702          294,890
Diamond Management & Technology Consultants, Inc.        4,642           57,746
Gevity HR, Inc.                                          2,342           55,482
Healthcare Services Group, Inc.                          3,165           91,658
Heartland Payment Systems, Inc.                            704           19,888
Jackson Hewitt Tax Service, Inc.                         2,506           85,129
Kelly Services, Inc. Class A                             3,105           89,859
Landauer, Inc.                                           1,784           93,606
MAXIMUS, Inc.                                            1,632           50,233
McGrath RentCorp                                         2,878           88,153
Monro Muffler, Inc.                                        576           20,218
Multi-Color Corp.                                          192            6,307
Pre-Paid Legal Services, Inc. (a)                        2,370           92,738
Rollins, Inc.                                            4,271           94,432
Startek, Inc.                                            5,952           80,590
Stewart Enterprises, Inc. Class A                        8,774           54,838
Strayer Education, Inc.                                    925           98,096
Thomas Group, Inc.                                       1,351           20,319
Viad Corp.                                                 568           23,061
                                                                   ------------
Total Commercial Services                                             2,364,266
                                                                   ------------
Computers--0.4%
Agilysys, Inc.                                           1,467           24,558
Imation Corp.                                            2,352          109,204
Integral Systems, Inc.                                     593           13,740
MTS Systems Corp.                                        1,162           44,876
Syntel, Inc.                                             1,904           51,027
TALX Corp.                                               1,383           37,963
                                                                   ------------
Total Computers                                                         281,368
                                                                   ------------
Cosmetics/Personal Care--0.0%
Inter Parfums, Inc.                                        792           15,198
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Distribution/Wholesale--0.6%
BlueLinx Holdings, Inc.                                  7,877     $     81,921
Building Material Holding Corp.                          2,602           64,243
Handleman Co.                                            3,970           26,877
Owens & Minor, Inc.                                      4,347          135,931
Watsco, Inc.                                             2,627          123,889
                                                                   ------------
Total Distribution/Wholesale                                            432,861
                                                                   ------------
Diversified Financial Services--1.8%
Advanta Corp. Class A                                    1,079           42,955
Advanta Corp. Class B                                    2,475          107,984
Asta Funding, Inc.                                         431           13,120
Calamos Asset Management, Inc. Class A                   1,676           44,967
Cohen & Steers, Inc.                                     2,833          113,802
Delta Financial Corp.                                    2,566           25,994
Federal Agricultural Mortgage Corp. Class C                746           20,239
Financial Federal Corp.                                  2,191           64,437
Friedman, Billings, Ramsey Group, Inc. Class A          23,170          185,360
GAMCO Investors, Inc. Class A                              137            5,269
Municipal Mortgage & Equity LLC                         15,438          497,103
Sanders Morris Harris Group, Inc.                        1,877           23,969
SWS Group, Inc.                                          1,397           49,873
Westwood Holdings Group, Inc.                              935           21,533
                                                                   ------------
Total Diversified Financial Services                                  1,216,605
                                                                   ------------
Electric--3.7%
ALLETE, Inc.                                             5,391          250,897
Avista Corp.                                             5,994          151,708
Black Hills Corp.                                        6,901          254,923
Central Vermont Public Service Corp.                     2,537           59,746
CH Energy Group, Inc.                                    3,623          191,294
Cleco Corp.                                             11,290          284,848
Empire District Electric Co. (The)                       8,975          221,593
Green Mountain Power Corp.                                 960           32,534
MGE Energy, Inc.                                         4,696          171,780
NorthWestern Corp.                                       7,038          249,004
Ormat Technologies, Inc.                                   851           31,334
Otter Tail Corp.                                         6,168          192,195
UIL Holdings Corp.                                       5,625          237,319
UniSource Energy Corp.                                   4,544          165,992
Unitil Corp.                                             1,623           41,143
                                                                   ------------
Total Electric                                                        2,536,310
                                                                   ------------
Electrical Components & Equipment--0.1%
Hubbell, Inc. Class A                                    1,325           58,963
Insteel Industries, Inc.                                   604           10,745
Vicor Corp.                                              1,992           22,131
                                                                   ------------
Total Electrical Components & Equipment                                  91,839
                                                                   ------------
Electronics--0.7%
Analogic Corp.                                             585           32,842
Badger Meter, Inc.                                       1,050           29,085
Bel Fuse, Inc. Class B                                     240            8,350
CTS Corp.                                                1,518           23,833
Cubic Corp.                                              1,194           25,910
Daktronics, Inc.                                           343           12,640
Frequency Electronics, Inc.                                576            6,883
Keithley Instruments, Inc.                                 648            8,521
Methode Electronics, Inc.                                3,745           40,558
Park Electrochemical Corp.                               1,196           30,677
Sypris Solutions, Inc.                                   1,104            7,673
Technitrol, Inc.                                         3,031           72,410

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Watts Water Technologies, Inc. Class A                   1,533     $     63,022
Woodward Governor Co.                                    1,991           79,062
X-Rite, Inc.                                             1,203           14,797
                                                                   ------------
Total Electronics                                                       456,263
                                                                   ------------
Energy-Alternate Sources--0.0%
MGP Ingredients, Inc.                                      933           21,095
                                                                   ------------
Entertainment--0.9%
Carmike Cinemas, Inc.                                      683           13,926
Churchill Downs, Inc.                                    1,005           42,954
Dover Downs Gaming & Entertainment, Inc.                 1,143           15,282
Regal Entertainment Group Class A                       24,831          529,397
                                                                   ------------
Total Entertainment                                                     601,559
                                                                   ------------
Environmental Control--0.7%
American Ecology Corp.                                   3,019           55,882
Metal Management, Inc.                                   1,292           48,902
Met-Pro Corp.                                            1,008           14,959
Mine Safety Appliances Co.                               4,137          151,621
Synagro Technologies, Inc.                              38,104          168,419
Waste Industries USA, Inc.                               1,019           31,100
                                                                   ------------
Total Environmental Control                                             470,883
                                                                   ------------
Food--1.2%
Arden Group, Inc. Class A                                  144           17,829
Cal-Maine Foods, Inc.                                      644            5,526
Diamond Foods, Inc.                                        629           11,957
Imperial Sugar Co.                                         752           18,206
Ingles Markets, Inc. Class A                             1,544           45,996
J&J Snack Foods Corp.                                      923           38,212
Lance, Inc.                                              5,730          115,058
Nash Finch Co.                                           2,026           55,310
Premium Standard Farms, Inc.                             2,335           43,361
Ruddick Corp.                                            4,264          118,326
Sanderson Farms, Inc.                                    2,032           61,549
Spartan Stores, Inc.                                     1,025           21,453
Tootsie Roll Industries, Inc.                            1,925           62,948
Village Super Market, Inc. Class A                         140           11,969
Weis Markets, Inc.                                       4,453          178,609
                                                                   ------------
Total Food                                                              806,309
                                                                   ------------
Forest Products & Paper--1.3%
Bowater, Inc. (a)                                       11,553          259,942
Deltic Timber Corp.                                        455           25,380
Neenah Paper, Inc.                                         934           32,989
P.H. Glatfelter Co.                                      6,028           93,434
Rock-Tenn Co. Class A                                    3,091           83,797
Schweitzer-Mauduit International, Inc.                   2,050           53,403
Wausau Paper Corp.                                       6,519           97,720
Xerium Technologies, Inc.                               21,669          212,139
                                                                   ------------
Total Forest Products & Paper                                           858,804
                                                                   ------------
Gas--1.6%
Cascade Natural Gas Corp.                                2,453           63,582
Chesapeake Utilities Corp.                               1,408           43,155
EnergySouth, Inc.                                        1,088           43,629
Laclede Group, Inc. (The)                                4,632          162,259
New Jersey Resources Corp.                               4,561          221,573
Northwest Natural Gas Co.                                5,417          229,897
South Jersey Industries, Inc.                            4,141          138,351

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Southwest Gas Corp.                                      5,123     $    196,570
                                                                   ------------
Total Gas                                                             1,099,016
                                                                   ------------
Hand/Machine Tools--0.4%
Baldor Electric Co.                                      3,618          120,913
Franklin Electric Co., Inc.                              1,084           55,707
Regal-Beloit Corp.                                       1,963          103,077
                                                                   ------------
Total Hand/Machine Tools                                                279,697
                                                                   ------------
Healthcare-Products--0.9%
Arrow International, Inc.                                4,890          173,007
Datascope Corp.                                            785           28,605
Invacare Corp.                                             456           11,195
LCA-Vision Inc. (a)                                      2,489           85,522
Meridian Bioscience, Inc.                                2,751           67,482
Oakley, Inc.                                             3,364           67,482
PolyMedica Corp.                                         1,995           80,618
Vital Signs, Inc.                                          479           23,912
West Pharmaceutical Services, Inc.                       1,959          100,360
Young Innovations, Inc.                                    192            6,394
                                                                   ------------
Total Healthcare-Products                                               644,577
                                                                   ------------
Healthcare-Services--0.1%
National Healthcare Corp.                                  938           51,778
Option Care, Inc.                                          888           12,654
                                                                   ------------
Total Healthcare-Services                                                64,432
                                                                   ------------
Holding Companies-Diversified--0.0%
Resource America, Inc. Class A                           1,008           26,611
                                                                   ------------
Home Builders--0.5%
Brookfield Homes Corp. (a)                               1,609           60,418
Coachmen Industries, Inc.                                  586            6,446
Lennar Corp. Class B                                     2,343          115,088
M/I Homes, Inc.                                            283           10,808
Monaco Coach Corp.                                       2,952           41,800
Orleans Homebuilders, Inc.                                 658           12,370
Skyline Corp.                                              883           35,514
Technical Olympic USA, Inc.                              2,098           21,337
Winnebago Industries, Inc.                               1,980           65,162
                                                                   ------------
Total Home Builders                                                     368,943
                                                                   ------------
Home Furnishings--1.1%
American Woodmark Corp.                                    539           22,557
Bassett Furniture Industries, Inc.                       2,965           48,448
Ethan Allen Interiors, Inc.                              4,121          148,809
Furniture Brands International, Inc. (a)                 9,925          161,083
Kimball International, Inc. Class B                      3,962           96,277
La-Z-Boy Inc. (a)                                       11,528          136,837
Sealy Corp.                                             10,325          152,294
Stanley Furniture Co., Inc.                                864           18,533
                                                                   ------------
Total Home Furnishings                                                  784,838
                                                                   ------------
Household Products/Wares--1.5%
American Greetings Corp. Class A                         4,174           99,633
Blyth, Inc.                                              4,807           99,745
CSS Industries, Inc.                                     1,028           36,360
Ennis, Inc.                                              3,838           93,877
John H. Harland Co.                                      2,398          120,380
Standard Register Co. (The)                              9,911          118,932

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Tupperware Brands Corp.                                 14,041     $    317,468
WD-40 Co.                                                2,575           89,790
Yankee Candle Co., Inc.                                  1,736           59,510
                                                                   ------------
Total Household Products/Wares                                        1,035,695
                                                                   ------------
Housewares--0.1%
Libbey, Inc.                                               475            5,862
Lifetime Brands, Inc.                                    1,052           17,284
National Presto Industries, Inc.                           582           34,844
                                                                   ------------
Total Housewares                                                         57,990
                                                                   ------------
Insurance--3.0%
21st Century Holding Co.                                   776           18,430
21st Century Insurance Group                             9,055          159,820
Affirmative Insurance Holdings, Inc.                       408            6,638
Alfa Corp.                                              10,228          192,388
American Equity Investment Life Holding Co.              1,015           13,225
Baldwin & Lyons, Inc. Class B                            2,740           69,980
Bristol West Holdings, Inc.                              3,370           53,347
Brooke Corp.                                             4,486           51,589
Crawford & Co. Class B                                   3,955           28,872
Direct General Corp.                                     1,165           24,046
Donegal Group, Inc. Class A                              1,857           36,379
EMC Insurance Group, Inc.                                1,494           50,975
FBL Financial Group, Inc. Class A                        1,924           75,190
Great American Financial Resources, Inc.                 1,133           26,116
Harleysville Group, Inc.                                 3,788          131,898
Hilb Rogal & Hobbs Co.                                   2,342           98,645
Horace Mann Educators Corp.                              5,073          102,475
Independence Holding Co.                                   159            3,471
Infinity Property & Casualty Corp.                         771           37,309
LandAmerica Financial Group, Inc.                        1,503           94,854
Mercer Insurance Group, Inc.                               272            5,484
Midland Co. (The)                                          569           23,870
National Interstate Corp.                                  652           15,844
NYMAGIC, Inc.                                              483           17,678
Presidential Life Corp.                                  2,926           64,226
ProCentury Corp.                                           644           11,914
RLI Corp.                                                2,057          116,056
Safety Insurance Group, Inc.                             1,703           86,359
Selective Insurance Group, Inc.                          2,579          147,750
State Auto Financial Corp.                               2,734           94,952
Stewart Information Services Corp.                       1,839           79,739
Tower Group, Inc.                                          421           13,080
United Fire & Casualty Co.                               2,344           82,626
                                                                   ------------
Total Insurance                                                       2,035,225
                                                                   ------------
Internet--0.4%
TheStreet.com, Inc.                                      1,111            9,888
United Online, Inc.                                     21,842          290,062
                                                                   ------------
Total Internet                                                          299,950
                                                                   ------------
Investment Companies--2.8%
Ares Capital Corp. (a)                                  22,893          437,485
Capital Southwest Corp.                                    161           20,325
Gladstone Capital Corp. (a)                              4,477          106,821
Gladstone Investment Corp.                               5,292           81,021
Hercules Technology Growth Capital, Inc.                 7,899          112,561
MCG Capital Corp.                                       28,175          572,515
Medallion Financial Corp.                                5,819           71,981
MVC Capital, Inc.                                        3,550           47,428
NGP Capital Resources Co.                                5,898           98,792

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Patriot Capital Funding, Inc.                            7,552     $    109,428
Prospect Energy Corp.                                    6,359          108,930
Technology Investment Capital Corp.                      9,288          149,908
                                                                   ------------
Total Investment Companies                                            1,917,195
                                                                   ------------
Iron/Steel--0.3%
Gibraltar Industries, Inc.                               1,506           35,406
Great Northern Iron Ore Properties                         870          103,913
Olympic Steel, Inc.                                        192            4,268
Ryerson, Inc.                                            1,352           33,922
Schnitzer Steel Industries, Inc. Class A                   297           11,791
Steel Technologies, Inc.                                 1,338           23,482
                                                                   ------------
Total Iron/Steel                                                        212,782
                                                                   ------------
Leisure Time--0.5%
Ambassadors Group, Inc.                                  1,873           56,846
Ambassadors International, Inc.                            634           28,923
Arctic Cat Inc.                                          1,277           22,462
Callaway Golf Co.                                        7,715          111,173
Marine Products Corp.                                    3,747           43,990
Nautilus, Inc.                                           4,505           63,070
                                                                   ------------
Total Leisure Time                                                      326,464
                                                                   ------------
Lodging--0.1%
Marcus Corp.                                             1,364           34,891
                                                                   ------------
Machinery-Construction & Mining--0.1%
Bucyrus International, Inc. Class A                        870           45,031
                                                                   ------------
Machinery-Diversified--1.4%
Alamo Group, Inc.                                          480           11,261
Albany International Corp. Class A                       1,840           60,554
Applied Industrial Technologies, Inc.                    4,055          106,687
Briggs & Stratton Corp.                                  9,029          243,331
Cascade Corp.                                              888           46,975
Cognex Corp.                                             3,438           81,893
Gorman-Rupp Co. (The)                                      983           36,342
Lindsay Manufacturing Co.                                  480           15,672
NACCO Industries, Inc. Class A                             514           70,212
Robbins & Myers, Inc.                                      462           21,215
Sauer-Danfoss Inc.                                       5,566          179,504
Tennant Co.                                              1,779           51,591
Twin Disc, Inc.                                            384           13,632
Wabtec Corp.                                               328            9,965
                                                                   ------------
Total Machinery-Diversified                                             948,834
                                                                   ------------
Media--3.1%
Belo Corp. Class A                                      13,554          248,987
Citadel Broadcasting Corp.                              48,702          485,072
Courier Corp.                                            1,285           50,076
Entercom Communications Corp.                           10,201          287,464
Gray Television, Inc.                                    4,500           32,985
Hearst-Argyle Television, Inc.                           3,125           79,688
Journal Communications, Inc. Class A                     5,810           73,264
Journal Register Co.                                     1,957           14,286
Lee Enterprises, Inc.                                    5,619          174,526
Media General, Inc. Class A                              3,241          120,468
Reader's Digest Association, Inc. (The)                 12,868          214,896
Sinclair Broadcast Group, Inc. Class A                  13,284          139,482
Value Line, Inc.                                         1,140           51,813

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Westwood One, Inc.                                       5,527     $     39,021
World Wrestling Entertainment, Inc.                      7,741          126,178
                                                                   ------------
Total Media                                                           2,138,206
                                                                   ------------
Metal Fabricate/Hardware--0.7%
A. M. Castle & Co.                                         828           21,073
Ampco-Pittsburgh Corp.                                     626           20,958
CIRCOR International, Inc.                                 368           13,539
Dynamic Materials Corp.                                    368           10,341
Empire Resources, Inc. (a)                                 778            8,511
Kaydon Corp.                                             1,932           76,778
Lawson Products, Inc.                                      772           35,427
Mueller Industries, Inc.                                 2,487           78,838
Mueller Water Products, Inc. Class A                       697           10,364
NN, Inc.                                                 2,473           30,739
Quanex Corp.                                             3,146          108,820
Sun Hydraulics Corp.                                     1,224           25,104
Valmont Industries, Inc.                                   991           54,991
                                                                   ------------
Total Metal Fabricate/Hardware                                          495,483
                                                                   ------------
Mining--0.5%
AMCOL International Corp.                                3,339           92,624
Charles & Colvard Ltd.                                     662            5,296
Compass Minerals International, Inc.                     6,694          211,262
Royal Gold, Inc.                                         1,065           38,319
                                                                   ------------
Total Mining                                                            347,501
                                                                   ------------
Miscellaneous Manufacturing--1.7%
A.O. Smith Corp.                                         2,494           93,675
Actuant Corp. Class A                                      218           10,388
American Railcar Industries, Inc.                          427           14,535
Ameron International Corp.                                 542           41,393
Barnes Group, Inc.                                       6,912          150,336
Federal Signal Corp.                                     3,921           62,893
Freightcar America, Inc.                                   314           17,411
Koppers Holdings Inc.                                    3,543           92,366
Lancaster Colony Corp.                                   4,505          199,617
Matthews International Corp. Class A                     1,006           39,586
Myers Industries, Inc.                                   2,388           37,396
Portec Rail Products, Inc.                               1,150           11,615
PW Eagle, Inc. (a)                                         576           19,872
Quixote Corp.                                            1,090           21,440
Raven Industries, Inc.                                   1,287           34,492
Reddy Ice Holdings, Inc.                                 7,971          205,810
Standex International Corp.                              1,956           58,934
Tredegar, Corp.                                          1,813           40,992
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,152,751
                                                                   ------------
Office Furnishings--0.5%
Knoll, Inc.                                              5,250          115,500
Steelcase Inc. Class A                                  11,971          217,393
                                                                   ------------
Total Office Furnishings                                                332,893
                                                                   ------------
Oil & Gas--0.6%
Adams Resources & Energy, Inc.                             302            9,090
Alon USA Energy, Inc.                                    1,446           38,044
Barnwell Industries, Inc.                                  336            8,047
Berry Petroleum Co. Class A                              2,137           66,268
Crosstex Energy, Inc.                                    6,734          213,401
Delek US Holdings, Inc.                                  2,408           39,467
Panhandle Royalty Co. Class A                              264            4,963

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Penn Virginia Corp.                                        639     $     44,756
                                                                   ------------
Total Oil & Gas                                                         424,036
                                                                   ------------
Oil & Gas Services--0.5%
CARBO Ceramics, Inc.                                     1,788           66,818
Gulf Island Fabrication, Inc.                              711           26,236
Lufkin Industries, Inc.                                  1,126           65,398
MarkWest Hydrocarbon, Inc.                               1,876           91,079
RPC, Inc.                                                4,859           82,020
                                                                   ------------
Total Oil & Gas Services                                                331,551
                                                                   ------------
Packaging & Containers--0.6%
Chesapeake Corp.                                         5,967          101,558
Greif, Inc. Class A                                        984          116,506
Greif, Inc. Class B                                      1,555          167,162
                                                                   ------------
Total Packaging & Containers                                            385,226
                                                                   ------------
Pharmaceuticals--0.3%
Alpharma, Inc. Class A                                   1,958           47,188
Mannatech, Inc.                                          3,145           46,326
Perrigo Co.                                              5,552           96,049
Reliv' International, Inc.                               1,051            9,123
                                                                   ------------
Total Pharmaceuticals                                                   198,686
                                                                   ------------
Real Estate--0.3%
Consolidated-Tomoka Land Co.                               161           11,656
Forest City Enterprises, Inc. Class B                      699           40,780
Resource Capital Corp.                                   8,943          151,584
Tarragon Corp.                                           1,140           13,874
Thomas Properties Group, Inc.                            1,205           19,244
                                                                   ------------
Total Real Estate                                                       237,138
                                                                   ------------
REITS--21.2%
Acadia Realty Trust                                      5,167          129,278
Agree Realty Corp.                                       2,527           86,853
American Campus Communities, Inc.                        5,799          165,098
American Financial Realty Trust                         47,424          542,530
American First Apartment Investors, Inc.                 3,365           61,580
American Land Lease, Inc.                                1,747           46,313
Ashford Hospitality Trust, Inc.                         25,082          312,271
Associated Estates Realty Corp.                          4,545           62,448
BNP Residential Properties, Inc.                         2,567           61,993
BRT Realty Trust                                         3,422           94,618
Capital Lease Funding, Inc.                             12,545          145,522
Cedar Shopping Centers, Inc.                             9,782          155,632
CentraCore Properties Trust                              3,572          115,483
Cogdell Spencer Inc.                                     2,891           62,157
Columbia Equity Trust, Inc.                              2,373           45,348
DiamondRock Hospitality Co.                             17,479          314,797
Eagle Hospitality Properties Trust, Inc.                 7,343           67,409
EastGroup Properties, Inc.                               4,672          250,232
Education Realty Trust, Inc.                             7,873          116,284
Entertainment Properties Trust                           6,740          393,886
Equity Inns, Inc.                                       17,474          278,885
Equity Lifestyle Properties, Inc.                          839           45,667
Extra Space Storage, Inc.                               17,922          327,256
FelCor Lodging Trust, Inc.                              15,860          346,382
Feldman Mall Properties, Inc.                            6,170           77,125
First Potomac Realty Trust                               5,435          158,213
Franklin Street Properties Corp.                        23,610          496,991
Getty Realty Corp.                                       8,136          251,402

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Gladstone Commercial Corp.                               3,304     $     66,543
Glimcher Realty Trust                                   14,825          395,976
GMH Communities Trust                                   17,029          172,844
Government Properties Trust, Inc.                        4,496           47,658
Health Care REIT, Inc.                                       7              301
Hersha Hospitality Trust                                11,175          126,725
Highland Hospitality Corp.                              18,237          259,877
Inland Real Estate Corp.                                18,895          353,714
Innkeepers USA Trust                                    12,798          198,369
Investors Real Estate Trust                             17,241          176,893
Kite Realty Group Trust                                  6,648          123,786
Lexington Corporate Properties Trust                    19,719          442,100
Longview Fibre Co.                                      16,355          358,992
LTC Properties, Inc.                                     6,866          187,510
Medical Properties Trust, Inc.                          16,394          250,828
Mid-America Apartment Communities, Inc.                  5,608          321,002
Mission West Properties, Inc.                            5,592           73,255
Monmouth REIT Class A                                    8,376           70,777
National Health Investors, Inc.                          9,004          297,132
National Retail Properties, Inc.                        18,732          429,899
Newkirk Realty Trust, Inc.                               9,851          177,712
Omega Healthcare Investors, Inc.                        18,577          329,184
One Liberty Properties, Inc.                             2,935           73,757
Parkway Properties, Inc.                                 4,266          217,609
Pennsylvania Real Estate Investment Trust               11,981          471,812
PMC Commercial Trust                                     4,852           72,829
PS Business Parks, Inc.                                  1,962          138,733
Public Storage, Inc. Class A                             4,456          117,059
Ramco-Gershenson Properties Trust                        4,533          172,889
Republic Property Trust                                 10,506          121,239
Saul Centers, Inc.                                       2,923          161,320
Sovran Self Storage, Inc.                                4,849          277,751
Spirit Finance Corp.                                    38,371          478,486
Sun Communities, Inc.                                    7,770          251,437
Sunstone Hotel Investors, Inc.                          14,520          388,120
Tanger Factory Outlet Centers, Inc.                      6,002          234,558
Trustreet Properties Inc.                               29,736          501,052
UMH Properties, Inc.                                     3,692           56,746
Universal Health Realty Income Trust                     3,781          147,383
Urstadt Biddle Properties, Inc. Class A                  5,013           95,698
U-Store-It Trust                                        17,049          350,357
Winston Hotels, Inc.                                     7,125           94,406
Winthrop Realty Trust                                   12,241           83,851
                                                                   ------------
Total REITS                                                          14,579,822
                                                                   ------------
Retail--4.0%
Ark Restaurants Corp.                                      859           28,184
Asbury Automotive Group, Inc.                            6,413          151,090
Big 5 Sporting Goods Corp.                               1,965           47,985
Blair Corp.                                                875           28,656
Bob Evans Farms, Inc.                                    3,402          116,416
Bon-Ton Stores, Inc. (The)                                 212            7,346
Books-A-Million, Inc.                                    1,453           32,954
Borders Group, Inc.                                      6,099          136,313
Brown Shoe Co., Inc.                                     1,099           52,466
Buckle, Inc. (The)                                       1,854           94,276
Casey's General Stores, Inc.                             2,330           54,872
Cash America International, Inc.                           389           18,244
Cato Corp. (The) Class A                                 4,326           99,109
CBRL Group, Inc.                                         2,295          102,724
Christopher & Banks Corp.                                2,663           49,692
CKE Restaurants, Inc.                                    3,299           60,702
DEB Shops, Inc.                                          1,573           41,527
Finish Line, Inc. (The) Class A                          1,595           22,777
Fred's, Inc.                                             1,584           19,071

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                 1,489     $     77,011
Haverty Furniture Cos., Inc.                             1,950           28,860
IHOP Corp.                                               1,969          103,766
Kenneth Cole Productions, Inc. Class A                   2,006           48,124
Landry's Restaurants, Inc.                                 930           27,984
Lithia Motors, Inc. Class A                              1,883           54,155
Longs Drug Stores Corp.                                  2,866          121,461
Movado Group, Inc.                                         952           27,608
Nu Skin Enterprises, Inc. Class A                        7,900          144,017
PEP Boys-Manny, Moe & Jack (The)                         6,040           89,754
Ruby Tuesday, Inc.                                       6,112          167,712
Sonic Automotive, Inc.                                   2,850           82,764
Stage Stores, Inc.                                         966           29,357
Stein Mart, Inc.                                         3,864           51,237
Talbots, Inc.                                            6,457          155,614
Triarc Cos., Inc. Class A                                2,475           53,807
Triarc Cos., Inc. Class B                                6,523          130,460
Tuesday Morning Corp. (a)                               10,698          166,354
World Fuel Services Corp.                                  569           25,298
                                                                   ------------
Total Retail                                                          2,749,747
                                                                   ------------
Savings & Loans--4.4%
Abington Community Bancorp, Inc.                         1,104           21,175
American Bancorp of New Jersey, Inc.                       984           11,828
Anchor Bancorp Wisconsin, Inc.                           2,873           82,800
Atlantic Coast Federal Corp.                             1,815           33,087
BankAtlantic Bancorp, Inc. Class A                       3,919           54,121
BankFinancial Corp.                                      1,801           32,076
BankUnited Financial Corp. Class A                         129            3,607
Benjamin Franklin Bancorp, Inc.                            326            5,314
Berkshire Hills Bancorp, Inc.                              860           28,776
Brookline Bancorp, Inc.                                  8,531          112,353
CFS Bancorp, Inc.                                        2,177           31,893
Charter Financial Corp.                                  3,915          201,701
Citizens First Bancorp, Inc.                               684           21,026
Clifton Savings Bancorp, Inc.                            2,705           32,974
Dime Community Bancshares                                8,128          113,873
Fidelity Bankshares, Inc.                                1,210           48,001
First Defiance Financial Corp.                           1,253           37,966
First Federal Bancshares of Arkansas, Inc.                 664           16,148
First Financial Holdings, Inc.                           1,882           73,737
First Niagara Financial Group, Inc.                     20,820          309,386
First Place Financial Corp.                              2,461           57,809
Flagstar Bancorp, Inc.                                  14,149          209,971
Flushing Financial Corp.                                 3,040           51,893
FMS Financial Corp.                                        169            5,357
Heritage Financial Group                                   723           12,038
HMN Financial, Inc.                                        731           25,227
Home Federal Bancorp, Inc.                               1,157           19,854
Kearny Financial Corp.                                   5,023           80,669
K-Fed Bancorp                                            1,794           33,817
KNBT Bancorp, Inc.                                       3,017           50,474
Legacy Bancorp, Inc.                                       384            6,086
MAF Bancorp, Inc.                                        4,186          187,072
Northwest Bancorp, Inc.                                  8,308          228,138
OceanFirst Financial Corp.                               2,487           57,027
Pamrapo Bancorp, Inc.                                      990           23,206
Parkvale Financial Corp.                                   783           24,860
Partners Trust Financial Group, Inc.                     6,138           71,446
Pennfed Financial Services, Inc.                           912           17,620
PFF Bancorp, Inc.                                        2,827           97,560
Provident Financial Holdings, Inc.                         896           27,319
Provident Financial Services, Inc.                       7,887          142,991
Provident New York Bancorp                               3,142           47,067
Rainier Pacific Financial Group, Inc.                      456            9,042

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares            Value
--------------------------------------------------------------------------------
Riverview Bancorp, Inc.                                  1,735     $     26,372
Rockville Financial, Inc.                                  997           17,796
Rome Bancorp, Inc.                                       1,181           15,058
Synergy Financial Group, Inc.                            1,068           17,601
TierOne Corp.                                              926           29,271
Timberland Bancorp, Inc.                                   396           14,696
United Community Financial Corp.                         4,807           58,838
United Financial Bancorp, Inc.                           1,283           17,705
Westfield Financial, Inc.                                  978           33,839
Willow Grove Bancorp, Inc.                               2,944           43,924
WSFS Financial Corp.                                       215           14,390
                                                                   ------------
Total Savings & Loans                                                 3,047,875
                                                                   ------------
Semiconductors--0.1%
Cohu, Inc.                                               1,474           29,716
Richardson Electronics Ltd.                              1,157           10,540
                                                                   ------------
Total Semiconductors                                                     40,256
                                                                   ------------
Software--0.6%
American Software, Inc. Class A                          4,470           30,977
Blackbaud, Inc.                                          2,729           70,954
Computer Programs & Systems, Inc.                        2,525           85,824
infoUSA, Inc.                                            5,644           67,220
Inter-Tel, Inc.                                          2,098           46,492
Pegasystems, Inc.                                        2,265           22,356
QAD, Inc.                                                2,056           17,250
Renaissance Learning, Inc. (a)                           1,889           33,492
Schawk, Inc.                                               868           16,961
                                                                   ------------
Total Software                                                          391,526
                                                                   ------------
Telecommunications--3.3%
Adtran, Inc.                                             6,577          149,298
Alaska Communications Systems Group, Inc.               13,368          203,060
Applied Signal Technology, Inc.                          2,078           29,217
Atlantic Tele-Network, Inc.                              1,785           52,301
Black Box Corp.                                            592           24,858
Commonwealth Telephone Enterprises, Inc.                 5,717          239,314
Consolidated Communications Holdings, Inc.              12,318          257,446
CT Communications, Inc.                                  2,657           60,898
D&E Communications, Inc.                                 2,637           33,358
FairPoint Communications, Inc.                          17,130          324,614
Iowa Telecommunications Services, Inc.                  15,393          303,396
North Pittsburgh Systems, Inc.                           2,762           66,675
Plantronics, Inc.                                        2,436           51,643
Shenandoah Telecommunications Co.                          428           20,120
SureWest Communications                                  3,282           90,386
USA Mobility, Inc.                                      16,442          367,807
                                                                   ------------
Total Telecommunications                                              2,274,391
                                                                   ------------
Textiles--0.1%
Angelica Corp.                                           1,172           30,237
G&K Services, Inc. Class A                                 513           19,951
UniFirst Corp.                                             277           10,640
                                                                   ------------
Total Textiles                                                           60,828
                                                                   ------------
Toys/Games/Hobbies--0.0%
Topps Co., Inc. (The)                                    3,454           30,741
                                                                   ------------
Transportation--0.7%
Arkansas Best Corp.                                      2,310           83,160
Forward Air Corp.                                        1,466           42,411

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments Shares Value
--------------------------------------------------------------------------------
Heartland Express, Inc.                                  2,738     $     41,125
Horizon Lines, Inc. Class A                              2,963           79,882
Knight Transportation, Inc.                              2,098           35,771
Pacer International, Inc.                                4,128          122,891
Werner Enterprises, Inc.                                 4,096           71,598
                                                                   ------------
Total Transportation                                                    476,838
                                                                   ------------
Trucking & Leasing--0.3%
Greenbrier Cos., Inc.                                      778           23,340
Interpool, Inc.                                          2,128           49,710
TAL International Group, Inc.                            5,998          160,087
                                                                   ------------
Total Trucking & Leasing                                                233,137
                                                                   ------------
Water--0.6%
American States Water Co.                                2,394           92,456
California Water Service Group                           3,389          136,917
Connecticut Water Service, Inc.                          1,801           40,973
Middlesex Water Co.                                      2,555           47,855
SJW Corp.                                                1,670           64,729
Southwest Water Co.                                      2,194           30,189
York Water Co.                                           1,564           27,964
                                                                   ------------
Total Water                                                             441,083
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $66,020,997)                                                  68,517,077
                                                                   ------------
SHORT-TERM INVESTMENT--1.1%
MONEY MARKET FUND--1.1%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $782,830)                                       782,830          782,830
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--3.2%
MONEY MARKET FUNDS (c)--3.2%
AIM Liquid Assets Portfolio, 5.21%                      49,914           49,914
AIM Prime Portfolio, 5.21%                              83,999           83,999
UBS Enhanced Yield Portfolio, 5.23%                  1,212,649        1,212,649
UBS Private Money Market Fund LLC, 5.21%               865,638          865,638
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $2,212,200) (d)                                                2,212,200
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--103.8%
(Cost: $69,016,027) (e)                                              71,512,107

Liabilities in Excess of Other Assets--(3.8)%                        (2,606,997)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 68,905,110
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $2,105,414 and the total market value of the collateral held by the Fund was $2,212,200.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

WisdomTree SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                               52.1%
Consumer Cyclical                       10.6%
Consumer Non-Cyclical                    9.0%
Industrial                               8.1%
Communications                           7.0%
Utilities                                5.9%
Basic Materials                          4.6%
Energy                                   1.1%
Technology                               1.0%
Diversified                              0.1%
Short-Term Investment                    1.1%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Australia--8.2%
Alinta Ltd.                                                9,743    $    90,771
Alumina Ltd.                                              10,552         52,730
Amcor Ltd.                                                10,783         61,619
AMP Ltd.                                                  11,990         95,450
Aristocrat Leisure Ltd.                                    5,257         65,883
Australia & New Zealand Banking Group Ltd.                15,141        336,662
Australian Stock Exchange Ltd.                             2,243         67,447
AXA Asia Pacific Holdings Ltd.                            11,850         68,090
BHP Billiton Ltd.                                         10,132        202,047
Billabong International Ltd. (a)                           4,969         68,148
BlueScope Steel Ltd.                                       8,945         60,775
Brambles Industries Ltd.*(a)                               4,865         49,198
Caltex Australia Ltd.                                      3,429         62,163
Coca-Cola Amatil Ltd.                                      9,803         59,959
Coles Myer Ltd.                                            8,121         89,614
Commonwealth Bank of Australia                            11,657        454,624
Computershare Ltd.                                         6,661         46,727
CSL Ltd.                                                   1,304         67,188
Foster's Group Ltd.                                       14,580         79,524
Harvey Norman Holdings Ltd.                               17,732         53,110
Insurance Australia Group Ltd.                            16,285         81,508
John Fairfax Holdings Ltd.                                18,392         70,018
Leighton Holdings Ltd.                                     3,961         63,128
Lend Lease Corp. Ltd.                                      4,981         72,396
Lion Nathan Ltd.                                           9,069         58,329
Macquarie Bank Ltd.                                        1,240         77,144
National Australia Bank Ltd.                              13,692        435,998
Newcrest Mining Ltd.                                       3,525         73,211
Orica Ltd.                                                 3,211         61,501
Perpetual Ltd. (a)                                         1,044         64,357
Promina Group Ltd.                                        12,422         67,754
Publishing & Broadcasting Ltd.                             3,878         65,259
Qantas Airways Ltd.                                       24,110         99,198
QBE Insurance Group Ltd.                                   4,201         95,529
Rinker Group Ltd.                                          4,193         59,654
Rio Tinto Ltd.                                             1,212         70,979
Santos Ltd.                                                6,379         49,626
Sonic Healthcare Ltd.                                      5,021         58,888
St.George Bank Ltd.                                        4,794        124,695
Suncorp-Metway Ltd. (a)                                    5,201         83,423
TABCORP Holdings Ltd.                                      5,672         75,331
Telstra Corp. Ltd. (a)                                    97,719        318,871
Toll Holdings Ltd.                                         4,774         68,748
Wesfarmers Ltd.                                            4,085        120,871
Westpac Banking Corp.                                     15,378        293,811
Woodside Petroleum Ltd.                                    2,831         85,038
Woolworths Ltd.                                            6,736        126,893
                                                                    -----------
Total Australia                                                       5,053,887
                                                                    -----------
Austria--0.4%
Andritz AG                                                    28          6,066
AT&S Austria Technologie & Systemtechnik AG                  128          3,840
Bank Austria Creditanstalt AG                                513         81,041
BOEHLER-UDDEHOLM AG                                          184         12,884
Erste Bank der oesterreichischen Sparkassen AG               455         34,859
Flughafen Wien AG                                             92          9,026
Oesterreichische Elektrizitatswirtschafts AG Class A         260         13,858
OMV AG                                                       431         24,433
Semperit AG Holding                                           92          3,411
Telekom Austria AG                                           889         23,797
UNIQA Versicherungen AG                                      136          4,500
voestalpine AG                                               288         16,243
Wiener Staedtische AG                                        164         11,505

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Wienerberger AG                                              316    $    18,751
                                                                    -----------
Total Austria                                                           264,214
                                                                    -----------
Belgium--2.1%
Ackermans & van Haaren N.V.                                  176         14,621
Agfa-Gevaert N.V.                                            644         16,441
Almancora SCA                                                236         33,610
Barco N.V.                                                   144         13,102
Bekaert S.A.                                                 132         16,484
Belgacom S.A.                                              3,002        132,098
Compagnie Maritime Belge S.A.                                716         30,789
Delhaize Group                                               284         23,649
Dexia N.V.                                                 4,557        124,689
Euronav N.V.                                                 584         17,435
Fortis N.V.                                               10,011        426,657
Gimv N.V.                                                    170         10,630
Groep Colruyt S.A.                                           100         21,336
Groupe Bruxelles Lambert S.A.                                419         50,306
InBev N.V.                                                 1,072         70,595
KBC Groep N.V.                                             1,490        182,529
Mobistar S.A.                                                345         29,412
Solvay S.A.                                                  349         53,476
UCB S.A.                                                     435         29,799
Umicore                                                       92         15,650
                                                                    -----------
Total Belgium                                                         1,313,308
                                                                    -----------
Denmark--0.6%
A/S Dampskibsselskabet TORM                                  451         29,518
Amagerbanken A/S                                              25          1,654
Bang & Olufsen A/S Class B                                    10          1,288
Carlsberg A/S Class B                                         50          4,962
Codan A/S                                                    100          9,711
Coloplast A/S Class B                                         50          4,520
Danisco A/S                                                  100          8,509
Danske Bank A/S                                            3,807        169,032
FLSmidth & Co. A/S                                           150          9,526
GN Store Nord                                                202          2,984
H. Lundbeck A/S                                              601         16,558
NKT Holding A/S                                               75          6,627
Novo-Nordisk A/S Class B                                     701         58,343
Novozymes A/S Class B                                        100          8,597
Sydbank A/S                                                  150          7,164
                                                                    -----------
Total Denmark                                                           338,993
                                                                    -----------
Finland--1.7%
Amer Sports Oyj                                              604         13,285
Elisa Oyj Class A                                          1,008         27,581
Finnair Oyj                                                  806         13,190
Fortum Oyj                                                 7,521        213,823
Huhtamaki Oyj                                                604         11,851
KCI Konecranes Oyj                                           604         17,761
Kemira Oyj                                                   806         18,100
Kesko Oyj Class B                                            403         21,267
Metso Oyj                                                    403         20,321
Nokia Oyj                                                 12,795        261,181
Nokian Renkaat Oyj                                           806         16,495
OKO Bank PLC Class A                                       1,208         20,230
Outokumpu Oyj                                                806         31,524
Rautaruukki Oyj                                            1,208         48,027
Sampo Oyj Class A                                          3,224         86,217
Sanoma-WSOY Oyj                                            1,048         29,505
Sponda Oyj                                                   806         12,754
Stora Enso Oyj Class R                                     3,224         51,016
TietoEnator Oyj                                              403         12,988

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
UPM-Kymmene Corp.                                          3,224    $    81,285
Uponor Oyj                                                   403         15,071
Vaisala Oyj Class A                                          200          8,722
Wartsila Oyj Class B                                         403         21,687
YIT Oyj                                                      403         11,133
                                                                    -----------
Total Finland                                                         1,065,014
                                                                    -----------
France--12.5%
Accor S.A.                                                 1,478        114,404
Air France-KLM                                             1,556         65,433
Assurances Generales de France                               929        144,676
AXA S.A.                                                  11,205        453,164
BNP Paribas                                                4,521        492,728
Bouygues S.A.                                              1,610        103,243
Carrefour S.A.                                             2,937        177,920
Casino Guichard Perrachon S.A.                             1,084        100,631
Christian Dior S.A.                                          876         93,277
Cie de Saint-Gobain S.A.                                   1,498        125,730
CNP Assurances S.A.                                          876         97,725
Compagnie Generale des Etablissements Michelin Class B     1,328        126,960
Credit Agricole S.A.                                       3,299        138,598
France Telecom S.A.                                       28,488        787,003
Gaz de France                                              2,415        110,981
Gecina S.A.                                                  684        130,784
Groupe Danone                                                901        136,394
Hermes International                                         974        121,694
Lafarge S.A.                                                 816        121,267
Lagardere SCA                                              1,092         87,838
L'Air Liquide S.A.                                           536        127,153
L'Oreal S.A.                                               1,779        178,052
LVMH Moet Hennessy Louis Vuitton S.A.                      1,320        139,163
Natixis                                                    3,368         94,509
PPR S.A.                                                     716        106,878
Renault S.A.                                               1,433        171,956
Sanofi-Aventis                                             4,081        376,430
Schneider Electric S.A.                                    1,140        126,424
Societe Des Autoroutes Paris-Rhin-Rhone                      999         79,699
Societe Generale                                           2,191        371,546
Sodexho Alliance S.A.                                      1,140         71,450
Suez S.A.                                                  7,941        410,793
TOTAL S.A.                                                14,428      1,039,743
Vallourec S.A.                                               403        117,071
Veolia Environnement S.A.                                  1,462        112,587
VINCI S.A.                                                 1,120        142,963
Vivendi S.A.                                               7,601        296,783
                                                                    -----------
Total France                                                          7,693,650
                                                                    -----------
Germany--6.9%
adidas AG                                                    889         44,230
Allianz SE                                                 1,478        301,622
ALTANA AG                                                    728         45,119
AMB Generali Holding AG                                      296         42,740
BASF AG                                                    2,199        214,144
Bayer AG                                                   2,839        152,217
Bayerische Motoren Werke AG                                1,372         78,718
Beiersdorf AG                                                905         58,619
Commerzbank AG                                             1,530         58,206
Continental AG                                               419         48,677
DaimlerChrysler AG                                         5,213        321,709
Deutsche Bank AG                                           1,347        180,002
Deutsche Boerse AG                                           333         61,221
Deutsche Lufthansa AG                                      2,371         65,188
Deutsche Post AG                                           5,588        168,299
Deutsche Postbank AG                                         632         53,312

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Telekom AG                                       35,258    $   643,464
E.ON AG                                                    3,054        414,113
Fraport AG Frankfurt Airport Services Worldwide              644         45,874
Fresenius Medical Care AG & Co. KGaA                         379         50,462
Henkel KGaA                                                  267         34,574
Hypo Real Estate Holding AG                                  712         44,822
Linde AG                                                     536         55,314
MAN AG                                                       636         57,415
Metro AG                                                   1,020         64,978
Muenchener Rueckversicherungs AG                             917        157,704
RWE AG                                                     1,990        219,114
Salzgitter AG                                                291         38,008
SAP AG                                                     1,548         82,182
Siemens AG                                                 2,419        239,682
ThyssenKrupp AG                                            1,915         90,125
Volkswagen AG                                                824         93,325
                                                                    -----------
Total Germany                                                         4,225,179
                                                                    -----------
Hong Kong--3.8%
Bank of East Asia Ltd.                                     8,818         49,945
BOC Hong Kong (Holdings) Ltd.                             66,140        179,441
Cathay Pacific Airways Ltd.                               23,000         56,722
Cheung Kong (Holdings) Ltd.                                8,016         98,689
China Merchants Holdings (International) Co., Ltd.         8,016         32,879
China Mobile Ltd.                                         59,124        510,866
China Overseas Land & Investment Ltd.                     16,034         21,524
China Power International Development Ltd.                23,000         12,628
China Resources Enterprise, Ltd.                           8,016         23,036
China Resources Power Holdings Co.                         8,016         12,100
China Travel International Investment Hong Kong Ltd.      32,067         10,473
China Unicom Ltd.                                         24,051         35,254
CITIC International Financial Holdings Ltd. (a)           28,060         25,184
CITIC Pacific Ltd.                                        13,025         44,967
CLP Holdings Ltd.                                         16,034        118,545
CNOOC Ltd.                                                72,153         68,560
Dah Sing Financial Holdings Ltd.                           1,603         14,521
Denway Motors Ltd.                                        24,051          9,741
Guangdong Investment Ltd.                                 24,051         10,855
Guangzhou Investment Co., Ltd.                            32,067          9,030
Hang Lung Group Ltd.                                       3,000          9,123
Hang Lung Properties Ltd.                                 16,034         40,202
Hang Seng Bank Ltd.                                       13,629        186,282
Henderson Investment Ltd.                                  8,016         14,801
Henderson Land Development Co., Ltd.                       5,008         28,011
Hong Kong & China Gas Co., Ltd. (The)                      8,016         18,037
Hong Kong Aircraft Engineering Co., Ltd.                     400          5,452
Hong Kong Exchanges and Clearing Ltd.                      2,000         21,987
Hongkong Electric Holdings Ltd.                           12,025         58,909
Hopewell Holdings Ltd.                                     4,008         14,069
Hutchison Whampoa Ltd.                                    15,025        152,719
Hysan Development Co., Ltd.                                3,000          7,850
Industrial & Commercial Bank of China Ltd.                 8,016         15,460
Lenovo Group Ltd.                                         24,051          9,772
MTR Corp.                                                 16,034         40,326
New World Development Ltd.                                12,025         24,213
PCCW Ltd.                                                 28,060         17,066
Shanghai Industrial Holdings Ltd.                          4,008          8,534
Shun TAK Holdings Ltd.                                     8,016         12,265
Singamas Container Holdings Ltd.                          16,034          7,319
Sino Land Co.                                              8,016         18,717
Sun Hung Kai Properties Ltd.                               9,016        103,582
Swire Pacific Ltd. Class A                                 4,008         43,057
Swire Pacific Ltd. Class B                                10,021         20,461
Techtronic Industries Co.                                  7,500          9,721
Television Broadcasts Ltd.                                 4,008         24,479
Wharf Holdings Ltd.                                        8,016         29,633

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Wheelock & Co., Ltd.                                       8,016    $    15,234
Wing Hang Bank Ltd.                                        2,005         23,589
Wing Lung Bank Ltd.                                        1,603         16,798
                                                                    -----------
Total Hong Kong                                                       2,342,628
                                                                    -----------
Ireland--0.7%
Allied Irish Banks PLC                                     4,372        130,407
Anglo Irish Bank Corp. PLC                                 1,068         22,040
Bank of Ireland                                            4,477        103,313
C&C Group PLC                                                974         17,339
CRH PLC                                                    1,100         45,807
DCC PLC                                                      232          7,850
FBD Holdings PLC                                              84          4,575
Fyffes PLC                                                 2,502          5,873
Greencore Group PLC                                          901          5,465
IAWS Group PLC                                               216          5,503
Independent News & Media PLC                               4,397         17,452
Irish Life & Permanent PLC                                 1,116         30,904
Kerry Group PLC Class A                                      204          5,092
Kingspan Group PLC                                           236          6,255
McInerney Holdings PLC                                       248          4,737
United Drug PLC                                              881          4,556
                                                                    -----------
Total Ireland                                                           417,168
                                                                    -----------
Italy--7.1%
AEM SpA                                                   20,360         67,992
Alleanza Assicurazioni SpA                                 4,413         58,832
Assicurazioni Generali SpA                                 2,687        117,883
Autogrill SpA                                              1,999         36,719
Autostrade SpA                                             1,651         47,439
Banca Carige SpA                                          10,191         48,479
Banca Intesa SpA                                          40,142        309,660
Banca Lombarda e Piemontese SpA                            1,859         42,139
Banca Monte dei Paschi di Siena SpA                        8,157         52,732
Banca Popolare di Milano S.c.r.l.                          3,905         67,714
Banca Popolare di Verona e Novara S.c.r.l.                 1,707         48,958
Banca Popolare Italiana S.c.r.l.                           2,732         38,944
Banche Popolari Unite S.c.r.l.                             1,201         32,973
Capitalia SpA                                             11,367        107,472
Enel SpA                                                  45,675        470,692
Eni SpA                                                   32,401      1,088,648
Finmeccanica SpA                                           2,151         58,232
Fondiaria-Sai SpA                                          1,292         61,742
Hera SpA                                                   8,852         38,403
Ifil Investments SpA                                       8,501         69,501
Italcementi SpA                                            2,050         57,768
Luxottica Group SpA                                        1,863         57,191
Mediaset SpA                                               5,552         65,817
Mediobanca SpA                                             3,287         77,543
Mediolanum SpA                                             6,995         56,958
Saipem SpA                                                 2,199         57,240
Sanpaolo IMI SpA                                           7,003        162,527
Snam Rete Gas SpA                                         15,077         85,440
Telecom Italia SpA                                       119,875        361,988
Terna SpA                                                 16,805         56,896
UniCredito Italiano SpA                                   47,793        418,468
Unipol SpA                                                15,085         54,305
                                                                    -----------
Total Italy                                                           4,377,295
                                                                    -----------
Japan--8.4%
AEON Co., Ltd.                                             2,800         60,509
Asahi Glass Co., Ltd.                                      4,000         48,005
Astellas Pharma, Inc.                                      1,600         72,645
Bridgestone Corp.                                          2,800         62,389

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Canon Inc.                                                 2,400    $   134,950
Chubu Electric Power Co., Inc.                             2,400         71,705
Chugai Pharmaceutical Co., Ltd.                            2,800         57,690
Dai Nippon Printing Co., Ltd.                              4,000         61,701
Daiwa Securities Group, Inc.                               4,000         44,816
DENSO Corp.                                                1,600         63,380
East Japan Railway Co.                                         8         53,376
Eisai Co., Ltd.                                            1,200         65,864
Fanuc Ltd.                                                   800         78,687
Fuji Photo Film Co., Ltd.                                  1,600         65,662
Hitachi Ltd.                                               8,000         49,817
Honda Motor Co., Ltd.                                      2,400         94,667
Hoya Corp.                                                 1,600         62,305
ITOCHU Corp.                                               8,000         65,595
Japan Tobacco, Inc.                                           16         77,210
JFE Holdings, Inc.                                         1,600         82,313
Kansai Electric Power Co., Inc. (The)                      2,800         75,431
Kao Corp.                                                  4,000        107,759
Kirin Brewery Co., Ltd.                                    4,000         62,809
Komatsu Ltd.                                               4,000         81,071
Kyocera Corp.                                                800         75,330
Kyushu Electric Power Co., Inc.                            2,800         73,786
Matsushita Electric Industrial Co., Ltd.                   4,000         79,728
Mitsubishi Corp.                                           3,200         60,157
Mitsubishi Electric Corp.                                  8,000         72,913
Mitsubishi Estate Co., Ltd.                                4,000        103,395
Mitsubishi Heavy Industries Ltd.                          16,000         72,645
Mitsubishi UFJ Financial Group, Inc.                           8         98,695
Mitsui & Co., Ltd.                                         4,000         59,754
Mitsui Fudosan Co., Ltd.                                   4,000         97,520
Mitsui Sumitomo Insurance Co., Ltd.                        4,000         43,708
Mizuho Financial Group, Inc.                                   8         57,069
Nippon Oil Corp.                                           8,000         53,443
Nippon Steel Corp.                                        16,000         91,847
Nippon Telegraph & Telephone Corp.                            24        118,031
Nissan Motor Co., Ltd.                                    11,600        139,506
Nomura Holdings, Inc.                                      3,200         60,291
NTT DoCoMo, Inc.                                             108        170,400
ORIX Corp.                                                   240         69,389
Ricoh Co., Ltd.                                            4,000         81,574
Secom Co., Ltd.                                            2,000        103,563
Sekisui House Ltd.                                         4,000         58,176
Sharp Corp.                                                4,000         68,818
Shin-Etsu Chemical Co., Ltd.                               1,200         80,265
Sony Corp.                                                 1,200         51,362
Sumitomo Chemical Co., Ltd.                                8,000         61,970
Sumitomo Corp.                                             4,000         59,788
Sumitomo Electric Industries Ltd.                          2,200         34,342
Sumitomo Metal Industries Ltd.                            16,000         69,422
Sumitomo Mitsui Financial Group, Inc.                          4         40,955
Sumitomo Trust & Banking Co., Ltd. (The)                   8,000         83,790
Suzuki Motor Corp.                                         2,800         78,956
T&D Holdings, Inc.                                           800         52,839
Takeda Pharmaceutical Co., Ltd.                            1,600        109,706
Tohoku Electric Power Co., Inc.                            2,800         69,909
Tokyo Electric Power Co., Inc. (The)                       3,600        116,319
Tokyo Gas Co., Ltd.                                       12,000         63,749
Toray Industries, Inc.                                     5,000         37,430
Toshiba Corp.                                              8,000         52,033
Toyota Industries Corp.                                    1,600         73,451
Toyota Motor Corp.                                         6,000        400,821
Yahoo Japan Corp.                                            124         49,327
                                                                    -----------
Total Japan                                                           5,196,528
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Netherlands--4.2%
ABN AMRO Holding N.V.                                     12,193    $   391,507
Aegon N.V.                                                 7,589        144,505
Akzo Nobel N.V.                                            1,116         68,003
Buhrmann N.V.                                              1,675         24,870
Corio N.V.                                                   495         40,404
CSM N.V.                                                     860         33,080
Eurocommercial Properties N.V.                               636         31,710
Euronext N.V.                                                909        107,279
Heineken Holding N.V.                                        660         26,806
Heineken N.V.                                                844         40,099
Hunter Douglas N.V.                                          353         28,348
ING Groep N.V.                                            11,503        509,508
Koninklijke DSM N.V.                                         836         41,263
Koninklijke Philips Electronics N.V.                       3,303        124,437
Mittal Steel Co. N.V.                                      3,117        131,404
Randstad Holding N.V.                                        415         28,675
Reed Elsevier N.V.                                         3,283         55,932
Rodamco Europe N.V.                                          544         72,308
Royal KPN N.V.                                            14,923        211,934
SBM Offshore N.V.                                            577         19,820
STMicroelectronics N.V.                                    5,269         97,758
TNT N.V.                                                   1,437         61,736
Unilever N.V.                                              8,308        226,776
Vedior N.V.                                                1,156         23,948
Wereldhave N.V.                                              252         33,529
Wolters Kluwer N.V.                                        1,264         36,319
                                                                    -----------
Total Netherlands                                                     2,611,958
                                                                    -----------
New Zealand--0.5%
Air New Zealand Ltd.                                       8,195         10,921
Auckland International Airport Ltd.                        9,839         15,193
CanWest MediaWorks (NZ) Ltd.                               2,917          4,504
Contact Energy Ltd.                                        3,010         17,658
Fisher & Paykel Appliances Holdings Ltd.                   2,243          6,073
Fisher & Paykel Healthcare Corp.                           2,614          7,852
Fletcher Building Ltd.                                     3,701         28,836
Freightways Ltd.                                           1,256          4,030
Infratil Ltd.                                              1,156          4,442
Mainfreight Ltd.                                             864          4,874
New Zealand Refining Co., Ltd. (The)                       2,363         10,830
Nuplex Industries Ltd.                                       724          3,778
PGG Wrightson Ltd.                                         2,474          2,861
Port of Tauranga Ltd.                                      1,028          4,313
Pumpkin Patch Ltd.                                         1,144          3,751
Ryman Healthcare Ltd.                                        357          2,706
Sanford Ltd.                                                 921          3,377
Sky City Entertainment Group Ltd.                          3,906         14,156
Steel & Tube Holdings Ltd.                                 1,232          4,213
Telecom Corp. of New Zealand Ltd.                         32,835        112,518
Vector Ltd.                                                4,577          8,133
Warehouse Group Ltd. (The)                                 2,521         12,798
                                                                    -----------
Total New Zealand                                                       287,817
                                                                    -----------
Norway--1.2%
ABG Sundal Collier ASA                                     3,000          6,264
Acta Holding ASA                                           4,008         21,243
Aker ASA Class A                                             241         15,521
Aker Yards AS                                                 80          6,206
Aktiv Kapital ASA                                            401          6,022
DnB NOR ASA                                                8,016        113,938
EDB Business Partner ASA                                     802          7,117
Ekornes ASA                                                  401          9,210
Norsk Hydro ASA                                            4,409        137,021
Norske Skogindustrier ASA                                  1,603         27,676

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Orkla ASA                                                    722    $    40,933
ProSafe ASA                                                  400          5,686
Schibsted ASA                                                200          7,163
Statoil ASA                                                5,761        152,899
Storebrand ASA                                             2,305         29,357
Telenor ASA                                                4,509         84,910
Tomra Systems ASA                                            802          5,539
Veidekke ASA                                                 200          7,613
Wilh. Wilhelmsen ASA Class A                                 200          7,629
Yara International ASA                                     1,202         27,365
                                                                    -----------
Total Norway                                                            719,312
                                                                    -----------
Portugal--0.7%
Banco BPI, S.A.                                            2,191         17,075
Banco Comercial Portugues S.A. Class R                    15,629         57,706
Banco Espirito Santo, S.A.                                 2,299         41,290
Brisa-Auto-estradas de Portugal S.A.                       2,458         30,630
CIMPOR - Cimentos de Portugal SGPS, S.A.                   3,163         26,235
EDP-Energias de Portugal S.A.                             17,784         90,051
Finibanco Holding, SGPS, S.A.                                866          4,305
Jeronimo Martins, SGPS, S.A.                                 540         12,105
Mota-Engil SGPS S.A.                                         876          5,937
Portucel-Empresa Produtora De Pasta E Papel, S.A.          2,636          8,342
Portugal Telecom, SGPS, S.A.                               7,880        102,247
PT Multimedia -
   Servicos de Telecomunicacoes e Multimedia, S.A.           332          4,273
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            1,891          4,389
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.        840          9,792
Sonae SGPS, S.A.                                           5,433         10,818
                                                                    -----------
Total Portugal                                                          425,195
                                                                    -----------
Singapore--1.6%
Ascendas Real Estate Investment Trust                      8,000         13,922
CapitaCommercial Trust                                     8,000         13,661
CapitaMall Trust Management Ltd.                           8,000         15,173
City Developments Ltd.                                     1,000          8,277
ComfortDelgro Corp., Ltd.                                 12,000         12,592
Cosco Corp. (Singapore) Ltd.                               4,000          5,996
DBS Group Holdings Ltd.                                    9,000        132,569
Fraser and Neave Ltd.                                      3,807         11,166
Great Eastern Holdings Ltd.                                1,000         11,080
Guocoland Ltd.                                             4,000          6,752
Haw Par Corp., Ltd.                                        1,000          4,628
Hi-P International Ltd.                                   16,000          9,073
Hotel Properties Ltd.                                      7,000         12,318
Jardine Cycle & Carriage Ltd.                              1,530         14,759
Jaya Holdings Ltd.                                        12,000         11,575
Keppel Corp. Ltd.                                          2,000         22,942
Keppel Land Ltd.                                           4,000         17,989
Keppel Telecommunications & Transportation Ltd.            8,000          8,343
Labroy Marine Ltd.                                         4,000          4,901
MobileOne Ltd.                                             8,000         11,210
Oversea-Chinese Banking Corp. Ltd.                        16,000         80,297
Parkway Holdings Ltd.                                      8,000         16,372
SBS Transit Ltd.                                           6,000          9,503
SembCorp Industries Ltd.                                   4,000         10,011
SembCorp Marine Ltd.                                       4,000          8,864
SIA Engineering Co., Ltd.                                  4,000         11,210
Singapore Airlines Ltd.                                    5,000         57,029
Singapore Airport Terminal Services Ltd.                   8,000         13,035
Singapore Exchange Ltd.                                    4,000         14,860
Singapore Land Ltd.                                        1,000          5,605
Singapore Post Ltd.                                       16,000         11,367
Singapore Press Holdings Ltd.                              8,000         22,316
Singapore Technologies Engineering Ltd.                    4,000          8,030
Singapore Telecommunications Ltd.                         67,150        143,552

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
SMRT Corp. Ltd.                                           12,000    $     9,307
StarHub Ltd.                                              11,571         19,834
Straits Trading Co., Ltd.                                  4,000          9,125
Suntec Real Estate Investment Trust                       12,000         14,235
United Industrial Corp., Ltd.                             12,000         16,346
United Overseas Bank Ltd.                                  8,000        101,154
UOL Group Ltd.                                             4,000         11,315
Venture Corp., Ltd.                                        1,000          8,799
Want Want Holdings Ltd.                                    8,000         13,040
Wheelock Properties (Singapore) Ltd.                       4,000          5,866
                                                                    -----------
Total Singapore                                                         969,998
                                                                    -----------
Spain--5.0%
Abertis Infraestructuras S.A. (a)                          1,998         59,280
Acciona, S.A.                                                200         37,212
Acerinox S.A.                                              1,026         31,185
ACS, Actividades Construccion y Servicios, S.A.              776         43,704
Altadis, S.A.                                                949         49,618
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              15,165        364,751
Banco Popular Espanol, S.A.                                5,343         96,735
Banco Sabadell S.A.                                        1,036         46,325
Banco Santander Central Hispano S.A.                      31,456        586,519
Bankinter S.A.                                               455         35,759
Cia Espanola De Petroleos, S.A. (a)                          856         67,049
Corporacion Mapfre S.A.                                    5,552         25,038
Ebro Puleva S.A.                                           1,610         40,762
Enagas                                                     1,437         33,388
Endesa S.A.                                                4,318        204,014
Fadesa Inmobiliaria S.A.                                     941         43,616
Fomento de Construcciones y Contratas S.A.                   431         43,876
Gas Natural SDG, S.A.                                      2,010         79,488
Gestevision Telecinco S.A.                                 2,171         61,779
Grupo Ferrovial S.A.                                         435         42,419
Iberdrola S.A.                                             4,089        178,582
Inditex S.A.                                                 820         44,128
Inmobiliaria Colonial, S.A.                                   94          8,125
Metrovacesa, S.A.(a)                                         308         52,190
Red Electrica de Espana                                      606         25,963
Repsol YPF, S.A.                                           4,541        156,885
Sacyr Vallehermoso, S.A. (a)                               1,020         60,526
Telefonica S.A.                                           23,240        494,004
Union Fenosa S.A.                                            909         44,950
Zardoya-Otis S.A.                                            808         24,484
                                                                    -----------
Total Spain                                                           3,082,354
                                                                    -----------
Sweden--3.5%
AB Industrivarden Class A                                    802         31,878
AB Volvo Class A                                             802         56,959
AB Volvo Class B                                           2,005        138,150
Alfa Laval AB                                                802         36,215
Assa Abloy AB Class B                                      1,603         34,904
Atlas Copco AB Class A                                     1,603         53,878
Atlas Copco AB Class B                                       802         26,018
Axfood AB                                                    601         24,855
Electrolux AB Series B                                     1,603         32,093
Fabege AB                                                  1,202         32,233
Getinge AB Class B                                         1,400         31,404
H&M Hennes & Mauritz AB Class B                            3,607        182,379
Holmen AB Class B                                            401         17,463
Investment AB Kinnevik Class B                             1,603         26,939
Investor AB Class A                                          802         19,455
Investor AB Class B                                        1,603         39,355
JM AB                                                      1,603         38,886
L E Lundbergforetagen AB Class B                             401         26,018
Nordea Bank AB                                            14,329        220,913

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Ratos AB Class B                                           1,603    $    38,066
Sandvik AB                                                 4,810         69,939
Scania AB Class A                                            802         57,487
Scania AB Class B                                            802         56,373
Securitas AB Class B                                       1,603         24,889
Skandinaviska Enskilda Banken AB                           2,406         76,473
Skanska AB Class B                                         2,406         47,466
SKF AB Class B                                             1,603         29,633
SSAB Svenskt Staal AB Series A                             1,502         35,668
Svenska Cellulosa Aktiebolaget SCA Class B                   802         41,899
Svenska Handelsbanken Class A                              3,207         97,011
Swedbank AB Class A                                        2,806        101,898
Swedish Match AB                                             802         15,002
Tele2 AB Class B                                           2,005         29,300
Telefonaktiebolaget LM Ericsson Class A                    8,016         32,331
Telefonaktiebolaget LM Ericsson Class B                   40,086        161,973
TeliaSonera AB                                            18,038        148,274
                                                                    -----------
Total Sweden                                                          2,133,677
                                                                    -----------
Switzerland--4.0%
Adecco S.A.                                                  443         30,212
Baloise Holding AG                                           202         20,155
Ciba Specialty Chemicals Holding Inc.                        467         31,007
Credit Suisse Group                                        4,867        339,897
Givaudan S.A.                                                 32         29,570
Holcim Ltd.                                                  548         50,145
Julius Baer Holding Ltd.                                     320         35,180
Kuehne + Nagel International AG                              371         26,943
Nestle S.A.                                                1,393        494,117
Novartis AG                                                6,387        367,565
Pargesa Holding S.A.                                         284         32,292
Roche Holding AG                                           1,272        227,682
Serono S.A.                                                   40         35,848
SGS S.A.                                                      28         31,149
Swatch Group Ltd. (The) Class B                              164         36,174
Swiss Reinsurance Co.                                      1,380        117,120
Swisscom AG                                                  341        128,849
UBS AG                                                     6,915        419,477
                                                                    -----------
Total Switzerland                                                     2,453,382
                                                                    -----------
United Kingdom--26.8%
Anglo American PLC                                         5,435        264,969
AstraZeneca PLC                                            5,971        320,668
Aviva PLC                                                 13,514        217,410
BAE SYSTEMS PLC                                           26,812        223,413
Barclays PLC                                              43,137        616,306
BG Group PLC                                              14,058        190,669
BHP Billiton PLC                                          10,156        185,749
BP PLC                                                    98,925      1,098,744
British American Tobacco PLC                              11,363        317,797
British Land Co. PLC                                       4,664        156,456
British Sky Broadcasting PLC                              16,994        173,616
BT Group PLC                                              61,907        365,301
Cable & Wireless PLC                                      38,371        118,467
Cadbury Schweppes PLC                                     18,888        202,023
Centrica PLC                                              34,063        236,332
Compass Group PLC                                         24,224        137,489
Diageo PLC                                                15,047        295,229
GlaxoSmithKline PLC                                       26,118        687,011
HBOS PLC                                                  23,503        520,708
HSBC Holdings PLC                                         72,647      1,323,705
Imperial Tobacco Group PLC                                 5,778        227,299
Kingfisher PLC                                            43,101        201,187
Land Securities Group PLC                                  5,528        251,328
Legal & General Group PLC                                 78,225        241,129

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                                      58,825    $   657,963
Man Group PLC                                             24,986        255,632
Marks & Spencer Group PLC                                 17,648        247,650
National Grid PLC                                         18,567        267,814
Old Mutual PLC                                            61,919        211,164
Pearson PLC                                               13,306        200,913
Prudential PLC                                            17,197        235,432
Reckitt Benckiser PLC                                      4,838        220,999
Reed Elsevier PLC                                         17,910        196,470
Rio Tinto PLC (a)                                          3,677        195,599
Royal Bank of Scotland Group (The) PLC                    17,414        679,250
Royal Dutch Shell PLC Class A                             19,583        689,994
Royal Dutch Shell PLC Class B                             13,752        481,774
SABMiller PLC                                             10,259        235,921
Sage Group PLC                                            44,511        236,081
Scottish & Southern Energy PLC                             8,429        256,361
Scottish Power PLC                                        16,962        248,315
Smiths Group PLC                                          11,269        218,677
Standard Chartered PLC                                     7,653        223,473
Tesco PLC                                                 29,467        233,281
Unilever PLC                                               8,268        231,075
Vodafone Group PLC                                       289,902        802,846
Wolseley PLC                                               8,625        208,136
WPP Group PLC                                             14,904        201,414
Xstrata PLC                                                5,233        261,165
                                                                    -----------
Total United Kingdom                                                 16,470,404
                                                                    -----------
TOTAL COMMON STOCKS
(Cost: $55,482,626)                                                  61,441,961
                                                                    -----------

SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND - 0.6%
United States--0.6%
Columbia Cash Reserves Fund, 4.92% (b) (Cost: $391,174)  391,174        391,174
                                                                    -----------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.5%
MONEY MARKET FUNDS (c) --0.5%
UBS Enhanced Yield Portfolio, 5.23%                      101,913        101,913
UBS Private Money Market Fund LLC, 5.21%                 194,491        194,491
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $296,404) (d)                                                    296,404
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES--101.0%
(Cost: $56,170,204) (e)                                              62,129,539

Liabilities in Excess of Other Assets--(1.0)%                          (596,616)
                                                                    -----------
NET ASSETS--100.0%                                                  $61,532,923
                                                                    ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $281,168 and the total market value of the collateral held by the Fund was $296,404.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   33.8%
Communications                              13.1%
Consumer Non-Cyclical                       13.0%
Energy                                       9.0%
Industrial                                   8.3%
Consumer Cyclical                            7.8%
Utilities                                    7.3%
Basic Materials                              5.2%
Diversified                                  1.2%
Technology                                   1.2%
Short-Term Investment                        0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--100.0%
Australia--12.1%
Alinta Ltd.                                               12,812    $   119,363
Allco Finance Group Ltd.                                   7,805         79,113
Alumina Ltd.                                              15,549         77,701
Amcor Ltd.                                                16,209         92,625
AMP Ltd.                                                  29,269        233,005
APA Group                                                 12,116         40,109
APN News & Media Ltd.                                     16,794         80,084
Aristocrat Leisure Ltd.                                    6,360         79,706
Australia & New Zealand Banking Group Ltd.                36,994        822,566
Australian Stock Exchange Ltd.                             3,907        117,483
AWB Ltd.                                                  33,670         81,739
Baycorp Advantage Ltd.                                    26,419         54,766
Bendigo Bank Ltd.                                          6,436         70,665
Billabong International Ltd. (a)                           6,013         82,466
BlueScope Steel Ltd.                                      19,811        134,602
Boral Ltd.                                                10,350         62,245
Brambles Industries Ltd.* (a)                             10,185        102,997
Caltex Australia Ltd.                                      4,140         75,052
Challenger Financial Services Group Ltd.                  27,877         90,527
Coates Hire Ltd.                                          14,002         64,563
Coca-Cola Amatil Ltd.                                     16,419        100,426
Coles Myer Ltd.                                           19,841        218,941
Commonwealth Bank of Australia                            28,452      1,109,631
CSR Ltd.                                                  24,559         72,590
Downer EDI Ltd.                                           10,803         59,519
Foster's Group Ltd.                                       35,617        194,267
Iluka Resources Ltd.                                      12,918         67,710
Insurance Australia Group Ltd.                            39,791        199,157
John Fairfax Holdings Ltd.                                22,259         84,740
Leighton Holdings Ltd.                                     4,781         76,197
Lend Lease Corp. Ltd.                                      8,175        118,819
Lion Nathan Ltd.                                          10,983         70,639
Macquarie Bank Ltd.                                        3,017        187,695
Minara Resources Ltd.                                     15,921         73,411
National Australia Bank Ltd.                              33,427      1,064,425
Nufarm Ltd. (a)                                            8,235         67,180
OneSteel Ltd. (a)                                         22,520         83,071
Orica Ltd.                                                 3,885         74,410
Origin Energy Ltd.                                        12,292         80,124
Perpetual Ltd. (a)                                         1,273         78,474
Promina Group Ltd.                                        20,247        110,434
Publishing & Broadcasting Ltd.                             9,377        157,797
Qantas Airways Ltd.                                       58,900        242,338
QBE Insurance Group Ltd.                                  10,260        233,308
Rural Press Ltd.                                           7,905         82,245
Santos Ltd.                                                9,633         74,940
Seven Network Ltd. (a)                                    10,113         90,312
Sigma Pharmaceuticals Ltd.                                33,719         79,466
Sims Group Ltd.                                            4,676         74,523
Sonic Healthcare Ltd.                                      6,073         71,227
St.George Bank Ltd.                                       11,703        304,402
Suncorp-Metway Ltd. (a)                                   12,708        203,835
TABCORP Holdings Ltd.                                     13,880        184,343
Telstra Corp. Ltd. (a)                                   252,426        823,703
United Group Ltd.                                          6,375         70,096
Washington H. Soul Pattinson & Co., Ltd.                  10,098         69,723
Wesfarmers Ltd.                                            9,978        295,239
West Australian Newspapers Holdings Ltd.                   9,798         90,202
Westpac Banking Corp.                                     37,567        717,754

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Woodside Petroleum Ltd.                                    6,913    $   207,655
Woolworths Ltd.                                           16,449        309,866
                                                                    -----------
Total Australia                                                      11,136,211
                                                                    -----------
Austria--0.1%
BOEHLER-UDDEHOLM AG                                          461         32,279
Flughafen Wien AG                                            231         22,663
Semperit AG Holding                                          207          7,676
Wienerberger AG                                              778         46,166
                                                                    -----------
Total Austria                                                           108,784
                                                                    -----------
Belgium--2.8%
Agfa-Gevaert N.V.                                          1,395         35,613
Almancora SCA                                                570         81,176
Belgacom S.A.                                              7,305        321,445
Compagnie Maritime Belge S.A.                              1,740         74,822
Cumerio N.V.                                                 688         16,512
Dexia N.V.                                                11,120        304,265
Euronav N.V.                                               1,425         42,542
Fortis N.V.                                               24,685      1,052,045
Gimv N.V.                                                    510         31,891
KBC Groep N.V.                                             3,770        461,835
Melexis N.V.                                                 868         15,795
Mobistar S.A.                                                853         72,719
Tessenderlo Chemie N.V.                                      420         17,889
                                                                    -----------
Total Belgium                                                         2,528,549
                                                                    -----------
Denmark--0.5%
A/S Dampskibsselskabet TORM                                1,252         81,944
Danske Bank A/S                                            9,208        408,839
                                                                    -----------
Total Denmark                                                           490,783
                                                                    -----------
Finland--1.8%
Amer Sports Oyj                                            1,515         33,323
Elektrobit Group Oyj (a)                                  11,076         30,086
Elisa Oyj Class A                                          2,267         62,030
Fortum Oyj                                                18,174        516,689
Kesko Oyj Class B                                            833         43,959
OKO Bank PLC Class A                                       3,017         50,525
Rautaruukki Oyj                                            3,017        119,948
Sampo Oyj Class A                                          7,562        202,225
Sanoma-WSOY Oyj                                            2,568         72,297
Sponda Oyj                                                 3,017         47,740
Stora Enso Oyj Class R                                     9,073        143,569
TietoEnator Oyj                                              913         29,424
UPM-Kymmene Corp.                                          8,073        203,541
Uponor Corp.                                               1,515         56,656
                                                                    -----------
Total Finland                                                         1,612,012
                                                                    -----------
France--12.3%
Assurances Generales de France                             2,280        355,070
AXA S.A.                                                  27,372      1,107,006
Bail Investissement                                          988         95,953
BNP Paribas                                               11,028      1,201,903
Casino Guichard Perrachon S.A.                             1,515        140,642
Credit Agricole S.A.                                       8,070        339,039
Euler Hermes S.A.                                            615         88,882
France Telecom S.A.                                       69,591      1,922,501
Gecina S.A.                                                1,078        206,118

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Klepierre                                                    630    $   118,797
M6, Metropole Television S.A.                              2,385         85,103
PagesJaunes Groupe S.A.                                    6,360        126,386
Rallye S.A.                                                1,455         78,722
Societe Generale                                           5,342        905,888
Suez S.A.                                                 19,404      1,003,782
TOTAL S.A.                                                35,405      2,551,435
Unibail                                                      615        150,111
Valeo S.A.                                                 1,998         83,071
Viel et Compagnie                                         12,412         77,744
Vivendi S.A.                                              18,594        726,007
                                                                    -----------
Total France                                                         11,364,160
                                                                    -----------
Germany--4.9%
AWD Holding AG                                               838         35,383
BASF AG                                                    5,372        523,139
DaimlerChrysler AG                                        12,738        786,097
Deutsche Euroshop AG                                         375         27,771
Deutsche Lufthansa AG                                      5,653        155,423
Deutsche Post AG                                          13,655        411,261
Deutsche Telekom AG                                       81,291      1,483,571
E.ON AG                                                    7,440      1,008,841
Grammer AG                                                   844         28,703
MVV Energie AG                                             1,003         34,388
Norddeutsche Affinerie AG                                  1,153         32,309
Vossloh AG                                                   495         37,297
                                                                    -----------
Total Germany                                                         4,564,183
                                                                    -----------
Hong Kong--2.5%
Bank of East Asia Ltd.                                    22,812        129,206
BOC Hong Kong (Holdings) Ltd.                            165,106        447,939
Cathay Pacific Airways Ltd.                               58,000        143,038
China Netcom Group Corp. Ltd.                              7,004         18,777
China Travel International Investment Hong Kong Ltd.      76,058         24,840
Chong Hing Bank Ltd.                                       4,008          8,926
CITIC International Financial Holdings Ltd. (a)           45,028         40,412
CITIC Pacific Ltd.                                        35,018        120,895
CLP Holdings Ltd.                                         41,024        303,305
Dah Sing Banking Group Ltd.                                6,004         13,556
Dah Sing Financial Holdings Ltd.                           1,204         10,906
Fountain Set (Holdings) Ltd.                              30,018          8,376
Hang Lung Group Ltd.                                      15,008         45,638
Hang Lung Properties Ltd.                                 45,028        112,899
Hang Seng Bank Ltd.                                       34,018        464,960
Hongkong Electric Holdings Ltd.                           31,518        154,404
Hopewell Holdings Ltd.                                    12,008         42,151
i-CABLE Communications Ltd.                               60,038         14,050
Industrial & Commercial Bank of China Ltd.                19,008         36,661
Kowloon Development Co., Ltd.                              5,000          8,872
Oriental Press Group Ltd.                                 60,038         10,885
PCCW Ltd.                                                 75,048         45,643
Shenzhen Investment Ltd.                                  12,018          5,007
Television Broadcasts Ltd.                                 4,000         24,430
Wing Hang Bank Ltd.                                        4,500         52,943
Wing Lung Bank Ltd.                                        3,000         31,438
                                                                    -----------
Total Hong Kong                                                       2,320,157
                                                                    -----------
Ireland--0.8%
Abbey PLC                                                    315          4,531
Allied Irish Banks PLC                                    10,816        322,618
Bank of Ireland                                           11,048        254,948

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Fyffes PLC                                                 6,103    $    14,325
Greencore Group PLC                                        2,218         13,454
Independent News & Media PLC                              10,728         42,581
Irish Life & Permanent PLC                                 2,914         80,694
                                                                    -----------
Total Ireland                                                           733,151
                                                                    -----------
Italy--9.8%
ACEA SpA                                                   4,065         77,885
AEM SpA                                                   23,967         80,037
Alleanza Assicurazioni SpA                                10,773        143,621
Arnoldo Mondadori Editore SpA                              6,210         64,855
ASM                                                       10,084         55,150
Autostrada Torino-Milano SpA                               2,700         60,775
Banca Fideuram SpA (a)                                     8,724         57,462
Banca Intesa SpA                                          98,091        756,684
Banca Lombarda e Piemontese SpA                            3,315         75,143
Banca Popolare di Verona e Novara S.c.r.l.                 2,897         83,088
Banca Popolare Italiana                                   10,586        150,899
Banche Popolari Unite S.c.r.l.                             3,840        105,425
Benetton Group SpA                                         3,840         73,220
Capitalia SpA                                             27,747        262,340
Enel SpA                                                 111,610      1,150,169
Eni SpA                                                   79,208      2,661,327
Fondiaria-Sai SpA                                          1,530         73,115
Mediaset SpA                                              13,576        160,939
Milano Assicurazioni SpA                                   7,623         62,072
Piccolo Credito Valtellinese Scarl                         3,544         57,108
Pirelli & C. Real Estate SpA                                 853         58,479
Premuda SpA                                                4,565          9,505
Sanpaolo IMI SpA                                          17,107        397,024
Snam Rete Gas SpA                                         36,817        208,638
Societa Cattolica di Assicurazioni S.c.r.l. (a)            1,078         64,010
Telecom Italia SpA                                       292,939        884,591
Terna SpA                                                 38,647        130,845
UniCredito Italiano SpA                                  115,888      1,014,697
Unipol SpA                                                23,007         82,823
                                                                    -----------
Total Italy                                                           9,061,926
                                                                    -----------
Japan--0.3%
Best Denki Co., Ltd.                                       1,000          6,236
Hokuto Corp.                                                 200          3,516
Nikko Cordial Corp.                                        7,000         80,190
Oracle Corp. Japan                                         1,200         55,491
Sumida Corp.                                                 200          4,012
Takefuji Corp.                                             1,150         45,458
TonenGeneral Sekiyu K.K.                                   7,000         69,263
                                                                    -----------
Total Japan                                                             264,166
                                                                    -----------
Netherlands--4.8%
ABN AMRO Holding N.V.                                     29,791        956,563
Aegon N.V.                                                18,549        353,197
Corio N.V.                                                 1,213         99,010
CSM N.V.                                                     928         35,696
Eurocommercial Properties N.V.                               673         33,555
Heijmans N.V.                                                525         28,841
Hunter Douglas N.V.                                          375         30,115
ING Groep N.V.                                            28,086      1,244,027
Nieuwe Steen Investments N.V.                              1,018         30,016
Nutreco Holding N.V.                                         420         27,354
OCE N.V.                                                   1,680         27,448
Reed Elsevier N.V.                                         8,025        136,722

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Rodamco Europe N.V.                                        1,333    $   177,182
Royal KPN N.V.                                            36,472        517,970
SBM Offshore N.V.                                          1,018         34,969
Unilever N.V.                                             20,289        553,810
VastNed Offices                                              807         31,658
VastNed Retail N.V.                                          315         31,984
Wereldhave N.V.                                              270         35,924
                                                                    -----------
Total Netherlands                                                     4,386,041
                                                                    -----------
New Zealand--0.7%
Air New Zealand Ltd.                                      20,012         26,669
Auckland International Airport Ltd.                       24,034         37,113
CanWest MediaWorks (NZ) Ltd.                               4,751          7,336
Contact Energy Ltd.                                        7,335         43,030
Fisher & Paykel Appliances Holdings Ltd.                   5,477         14,829
Fisher & Paykel Healthcare Corp.                           6,375         19,149
Fletcher Building Ltd.                                     9,028         70,340
Freightways Ltd.                                           2,865          9,192
Infratil Ltd.                                              2,745         10,548
New Zealand Refining Co., Ltd. (The)                       5,773         26,459
Nuplex Industries Ltd.                                     1,755          9,157
Sanford Ltd.                                               2,158          7,912
Sky City Entertainment Group Ltd.                          9,553         34,622
Telecom Corp. of New Zealand Ltd.                         80,761        276,751
Vector Ltd.                                               11,174         19,855
Warehouse Group Ltd. (The)                                 6,630         33,659
                                                                    -----------
Total New Zealand                                                       646,621
                                                                    -----------
Norway--0.6%
Acta Holding ASA                                           7,504         39,772
Aker Yards ASA                                               300         23,272
Aktiv Kapital ASA                                          1,502         22,555
DnB NOR ASA                                               19,524        277,510
Ekornes ASA                                                  750         17,225
Norske Skogindustrier ASA                                  4,502         77,729
Storebrand ASA                                             6,204         79,015
Veidekke ASA                                                 752         28,624
                                                                    -----------
Total Norway                                                            565,702
                                                                    -----------
Portugal--1.0%
Banco Comercial Portugues, S.A. Class R                   38,586        142,468
Banco Espirito Santo, S.A.                                 5,984        107,473
Brisa-Auto-estradas de Portugal S.A.                       5,998         74,743
CIMPOR - Cimentos de Portugal SGPS, S.A.                   7,715         63,991
EDP-Energias de Portugal S.A.                             43,729        221,427
Jeronimo Martins, SGPS, S.A.                               1,318         29,546
Portugal Telecom, SGPS, S.A.                              19,390        251,595
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            4,125          9,573
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.      2,068         24,106
                                                                    -----------
Total Portugal                                                          924,922
                                                                    -----------
Singapore--2.0%
Allgreen Properties Ltd.                                  15,000         12,807
Ascendas Real Estate Investment Trust                     25,000         43,505
CapitaCommercial Trust Management Ltd.                     8,000         13,661
CapitaMall Trust Management Ltd.                          19,000         36,036
Chuan Hup Holdings Ltd.                                   60,000         12,318
ComfortDelGro Corp., Ltd.                                 30,000         31,480
DBS Group Holdings Ltd.                                   22,000        324,057
Elec & Eltek International Co., Ltd.                       3,000          8,370

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Fortune Real Estate Investment Trust                      18,000    $    13,655
Fraser and Neave Ltd.                                     14,062         41,243
Haw Par Corp., Ltd.                                        2,000          9,255
Hong Leong Finance Ltd.                                   10,000         24,897
Jaya Holdings Ltd.                                        15,000         14,469
Jurong Technologies Industrial Corp., Ltd.                15,000         10,559
Macquarie MEAG Prime Real Estate Investment Trust         15,000         11,438
MobileOne Ltd.                                            19,000         26,625
Oversea-Chinese Banking Corp. Ltd.                        37,000        185,687
Parkway Holdings Ltd.                                     15,000         30,698
Robinson & Co., Ltd.                                       2,000          6,492
SembCorp Marine Ltd.                                      15,000         33,240
Singapore Airlines Ltd.                                   13,000        148,276
Singapore Airport Terminal Services Ltd.                  15,000         24,441
Singapore Post Ltd.                                       30,000         21,313
Singapore Press Holdings Ltd.                             20,000         55,791
Singapore Telecommunications Ltd.                        163,900        350,383
SMRT Corp. Ltd.                                           30,000         23,268
StarHub Ltd.                                              29,428         50,444
Suntec Real Estate Investment Trust                       30,000         35,586
United Overseas Bank Ltd.                                 21,000        265,528
UOB Kay Hian Holdings Ltd.                                15,000         12,905
                                                                    -----------
Total Singapore                                                       1,878,427
                                                                    -----------
Spain--5.1%
Antena 3 de Television, S.A.                               3,155         74,221
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              37,047        891,061
Banco Popular Espanol, S.A.                               13,053        236,326
Banco Santander Central Hispano S.A.                      78,660      1,466,672
Endesa S.A.                                               10,546        498,270
Gas Natural SDG, S.A.                                      4,892        193,461
Gestevision Telecinco, S.A.                                5,297        150,734
IBERDROLA, S.A.                                           10,629        464,208
Telefonica S.A.                                           34,470        732,717
                                                                    -----------
Total Spain                                                           4,707,670
                                                                    -----------
Sweden--3.0%
AB Industrivarden Class C                                    500         18,669
AB Volvo Class A                                           2,402        170,594
AddTech AB Class B                                           800         16,075
Axfood AB                                                    752         31,100
Cardo AB                                                     402         15,274
Castellum AB                                               2,502         33,364
D. Carnegie & Co. AB                                       1,502         32,375
Electrolux AB Series B                                     4,000         80,082
Fabege AB                                                  1,802         48,322
H&M Hennes & Mauritz AB Class B                            9,004        455,266
Holmen AB Class B                                          1,002         43,635
Intrum Justitia AB                                         3,000         38,908
Kungsleden Fastighets AB                                   2,002         30,719
Nordea Bank AB                                            33,818        521,379
Oresund Investment AB                                      1,502         39,399
Ratos AB Class B                                           2,000         47,494
Sandvik AB                                                12,006        174,572
Scania AB Class A                                          1,602        114,830
Skanska AB Class B                                         6,004        118,448
SKF AB Class B                                             5,204         96,201
SkiStar AB                                                 1,154         19,899
Svenska Cellulosa Aktiebolaget SCA Class B                 2,600        135,832
Svenska Handelsbanken Class A                              7,804        236,070

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Swedbank AB Class A                                        7,504    $   272,504
Trelleborg AB Class B                                        800         19,173
                                                                    -----------
Total Sweden                                                          2,810,184
                                                                    -----------
Switzerland--0.5%
Ciba Specialty Chemicals Holding Inc.                        988         65,600
EMS-Chemie Holding AG                                        255         30,624
Swisscom AG                                                  918        346,873
Vontobel Holding AG                                          763         32,940
                                                                    -----------
Total Switzerland                                                       476,037
                                                                    -----------
United Kingdom--34.4%
Alliance & Leicester PLC                                   8,900        198,224
Aviva PLC                                                 41,476        667,257
BAE SYSTEMS PLC                                           31,249        260,384
Barclays PLC                                             105,411      1,506,028
Boots Group PLC                                           14,242        233,443
BP PLC                                                   241,780      2,685,409
British American Tobacco PLC                              27,749        776,074
BT Group PLC                                             151,273        892,633
Cable & Wireless PLC                                      96,841        298,987
Centrica PLC                                              47,229        327,679
Compass Group PLC                                         44,413        252,076
Diageo PLC                                                36,772        721,482
DSG International PLC                                     54,546        204,435
FirstGroup PLC                                            20,136        226,603
Friends Provident PLC                                     60,644        257,556
Gallaher Group PLC                                        12,678        284,478
GlaxoSmithKline PLC                                       63,781      1,677,701
Hanson PLC                                                16,539        249,406
HBOS PLC                                                  57,432      1,272,403
HSBC Holdings PLC                                        177,509      3,234,405
Imperial Tobacco Group PLC                                 8,885        349,525
ITV PLC                                                  100,111        208,668
Kelda Group PLC                                           13,760        249,375
Kingfisher PLC                                            46,742        218,182
Ladbrokes PLC                                             27,102        221,851
Legal & General Group PLC                                 84,884        261,656
Liberty International PLC                                 10,260        280,322
Lloyds TSB Group PLC                                     143,754      1,607,905
LogicaCMG PLC                                             65,881        239,827
National Grid PLC                                         45,358        654,253
Northern Rock PLC                                         10,638        245,262
Old Mutual PLC                                            67,158        229,031
Pearson PLC                                               14,437        217,990
Persimmon PLC                                              9,362        279,607
Prudential PLC                                            24,104        329,990
Reed Elsevier PLC                                         19,434        213,188
Rentokil Initial PLC                                      72,478        235,117
Resolution PLC                                            16,189        203,255
Royal & Sun Alliance Insurance Group                      64,586        192,767
Royal Bank of Scotland Group (The) PLC                    42,538      1,659,237
Royal Dutch Shell PLC Class A                             47,854      1,686,104
Scottish & Newcastle PLC                                  20,892        228,773
Scottish & Southern Energy PLC                            13,053        396,995
Scottish Power PLC                                        24,424        357,555
Severn Trent PLC                                           5,514        158,638
Smiths Group PLC                                          12,200        236,743
Standard Chartered PLC                                    12,783        373,272
Tate & Lyle PLC                                           10,069        151,445
Tesco PLC                                                 71,969        569,755

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Tomkins PLC                                               39,656    $   190,734
Unilever PLC                                              18,159        507,510
United Utilities PLC                                      22,812        348,243
Vodafone Group PLC                                       708,466      1,962,002
Yell Group PLC                                            20,529        229,017
                                                                    -----------
Total United Kingdom                                                 31,720,457
                                                                    -----------

TOTAL COMMON STOCKS
(Cost: $84,865,074)                                                  92,300,143
                                                                    -----------

RIGHTS*--0.0%
Singapore--0.0%
Allgreen Properties Ltd., expiring 1/09/07                 7,500          3,471
(Cost: $0)
                                                                    -----------
TOTAL LONG-TERM INVESTMENTS
(Cost: $84,865,074)                                                  92,303,614
                                                                    -----------

SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND - 0.4%
United States--0.4%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $402,245)                                         402,245        402,245
                                                                    -----------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.4%
MONEY MARKET FUNDS(c) --0.4%
UBS Enhanced Yield Portfolio, 5.23%                      206,399        206,399
UBS Private Money Market Fund LLC, 5.21%                 190,479        190,479
                                                                    -----------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $396,878) (d)                                                    396,878
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES--100.8%
(Cost: $85,664,197) (e)                                              93,102,737

Liabilities in Excess of Foreign Cash and Other Assets-(0.8)%         (767,556)
                                                                    -----------
NET ASSETS--100.0%                                                  $92,335,181
                                                                    ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $376,146 and the total market value of the collateral held by the Fund was $396,878.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   43.2%
Communications                              15.8%
Energy                                      11.0%
Utilities                                    9.5%
Consumer Non-Cyclical                        8.4%
Consumer Cyclical                            5.0%
Industrial                                   4.1%
Basic Materials                              2.1%
Diversified                                  0.5%
Technology                                   0.4%
Short-Term Investment                        0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Austria--0.6%
Andritz AG                                                    16   $      3,466
AT&S Austria Technologie & Systemtechnik AG                   76          2,280
Bank Austria Creditanstalt AG                                260         41,073
BOEHLER-UDDEHOLM AG                                           96          6,722
Erste Bank der oesterreichischen Sparkassen AG               236         18,081
Flughafen Wien AG                                             48          4,709
Oesterreichische Elektrizitatswirtschafts AG Class A         132          7,036
OMV AG                                                       224         12,698
Semperit AG Holding                                           68          2,521
Telekom Austria AG                                           460         12,314
UNIQA Versicherungen AG                                       72          2,382
voestalpine AG                                               144          8,121
Wiener Staedtische AG                                         84          5,893
Wienerberger AG                                              160          9,494
                                                                   ------------
Total Austria                                                           136,790
                                                                   ------------
Belgium--2.8%
Ackermans & van Haaren N.V.                                  128         10,634
Agfa-Gevaert N.V.                                            468         11,948
Almancora SCA                                                120         17,090
Barco N.V.                                                   135         12,283
Belgacom S.A.                                              1,543         67,897
Compagnie Maritime Belge S.A.                                368         15,824
Delhaize Group                                               148         12,324
Dexia N.V.                                                 2,354         64,410
Euronav N.V.                                                 364         10,867
Fortis N.V.                                                5,162        219,998
Groep Colruyt S.A.                                            60         12,801
Groupe Bruxelles Lambert S.A.                                216         25,934
InBev N.V.                                                   552         36,351
KBC Groep N.V.                                               774         94,817
Mobistar S.A.                                                176         15,004
Solvay S.A.                                                  180         27,581
UCB S.A.                                                     228         15,619
Umicore                                                       68         11,567
                                                                   ------------
Total Belgium                                                           682,949
                                                                   ------------
Denmark--0.8%
A/S Dampskibsselskabet TORM                                  200         13,090
Auriga Industries A/S Class B                                200          5,608
Codan A/S                                                     75          7,284
Danisco A/S                                                  150         12,763
Danske Bank A/S                                            2,003         88,934
H. Lundbeck A/S                                              401         11,048
NKT Holding A/S                                               75          6,627
Novo-Nordisk A/S Class B                                     401         33,375
Sydbank A/S                                                  150          7,164
                                                                   ------------
Total Denmark                                                           185,893
                                                                   ------------
Finland--2.2%
Elisa Oyj Class A                                            603         16,499
Fortum Oyj                                                 4,014        114,118
Huhtamaki Oyj                                                500          9,811
Kemira Oyj                                                   403          9,050
Kesko Oyj Class B                                            200         10,554
Metso Oyj                                                    403         20,321
Nokia Oyj                                                  6,418        131,009
Nokian Renkaat Oyj                                           603         12,341
OKO Bank PLC Class A                                         403          6,749
Outokumpu Oyj                                                404         15,801

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Rautaruukki Oyj                                              603   $     23,974
Sampo Oyj Class A                                          1,606         42,948
Sanoma-WSOY Oyj                                              523         14,724
Sponda Oyj                                                   806         12,754
Stora Enso Oyj Class R                                     1,606         25,413
TietoEnator Oyj                                              323         10,410
UPM-Kymmene Corp.                                          1,606         40,491
Uponor Corp.                                                 200          7,479
Wartsila Oyj Class B                                         203         10,924
YIT Oyj                                                      403         11,133
                                                                   ------------
Total Finland                                                           546,503
                                                                   ------------
France--16.3%
Accor S.A.                                                 1,075         83,210
Air France-KLM                                             1,679         70,605
Assurances Generales de France                               512         79,735
AXA S.A.                                                   5,781        233,801
BNP Paribas                                                2,334        254,374
Bouygues S.A.                                              1,171         75,092
Carrefour S.A.                                             1,511         91,535
Casino Guichard Perrachon S.A.                               786         72,967
Christian Dior S.A.                                          636         67,722
Cie de Saint-Gobain S.A.                                     935         78,477
CNP Assurances S.A.                                          636         70,951
Compagnie Generale des Etablissements
  Michelin Class B                                           835         79,828
Credit Agricole S.A.                                       1,699         71,379
France Telecom S.A.                                       14,677        405,464
Gaz de France                                              1,739         79,916
Groupe Danone                                                504         76,296
Lafarge S.A.                                                 540         80,250
Lagardere SCA                                                794         63,868
L'Air Liquide S.A.                                           320         75,912
L'Oreal S.A.                                                 930         93,080
LVMH Moet Hennessy Louis Vuitton S.A.                        684         72,111
Natixis                                                    2,442         68,525
PPR S.A.                                                     516         77,024
Renault S.A.                                                 746         89,518
Sanofi-Aventis                                             2,103        193,980
Schneider Electric S.A.                                      624         69,201
Societe Generale                                           1,135        192,472
Suez S.A.                                                  4,091        211,630
TOTAL S.A.                                                 7,429        535,365
Vallourec S.A.                                               280         81,340
VINCI S.A.                                                   644         82,204
Vivendi S.A.                                               3,919        153,018
                                                                   ------------
Total France                                                          4,030,850
                                                                   ------------
Germany--8.8%
adidas AG                                                    644         32,041
Allianz SE                                                   763        155,709
BASF AG                                                    1,139        110,918
Bayer AG                                                   1,463         78,441
Bayerische Motoren Werke AG                                  714         40,965
Beiersdorf AG                                                660         42,750
Commerzbank AG                                               895         34,049
Continental AG                                               304         35,317
DaimlerChrysler AG                                         2,690        166,008
Deutsche Bank AG                                             694         92,741
Deutsche Boerse AG                                           240         44,123
Deutsche Lufthansa AG                                      1,711         47,042
Deutsche Post AG                                           2,882         86,800
Deutsche Postbank AG                                         460         38,803
Deutsche Telekom AG                                       17,080        311,712
E.ON AG                                                    1,587        215,192

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA                         276   $     36,748
Hypo Real Estate Holding AG                                  512         32,232
Linde AG                                                     388         40,041
MAN AG                                                       460         41,526
Metro AG                                                     544         34,655
Munchener Ruckversicherungs-Gesellschaft AG                  472         81,174
RWE AG                                                     1,038        114,291
SAP AG                                                       784         41,622
Siemens AG                                                 1,247        123,557
ThyssenKrupp AG                                              995         46,827
Volkswagen AG                                                452         51,193
                                                                   ------------
Total Germany                                                         2,176,477
                                                                   ------------
Ireland--0.9%
Allied Irish Banks PLC                                     2,258         67,351
Anglo Irish Bank Corp. PLC                                   552         11,392
Bank of Ireland                                            2,310         53,306
C&C Group PLC                                                504          8,972
CRH PLC                                                      568         23,653
DCC PLC                                                      112          3,790
FBD Holdings PLC                                              60          3,268
Greencore Group PLC                                          552          3,348
IAWS Group PLC                                               156          3,974
Independent News & Media PLC                               2,270          9,010
Irish Life & Permanent PLC                                   576         15,950
Kerry Group PLC Class A                                      128          3,195
Kingspan Group PLC                                           168          4,453
McInerney Holdings PLC                                       176          3,362
                                                                   ------------
Total Ireland                                                           215,024
                                                                   ------------
Italy--9.2%
AEM SpA                                                   14,685         49,040
Alleanza Assicurazioni SpA                                 3,014         40,181
Assicurazioni Generali SpA                                 1,391         61,025
Autogrill SpA                                              2,158         39,640
Autostrade SpA                                             1,199         34,451
Banca Carige SpA                                           7,349         34,959
Banca Intesa SpA                                          20,679        159,520
Banca Lombarda e Piemontese SpA                            2,011         45,585
Banca Monte dei Paschi di Siena SpA                        5,897         38,122
Banca Popolare di Milano S.c.r.l.                          2,431         42,154
Banca Popolare Italiana                                    2,752         39,229
Banche Popolari Unite S.c.r.l.                             1,299         35,663
Capitalia SpA                                              5,861         55,414
Enel SpA                                                  23,535        242,534
Eni SpA                                                   16,695        560,939
Finmeccanica SpA                                           1,551         41,989
Ifil Investments SpA                                       6,129         50,108
Luxottica Group SpA                                        1,343         41,228
Mediaset SpA                                               3,004         35,611
Mediobanca SpA                                             1,719         40,552
Sanpaolo IMI SpA                                           3,615         83,898
Snam Rete Gas SpA                                          7,766         44,009
Telecom Italia SpA                                        61,751        186,470
Terna SpA                                                 12,124         41,047
UniCredito Italiano SpA                                   24,430        213,905
                                                                   ------------
Total Italy                                                           2,257,273
                                                                   ------------
Netherlands--5.2%
ABN AMRO Holding N.V.                                      6,273        201,421
Aegon N.V.                                                 3,911         74,471
Akzo Nobel N.V.                                              576         35,098
Corio N.V.                                                   292         23,834

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Euronext N.V.                                                660   $     77,893
Heineken Holding N.V.                                        480         19,495
Heineken N.V.                                                436         20,715
Hunter Douglas N.V.                                          256         20,558
ING Groep N.V.                                             5,933        262,793
Koninklijke DSM N.V.                                         432         21,322
Koninklijke Philips Electronics N.V.                       1,703         64,159
Mittal Steel Co. N.V.                                        556         23,439
Randstad Holding N.V.                                        300         20,729
Reed Elsevier N.V.                                         1,691         28,810
Rodamco Europe N.V.                                          284         37,749
Royal KPN N.V.                                             7,685        109,141
TNT N.V.                                                     746         32,049
Unilever N.V.                                              4,279        116,800
USG People N.V.                                              471         20,564
Vedior N.V.                                                  838         17,360
Wereldhave N.V.                                              180         23,949
Wolters Kluwer N.V.                                          742         21,320
                                                                   ------------
Total Netherlands                                                     1,273,669
                                                                   ------------
Norway--1.5%
Acta Holding ASA                                           2,003         10,616
Aker ASA Class A                                              80          5,152
Aker Yards AS                                                 80          6,206
Aktiv Kapital ASA                                            401          6,022
DnB NOR ASA                                                4,006         56,940
Ekornes ASA                                                  300          6,890
Norsk Hydro ASA                                            2,203         68,464
Norske Skogindustrier ASA                                    802         13,847
Orkla ASA                                                    401         22,735
ProSafe ASA                                                  400          5,686
Schibsted ASA                                                200          7,163
Statoil ASA                                                3,005         79,754
Storebrand ASA                                             1,403         17,869
Telenor ASA                                                2,404         45,270
Tomra Systems ASA                                            802          5,539
Yara International ASA                                       701         15,959
                                                                   ------------
Total Norway                                                            374,112
                                                                   ------------
Portugal--0.9%
Banco BPI, S.A.                                            1,135          8,845
Banco Comercial Portugues S.A. Class R                     8,050         29,722
Banco Espirito Santo, S.A.                                 1,191         21,390
Brisa-Auto-estradas de Portugal S.A.                       1,263         15,739
CIMPOR-Cimentos de Portugal SGPS, S.A.                     1,627         13,495
EDP-Energias de Portugal, S.A.                             9,161         46,388
Jeronimo Martins, SGPS, S.A.                                 280          6,277
Mota-Engil, SGPS, S.A.                                       552          3,741
Portucel-Empresa Produtora De Pasta E Papel, S.A.          1,343          4,250
Portugal Telecom, SGPS, S.A.                               4,063         52,720
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            1,363          3,163
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.        436          5,082
Sonae SGPS, S.A.                                           2,807          5,589
                                                                   ------------
Total Portugal                                                          216,401
                                                                   ------------
Spain--6.4%
Abertis Infraestructuras S.A. (a)                          1,035         30,708
Acciona, S.A.                                                148         27,537
Acerinox S.A.                                              1,107         33,647
ACS, Actividades Construccion y Servicios, S.A.              560         31,539
Altadis, S.A.                                                492         25,724
Antena 3 de Television, S.A.                                 950         22,349
Banco Bilbao Vizcaya Argentaria, Chile, S.A.               7,810        187,848

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Banco Popular Espanol, S.A.                                2,758   $     49,934
Banco Sabadell, S.A.                                         624         27,902
Banco Santander Central Hispano S.A.                      16,280        303,552
Bankinter, S.A.                                              332         26,092
Cia Espanola De Petroleos, S.A. (a)                          444         34,778
Enagas                                                     1,047         24,327
Endesa S.A.                                                2,226        105,172
Fomento de Construcciones y Contratas S.A.                   304         30,947
Gas Natural SDG, S.A.                                      1,039         41,089
Gestevision Telecinco S.A.                                 1,123         31,957
Grupo Ferrovial S.A.                                         312         30,424
IBERDROLA, S.A.                                            2,107         92,021
Inditex S.A.                                                 564         30,351
Metrovacesa, S.A. (a)                                        224         37,956
Repsol YPF, S.A.                                           2,342         80,913
Telefonica, S.A.                                          11,936        253,719
Union Fenosa, S.A.                                           552         27,296
                                                                   ------------
Total Spain                                                           1,587,782
                                                                   ------------
Sweden--4.4%
AB Industrivarden Class A                                    401         15,939
AB SKF Class B                                               802         14,826
AB Volvo Class A                                             401         28,480
AB Volvo Class B                                           1,102         75,931
Alfa Laval AB                                                401         18,107
Assa Abloy AB Class B                                        802         17,463
Atlas Copco AB Class A                                       802         26,956
Atlas Copco AB Class B                                       802         26,018
Electrolux AB Series B*                                    1,203         24,085
Eniro AB                                                   1,203         15,910
H&M Hennes & Mauritz AB Class B                            1,802         91,114
Hexagon AB Class B                                           401         17,141
Investment AB Kinnevik Class B                             1,203         20,217
Investor AB Class A                                          802         19,455
Investor AB Class B                                          802         19,690
L E Lundbergforetagen AB Class B                             200         12,977
Nordea Bank AB                                             8,012        123,523
Sandvik AB                                                 2,404         34,955
Scania AB Class A                                            401         28,743
Scania AB Class B                                            401         28,187
Securitas AB Class B                                         802         12,453
Skandinaviska Enskilda Banken AB                           1,602         50,918
Skanska AB Class B                                           802         15,822
SSAB Svenskt Stal AB Series A                              1,503         35,692
Svenska Cellulosa Aktiebolaget SCA Class B                   401         20,950
Svenska Handelsbanken AB Class A                           1,602         48,460
Swedbank AB Class A                                        1,602         58,176
Swedish Match AB                                             802         15,002
Telefonaktiebolaget LM Ericsson Class A                    4,006         16,157
Telefonaktiebolaget LM Ericsson Class B                   20,030         80,934
TeliaSonera AB                                            10,015         82,324
                                                                   ------------
Total Sweden                                                          1,096,605
                                                                   ------------
Switzerland--5.2%
Adecco S.A.                                                  324         22,096
Ciba Specialty Chemicals Holding Inc.                        340         22,575
Credit Suisse Group                                        2,510        175,291
Givaudan S.A.                                                 24         22,177
Holcim Ltd.                                                  284         25,987
Julius Baer Holding Ltd.                                     236         25,945
Kuehne + Nagel International AG                              268         19,463
Nestle S.A.                                                  726        257,522
Novartis AG                                                3,294        189,566
Pargesa Holding S.A.                                         215         24,447

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Roche Holding AG                                             660   $    118,137
Serono S.A.                                                   28         25,094
Swiss Reinsurance Co.                                        718         60,936
Swisscom AG                                                  176         66,503
UBS AG                                                     3,567        216,381
                                                                   ------------
Total Switzerland                                                     1,272,120
                                                                   ------------
United Kingdom--34.3%
Anglo American PLC                                         3,719        181,312
AstraZeneca PLC                                            3,082        165,516
Aviva PLC                                                  9,609        154,587
BAE SYSTEMS PLC                                           19,331        161,078
Barclays PLC                                              22,222        317,490
BG Group PLC                                              10,140        137,529
BHP Billiton PLC                                           7,325        133,971
BP PLC                                                    50,973        566,148
British American Tobacco PLC                               5,857        163,807
British Sky Broadcasting PLC                              12,260        125,252
BT Group PLC                                              31,885        188,147
Centrica PLC                                              24,570        170,469
Diageo PLC                                                 7,749        152,039
GlaxoSmithKline PLC                                       13,457        353,973
HBOS PLC                                                  12,109        268,274
HSBC Holdings PLC                                         37,423        681,888
Imperial Tobacco Group PLC                                 2,379         93,587
Land Securities Group PLC                                  3,991        181,449
Lloyds TSB Group PLC                                      30,312        339,043
Marks & Spencer Group PLC                                 12,728        178,608
National Grid PLC                                         11,521        166,181
Nichols PLC                                                  132            637
Old Mutual PLC                                            44,654        152,285
Prudential PLC                                            12,408        169,869
Reckitt Benckiser PLC                                      3,499        159,834
Reed Elsevier PLC                                         12,920        141,730
Rio Tinto PLC                                              2,662        141,606
Royal Bank of Scotland Group (The) PLC                    12,993        506,805
Royal Dutch Shell PLC Class A                             10,090        355,515
Royal Dutch Shell PLC Class B                              7,078        247,963
SABMiller PLC                                              7,397        170,105
Sage Group PLC (The)                                      32,104        170,275
Scottish & Southern Energy PLC                             6,089        185,192
Standard Chartered PLC                                     5,530        161,480
Tesco PLC                                                 20,930        165,696
Unilever PLC                                               5,973        166,934
Vodafone Group PLC                                       149,353        413,614
Wolseley PLC                                               6,221        150,123
WPP Group PLC                                             10,756        145,358
                                                                   ------------
Total United Kingdom                                                  8,485,369
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $22,539,014)                                                  24,537,817
                                                                   ------------

SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND--0.4%
United States--0.4%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $97,971)                                           97,971         97,971
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--0.1%
MONEY MARKET FUND (c)--0.1%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $23,188) (d)
                                                          23,188   $     23,188
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES --100.0%
(Cost: $22,660,173) (e)                                              24,658,976

Liabilities in Excess of Foreign Cash and Other Assets--(0.0)%           (2,916)
                                                                   ------------

Net ASSETS--100.0%                                                 $ 24,656,060
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $22,078 and the total market value of the collateral held by the Fund was $23,188.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   34.1%
Consumer Non-Cyclical                       14.2%
Communications                              13.3%
Energy                                      10.9%
Utilities                                    7.5%
Industrial                                   7.4%
Consumer Cyclical                            5.7%
Basic Materials                              4.8%
Technology                                   0.9%
Diversified                                  0.7%
Short-Term Investment                        0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Europe High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                                Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Austria--0.1%
BOEHLER-UDDEHOLM AG                                           280   $    19,606
                                                                    -----------
Belgium--3.3%
Almancora SCA                                                 353        50,272
Belgacom S.A.                                               4,412       194,143
Compagnie Maritime Belge S.A.                               1,052        45,237
Dexia N.V.                                                  6,714       183,708
Euronav N.V.                                                  860        25,675
Fortis N.V.                                                14,961       637,620
Gimv N.V.                                                     317        19,822
Melexis N.V.                                                  646        11,756
Mobistar S.A.                                                 510        43,478
Tessenderlo Chemie N.V.                                       480        20,444
                                                                    -----------
Total Belgium                                                         1,232,155
                                                                    -----------
Denmark--0.8%
A/S Dampskibsselskabet TORM                                   651        42,608
Danske Bank A/S                                             5,708       253,438
                                                                    -----------
Total Denmark                                                           296,046
                                                                    -----------
Finland--2.6%
Citycon Oyj                                                 1,502        10,002
Elisa Oyj Class A                                           1,506        41,207
Fiskars Oyj Abp Class A                                       903        14,634
Fortum Oyj                                                 11,145       316,854
Kesko Oyj Class B                                             453        23,906
OKO Bank PLC Class A                                        1,807        30,262
Poyry Oyj                                                   1,206        18,765
Rautaruukki Oyj                                             1,807        71,841
Sampo Oyj Class A                                           4,668       124,833
Sanoma-WSOY Oyj                                             1,506        42,399
Sponda Oyj                                                    604         9,558
Stora Enso Oyj Class R                                      5,119        81,002
TietoEnator Oyj                                               603        19,433
UPM-Kymmene Corp.                                           4,819       121,500
Uponor Corp.                                                  603        22,550
                                                                    -----------
Total Finland                                                           948,746
                                                                    -----------
France--10.2%
Assurances Generales de France                              1,370       213,354
Bail Investissement Fonciere                                  413        40,110
BNP Paribas                                                 6,654       725,195
Casino Guichard Perrachon S.A.                                908        84,292
Euler Hermes S.A.                                             510        73,707
France Telecom S.A.                                        44,272     1,223,045
Gecina S.A.                                                   644       123,136
M6, Metropole Television                                    1,708        60,946
PagesJaunes Groupe S.A.                                     3,840        76,309
Rallye S.A.                                                   513        27,755
Societe Generale                                            3,228       547,399
Unibail                                                       378        92,263
Valeo S.A.                                                    889        36,962
Vivendi S.A.                                               11,196       437,151
                                                                    -----------
Total France                                                          3,761,624
                                                                    -----------
Germany--4.2%
AWD Holding AG                                                371        15,665
DaimlerChrysler AG                                          7,676       473,708
Deutsche Euroshop AG                                          215        15,922
Deutsche Lufthansa AG                                       3,408        93,699

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                                Shares  U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Telekom AG                                        49,463   $   902,706
Grammer AG                                                    465        15,814
Indus Holding AG                                              401        15,652
Norddeutsche Affinerie AG (a)                               1,004        28,133
                                                                    -----------
Total Germany                                                         1,561,299
                                                                    -----------
Ireland--0.6%
Allied Irish Banks PLC                                      6,565       195,820
Fyffes PLC                                                  3,684         8,647
Independent News & Media PLC                                6,474        25,696
                                                                    -----------
Total Ireland                                                           230,163
                                                                    -----------
Italy--13.6%
AEM SpA                                                    15,310        51,127
Alleanza Assicurazioni SpA                                  6,852        91,348
Arnoldo Mondadori Editore SpA                               8,678        90,631
ASM SpA                                                     9,315        50,945
Autostrada Torino-Milano SpA                                2,235        50,308
Banca Fideuram SpA                                         15,181        99,992
Banca Intesa SpA                                           59,079       455,742
Banche Popolari Unite S.c.r.l.                              2,964        81,375
Enel SpA                                                   67,220       692,718
Eni SpA                                                    47,696     1,602,548
Mediaset SpA                                                8,174        96,900
Milano Assicurazioni SpA                                    6,027        49,076
Sanpaolo IMI SpA                                           10,314       239,370
Snam Rete Gas SpA                                          22,188       125,737
Telecom Italia SpA                                        176,411       532,710
Terna SpA                                                  27,602        93,450
UniCredito Italiano SpA                                    70,802       619,931
                                                                    -----------
Total Italy                                                           5,023,908
                                                                    -----------
Netherlands--6.8%
ABN AMRO Holding N.V.                                      17,952       576,423
Aegon N.V.                                                 11,172       212,730
Corio N.V.                                                    728        59,423
Eurocommercial Properties N.V.                                962        47,964
Heijmans N.V.                                                 752        41,311
ING Groep N.V.                                             16,938       750,242
Koninklijke Wessanen N.V.                                   1,806        24,410
Rodamco Europe N.V.                                           806       107,134
Royal KPN N.V.                                             21,966       311,958
Unilever N.V.                                              12,224       333,667
Wereldhave N.V.                                               378        50,294
                                                                    -----------
Total Netherlands                                                     2,515,556
                                                                    -----------
Norway--0.9%
ABG Sundal Collier ASA                                      6,009        12,546
Acta Holding ASA                                            4,509        23,898
Aker Yards AS                                                 180        13,963
Aktiv Kapital ASA                                             100         1,502
Camillo Eitzen & Co. AS                                       611         6,624
DnB NOR ASA                                                11,917       169,386
Ekornes ASA                                                   601        13,803
Norske Skogindustrier ASA                                   2,404        41,506
Sparebanken Midt-Norge                                        601         7,915
Storebrand ASA                                              3,205        40,820
Veidekke ASA                                                  300        11,419
                                                                    -----------
Total Norway                                                            343,382
                                                                    -----------
Portugal--0.9%
CIMPOR - Cimentos de Portugal SGPS, S.A.                    4,658        38,635

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                                Shares  U.S. $ Value
--------------------------------------------------------------------------------
EDP-Energias de Portugal S.A.                              26,376   $   133,558
Portugal Telecom, SGPS, S.A.                               11,701       151,827
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.             2,500         5,802
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.       1,238        14,431
                                                                    -----------
Total Portugal                                                          344,253
                                                                    -----------
Spain--5.8%
Antena 3 de Television, S.A. (a)                            1,915        45,050
Banco Santander Central Hispano, S.A.                      46,649       869,803
Endesa S.A.                                                 6,360       300,493
Gas Natural SDG, S.A.                                       2,952       116,741
Gestevision Telecinco S.A.                                  3,198        91,004
Iberdrola, S.A.                                             6,022       263,003
Telefonica S.A.                                            20,796       442,053
                                                                    -----------
Total Spain                                                           2,128,147
                                                                    -----------
Sweden--4.0%
AB Industrivarden Class C                                     100         3,734
AB Volvo Class A                                            1,302        92,470
Axfood AB                                                     601        24,855
Castellum AB                                                1,803        24,043
D. Carnegie & Co. AB                                        1,000        21,555
Electrolux AB Series B                                      2,404        48,129
Fabege AB                                                   1,202        32,233
H&M Hennes & Mauritz AB Class B                             5,408       273,443
Holmen AB Class B                                             601        26,172
Kungsleden Fastighets AB                                    1,803        27,666
Nordea Bank AB                                             21,532       331,963
Ratos AB Class B                                            1,202        28,544
Scania AB Class A                                           1,102        78,990
Skanska AB Class B                                          3,606        71,140
Svenska Cellulosa Aktiebolaget SCA Class B                  1,602        83,694
Svenska Handelsbanken AB Class A                            4,807       145,411
Swedank AB                                                  4,206       152,739
Trelleborg AB Class B                                         800        19,173
                                                                    -----------
Total Sweden                                                          1,485,954
                                                                    -----------
Switzerland--0.7%
Ciba Specialty Chemicals Holding Inc.                         596        39,572
EMS-Chemie Holding AG                                         150        18,014
Swisscom AG                                                   561       211,978
                                                                    -----------
Total Switzerland                                                       269,564
                                                                    -----------
United Kingdom--44.9%
Alliance & Leicester PLC                                   11,432       254,618
Aviva PLC                                                  19,892       320,018
Barclays PLC                                               63,482       906,979
BP PLC                                                    145,600     1,617,155
Boots PLC                                                  10,274       168,403
British American Tobacco PLC                               16,728       467,844
BT Group PLC                                               91,102       537,575
Cable & Wireless PLC                                       18,835        58,151
Centrica PLC                                               47,420       329,005
Compass Group PLC                                          27,859       158,120
Diageo PLC                                                 22,152       434,633
DSG International PLC                                      42,043       157,575
Gallaher Group PLC                                          4,067        91,258
Hanson PLC                                                 19,796       298,521
HBOS PLC                                                   34,591       766,361
HSBC Holdings PLC                                         106,909     1,947,995
Imperial Tobacco Group PLC                                  8,048       316,598
Kingfisher PLC                                             59,999       280,064
Legal & General Group PLC                                 108,895       335,670

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                                Shares  U.S. $ Value
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                                       86,558   $   968,160
National Grid PLC                                          27,326       394,156
Old Mutual PLC                                             86,186       293,923
Pearson PLC                                                18,528       279,762
Rentokil Initial PLC                                       93,015       301,738
Royal Bank of Scotland Group (The) PLC                     25,632       999,801
Royal Dutch Shell PLC Class A                              28,822     1,015,524
Scottish & Newcastle PLC                                   15,327       167,835
Scottish & Southern Energy PLC                             11,738       357,001
Scottish Power PLC                                         23,624       345,843
Smiths Group PLC                                           15,692       304,507
Unilever PLC                                               11,510       321,683
United Utilities PLC                                       13,941       212,820
Vodafone Group PLC                                        426,645     1,181,537
                                                                    -----------
Total United Kingdom                                                 16,590,833
                                                                    -----------
TOTAL COMMON STOCKS
(Cost: $33,260,689)                                                  36,751,236
                                                                    -----------

SHORT-TERM INVESTMENT--0.7%
MONEY MARKET FUND--0.7%
United States--0.7%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $239,932)                                          239,932       239,932
                                                                    -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.1%
MONEY MARKET FUNDS (c)--0.1%
UBS Enhanced Yield Portfolio, 5.23%,                        5,381         5,381
UBS Private Money Market Fund LLC, 5.21%                   36,171        36,171
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $41,552) (d)                                                      41,552
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES--100.2%
(Cost: $33,542,173) (e)                                              37,032,720

Liabilities in Excess of Foreign Cash and Other Assets--(0.2)%          (73,828)
                                                                    -----------

NET ASSETS--100.0%                                                  $36,958,892
                                                                    ===========

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $39,555 and the total market value of the collateral held by the Fund was $41,552.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                  41.9%
Communications                             19.1%
Energy                                     11.5%
Utilities                                  10.2%
Consumer Non-Cyclical                       7.2%
Consumer Cyclical                           5.0%
Industrial                                  3.0%
Basic Materials                             1.4%
Technology                                  0.1%
Diversified                                 0.0% #
Short-Term Investment                       0.7%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
Austria--0.8%
AT&S Austria Technologie & Systemtechnik AG              1,141     $     34,229
Flughafen Wien AG                                        1,686          165,409
Schoeller-Bleckmann Oilfield Equipment AG                  390           17,876
Semperit AG Holding                                      1,466           54,360
                                                                   ------------
Total Austria                                                           271,874
                                                                   ------------
Belgium--4.6%
Barco N.V.                                                 881           80,159
Compagnie Maritime Belge S.A.                           12,882          553,942
Cumerio N.V.                                             2,197           52,727
Econocom Group S.A./N.V.                                 1,616           14,192
Euronav N.V.                                            10,350          308,991
EVS Broadcast Equipment S.A.                               936           54,060
Gimv N.V.                                                3,956          247,370
Melexis N.V.                                             3,818           69,478
Tessenderlo Chemie N.V.                                  3,069          130,716
                                                                   ------------
Total Belgium                                                         1,511,635
                                                                   ------------
Bermuda--0.5%
Hiscox Ltd.                                             27,889          152,969
                                                                   ------------
Denmark--2.6%
A/S Dampskibsselskabet TORM (a)                          8,210          537,351
Amagerbanken A/S                                           380           25,140
Auriga Industries A/S Class B (a)                        1,011           28,346
Bang & Olufsen A/S Class B                                 505           65,033
NKT Holding A/S                                          1,461          129,092
Spar Nord Bank A/S                                       2,017           48,703
                                                                   ------------
Total Denmark                                                           833,665
                                                                   ------------
Finland--5.4%
Amer Sports Oyj                                          5,300          116,574
Aspo Oyj                                                 3,788           33,966
CapMan Oyj Class B                                       2,249            8,956
Citycon Oyj                                             15,143          100,840
Comptel PLC                                              5,680           13,482
Elcoteq SE                                               2,100           27,082
Elektrobit Group Oyj (a)                                 9,593           26,059
Finnair Oyj                                              5,049           82,624
Finnlines Oyj                                            2,517           57,088
Fiskars Oyj Abp Class A                                  5,805           94,077
HK Ruokatalo Oyj Class A                                 2,017           38,566
KCI Konecranes PLC                                       2,922           85,924
Kemira GrowHow Oyj                                       9,088           81,371
Kyro Oyj Abp                                             4,038           22,098
Lassila & Tikanoja Oyj                                   2,522           72,033
M-real Oyj Class B                                      20,192          127,539
Perlos Oyj                                               1,767            8,179
PKC Group Oyj                                            1,516           24,489
Ponsse Oyj                                               2,222           38,091
Poyry Oyj                                                5,555           86,436
Raisio PLC Class V                                       5,994           14,148
Rakentajain Konevuokraam Class B                         1,516           37,783
Ramirent Oyj                                             1,311           77,448
Rapala VMC Oyj                                           1,516           12,374
Scanfil Oyj                                              4,544           14,201
Sponda Oyj                                              12,115          191,705
Stockmann Oyj Abp Class B                                2,722          130,940
Talentum Oyj                                             9,593           41,618
Technopolis PLC                                          2,017           20,480
Vacon PLC                                                  705           24,264

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Vaisala Oyj Class A                                      1,311     $     57,170
                                                                   ------------
Total Finland                                                         1,767,605
                                                                   ------------
France--2.6%
Acanthe Developpement S.A.                              17,464           83,365
Alain Afflelou S.A.                                      1,031           50,303
Assystem                                                   886           17,992
Bacou Dalloz                                               260           34,765
Canal Plus S.A.                                         12,106          119,089
CFF RECYCLING                                              966           38,724
FONCIA Groupe                                            1,016           49,571
Groupe Steria SCA                                          345           20,677
Haulotte Group                                             505           13,452
Ingenico                                                   656           16,825
Kaufman & Broad S.A.                                     1,006           62,799
Lectra                                                   2,672           19,485
Manitou BF S.A.                                          2,494          124,971
Oberthur Card Systems S.A.                               5,275           35,127
Provimi S.A.                                               651           27,899
Rodriguez Group                                            465           22,902
Ste Industrielle d'Aviation Latecoere S.A.                 821           25,766
Trigano S.A.                                               841           43,572
Viel et Compagnie                                        6,421           40,219
                                                                   ------------
Total France                                                            847,503
                                                                   ------------
Germany--5.6%
AWD Holding AG                                           4,524          191,018
Balda AG                                                 2,000           18,778
BayWa AG                                                   991           31,729
Bechtle AG (a)                                           1,196           30,359
Comdirect Bank AG (a)                                    9,693          117,975
Curanum AG                                               1,256           11,428
DAB Bank AG                                              4,519           41,713
Deutsche Beteiligungs AG                                   803           21,252
Deutsche Euroshop AG                                     1,736          128,560
ElringKlinger AG                                           966           61,806
Gerry Weber International AG                             1,086           25,276
Grammer AG                                               1,201           40,844
H&R WASAG AG                                               651           32,947
IDS Scheer AG                                              841           17,112
Indus Holding AG                                         1,857           72,483
Kloeckner-Werke AG                                      10,192          149,181
Krones AG                                                  335           51,172
Leoni AG                                                 1,406           57,326
Medion AG (a)                                            2,112           22,475
MPC Muenchmeyer Petersen Capital AG                      1,957          172,410
MVV Energie AG                                           4,393          150,613
Norddeutsche Affinerie AG (a)                            4,449          124,667
Sixt AG (a)                                                565           31,657
Software AG                                              1,326          104,456
Takkt AG                                                 2,152           37,316
Vossloh AG                                               1,111           83,711
                                                                   ------------
Total Germany                                                         1,828,264
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Ireland--1.3%
Abbey PLC                                                2,297     $     33,042
Fyffes PLC                                              43,838          102,896
Glanbia PLC                                             16,870           67,516
Greencore Group PLC                                     17,639          106,995
McInerney Holdings PLC                                   1,556           29,722
Paddy Power PLC                                          1,822           36,495
United Drug PLC                                          7,772           40,195
                                                                   ------------
Total Ireland                                                           416,861
                                                                   ------------
Italy--6.5%
Aedes SPA                                                7,607           61,590
AEM Torino SpA                                          34,033          110,848
Astaldi SpA                                              3,618           26,979
Azimut Holding SpA                                       2,062           27,571
Banca IFIS SpA                                           1,316           17,579
Banca Intermobiliare SpA (a)                            12,029          132,607
Banca Piccolo Credito Valtellinese Scarl                 8,562          137,967
Banca Popolare dell'Etruria e del Lazio                  2,467           50,814
Banca Popolare di Intra Scarl                            1,696           31,265
Banca Profilo SpA                                       18,726           59,510
Banco di Desio e della Brianza SpA                       3,618           40,529
Brembo SpA                                               4,564           55,669
Caltagirone Editore SpA                                  8,707           72,506
Caltagirone SpA                                          1,787           18,686
Cam Finanziara SpA                                      14,147           26,863
Cementir SpA                                             5,585           50,043
COFIDE - Compagnia Finanziaria De Benedetti SpA         24,411           35,537
Credito Artigiano SpA                                   12,991           63,383
Cremonini SpA                                           36,667          116,163
Ergo Previdenza SpA                                      7,727           51,201
Fiera Milano SpA                                         2,777           32,353
Gewiss SpA                                               3,598           27,518
GranitiFiandre SpA                                       1,246           13,473
IMMSI SpA                                                8,918           25,048
Indesit Co. SpA                                         10,053          163,583
Industria Macchine Automatiche SpA                       3,938           58,420
Interpump Group SpA                                      4,379           39,583
Isagro SpA                                               1,251           12,521
Marzotto SpA                                             4,249           19,204
Mirato SpA                                               1,261           14,467
Mittel SpA                                               3,923           29,254
Monrif SpA                                               9,493           16,111
Navigazione Montanari SpA                                6,370           31,919
Permasteelisa SpA                                        1,376           25,493
Premafin Finanziaria SpA                                 4,859           15,826
Premuda SpA                                             13,902           28,946
Recordati SpA                                           10,775           82,622
Societa Iniziative Autostradali e Servizi SpA           12,710          188,886
SOGEFI SpA                                               8,342           64,681
Sol SpA                                                  3,203           20,358
Vittoria Assicurazioni SpA                               1,046           16,814
                                                                   ------------
Total Italy                                                           2,114,390
                                                                   ------------
Netherlands--5.4%
ARCADIS N.V.                                               636           39,166
Beter Bed Holding N.V.                                   1,802           45,861
Binck N.V.                                                 977           18,887
Eurocommercial Properties N.V.                           4,704          234,533
Getronics N.V.                                           2,557           20,703
Heijmans N.V.                                            2,322          127,559
Imtech N.V.                                              1,997          126,769
Koninklijke Wessanen N.V.                               10,122          136,811
Macintosh Retail Group N.V.                              1,266           42,570

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Nieuwe Steen Investments N.V.                            5,975     $    176,173
OCE N.V.                                                 9,924          162,138
Smit Internationale NV                                   1,552           83,601
Telegraaf Media Groep N.V.                               2,557           66,930
Ten Cate N.V.                                            1,371           41,961
Univar N.V.                                              1,471           82,322
Van der Moolen Holding N.V.                              2,307           13,537
VastNed Offices                                          2,993          117,415
VastNed Retail N.V.                                      1,866          189,466
Wegener N.V.                                             1,091           15,811
                                                                   ------------
Total Netherlands                                                     1,742,213
                                                                   ------------
Norway--3.9%
ABG Sundal Collier ASA                                  75,720          158,096
Acta Holding ASA                                        55,528          294,301
Aker Yards AS                                            2,257          175,083
Aktiv Kapital ASA                                        4,000           60,067
Camillo Eitzen & Co. ASA                                 4,444           48,178
EDB Business Partner ASA                                 2,017           17,898
Ekornes ASA                                              5,555          127,581
Expert ASA                                               2,017           32,395
Hafslund ASA Class B                                     2,522           47,189
Leroy Seafood Group ASA                                    505            8,922
Solstad Offshore ASA                                       805           17,713
Sparebanken Midt-Norge                                   9,388          123,638
Tomra Systems ASA                                        2,928           20,221
Veidekke ASA                                             3,328          126,677
                                                                   ------------
Total Norway                                                          1,257,959
                                                                   ------------
Portugal--1.2%
Corticeira Amorim-Industria S.A.                         8,664           22,393
Finibanco Holding SGPS S.A.                              6,075           30,201
Mota-Engil, SGPS, S.A.                                  11,495           77,912
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.         29,766           69,082
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.   15,663          182,582
                                                                   ------------
Total Portugal                                                          382,170
                                                                   ------------
Spain--1.7%
Campofrio Alimentacion S.A.                              4,839           88,631
Dinamia Capital Privado S.C.R., S.A.                       836           25,895
Europistas, Concesionaria Espanola S.A.                  7,421           77,307
Faes Farma S.A.                                          2,147           74,346
Grupo Duro Felguera S.A.                                 3,399           33,302
Grupo Empresarial Ence S.A.                              1,921          106,391
Miquel y Costas & Miquel, S.A.                             460           14,370
Prosegur Cia de Seguridad S.A.                           2,412           78,560
Tubacex S.A.                                             2,657           17,308
Tubos Reunidos, S.A.                                     1,456           35,212
                                                                   ------------
Total Spain                                                             551,322
                                                                   ------------
Sweden--10.8%
AB Industrivarden Class C                                5,049          188,517
AddTech AB Class B                                       1,417           28,472
Avanza AB                                                1,011           18,209
Axfood AB                                                6,355          262,818
Bergman & Beving AB Class B                              1,411           39,280
Bilia AB Class A                                         4,038           65,058
Billerud AB                                              4,038           71,696
Brostrom AB Class B (a)                                  4,538           99,474
Cardo AB                                                 2,522           95,823
Castellum AB                                            16,954          226,078
Clas Ohlson AB Class B (a)                               2,522           51,782
Concordia Maritime AB Class B                            2,017           16,211

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
D. Carnegie AB                                          11,105     $    239,367
Fabege AB                                               13,926          373,436
Gunnebo AB                                               2,017           23,286
Haldex AB                                                1,511           36,102
HIQ International AB                                     5,266           32,552
Hoganas AB Class B                                       4,038          105,922
Hufvudstaden AB Class A                                 13,821          156,529
Intrum Justitia AB                                       6,055           78,530
Invik & Co. AB                                           1,011           22,309
JM AB                                                    4,943          119,909
Klovern AB                                              12,621           55,331
Kungsleden AB                                           16,154          247,869
Munters AB                                               1,261           58,415
NCC AB Class B                                           4,544          124,507
Nibe Industrier AB Class B                               2,022           33,981
Nolato AB Class B                                        2,017           20,928
Novestra AB                                              6,700           15,959
ORC Software AB                                          2,717           46,256
Oresund Investment AB                                    6,055          158,830
Peab AB                                                  5,049          119,898
Q-Med AB                                                 2,017           31,465
SkiStar AB                                               3,028           52,215
SSAB Svenskt Stal AB Series B                            4,049           91,418
Svenska Handelsbanken Class B                            1,916           58,799
Wallenstam Byggnads AB Class B                           3,028           62,392
                                                                   ------------
Total Sweden                                                          3,529,623
                                                                   ------------
Switzerland--0.3%
Ascom Holding AG                                         1,356           17,051
Kudelski S.A.                                            1,156           43,467
Swiss Steel AG                                             509           38,382
                                                                   ------------
Total Switzerland                                                        98,900
                                                                   ------------
United Kingdom--45.9%
Abacus Group PLC                                         8,527           31,458
Abbot Group PLC                                          8,207           51,078
Aero Inventory PLC                                       3,533           25,428
Aga Foodservice Group PLC                                7,777           65,754
Aggreko PLC                                             17,949          152,986
Alba PLC                                                 5,940           24,094
Alexon Group PLC                                         6,310           23,186
Alfred McAlpine PLC                                      7,732           87,618
Alphameric PLC                                          10,374            9,695
Amstrad PLC                                              8,362           25,612
Anglo Pacific Group PLC                                  8,272           23,758
Arla Foods UK PLC                                       43,307           54,033
Atkins WS PLC                                            4,309           68,901
Atrium Underwriting PLC                                  6,631           33,483
Babcock International Group PLC                          8,137           63,821
Beazley Group PLC                                       38,043          103,494
Bespak PLC                                               2,362           29,077
Big Yellow Group PLC                                     2,332           32,177
Blacks Leisure Group PLC                                 2,102           16,435
Bodycote International PLC                              20,618           92,105
Bovis Homes Group PLC                                    9,543          202,459
BPP Holdings PLC                                         4,509           46,595
Brewin Dolphin Holdings PLC                             15,068           54,778
Brit Insurance Holdings PLC                             64,534          398,801
British Polythene Industries PLC                         2,700           23,793
BSS Group PLC                                            4,254           36,030
Business Post Group PLC                                  7,922           68,065
Capital & Regional PLC                                   3,578          107,981
Carillion PLC                                           19,681          152,823
Carpetright PLC                                          7,386          189,511
Castings PLC                                             3,963           20,554

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Centaur Media PLC                                        6,901     $     18,605
Charles Taylor Consulting PLC                            2,642           20,257
Chaucer Holdings PLC                                    38,468           75,288
Chemring Group PLC                                         896           27,707
Chesnara PLC                                            21,228           73,018
Chloride Group PLC                                      13,136           40,620
Christian Salvesen PLC                                  42,011           54,678
Clarkson PLC                                             1,306           20,972
Clinton Cards PLC                                       35,946           42,915
communisis PLC                                          23,505           38,757
Computacenter PLC                                       14,725           77,379
Cranswick PLC                                            2,847           50,455
Crest Nicholson PLC                                      8,867          107,335
Croda International PLC                                 10,153          116,245
Dairy Crest Group PLC                                   16,583          220,372
Dart Group PLC                                           6,804           16,512
Datamonitor PLC                                          3,153           33,014
Davis Service Group PLC                                 19,316          190,534
Dawson Holdings PLC                                     10,259           21,082
De La Rue PLC                                           16,859          212,657
Dechra Pharmaceuticals PLC                               3,348           17,266
Delta PLC                                               11,034           34,444
Derwent Valley Holdings PLC                              1,556           63,860
Devro PLC                                               16,809           40,135
Diploma PLC                                              1,636           28,033
Domestic & General Group PLC                             3,463           84,652
Domino Printing Sciences PLC                             7,466           47,380
Domino's Pizza UK & IRL PLC                              2,117           24,694
DS Smith PLC                                            59,866          229,647
DTZ Holdings PLC                                         1,812           29,612
E2V Technologies PLC                                     3,843           29,333
Elementis PLC                                           16,259           26,491
Ennstone PLC                                            23,120           21,154
Enterprise PLC                                           3,893           41,448
Erinaceous Group PLC                                     5,615           38,078
Euromoney Institutional Investor PLC                     9,919          106,092
European Motor Holdings PLC                              3,528           33,575
Expro International Group PLC                            3,743           64,759
Fenner PLC                                              12,881           54,580
Filtrona PLC                                            12,621           64,594
Findel PLC                                               7,821          109,444
FKI PLC                                                 65,967          133,303
Forth Ports PLC                                          3,508          147,749
French Connection Group PLC                              7,266           28,797
Future PLC                                              38,553           34,332
Galliford Try PLC                                       14,462           46,419
Game Group PLC                                          27,649           61,419
Games Workshop Group PLC                                 5,590           43,598
GCAP Media PLC                                          17,765           71,189
Genus PLC                                                2,497           26,097
Go-Ahead Group PLC                                       4,263          197,987
Grainger Trust PLC                                       3,368           45,812
Great Portland Estates PLC                              11,494          156,006
Greggs PLC                                               1,136           95,603
Halfords Group PLC                                      27,282          196,359
Halma PLC                                               35,936          162,116
Hardy Underwriting Group PLC                             3,828           19,273
Headlam Group PLC                                        7,737           93,126
Helical Bar PLC                                          2,507           23,257
Helphire PLC                                             5,795           44,233
Highway Insurance Holdings PLC                          40,540           61,887
Hill & Smith Holdings PLC                                3,743           19,852
Hitachi Capital UK PLC                                   5,840           29,317
HMV Group PLC                                           45,214          126,763
Holidaybreak PLC                                         5,544           84,091
Homeserve PLC                                            2,334           86,335
Hornby PLC                                               3,323           17,771

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Hunting PLC                                              4,999     $     58,703
Huntleigh Technology PLC                                 3,098           28,998
IG Group Holdings PLC                                    5,860           33,317
Interior Services Group PLC                              2,522           14,018
Intermediate Capital Group PLC                           6,795          225,415
Interserve PLC                                          11,135           87,389
iSOFT Group PLC                                         17,975           19,877
ITE Group PLC                                           14,763           50,275
J D Wetherspoon PLC                                      4,984           67,842
James Fisher & Sons PLC                                  2,767           32,763
James Halstead PLC                                       7,091           71,646
Jardine Lloyd Thompson Group PLC                        33,853          278,604
JJB Sports PLC                                          34,655          159,557
John Menzies PLC                                         5,565           55,138
Johnson Service Group PLC                                7,141           49,370
Keller Group PLC                                         3,818           67,214
Kensington Group PLC                                     2,832           43,787
Kier Group PLC                                           1,816           77,126
Kiln PLC                                                28,640           68,945
Laird Group PLC                                         11,800           95,380
Liontrust Asset Management PLC                           2,587           18,506
London Merchant Securities                              22,705          135,755
London Scottish Bank PLC                                19,962           44,538
Lookers PLC                                              8,007           27,346
Luminar PLC                                              5,885           83,965
Majestic Wine PLC                                        3,378           23,272
Marshalls PLC                                           14,973          104,031
McBride PLC                                             14,152           54,495
McKay Securities PLC                                     3,338           29,856
Metalrax Group PLC                                      26,082           32,670
Minerva PLC                                              3,593           28,480
Mitie Group PLC                                         15,869           77,334
MJ Gleeson Group PLC                                     2,727           20,548
Morgan Sindall PLC                                       2,982           77,505
Morse PLC                                               19,787           41,824
Mothercare PLC                                           4,904           37,312
MP Evans Group PLC                                       4,369           25,973
N Brown Group PLC                                       22,264          122,879
Nichols PLC                                              4,544           21,913
Northern Foods PLC                                     127,880          287,197
Northgate PLC                                            4,233           99,912
Numis Corp PLC                                           2,792           15,300
Office2office PLC                                        3,703           17,647
Paragon Group of Cos. (The) PLC                          6,185           80,922
Pendragon PLC                                           41,010           80,263
Photo-Me International PLC                              23,901           41,983
Premier Farnell PLC                                     47,621          184,073
Premier Foods PLC                                       37,641          222,296
Primary Health Properties PLC                            1,912           20,029
Psion PLC                                                5,179           11,454
PZ Cussons PLC                                          30,530           98,590
Quintain Estates & Development PLC                       6,695          112,032
RAB Capital PLC                                         10,474           21,524
Rathbone Brothers PLC                                    3,653           85,651
Redrow PLC                                              11,369          158,982
Renishaw PLC                                             4,334           63,532
Rensburg Sheppards PLC                                   1,977           32,618
Restaurant Group PLC                                    13,602           82,326
Ricardo PLC                                              4,329           28,023
RM PLC                                                   6,471           24,601
Robert Walters PLC                                       2,687           17,183
Robert Wiseman Dairies PLC                               4,924           54,401
ROK PLC                                                  1,681           29,791
Rotork PLC                                               5,784           94,523
royalblue group PLC                                        976           19,828
RPC Group PLC                                            8,282           41,009
RPS Group PLC                                            5,910           31,230

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Savills PLC                                              8,737     $    116,277
Schroders PLC                                            4,924          100,803
ScS Upholstery PLC                                       3,248           32,483
Senior PLC                                              28,384           35,553
Severfield-Rowen PLC                                     1,306           35,248
Shaftesbury PLC                                          3,608           55,361
Shanks Group PLC                                        22,194           99,254
SMG PLC                                                 24,600           31,776
Songbird Estates PLC Class B                            78,161          534,641
Spectris PLC                                             8,712          133,592
Speedy Hire PLC                                          1,877           44,267
Spirax-Sarco Engineering PLC                             5,584          109,287
SSL International PLC                                   11,245           81,375
St. Ives Group PLC                                      21,814          125,945
St. Modwen Properties PLC                                6,150           70,413
T. Clarke PLC                                            4,489           17,681
TDG PLC                                                 14,507           75,666
Ted Baker PLC                                            2,587           29,746
Thorntons PLC                                           10,734           29,464
Titan Europe PLC                                         5,084           23,806
Topps Tiles PLC                                         19,528          102,810
Tribal Group PLC                                         3,408            8,404
TT electronics PLC                                      26,738          136,059
Ultra Electronics Holdings PLC                           3,367           71,630
Umbro PLC                                               11,585           30,326
Umeco PLC                                                3,348           31,190
Uniq PLC                                                16,359           72,759
UNITE Group PLC                                          2,012           21,540
UTV PLC                                                  4,394           31,453
Victrex PLC                                              4,084           64,224
Vitec Group (The) PLC                                    3,293           34,061
Vp PLC                                                   2,612           16,308
VT Group PLC                                            10,364           96,399
Wagon PLC                                               13,100           40,317
Warner Estate Holdings PLC                               4,804           81,329
Wellington Underwriting PLC                             53,911          131,890
Whatman PLC                                              5,335           27,670
White Young Green PLC                                    2,192           19,563
Wilmington Group PLC                                     4,634           21,381
Wincanton PLC                                           11,765           77,943
Woolworths Group PLC                                   199,857          133,969
Workspace Group PLC                                      5,325           51,849
WSP Group PLC                                            2,532           28,370
Xansa PLC                                               37,632           63,893
XP Power PLC                                             1,912           15,249
Yule Catto & Co. PLC                                    18,276           82,984
Zetex PLC                                               11,210           14,261
                                                                   ------------
Total United Kingdom                                                 14,956,902
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $25,378,815)                                                  32,263,855
                                                                   ------------

RIGHTS*--0.0%
Germany--0.0%
H&R WASAG AG, expiring 1/16/07
(Cost: $0)                                                 651           13,498
                                                                   ------------

TOTAL LONG-TERM INVESTMENTS
(Cost: $25,378,815)                                                  32,277,353
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.9%
MONEY MARKET FUND--1.9%
United States--1.9%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $615,193)                                       615,193     $    615,193
                                                                   ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--3.6%
MONEY MARKET FUNDS (c)--3.6%
UBS Enhanced Yield Portfolio, 5.23%                    603,656          603,656
UBS Private Money Market Fund LLC, 5.21%               555,937          555,937
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $1,159,593) (d)                                                1,159,593
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--104.6%
(Cost: $27,153,601) (e)                                              34,052,139

Liabilities in Excess of Foreign Cash and Other Assets--(4.6)%       (1,503,341)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 32,548,798
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $1,054,060 and the total market value of the collateral held by the Fund was $1,159,593.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   28.3%
Industrial                                  26.7%
Consumer Non-Cyclical                       16.2%
Consumer Cyclical                           14.7%
Basic Materials                              4.3%
Communications                               2.9%
Technology                                   2.7%
Diversified                                  2.0%
Utilities                                    1.0%
Energy                                       0.3%
Short-Term Investment                        1.9%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Japan - 100.0%
COMMON STOCKS--100.0%
Advertising--0.1%
Hakuhodo DY Holdings, Inc.                                   500    $    32,437
                                                                    -----------
Agriculture--0.9%
Japan Tobacco, Inc.                                           50        241,282
                                                                    -----------
Airlines--0.1%
All Nippon Airways Co., Ltd.                              10,000         35,332
                                                                    -----------
Apparel--0.0%
Onward Kashiyama Co., Ltd.                                   160          2,040
                                                                    -----------
Auto Manufacturers--13.9%
Daihatsu Motor Co., Ltd.                                   5,000         50,397
Fuji Heavy Industries Ltd.                                10,000         51,278
Hino Motors Ltd.                                           5,000         25,681
Honda Motor Co., Ltd.                                     14,000        552,222
Isuzu Motors Ltd.                                         15,000         70,371
Mazda Motor Corp.                                          5,000         34,115
Nissan Motor Co., Ltd.                                    62,000        745,634
Suzuki Motor Corp.                                         2,000         56,397
Toyota Motor Corp.                                        33,300      2,224,564
                                                                    -----------
Total Auto Manufacturers                                              3,810,659
                                                                    -----------
Auto Parts & Equipment--2.6%
Aisin Seiki Co., Ltd.                                      1,500         50,229
Bridgestone Corp.                                          5,500        122,550
DENSO CORP                                                 6,000        237,674
JTEKT Corp.                                                2,000         42,382
NGK Spark Plug Co., Ltd.                                   2,000         37,598
NHK Spring Co., Ltd.                                       5,000         52,495
NOK Corp.                                                  1,500         29,457
Sumitomo Rubber Industries, Inc.                           3,500         45,147
Toyoda Gosei Co., Ltd.                                     2,000         46,242
Toyota Boshoku Corp.                                       2,500         54,026
                                                                    -----------
Total Auto Parts & Equipment                                            717,800
                                                                    -----------
Banks--6.8%
Bank of Fukuoka Ltd. (The)                                 5,000         36,423
Bank of Kyoto Ltd. (The)                                   5,000         46,578
Bank of Yokohama Ltd. (The)                               10,000         78,217
Chiba Bank Ltd. (The)                                      5,000         42,214
Chugoku Bank Ltd. (The)                                    5,000         65,545
Gunma Bank Ltd. (The)                                      5,000         30,003
Hachijuni Bank Ltd. (The)                                  5,000         32,689
Hiroshima Bank Ltd. (The)                                  5,000         28,954
Hokuhoku Financial Group, Inc.                            10,000         36,591
Iyo Bank Ltd. (The)                                        5,000         47,040
Joyo Bank Ltd. (The)                                       5,000         27,569
Mitsubishi UFJ Financial Group, Inc.                          40        493,475
Mitsui Trust Holdings, Inc.                                5,000         57,320
Mizuho Financial Group, Inc.                                  35        249,675
Mizuho Trust & Banking Co., Ltd. (a)                      15,000         33,234
Nishi-Nippon City Bank Ltd. (The)                         10,000         42,969
Shinsei Bank Ltd.                                          5,000         29,374
Shizuoka Bank Ltd. (The)                                   5,000         49,557
Sumitomo Mitsui Financial Group, Inc.                         15        153,581
Sumitomo Trust & Banking Co., Ltd. (The)                  20,000        209,475
Suruga Bank Ltd.                                           5,000         61,852
                                                                    -----------
Total Banks                                                           1,852,335
                                                                    -----------

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------

Beverages--0.8%
Asahi Breweries, Ltd.                                      4,000    $    63,950
Coca-Cola West Japan Co., Ltd.                             1,500         34,682
ITO EN, Ltd.                                               1,000         30,548
Kirin Brewery Co., Ltd.                                    5,000         78,512
                                                                    -----------
Total Beverages                                                         207,692
                                                                    -----------
Building Materials--1.4%
Asahi Glass Co., Ltd.                                     10,000        120,011
Daikin Industries Ltd.                                     1,000         34,745
JS Group Corp.                                             4,000         84,092
Matsushita Electric Works Ltd.                             5,000         57,866
Nippon Sheet Glass Co., Ltd.                               9,000         42,147
Taiheiyo Cement Corp.                                     10,000         39,109
                                                                    -----------
Total Building Materials                                                377,970
                                                                    -----------
Chemicals--3.2%
Asahi Kasei Corp.                                         10,000         65,377
Daicel Chemical Industries Ltd.                            5,000         35,206
Dainippon Ink & Chemicals, Inc.                           10,000         38,941
Hitachi Chemical Co., Ltd.                                 1,500         41,291
JSR Corp.                                                  1,500         38,773
Kaneka Corp.                                               5,000         45,487
Mitsubishi Gas Chemical Co., Inc.                          5,000         52,243
Mitsui Chemicals, Inc.                                     5,000         38,437
Nitto Denko Corp.                                          1,000         50,019
Shin-Etsu Chemical Co., Ltd.                               1,500        100,333
Showa Denko K.K.                                          10,000         38,269
Sumitomo Chemical Co., Ltd.                               10,000         77,463
Taiyo Nippon Sanso Corp.                                   5,000         44,983
Tokuyama Corp.                                             5,000         76,035
Tosoh Corp.                                               10,000         44,144
Ube Industries Ltd.                                       15,000         43,053
Zeon Corp.                                                 5,000         53,963
                                                                    -----------
Total Chemicals                                                         884,017
                                                                    -----------
Commercial Services--1.3%
Dai Nippon Printing Co., Ltd.                              7,000        107,977
Kamigumi Co., Ltd.                                         5,000         40,871
Park24 Co., Ltd.                                           2,900         37,116
Secom Co., Ltd.                                            1,500         77,672
Sohgo Security Services Co., Ltd.                          2,000         40,200
Toppan Printing Co., Ltd.                                  5,000         55,138
                                                                    -----------
Total Commercial Services                                               358,974
                                                                    -----------
Computers--1.1%
CSK Holdings Corp.                                         1,000         42,634
Fujitsu Ltd.                                              10,000         78,385
Itochu Techno-Solutions Corp.                                700         37,187
Otsuka Corp.                                                 500         50,774
TDK Corp.                                                  1,000         79,392
                                                                    -----------
Total Computers                                                         288,372
                                                                    -----------
Cosmetics/Personal Care--1.2%
Kao Corp.                                                  6,000        161,639
KOSE Corp.                                                 1,000         30,213
Shiseido Co., Ltd.                                         5,000        108,262
UniCharm Corp.                                               500         29,667
                                                                    -----------
Total Cosmetics/Personal Care                                           329,781
                                                                    -----------

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Distribution/Wholesale--3.4%
Canon Marketing Japan, Inc.                                2,000    $    45,403
Hitachi High-Technologies Corp.                            1,500         44,564
ITOCHU Corp.                                              15,000        122,991
Marubeni Corp.                                            10,000         50,690
Mitsubishi Corp.                                          12,500        234,988
Mitsui & Co., Ltd.                                        15,000        224,078
Sumitomo Corp.                                            10,000        149,469
Toyota Tsusho Corp.                                        2,000         53,544
                                                                    -----------
Total Distribution/Wholesale                                            925,727
                                                                    -----------
Diversified Financial Services--3.9%
Acom Co., Ltd.                                             2,160         72,511
Aeon Credit Service Co., Ltd.                              1,500         28,387
Credit Saison Co., Ltd.                                    1,000         34,409
Daiwa Securities Group, Inc.                              15,000        168,058
Diamond Lease Co., Ltd.                                    1,000         48,173
Nikko Cordial Corp.                                       15,000        171,835
Nomura Holdings, Inc.                                     13,500        254,353
ORIX Corp.                                                   280         80,953
Promise Co., Ltd.                                          1,500         46,578
Shinko Securities Co., Ltd.                               10,000         38,773
Takefuji Corp.                                             2,500         98,821
UFJ NICOS Co., Ltd.                                        5,000         19,219
                                                                    -----------
Total Diversified Financial Services                                  1,062,070
                                                                    -----------
Electric--8.0%
Chubu Electric Power Co., Inc.                            11,500        343,586
Chugoku Electric Power Co., Inc. (The)                     6,000        132,936
Electric Power Development Co.                             2,000         87,953
Hokkaido Electric Power Co., Inc.                          3,000         76,539
Hokuriku Electric Power Co.                                3,000         68,105
Kansai Electric Power Co., Inc. (The)                     13,500        363,686
Kyushu Electric Power Co., Inc.                            8,500        223,994
Shikoku Electric Power Co., Inc. (a)                       3,500         83,274
Tohoku Electric Power Co., Inc.                            7,000        174,772
Tokyo Electric Power Co., Inc. (The)                      20,000        646,217
                                                                    -----------
Total Electric                                                        2,201,062
                                                                    -----------
Electrical Components & Equipment--3.2%
Brother Industries Ltd.                                    3,000         40,561
Casio Computer Co., Ltd.                                   2,500         56,649
Fujikura Ltd.                                              5,000         43,934
Hitachi Ltd.                                              35,000        217,950
Mitsubishi Electric Corp.                                 10,000         91,142
Sharp Corp.                                               10,000        172,045
Stanley Electric Co., Ltd.                                 2,000         40,032
Sumitomo Electric Industries Ltd.                          3,500         54,635
Toshiba Corp.                                             20,000        130,083
USHIO INC.                                                 2,000         41,039
                                                                    -----------
Total Electrical Components & Equipment                                 888,070
                                                                    -----------
Electronics--3.2%
Advantest Corp.                                            1,000         57,236
Fanuc Ltd.                                                 1,000         98,359
Hirose Electric Co., Ltd.                                    500         56,691
Hoya Corp.                                                 4,000        155,763
IBIDEN Co., Ltd.                                           1,000         50,355
Keyence Corp.                                                200         49,499
Kyocera Corp.                                              1,500        141,245
MINEBEA CO., Ltd.                                          5,000         34,913
NEC Corp.                                                 15,000         71,629
NGK Insulators Ltd.                                        5,000         77,126
Nippon Electric Glass Co., Ltd.                            2,000         41,962

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Yokogawa Electric Corp.                                    3,000    $    47,510
                                                                    -----------
Total Electronics                                                       882,288
                                                                    -----------
Engineering & Construction--0.7%
Chiyoda Corp.                                              2,000         39,109
Kajima Corp.                                              10,000         43,807
Obayashi Corp.                                             5,000         32,395
Shimizu Corp.                                              8,000         39,948
Taisei Corp.                                              10,000         30,465
                                                                    -----------
Total Engineering & Construction                                        185,724
                                                                    -----------
Entertainment--0.3%
Oriental Land Co., Ltd.                                      800         41,828
Toho Co., Ltd.                                             2,500         45,109
                                                                    -----------
Total Entertainment                                                      86,937
                                                                    -----------
Environmental Control--0.2%
Kurita Water Industries Ltd.                               2,000         43,137
                                                                    -----------
Food--1.8%
Ajinomoto Co., Inc.                                        5,000         66,006
Kikkoman Corp. (a)                                         5,000         60,300
Meiji Dairies Corp.                                        5,000         39,319
Meiji Seika Kaisha Ltd.                                   10,000         47,753
Nippon Meat Packers, Inc.                                  5,000         54,551
Nissin Food Products Co., Ltd.                             1,000         37,011
Toyo Suisan Kaisha Ltd.                                    5,000         80,021
Yakult Honsha Co., Ltd.                                    2,000         57,404
Yamazaki Baking Co., Ltd.                                  5,000         48,424
                                                                    -----------
Total Food                                                              490,789
                                                                    -----------
Forest Products & Paper--0.3%
OJI Paper Co., Ltd.                                       15,000         79,560
                                                                    -----------
Gas--1.2%
Osaka Gas Co., Ltd.                                       25,000         92,946
Saibu Gas Co., Ltd.                                       19,000         44,488
TOHO GAS Co., Ltd.                                        10,000         48,592
Tokyo Gas Co., Ltd.                                       25,000        132,811
                                                                    -----------
Total Gas                                                               318,837
                                                                    -----------
Hand/Machine Tools--0.8%
Fuji Electric Holdings Co., Ltd.                          10,000         54,131
Makita Corp.                                               1,500         45,949
SMC Corp.                                                    500         70,832
THK Co., Ltd.                                              1,500         38,647
                                                                    -----------
Total Hand/Machine Tools                                                209,559
                                                                    -----------
Healthcare-Products--0.1%
Terumo Corp.                                               1,000         39,277
                                                                    -----------
Home Builders--0.8%
Daiwa House Industry Co., Ltd.                             5,000         86,862
Sekisui Chemical Co., Ltd.                                 5,000         39,822
Sekisui House, Ltd.                                        7,000        101,808
                                                                    -----------
Total Home Builders                                                     228,492
                                                                    -----------
Home Furnishings--1.8%
Matsushita Electric Industrial Co., Ltd.                  13,000        259,116
Pioneer Corp. (a)                                          2,500         34,283
Sony Corp.                                                 3,500        149,805

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Yamaha Corp.                                               2,000    $    42,298
                                                                    -----------
Total Home Furnishings                                                  485,502
                                                                    -----------
Housewares--0.2%
TOTO Ltd.                                                  5,000         50,019
                                                                    -----------
Insurance--1.1%
Aioi Insurance Co., Ltd.                                   5,000         35,248
Mitsui Sumitomo Insurance Co., Ltd.                       10,000        109,270
Nipponkoa Insurance Co., Ltd.                              5,000         40,493
Sompo Japan Insurance, Inc.                                5,000         61,055
T&D Holdings, Inc.                                         1,000         66,048
                                                                    -----------
Total Insurance                                                         312,114
                                                                    -----------
Internet--0.5%
SBI Holdings, Inc.                                           100         33,654
Trend Micro, Inc.                                          2,500         73,223
Yahoo Japan Corp.                                             97         38,587
                                                                    -----------
Total Internet                                                          145,464
                                                                    -----------
Iron/Steel--3.8%
Daido Steel Co., Ltd.                                      5,000         33,192
Hitachi Metals Ltd.                                        5,000         53,166
JFE Holdings, Inc.                                         4,000        205,782
Kobe Steel Ltd.                                           20,000         68,482
Nippon Steel Corp.                                        60,000        344,425
Nisshin Steel Co., Ltd.                                   15,000         55,642
Sumitomo Metal Industries Ltd.                            55,000        238,639
Tokyo Steel Manufacturing Co., Ltd.                        2,000         31,321
                                                                    -----------
Total Iron/Steel                                                      1,030,649
                                                                    -----------
Leisure Time--0.6%
Sankyo Co., Ltd.                                             800         44,245
Sega Sammy Holdings, Inc.                                  2,500         67,349
Yamaha Motor Co., Ltd.                                     1,500         47,082
                                                                    -----------
Total Leisure Time                                                      158,676
                                                                    -----------
Machinery-Construction & Mining--0.6%
Hitachi Construction Machinery Co., Ltd.                   2,000         53,712
Komatsu Ltd.                                               5,000        101,338
                                                                    -----------
Total Machinery-Construction & Mining                                   155,050
                                                                    -----------
Machinery-Diversified--1.2%
Amada Co., Ltd.                                            5,000         52,914
Japan Steel Works Ltd. (The)                               5,000         39,025
Kubota Corp.                                              10,000         92,485
Sumitomo Heavy Industries Ltd.                             5,000         52,453
Toyota Industries Corp.                                    2,000         91,813
                                                                    -----------
Total Machinery-Diversified                                             328,690
                                                                    -----------
Media--0.3%
Nippon Television Network Corp.                              300         44,463
Tokyo Broadcasting System, Inc. (a)                        1,500         49,977
                                                                    -----------
Total Media                                                              94,440
                                                                    -----------

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Metal Fabricate/Hardware--0.4%
Maruichi Steel Tube Ltd.                                     800    $    22,089
NSK Ltd.                                                   5,000         49,221
NTN Corp.                                                  5,000         44,774
                                                                    -----------
Total Metal Fabricate/Hardware                                          116,084
                                                                    -----------
Mining--0.5%
Mitsubishi Materials Corp. (a)                            10,000         37,514
Mitsui Mining & Smelting Co., Ltd.                         8,000         40,015
Sumitomo Metal Mining Co., Ltd.                            5,000         64,076
                                                                    -----------
Total Mining                                                            141,605
                                                                    -----------
Miscellaneous Manufacturing--1.3%
Fuji Photo Film Co., Ltd.                                  2,500        102,598
Kawasaki Heavy Industries Ltd.                            15,000         56,271
Mitsubishi Heavy Industries Ltd.                          20,000         90,807
Nikon Corp.                                                2,000         43,808
Olympus Corp.                                              2,000         62,775
                                                                    -----------
Total Miscellaneous Manufacturing                                       356,259
                                                                    -----------
Office Furnishings--0.1%
Kokuyo Co., Ltd.                                           2,500         39,465
                                                                    -----------
Office/Business Equipment--3.0%
Canon, Inc.                                               12,200        685,997
Ricoh Co., Ltd.                                            5,000        101,968
Seiko Epson Corp. (a)                                      1,500         36,444
                                                                    -----------
Total Office/Business Equipment                                         824,409
                                                                    -----------
Oil & Gas--1.4%
Japan Petroleum Exploration Co.                              700         41,593
Nippon Mining Holdings, Inc.                               5,000         35,920
Nippon Oil Corp.                                          15,000        100,206
Showa Shell Sekiyu K.K.                                    6,000         67,072
TonenGeneral Sekiyu K.K.                                  15,000        148,420
                                                                    -----------
Total Oil & Gas                                                         393,211
                                                                    -----------
Packaging & Containers--0.1%
Toyo Seikan Kaisha Ltd.                                    2,000         33,083
                                                                    -----------
Pharmaceuticals--5.2%
Astellas Pharma, Inc.                                      4,500        204,314
Chugai Pharmaceutical Co., Ltd.                            4,000         82,414
Dainippon Sumitomo Pharma Co., Ltd.                        5,000         58,076
Eisai Co., Ltd.                                            3,000        164,659
Hisamitsu Pharmaceutical Co., Inc.                         1,300         41,131
Kyowa Hakko Kogyo Co., Ltd.                                8,000         68,415
Mediceo Paltac Holdings Co., Ltd.                          2,000         37,850
Shionogi & Co., Ltd.                                       2,000         39,277
Suzuken Co., Ltd.                                          1,100         41,358
Taisho Pharmaceutical Co., Ltd.                            3,000         54,509
Takeda Pharmaceutical Co., Ltd.                            8,800        603,381
Tanabe Seiyaku Co., Ltd.                                   3,000         39,151
                                                                    -----------
Total Pharmaceuticals                                                 1,434,535
                                                                    -----------
Real Estate--1.5%
Daito Trust Construction Co., Ltd.                         1,000         45,823
Leopalace21 Corp.                                          1,000         31,891
Mitsubishi Estate Co., Ltd.                                5,000        129,243
Mitsui Fudosan Co., Ltd.                                   2,000         48,760
Sumitomo Realty & Development Co., Ltd.                    2,000         64,118
Tokyo Tatemono Co., Ltd.                                   5,000         55,642

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Tokyu Land Corp.                                           5,000    $    47,082
                                                                    -----------
Total Real Estate                                                       422,559
                                                                    -----------

Retail--2.7%
AEON Co., Ltd.                                             3,000         64,832
Citizen Watch Co., Ltd.                                    4,000         30,582
Daimaru, Inc. (The)                                        5,000         67,685
FamilyMart Co., Ltd.                                       1,500         40,787
Fast Retailing Co., Ltd.                                   1,000         95,338
Isetan Co., Ltd.                                           2,000         36,087
LAWSON, INC.                                               1,500         53,628
Marui Co., Ltd.                                            3,000         34,946
Mitsukoshi Ltd.                                            8,000         37,397
Nitori Co., Ltd.                                             750         32,542
Shimamura Co., Ltd.                                          500         57,362
Takashimaya Co., Ltd.                                      5,000         70,580
UNY Co., Ltd.                                              5,000         65,041
Yamada Denki Co., Ltd.                                       500         42,382
                                                                    -----------
Total Retail                                                            729,189
                                                                    -----------
Semiconductors--0.6%
Shinko Electric Industries Co., Ltd.                       1,600         41,761
SUMCO Corp.                                                  500         42,214
Tokyo Electron Ltd.                                        1,000         78,721
                                                                    -----------
Total Semiconductors                                                    162,696
                                                                    -----------
Shipbuilding--0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.               15,000         48,718
                                                                    -----------
Software--1.0%
Konami Corp.                                               2,000         60,426
Nomura Research Institute Ltd.                               500         72,426
Oracle Corp. Japan                                         2,500        115,605
Square Enix Co., Ltd.                                      1,500         39,277
                                                                    -----------
Total Software                                                          287,734
                                                                    -----------
Storage/Warehousing--0.3%
Mitsubishi Logistics Corp.                                 5,000         77,504
                                                                    -----------
Telecommunications--5.7%
Hikari Tsushin, Inc.                                         900         39,503
Nippon Telegraph & Telephone Corp.                           125        614,746
NTT DoCoMo, Inc.                                             575        907,221
                                                                    -----------
Total Telecommunications                                              1,561,470
                                                                    -----------
Textiles--0.6%
Kuraray Co., Ltd.                                          2,500         29,457
Mitsubishi Rayon Co., Ltd.                                 5,000         33,570
Teijin Ltd.                                                5,000         30,758
Toray Industries, Inc.                                    10,000         74,861
                                                                    -----------
Total Textiles                                                          168,646
                                                                    -----------
Transportation--4.0%
East Japan Railway Co.                                        25        166,800
Hankyu Holdings, Inc.                                     10,000         57,069
Kawasaki Kisen Kaisha Ltd.                                10,000         78,134
Keihin Electric Express Railway Co., Ltd. (a)              5,000         34,409
Keio Corp.                                                 5,000         32,311
Keisei Electric Railway Co., Ltd.                          7,000         39,772
Kintetsu Corp.                                            10,000         29,122
Mitsui O.S.K. Lines Ltd.                                  20,000        197,053

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Nagoya Railroad Co., Ltd.                                 10,000    $    29,709
Nippon Express Co., Ltd.                                  10,000         54,635
Nippon Yusen K.K.                                         20,000        146,028
Odakyu Electric Railway Co., Ltd.                          5,000         31,933
Seino Holdings Corp.                                       5,000         46,914
Tobu Railway Co., Ltd.                                    10,000         48,256
Tokyu Corp.                                                5,000         31,975
Yamato Holdings Co., Ltd.                                  5,000         76,791
                                                                    -----------
Total Transportation                                                  1,100,911
                                                                    -----------
TOTAL COMMON STOCKS
(Cost: $24,938,830)                                                  27,438,902
                                                                    -----------

SHORT-TERM INVESTMENT--0.2%
MONEY MARKET FUND--0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $55,847)                                           55,847         55,847
                                                                    -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--1.2%
MONEY MARKET FUNDS (c) --1.2%
UBS Enhanced Yield Portfolio, 5.23%                      306,556        306,556
UBS Private Money Market Fund LLC, 5.21%                  33,444         33,444
                                                                    -----------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $340,000) (d)                                                    340,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES --101.4%
(Cost: $25,334,677) (e)                                              27,834,749

Liabilities in Excess of Cash and Other Assets --(1.4)%                (388,502)
                                                                    -----------

NET ASSETS--100.0%                                                  $27,446,247
                                                                    ===========

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $323,169 and the total market value of the collateral held by the Fund was $340,000.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                     See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Consumer Cyclical                           27.4%
Industrial                                  17.2%
Financial                                   13.3%
Consumer Non-Cyclical                       11.3%
Utilities                                    9.2%
Basic Materials                              7.8%
Communications                               6.7%
Technology                                   5.7%
Energy                                       1.4%
Short-Term Investment                        0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Japan--99.7%
COMMON STOCKS--99.7%
Agriculture--0.1%
Hokuto Corp.                                               1,000    $    17,582
                                                                    -----------
Apparel--0.1%
Daidoh Ltd.                                                1,000         10,978
Nagaileben Co., Ltd.                                         500         10,763
                                                                    -----------
Total Apparel                                                            21,741
                                                                    -----------
Auto Manufacturers--26.5%
Hino Motors Ltd.                                          10,000         51,362
Honda Motor Co., Ltd.                                     29,600      1,167,555
Kanto Auto Works Ltd.                                      1,500         19,399
Nippon Sharyo Ltd.                                         4,000          9,970
Nissan Motor Co., Ltd.                                   133,500      1,605,518
Shinmaywa Industries Ltd.                                  3,000         14,955
Toyota Auto Body Co., Ltd.                                 2,500         46,368
Toyota Motor Corp.                                        70,200      4,689,624
                                                                    -----------
Total Auto Manufacturers                                              7,604,751
                                                                    -----------
Auto Parts & Equipment--0.8%
Bosch Corp.                                               12,000         63,346
Nifco, Inc.                                                1,700         38,949
Sanden Corp.                                               5,000         22,408
T RAD Co., Ltd.                                            2,000          9,668
Toyo Tire & Rubber Co., Ltd.                               5,000         24,212
Yokohama Rubber Co., Ltd. (The)                           12,000         72,310
                                                                    -----------
Total Auto Parts & Equipment                                            230,893
                                                                    -----------
Banks--0.7%
Bank of Yokohama Ltd. (The)                               18,000        140,791
Ehime Bank Ltd. (The)                                      5,000         19,974
Hokuetsu Bank Ltd. (The)                                  10,000         24,506
                                                                    -----------
Total Banks                                                             185,271
                                                                    -----------
Beverages--0.2%
Coca-Cola West Japan Co., Ltd.                             2,000         46,242
Mercian Corp.                                              3,000          8,762
Mikuni Coca-Cola Bottling Co., Ltd.                        1,500         14,490
                                                                    -----------
Total Beverages                                                          69,494
                                                                    -----------
Building Materials--1.9%
Asahi Organic Chemicals Industry Co., Ltd.                 2,000          8,292
Bunka Shutter Co., Ltd.                                    2,000         11,733
Central Glass Co., Ltd.                                    5,000         28,618
Cleanup Corp.                                              1,500         12,110
JS Group Corp.                                             9,000        189,206
Matsushita Electric Works Ltd.                            12,000        138,878
PanaHome Corp.                                             5,000         34,913
Sankyo-Tateyama Holdings, Inc.                            10,000         22,660
Sanwa Shutter Corp.                                       10,000         59,083
Takara Standard Co., Ltd.                                  3,000         17,725
Wood One Co., Ltd.                                         1,000          8,065
                                                                    -----------
Total Building Materials                                                531,283
                                                                    -----------
Chemicals--1.2%
Aica Kogyo Co., Ltd.                                       1,500         20,998
Asahi Kasei Corp.                                         27,000        176,519
Earth Chemical Co., Ltd.                                     500         12,966
Nippon Kayaku Co., Ltd.                                    3,000         23,918
NOF Corp.                                                  5,000         27,527

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Sanyo Chemical Industries Ltd.                             3,000    $    20,117
Takasago International Corp.                               2,000          9,651
Toagosei Co., Ltd.                                         7,000         25,320
Toyo Ink Manufacturing Co., Ltd.                           7,000         28,257
Yushiro Chemical Industry Co., Ltd. (a)                      500          9,630
                                                                    -----------
Total Chemicals                                                         354,903
                                                                    -----------
Commercial Services--0.3%
Meitec Corp.                                               1,200         36,355
Secom Techno Service Co., Ltd.                               500         20,268
Toppan Forms Co., Ltd.                                     2,500         34,829
                                                                    -----------
Total Commercial Services                                                91,452
                                                                    -----------
Computers--0.1%
Daiwabo Information System Co., Ltd.                         500          7,217
Information Services International-Dentsu, Ltd. (a)        1,000         12,194
NEC Fielding Ltd.                                          1,500         20,633
                                                                    -----------
Total Computers                                                          40,044
                                                                    -----------
Cosmetics/Personal Care--2.1%
Aderans Co., Ltd.                                          1,000         24,800
Kao Corp. (a)                                             13,000        350,216
Mandom Corp.                                               1,000         24,758
Shiseido Co., Ltd.                                         9,000        194,872
                                                                    -----------
Total Cosmetics/Personal Care                                           594,646
                                                                    -----------
Distribution/Wholesale--3.7%
Advan Co., Ltd. (a)                                          500          6,030
Doshisha Co., Ltd.                                           500          9,504
Hakuto Co., Ltd.                                           1,000         13,705
Hanwa Co., Ltd.                                           10,000         42,214
Impact 21 Co., Ltd.                                          500          8,388
Inaba Denki Sangyo Co., Ltd.                                 600         21,149
Itochu Enex Co., Ltd.                                      2,500         17,037
Japan Pulp & Paper Co., Ltd.                               5,000         18,967
Mitsui & Co. Ltd.                                         33,000        492,971
Mitsuuroko Co., Ltd.                                       1,500         10,688
Ryoyo Electro Corp.                                        1,500         21,564
Sankyo Seiko Co., Ltd.                                     1,500          5,967
Shaddy Co., Ltd.                                             500          5,816
Sinanen Co., Ltd.                                          2,000         10,742
Sumitomo Corp.                                            23,000        343,779
Trusco Nakayama Corp.                                      1,000         20,394
                                                                    -----------
Total Distribution/Wholesale                                          1,048,915
                                                                    -----------
Diversified Financial Services--5.0%
Acom Co., Ltd.                                             4,620        155,092
Daiwa Securities Group, Inc.                              30,000        336,117
Hitachi Capital Corp.                                      3,500         66,678
Ichiyoshi Securities Co., Ltd.                             1,500         21,615
Japan Securities Finance Co., Ltd.                         2,500         30,234
Marusan Securities Co., Ltd. (a)                           1,500         19,575
NEC Leasing Ltd.                                             500          9,483
Nikko Cordial Corp.                                       31,500        360,853
Okasan Holdings, Inc.                                      5,000         31,975
Promise Co., Ltd.                                          3,250        100,919
Sanyo Electric Credit Co., Ltd.                            1,000         14,905
Shinki Co., Ltd.                                           2,500          8,246
Shinko Securities Co., Ltd.                               11,000         42,650
Takefuji Corp.                                             5,350        211,477
Tokai Tokyo Securities Co., Ltd.                           6,000         28,249

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Toyo Securities Co., Ltd.                                  2,000    $     8,006
                                                                    -----------
Total Diversified Financial Services                                  1,446,074
                                                                    -----------
Electric--15.9%
Chubu Electric Power Co., Inc.                            24,700        737,963
Chugoku Electric Power Co., Inc. (The)                    12,500        276,950
Hokkaido Electric Power Co., Inc.                          6,700        170,937
Hokuriku Electric Power Co.                                7,000        158,911
Kansai Electric Power Co., Inc. (The)                     28,500        767,782
Kyushu Electric Power Co., Inc.                           18,500        487,516
Shikoku Electric Power Co., Inc. (a)                       8,000        190,340
Tohoku Electric Power Co., Inc.                           15,000        374,512
Tokyo Electric Power Co., Inc. (The)                      42,700      1,379,675
                                                                    -----------
Total Electric                                                        4,544,586
                                                                    -----------
Electrical Components & Equipment--0.1%
Sumida Corp.                                                 500         10,029
Toshiba TEC Corp.                                          6,000         30,867
                                                                    -----------
Total Electrical Components & Equipment                                  40,896
                                                                    -----------
Electronics--0.6%
Eizo Nanao Corp.                                             500         13,596
Futaba Corp.                                               1,000         23,373
Idec Corp.                                                 1,000         15,509
Kaga Electronics Co., Ltd.                                   500          8,938
Nidec Copal Electronics Corp.                              1,500          9,379
Nitto Kogyo Corp.                                          1,000         16,365
Ryosan Co., Ltd.                                           1,500         37,450
Sanshin Electronics Co., Ltd.                              1,000         12,698
Toyo Corp.                                                   500          6,198
Yamatake Corp.                                             1,500         33,297
                                                                    -----------
Total Electronics                                                       176,803
                                                                    -----------
Engineering & Construction--0.9%
Airport Facilities Co., Ltd.                               1,500          8,774
Hibiya Engineering Ltd.                                    1,000          9,190
Hitachi Plant Technologies Ltd.                            5,000         26,604
Kyudenko Corp.                                             2,000         11,749
Maeda Road Construction Co., Ltd.                          2,000         14,485
Nishimatsu Construction Co., Ltd. (a)                     10,000         32,983
Okumura Corp.                                              5,000         24,716
Raito Kogyo Co., Ltd.                                      2,500          7,322
Sanki Engineering Co., Ltd.                                2,000         14,066
Taikisha Ltd.                                              1,500         17,737
Takasago Thermal Engineering Co., Ltd.                     2,000         18,682
TOA CORP.                                                  5,000          4,658
Toda Corp.                                                 6,000         25,429
Toenec Corp.                                               5,000         20,897
Toshiba Plant Systems & Services Corp.                     3,000         18,581
                                                                    -----------
Total Engineering & Construction                                        255,873
                                                                    -----------
Food--0.2%
Inageya Co., Ltd.                                          1,000          7,570
Morinaga & Co., Ltd.                                       5,000         12,001
Myojo Foods Co., Ltd.                                      2,000         13,931
Nippon Beet Sugar Manufacturing Co., Ltd.                  5,000         13,512
Showa Sangyo Co., Ltd.                                     5,000         12,253
                                                                    -----------
Total Food                                                               59,267
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Forest Products & Paper--0.8%
Chuetsu Pulp & Paper Co., Ltd.                             5,000    $     9,861
Daiken Corp.                                               5,000         18,967
Hokuetsu Paper Mills Ltd.                                  5,000         28,199
OJI Paper Co., Ltd.                                       30,000        159,120
                                                                    -----------
Total Forest Products & Paper                                           216,147
                                                                    -----------
Gas--1.0%
Osaka Gas Co., Ltd.                                       55,000        204,482
Saibu Gas Co., Ltd.                                       10,000         23,415
TOHO GAS Co., Ltd.                                        15,000         72,888
                                                                    -----------
Total Gas                                                               300,785
                                                                    -----------
Healthcare-Products--0.4%
Nihon Kohden Corp.                                         1,000         22,827
Nipro Corp.                                                2,000         36,591
Paramount Bed Co., Ltd. (a)                                1,000         16,869
Paris Miki, Inc.                                           2,500         45,214
                                                                    -----------
Total Healthcare-Products                                               121,501
                                                                    -----------
Home Builders--0.0%
Mitsui Home Co., Ltd.                                      2,000         13,797
                                                                    -----------
Home Furnishings--0.1%
France Bed Holdings Co., Ltd.                              5,000         10,197
Toa Corp./Hyogo (a)                                        1,000          7,343
                                                                    -----------
Total Home Furnishings                                                   17,540
                                                                    -----------
Housewares--0.1%
Sangetsu Co., Ltd.                                         1,700         41,303
                                                                    -----------
Insurance--0.1%
Fuji Fire & Marine Insurance Co., Ltd. (The)              10,000         37,262
                                                                    -----------
Internet--0.1%
Matsui Securities Co., Ltd.                                4,000         30,313
                                                                    -----------
Iron/Steel--5.2%
JFE Holdings, Inc.                                         9,000        463,010
Kobe Steel Ltd.                                           40,000        136,964
Nippon Metal Industry Co., Ltd.                            5,000         18,925
Nippon Steel Corp.                                       127,000        729,035
Nisshin Steel Co., Ltd.                                   25,000         92,736
Topy Industries Ltd.                                       5,000         20,855
Yodogawa Steel Works Ltd.                                  7,000         39,008
                                                                    -----------
Total Iron/Steel                                                      1,500,533
                                                                    -----------
Leisure Time--0.6%
Daikoku Denki Co., Ltd.                                      500         10,658
Heiwa Corp.                                                2,000         25,278
Sega Sammy Holdings, Inc.                                  5,000        134,699
                                                                    -----------
Total Leisure Time                                                      170,635
                                                                    -----------
Machinery-Diversified--0.2%
Max Co., Ltd.                                              1,000         14,485
Miura Co., Ltd.                                            1,000         25,346
Nitto Kohki Co., Ltd.                                        500         10,868
                                                                    -----------
Total Machinery-Diversified                                              50,699
                                                                    -----------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Metal Fabricate/Hardware--0.5%
Kitz Corp.                                                 2,000    $    16,751
Maruichi Steel Tube Ltd.                                   3,000         82,834
Oiles Corp.                                                  500         12,337
Onoken Co., Ltd.                                             500          5,585
Tsubaki Nakashima Co., Ltd.                                1,000         15,526
                                                                    -----------
Total Metal Fabricate/Hardware                                          133,033
                                                                    -----------
Mining--0.1%
Nippon Light Metal Co., Ltd.                              10,000         25,597
                                                                    -----------
Miscellaneous Manufacturing--0.3%
Amano Corp.                                                2,000         25,076
Bando Chemical Industries Ltd.                             2,000          9,534
Kureha Corp.                                               5,000         22,953
Okamoto Industries, Inc.                                   5,000         18,044
                                                                    -----------
Total Miscellaneous Manufacturing                                        75,607
                                                                    -----------
Office Furnishings--0.0%
Inaba Seisakusho Co., Ltd.                                   500          7,624
                                                                    -----------
Office/Business Equipment--5.1%
Canon Inc.                                                25,750      1,447,904
                                                                    -----------
Oil & Gas--2.4%
Cosmo Oil Co., Ltd.                                       15,000         60,929
Nippon Oil Corp.                                          33,000        220,452
Showa Shell Sekiyu K.K.                                   13,000        145,323
TonenGeneral Sekiyu K.K. (a)                              27,000        267,157
                                                                    -----------
Total Oil & Gas                                                         693,861
                                                                    -----------
Pharmaceuticals--7.8%
Astellas Pharma, Inc.                                      9,500        431,330
Eisai Co., Ltd.                                            7,000        384,205
Kaken Pharmaceutical Co., Ltd.                             3,000         23,390
Seikagaku Corp.                                            1,000         10,088
SSP Co., Ltd.                                              5,000         29,457
Takeda Pharmaceutical Co., Ltd.                           18,600      1,275,331
Tanabe Seiyaku Co., Ltd.                                   6,000         78,301
ZERIA Pharmaceutical Co., Ltd.                             1,000          9,047
                                                                    -----------
Total Pharmaceuticals                                                 2,241,149
                                                                    -----------
Real Estate--0.4%
Arnest One Corp.                                           1,000         14,863
Iida Home Max                                              1,000         17,079
Japan General Estate Co., Ltd. (The)                         500         14,351
Meiwa Estate Co., Ltd.                                       500          7,679
Ryowa Life Create Co., Ltd.                                2,000         15,845
Touei Housing Corp.                                        1,000         16,458
Urban Corp.                                                1,500         22,734
                                                                    -----------
Total Real Estate                                                       109,009
                                                                    -----------
Retail--1.3%
Arcs Co., Ltd.                                             1,500         17,624
Best Denki Co., Ltd.                                       5,000         31,178
Circle K Sunkus Co. Ltd.                                   1,910         33,902
FamilyMart Co., Ltd.                                       2,000         54,383
Kasumi Co., Ltd.                                           2,000         11,279
Lawson, Inc.                                               3,000        107,256
Marui Co., Ltd.                                            6,500         75,717
Ministop Co., Ltd.                                         1,000         17,079

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
MOS Food Services, Inc.                                      500    $     6,718
Plenus Co., Ltd.                                           1,000         20,687
                                                                    -----------
Total Retail                                                            375,823
                                                                    -----------
Software--2.1%
Capcom Co., Ltd.                                           1,500         27,003
Koei Co., Ltd. (a)                                         2,000         33,821
Konami Corp.                                               4,500        135,957
Nomura Research Institute Ltd.                               700        101,397
Oracle Corp. Japan                                         5,100        235,836
Square Enix Co., Ltd. (a)                                  2,000         52,369
                                                                    -----------
Total Software                                                          586,383
                                                                    -----------
Telecommunications--6.9%
Denki Kogyo Co., Ltd.                                      2,000         18,564
NTT DoCoMo, Inc.                                           1,231      1,942,243
Uniden Corp.                                               2,000         13,646
                                                                    -----------
Total Telecommunications                                              1,974,453
                                                                    -----------
Textiles--0.2%
Toyobo Co., Ltd.                                          17,000         51,219
                                                                    -----------
Transportation--3.6%
Daiichi Chuo Kisen Kaisha                                 10,000         24,086
Fukuyama Transporting Co., Ltd.                            7,000         26,495
Kawasaki Kisen Kaisha Ltd. (a)                            24,000        187,520
Mitsui O.S.K. Lines, Ltd.                                 41,000        403,962
Nippon Yusen K.K. (a)                                     47,000        343,166
Senko Co., Ltd.                                            5,000         16,995
Shinwa Kaiun Kaisha, Ltd.                                  7,000         27,787
Tonami Transportation Co., Ltd.                            3,000          7,402
                                                                    -----------
Total Transportation                                                  1,037,413
                                                                    -----------
TOTAL COMMON STOCKS
(Cost: $24,945,631)                                                  28,574,064
                                                                    -----------
SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND--0.6%
United States--0.6%
Columbia Cash Reserves Fund, 4.92%  (b)
(Cost: $168,563)                                         168,563        168,563
                                                                    -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--4.8%
MONEY MARKET FUNDS (c)--4.8%
AIM Liquid Assets Portfolio, 5.21%                        10,936         10,936
AIM Prime Portfolio, 5.21%                                40,990         40,990
UBS Enhanced Yield Portfolio, 5.23%                    1,014,311      1,014,311
UBS Private Money Market Fund LLC, 5.21%                 307,683        307,683
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $1,373,920) (d)                                                1,373,920
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES--105.1%
(Cost: $26,488,114) (e)                                              30,116,547

Liabilities in Excess of Foreign Cash and Other Assets--(5.1)%       (1,461,725)
                                                                    -----------

NET ASSETS--100.0%                                                  $28,654,822
                                                                    ===========

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $1,304,953 and the total market value of the collateral held by the Fund was $1,373,920.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Consumer Cyclical                           33.5%
Utilities                                   16.9%
Consumer Non-Cyclical                       11.2%
Industrial                                   8.0%
Basic Materials                              7.3%
Technology                                   7.2%
Communications                               7.0%
Financial                                    6.2%
Energy                                       2.4%
Short-Term Investment                        0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Japan-- 99.5%
COMMON STOCKS--99.5%
Advertising--0.3%
Asatsu-DK, Inc.                                          2,400     $     76,136
Moshi Moshi Hotline, Inc.                                  600           24,825
                                                                   ------------
Total Advertising                                                       100,961
                                                                   ------------
Agriculture--0.4%
Hokuto Corp.                                             3,600           63,296
Nosan Corp.                                              2,000            5,136
Sakata Seed Corp.                                        3,600           43,688
                                                                   ------------
Total Agriculture                                                       112,120
                                                                   ------------
Apparel--1.9%
ASICS Corp.                                              6,000           75,230
Daidoh Ltd. (a)                                          3,000           32,932
Gunze Ltd.                                              12,000           60,224
Japan Wool Textile Co., Ltd. (The)                       6,000           46,830
Nagaileben Co., Ltd.                                     2,400           51,664
Sanyo Shokai Ltd.                                       12,000           86,711
Tokyo Style Co., Ltd.                                    6,000           64,806
Wacoal Holdings Corp.                                   11,000          149,275
                                                                   ------------
Total Apparel                                                           567,672
                                                                   ------------
Auto Manufacturers--1.1%
Kanto Auto Works Ltd.                                    5,400           69,837
Nippon Sharyo Ltd.                                      12,000           29,911
Nissan Diesel Motor Co., Ltd.                            6,000           20,041
Nissan Shatai Co., Ltd.                                  6,000           30,565
Shinmaywa Industries Ltd.                                6,000           29,911
Toyota Auto Body Co., Ltd.                               8,700          161,361
                                                                   ------------
Total Auto Manufacturers                                                341,626
                                                                   ------------
Auto Parts & Equipment--6.0%
Aisan Industry Co., Ltd.                                 3,600           41,391
Akebono Brake Industry Co., Ltd.                         6,000           58,008
Bosch Corp.                                             42,000          221,711
Calsonic Kansei Corp.                                   12,000           70,094
Exedy Corp.                                              1,800           55,440
FCC Co., Ltd.                                            1,800           43,355
Futaba Industrial Co., Ltd.                              3,000           73,140
Ichikoh Industries Ltd.                                  6,000           16,365
Kayaba Industry Co., Ltd.                               18,000           94,868
Keihin Corp.                                             3,000           75,406
Koito Manufacturing Co., Ltd.                            8,000          120,381
Musashi Seimitsu Industry Co., Ltd. (a)                  1,800           47,736
Nifco, Inc.                                              6,500          148,924
Nissin Kogyo Co., Ltd.                                   3,000           77,043
Press Kogyo Co., Ltd.                                    6,000           29,659
Riken Corp.                                              6,000           38,622
Sanden Corp.                                            12,000           53,779
Showa Corp.                                              3,600           58,583
T RAD Co., Ltd.                                          6,000           29,004
Tokai Rika Co., Ltd.                                     4,200          106,802
Toyo Tire & Rubber Co., Ltd.                            18,000           87,164
Yokohama Rubber Co., Ltd. (The)                         42,000          253,082
                                                                   ------------
Total Auto Parts & Equipment                                          1,800,557
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Banks--6.9%
Akita Bank Ltd. (The)                                    6,000     $     29,105
Aomori Bank Ltd. (The)                                  12,000           49,247
Awa Bank Ltd. (The)                                      4,000           21,384
Bank of Ikeda Ltd. (The) (a)                             1,200           55,189
Bank of Iwate Ltd. (The)                                 1,100           61,391
Bank of Nagoya Ltd. (The)                                6,000           36,759
Bank of Okinawa Ltd. (The)                               1,200           47,031
Bank of Saga Ltd. (The)                                 12,000           45,319
Chukyo Bank Ltd. (The)                                  12,000           35,349
Daisan Bank Ltd. (The)                                  12,000           40,284
Daishi Bank Ltd. (The)                                  24,000           94,667
Ehime Bank Ltd. (The)                                   12,000           47,938
Eighteenth Bank Ltd. (The)                              18,000           89,279
Fukui Bank Ltd. (The)                                   12,000           38,874
Higo Bank Ltd. (The)                                    12,000           80,467
Hokkoku Bank Ltd. (The)                                 24,000           95,270
Hokuetsu Bank Ltd. (The)                                30,000           73,518
Hyakugo Bank Ltd. (The)                                 12,000           75,431
Hyakujushi Bank Ltd. (The)                              12,000           73,417
Juroku Bank Ltd. (The)                                  18,000           99,097
Kagoshima Bank Ltd. (The)                                6,000           43,355
Keiyo Bank Ltd. (The)                                   12,000           66,065
Michinoku Bank Ltd. (The)                               23,000           75,280
Mie Bank Ltd. (The)                                      6,000           30,666
Miyazaki Bank Ltd. (The)                                18,000           88,523
Musashino Bank Ltd. (The)                                1,200           57,807
Ogaki Kyoritsu Bank Ltd. (The)                          12,000           51,362
Oita Bank Ltd. (The)                                     6,000           41,442
San-In Godo Bank Ltd. (The)                              6,000           55,692
Shiga Bank Ltd.                                          6,000           37,212
Shikoku Bank Ltd.                                       12,000           45,621
Tochigi Bank Ltd. (The)                                  6,000           41,341
Toho Bank Ltd. (The)                                    12,000           49,952
Tokyo Tomin Bank Ltd. (The)                              2,400           92,048
Tomato Bank Ltd.                                        12,000           24,875
Towa Bank Ltd. (The)                                    12,000           26,386
Yamagata Bank Ltd. (The)                                 6,000           31,069
Yamanashi Chuo Bank Ltd. (The)                           6,000           39,377
                                                                   ------------
Total Banks                                                           2,087,089
                                                                   ------------
Beverages--1.8%
Asahi Soft Drinks Co., Ltd.                              3,000           43,229
Calpis Co., Ltd.                                         6,000           49,750
Coca-Cola West Japan Co., Ltd.                           4,500          104,045
Dydo Drinco, Inc.                                          600           25,077
Kagome Co., Ltd. (a)                                     4,800           67,153
Mercian Corp.                                           12,000           35,047
Mikuni Coca-Cola Bottling Co., Ltd.                      4,200           40,571
Sapporo Holdings Ltd.                                   18,000          102,421
Takara Holdings, Inc. (a)                               12,000           77,244
                                                                   ------------
Total Beverages                                                         544,537
                                                                   ------------
Building Materials--3.3%
Asahi Organic Chemicals Industry Co., Ltd.               6,000           24,875
Bunka Shutter Co., Ltd.                                  6,000           35,198
Central Glass Co., Ltd.                                 18,000          103,026
Chofu Seisakusho Co., Ltd.                               1,800           36,331
Cleanup Corp.                                            4,800           38,753
Fujitec Co., Ltd.                                        6,000           45,923
Nice Corp.                                               6,000           21,753
Nichias Corp.                                            6,000           44,765
Nichiha Corp.                                            1,800           23,777
PanaHome Corp.                                          12,000           83,790

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Rinnai Corp.                                             2,400     $     71,705
Sankyo-Tateyama Holdings, Inc.                          36,000           81,574
Sanwa Shutter Corp.                                     30,000          177,249
Sumitomo Osaka Cement Co., Ltd.                         24,000           78,352
Takara Standard Co., Ltd.                               12,000           70,899
Wood One Co., Ltd. (a)                                   6,000           48,391
                                                                   ------------
Total Building Materials                                                986,361
                                                                   ------------
Chemicals--5.3%
ADEKA Corp.                                              5,400           56,468
Aica Kogyo Co., Ltd.                                     5,800           81,192
Air Water, Inc. (a)                                     12,000          127,296
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.  6,000           31,169
Denki Kagaku Kogyo Kabushiki Kaisha                     30,000          124,628
Earth Chemical Co., Ltd.                                 1,800           46,679
Gun-Ei Chemical Industry Co., Ltd.                       6,000           15,660
Koatsu Gas Kogyo Co., Ltd.                               6,000           36,658
Lintec Corp.                                             2,400           47,233
Nihon Parkerizing Co., Ltd.                              6,000          107,255
Nippon Kayaku Co., Ltd.                                 12,000           95,674
Nippon Paint Co., Ltd.                                  24,000          125,685
NOF Corp.                                               12,000           66,065
S.T. Chemical Co., Ltd. (a)                              2,400           32,227
Sanyo Chemical Industries Ltd.                          12,000           80,467
Sumitomo Bakelite Co., Ltd.                             12,000           82,783
Sumitomo Seika Chemicals Co., Ltd.                       6,000           34,040
Taiyo Ink Manufacturing Co., Ltd.                          600           33,284
Takasago International Corp.                            11,000           53,082
Toagosei Co., Ltd.                                      24,000           86,811
Tokai Carbon Co., Ltd.                                   6,000           42,600
Tokyo Ohka Kogyo Co., Ltd.                               2,400           66,871
Toyo Ink Manufacturing Co., Ltd.                        24,000           96,882
Yushiro Chemical Industry Co., Ltd. (a)                  1,800           34,669
                                                                   ------------
Total Chemicals                                                       1,605,378
                                                                   ------------
Commercial Services--3.1%
Goodwill Group, Inc. (The)                                  93           75,708
Kamigumi Co., Ltd.                                      12,000           98,091
Kyodo Printing Co., Ltd.                                 6,000           21,048
Meitec Corp.                                             3,600          109,068
Nichii Gakkan Co. (a)                                    1,800           26,648
Nippon Kanzai Co., Ltd.                                  1,200           31,018
Nissha Printing Co., Ltd.                                1,800           55,440
Nissin Corp.                                             6,000           21,652
Nomura Co., Ltd.                                         6,000           32,076
Secom Techno Service Co., Ltd.                           1,000           40,535
Sohgo Security Services Co., Ltd.                        7,700          154,770
TIS, Inc.                                                2,400           56,699
TKC Corp.                                                1,800           30,817
Toppan Forms Co., Ltd.                                   9,900          137,922
Zenrin Co., Ltd. (a)                                     1,200           35,248
                                                                   ------------
Total Commercial Services                                               926,740
                                                                   ------------
Computers--1.6%
Daiwabo Information System Co., Ltd.                     3,000           43,305
Hitachi Information Systems Ltd.                         3,000           64,202
Hitachi Systems & Services Ltd.                          1,200           25,026
Information Services International-Dentsu Ltd. (a)       3,000           36,583
Japan Digital Laboratory Co., Ltd.                       2,400           37,262
NEC Fielding Ltd.                                        6,500           89,409
NS Solutions Corp.                                       2,400           67,475

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Obic Co., Ltd.                                             350     $     72,347
Roland DG Corp.                                          1,200           36,255
                                                                   ------------
Total Computers                                                         471,864
                                                                   ------------
Cosmetics/Personal Care--1.3%
Aderans Co., Ltd.                                        3,000           74,398
Fancl Corp.                                              3,000           44,967
KOSE Corp.                                               2,400           72,511
Lion Corp.                                              14,000           70,849
Mandom Corp.                                             3,000           74,273
T. Hasegawa Co., Ltd. (a)                                3,000           46,603
                                                                   ------------
Total Cosmetics/Personal Care                                           383,601
                                                                   ------------
Distribution/Wholesale--3.5%
ABC-Mart, Inc.                                           3,000           74,273
Advan Co., Ltd. (a)                                      1,800           21,708
Doshisha Co., Ltd.                                       1,200           22,811
Hakuto Co., Ltd.                                         3,000           41,115
Hanwa Co., Ltd.                                         30,000          126,641
Impact 21 Co., Ltd.                                      2,400           40,264
Inaba Denki Sangyo Co., Ltd.                             2,400           84,596
Itochu Enex Co., Ltd.                                   10,500           71,554
Iwatani International Corp. (a)                         12,000           32,831
Japan Pulp & Paper Co., Ltd.                            12,000           45,521
Mitsuuroko Co., Ltd.                                     6,400           45,601
Nagase & Co., Ltd.                                       6,000           71,403
Ryoden Trading Co., Ltd.                                 2,000           15,039
Ryoshoku Ltd.                                            1,200           25,228
Ryoyo Electro Corp.                                      4,800           69,006
San-Ai Oil Co., Ltd.                                    23,000           92,844
Sankyo Seiko Co., Ltd.                                   6,400           25,459
Shaddy Co., Ltd.                                         1,800           20,937
Sinanen Co., Ltd.                                        6,000           32,227
Tokai Corp.                                              8,000           33,973
Trusco Nakayama Corp.                                    3,000           61,181
                                                                   ------------
Total Distribution/Wholesale                                          1,054,212
                                                                   ------------
Diversified Financial Services--4.4%
Central Finance Co., Ltd.                                6,000           29,306
Century Leasing System, Inc.                             3,000           39,050
Cosmo Securities Co., Ltd. (a)                          24,000           40,082
Fuyo General Lease Co., Ltd.                             1,200           36,054
Hitachi Capital Corp.                                   11,700          222,896
IBJ Leasing Co., Ltd.                                    1,200           29,608
Ichiyoshi Securities Co., Ltd.                           4,200           60,521
JACCS Co., Ltd.                                          6,000           37,061
Japan Securities Finance Co., Ltd.                       9,900          119,726
Marusan Securities Co., Ltd. (a)                         4,800           62,641
Mito Securities Co., Ltd.                                6,000           25,530
NEC Leasing Ltd.                                         1,200           22,760
Nissin Co., Ltd. (a)                                   188,300           85,336
Okasan Holdings, Inc.                                   12,000           76,740
Pocket Card Co., Ltd.                                    3,600           19,155
Ricoh Leasing Co., Ltd.                                  1,200           31,119
Sanyo Electric Credit Co., Ltd.                          3,000           44,715
Sanyo Shinpan Finance Co., Ltd.                          2,670           66,439
Shinki Co., Ltd.                                         9,300           30,673
Tokai Tokyo Securities Co., Ltd.                        18,000           84,747
Tokyo Leasing Co., Ltd.                                  3,000           45,093
Toyo Securities Co., Ltd.                                6,000           24,019

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
UFJ Central Leasing Co., Ltd.                            1,800     $     85,502
                                                                   ------------
Total Diversified Financial Services                                  1,318,773
                                                                   ------------

Electrical Components & Equipment--1.3%
Hitachi Cable Ltd.                                      24,000          134,548
Nippon Signal Co., Ltd. (The)                            6,500           48,223
SMK Corp.                                                6,000           43,355
Sumida Corp.                                             1,800           36,104
Toshiba TEC Corp.                                       24,000          123,469
                                                                   ------------
Total Electrical Components & Equipment                                 385,699
                                                                   ------------
Electronics--5.2%
Anritsu Corp.                                            6,000           34,443
CMK Corp.                                                1,800           18,641
Cosel Co., Ltd.                                          1,800           28,793
Eizo Nanao Corp.                                         1,800           48,945
Futaba Corp.                                             4,200           98,166
Hamamatsu Photonics K.K.                                 3,000           89,883
Horiba Ltd.                                              1,200           44,312
Idec Corp.                                               3,600           55,833
Kaga Electronics Co., Ltd.                               2,400           42,902
Minebea Co., Ltd.                                       24,000          167,580
Mitsumi Electric Co., Ltd. (a)                           4,200           92,350
Nichicon Corp.                                           4,800           58,854
Nidec Copal Corp. (a)                                    4,200           49,383
Nidec Copal Electronics Corp.                            3,600           22,509
Nippon Chemi-Con Corp.                                   6,000           51,261
Nitto Kogyo Corp.                                        3,000           49,096
Ryosan Co., Ltd.                                         4,200          104,863
Sanshin Electronics Co., Ltd.                            6,000           76,186
Sanyo Denki Co., Ltd.                                    6,000           42,449
Star Micronics Co., Ltd.                                 3,000           59,796
Taiyo Yuden Co., Ltd.                                    6,000          105,745
Tokyo Seimitsu Co., Ltd.                                 1,200           56,599
Toyo Corp. (a)                                           2,400           29,749
ULVAC, Inc.                                              1,200           40,989
Yamatake Corp.                                           4,800          106,550
                                                                   ------------
Total Electronics                                                     1,575,877
                                                                   ------------
Engineering & Construction--4.9%
Airport Facilities Co., Ltd.                             4,800           28,078
Chudenko Corp.                                           3,600           56,226
COMSYS Holdings Corp.                                    6,000           66,367
Hibiya Engineering Ltd.                                  6,000           55,138
Hitachi Plant Technologies Ltd.                         18,000           95,774
Japan Airport Terminal Co., Ltd.                         4,200           49,312
Japan Foundation Engineering Co., Ltd.                   8,300           26,957
Kandenko Co., Ltd.                                      12,000           69,691
Kyowa Exeo Corp.                                         6,000           61,231
Kyudenko Corp.                                           6,000           35,248
Maeda Corp.                                             12,000           45,521
Maeda Road Construction Co., Ltd.                        6,000           43,456
NEC Networks & System Integration Corp.                  2,400           28,541
Nippo Corp.                                              6,000           44,312
Nippon Densetsu Kogyo Co., Ltd.                          6,000           41,492
Nippon Koei Co., Ltd.                                    6,000           16,164
Nishimatsu Construction Co., Ltd.                       30,000           98,947
Okumura Corp.                                           18,000           88,977
Raito Kogyo Co., Ltd.                                    7,700           22,553
Sanki Engineering Co., Ltd.                              6,000           42,197
Taikisha Ltd.                                            4,200           49,665
Takasago Thermal Engineering Co., Ltd.                   6,000           56,045

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Takuma Co., Ltd. (a)                                     6,000     $     35,047
TOA CORP.                                               18,000           16,768
Toda Corp.                                              24,000          101,716
Toenec Corp.                                            12,000           50,153
Toshiba Plant Systems & Services Corp.                  12,000           74,323
Tsukishima Kikai Co., Ltd. (a)                           6,000           71,554
Yurtec Corp.                                             6,000           29,659
                                                                   ------------
Total Engineering & Construction                                      1,501,112
                                                                   ------------
Entertainment--0.6%
Avex Group Holdings, Inc.                                3,000           48,013
RESORTTRUST, Inc.                                        2,400           63,245
Toei Co., Ltd.                                           6,000           32,428
Tokyotokeiba Co., Ltd. (a)                              12,000           31,623
                                                                   ------------
Total Entertainment                                                     175,309
                                                                   ------------
Environmental Control--0.1%
Asahi Pretec Corp.                                       1,800           35,953
                                                                   ------------
Food--6.4%
Ariake Japan Co., Ltd.                                   1,800           35,122
Ezaki Glico Co., Ltd.                                    6,000           61,936
Fuji Oil Co., Ltd.                                       6,500           56,187
House Foods Corp.                                        8,600          141,607
Inageya Co., Ltd. (a)                                    6,000           45,420
Itoham Foods, Inc. (a)                                  18,000           75,230
J-Oil Mills, Inc.                                        6,000           23,365
Kato Sangyo Co., Ltd.                                    3,000           37,036
Katokichi Co., Ltd.                                     11,100           89,802
Maruha Group, Inc. (a)                                  18,000           36,255
Meiji Dairies Corp.                                     12,000           94,364
Meiji Seika Kaisha Ltd.                                 24,000          114,607
Mitsui Sugar Co., Ltd.                                   6,000           19,538
Morinaga & Co., Ltd.                                    24,000           57,606
Morinaga Milk Industry Co., Ltd.                        18,000           71,755
Myojo Foods Co., Ltd. (a)                                6,000           41,794
Nagatanien Co., Ltd.                                     6,000           44,413
Nichirei Corp.                                          18,000          100,760
Nippon Beet Sugar Manufacturing Co., Ltd.               12,000           32,428
Nippon Flour Mills Co., Ltd.                            12,000           49,549
Nippon Suisan Kaisha Ltd.                               23,000          134,925
Nisshin Oillio Group Ltd. (The)                          6,000           38,924
QP Corp.                                                11,100           95,858
Showa Sangyo Co., Ltd.                                  18,000           44,111
Tokyu Store Chain Co., Ltd.                              6,000           32,479
Toyo Suisan Kaisha Ltd.                                  6,000           96,026
Valor Co., Ltd.                                          1,200           15,872
Yamazaki Baking Co., Ltd.                               17,000          164,643
Yaoko Co., Ltd.                                          1,200           29,709
Yokohama Reito Co., Ltd.                                 6,000           44,765
                                                                   ------------
Total Food                                                            1,926,086
                                                                   ------------
Forest Products & Paper--1.1%
Chuetsu Pulp & Paper Co., Ltd.                          12,000           23,667
Daiken Corp.                                            12,000           45,521
Daio Paper Corp. (a)                                     6,000           47,434
Hokuetsu Paper Mills Ltd. (a)                           18,000          101,514
Rengo Co., Ltd.                                         12,000           76,740
Tomoku Co., Ltd.                                        12,000           25,782
                                                                   ------------
Total Forest Products & Paper                                           320,658
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Gas--1.2%
Saibu Gas Co., Ltd.                                     36,000     $     84,294
TOHO Gas Co., Ltd.                                      58,000          281,834
                                                                   ------------
Total Gas                                                               366,128
                                                                   ------------
Hand/Machine Tools--1.4%
Asahi Diamond Industrial Co., Ltd.                       6,000           45,722
Disco Corp.                                              1,100           77,269
Hitachi Koki Co., Ltd.                                   6,000           85,099
Meidensha Corp. (a)                                     12,000           39,679
OSG Corp.                                                6,500          106,375
Union Tool Co.                                           1,800           80,970
                                                                   ------------
Total Hand/Machine Tools                                                435,114
                                                                   ------------
Healthcare-Products--1.9%
Hogy Medical Co., Ltd.                                     600           23,213
Nihon Kohden Corp.                                       3,600           82,179
Nipro Corp. (a)                                          6,000          109,773
Paramount Bed Co., Ltd. (a)                              3,600           60,728
Paris Miki, Inc.                                         5,800          104,897
Shimadzu Corp.                                          12,000          105,644
Sysmex Corp.                                             1,200           46,930
TOPCON Corp. (a)                                         1,800           35,727
                                                                   ------------
Total Healthcare-Products                                               569,091
                                                                   ------------
Home Builders--0.1%
Mitsui Home Co., Ltd.                                    6,000           41,391
                                                                   ------------
Home Furnishings--1.5%
Alpine Electronics, Inc.                                 4,800           71,544
Canon Electronics, Inc.                                  2,700           93,811
France Bed Holdings Co., Ltd.                           24,000           48,945
Hitachi Maxell Ltd.                                      7,100          105,765
Kenwood Corp.                                           18,000           32,026
Noritz Corp.                                             3,600           64,504
TOA Corp.                                                6,000           44,060
                                                                   ------------
Total Home Furnishings                                                  460,655
                                                                   ------------
Housewares--0.7%
Noritake Co., Ltd.                                      12,000           60,325
Sangetsu Co., Ltd.                                       5,800          140,917
                                                                   ------------
Total Housewares                                                        201,242
                                                                   ------------
Insurance--0.5%
Fuji Fire & Marine Insurance Co., Ltd. (The)            41,000          152,776
                                                                   ------------
Iron/Steel--2.2%
Aichi Steel Corp. (a)                                    6,000           36,356
Godo Steel Ltd.                                         12,000           67,475
Mitsubishi Steel Manufacturing Co., Ltd.                18,000           90,185
Nakayama Steel Works Ltd.                               12,000           44,916
Nippon Metal Industry Co., Ltd.                         18,000           68,130
Sanyo Special Steel Co., Ltd.                            6,000           40,737
TOPY Industries Ltd.                                    12,000           50,052
Yamato Kogyo Co., Ltd.                                   4,800          121,254
Yodogawa Steel Works Ltd.                               24,000          133,742
                                                                   ------------
Total Iron/Steel                                                        652,847
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Leisure Time--0.7%
Daikoku Denki Co., Ltd.                                    600     $     12,790
Heiwa Corp.                                              7,700           97,320
HIS Co., Ltd.                                            1,200           29,306
Mars Engineering Corp.                                   1,200           23,415
Mizuno Corp.                                             6,000           37,917
TOKYO DOME CORP.                                         6,000           25,530
                                                                   ------------
Total Leisure Time                                                      226,278
                                                                   ------------
Machinery-Construction & Mining--0.4%
Aichi Corp.                                              3,600           34,956
Tadano Ltd.                                              6,000           70,597
                                                                   ------------
Total Machinery-Construction & Mining                                   105,553
                                                                   ------------
Machinery-Diversified--3.3%
Aida Engineering Ltd.                                    6,000           37,615
CKD Corp.                                                3,000           31,346
Daifuku Co., Ltd.                                        3,000           47,560
Ebara Corp. (a)                                         30,000          114,808
Iseki & Co., Ltd. (a)                                    6,000           13,948
Komori Corp.                                             6,000          112,039
Makino Milling Machine Co., Ltd.                         6,000           71,050
Max Co., Ltd.                                            6,000           86,912
Miura Co., Ltd.                                          3,000           76,035
Nabtesco Corp.                                           6,000           75,079
Nippon Thompson Co., Ltd.                                6,000           55,088
Nitto Kohki Co., Ltd.                                    1,800           39,126
Okuma Holdings, Inc.                                     6,000           69,489
Sato Corp.                                               1,800           31,950
Tokyo Kikai Seisakusho Ltd. (a)                          6,000           16,768
Toshiba Machine Co., Ltd.                                6,000           55,088
Tsubakimoto Chain Co.                                   12,000           71,000
                                                                   ------------
Total Machinery-Diversified                                           1,004,901
                                                                   ------------
Metal Fabricate/Hardware--2.2%
Kitz Corp.                                               6,000           50,254
Maruichi Steel Tube Ltd.                                 9,900          273,351
MISUMI Group, Inc.                                       3,000           57,404
Nachi-Fujikoshi Corp.                                   12,000           66,669
Oiles Corp.                                              1,200           29,608
Onoken Co., Ltd.                                         2,400           26,809
Ryobi Ltd.                                               6,000           51,664
Toho Zinc Co., Ltd. (a)                                  6,000           56,951
Tsubaki Nakashima Co., Ltd.                              4,200           65,209
                                                                   ------------
Total Metal Fabricate/Hardware                                          677,919
                                                                   ------------
Mining--0.9%
Nippon Denko Co., Ltd.                                  12,000           49,650
Nippon Light Metal Co., Ltd.                            36,000           92,149
Pacific Metals Co., Ltd.                                12,000          117,527
Sumitomo Light Metal Industries Ltd.                     6,000           12,438
                                                                   ------------
Total Mining                                                            271,764
                                                                   ------------
Miscellaneous Manufacturing--2.0%
Achilles Corp.                                          12,000           20,041
Amano Corp.                                              7,100           89,023
Bando Chemical Industries Ltd.                           6,000           28,601
Kureha Corp.                                            18,000           82,632
Mitsubishi Plastics, Inc.                               12,000           34,140
Mitsuboshi Belting Ltd.                                  6,000           36,255

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Nikkiso Co., Ltd.                                        6,000     $     46,276
Nippon Valqua Industries Ltd.                           12,000           40,485
Okamoto Industries, Inc.                                12,000           43,305
Pentax Corp.                                             6,000           37,766
Shin-Etsu Polymer Co., Ltd.                              2,400           33,536
Tenma Corp.                                              1,800           32,403
Tokai Rubber Industries, Inc.                            4,200           71,378
                                                                   ------------
Total Miscellaneous Manufacturing                                       595,841
                                                                   ------------
Office Furnishings--0.6%
Inaba Seisakusho Co., Ltd.                               1,800           27,448
Kokuyo Co., Ltd.                                         5,400           85,246
Okamura Corp.                                            6,000           63,950
                                                                   ------------
Total Office Furnishings                                                176,644
                                                                   ------------
Office/Business Equipment--0.1%
Canon Finetech, Inc.                                     1,800           35,424
                                                                   ------------
Oil & Gas--0.0%
AOC Holdings, Inc.                                         800           13,099
                                                                   ------------
Packaging & Containers--0.2%
Fuji Seal International, Inc.                            1,200           29,357
Nihon Yamamura Glass Co., Ltd.                          12,000           32,529
                                                                   ------------
Total Packaging & Containers                                             61,886
                                                                   ------------
Pharmaceuticals--2.6%
Alfresa Holdings Corp.                                   2,300          138,786
Fuso Pharmaceutical Industries, Ltd.                     6,000           17,372
Kaken Pharmaceutical Co., Ltd.                           2,000           15,593
Kissei Pharmaceutical Co., Ltd.                          6,000          101,716
Kobayashi Pharmaceutical Co., Ltd.                       1,800           67,072
Miraca Holdings, Inc.                                    4,100           94,281
Mochida Pharmaceutical Co., Ltd.                         6,000           51,211
Nippon Shinyaku Co., Ltd.                                6,000           50,707
Seikagaku Corp. (a)                                      4,200           42,368
SSP Co., Ltd.                                           12,000           70,698
Toho Pharmaceutical Co., Ltd.                            1,200           21,753
Torii Pharmaceutical Co., Ltd.                           1,800           27,947
Towa Pharmaceutical Co., Ltd.                            1,200           39,075
ZERIA Pharmaceutical Co., Ltd.                           6,000           54,282
                                                                   ------------
Total Pharmaceuticals                                                   792,861
                                                                   ------------
Real Estate--2.4%
Arnest One Corp.                                         3,600           53,507
Diamond City Co., Ltd.                                   2,400          107,759
Goldcrest Co., Ltd.                                      1,190           61,320
Heiwa Real Estate Co., Ltd.                              9,000           50,908
Iida Home Max                                            3,600           61,483
Japan General Estate Co., Ltd. (The)                     2,400           68,885
Meiwa Estate Co., Ltd.                                   1,800           27,645
Ryowa Life Create Co., Ltd. (a)                          7,100           56,249
Shoei Co., Ltd.                                          1,240           34,238
Sumitomo Real Estate Sales Co., Ltd.                       830           63,040
TOC Co., Ltd.                                           18,000           90,638
Touei Housing Corp.                                      3,000           49,373
                                                                   ------------
Total Real Estate                                                       725,045
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Retail--5.6%
AOKI Holdings, Inc.                                      2,400     $     42,600
Arcs Co., Ltd.                                           5,400           63,447
Belluna Co., Ltd.                                        1,500           22,257
Best Denki Co., Ltd.                                    15,000           93,533
Chiyoda Co., Ltd.                                        3,600           73,115
Circle K Sunkus Co. Ltd.                                 4,500           79,875
Culture Convenience Club Co., Ltd.                       2,400           17,624
Don Quijote Co., Ltd.                                    1,800           34,367
Edion Corp.                                              4,200           62,213
Gigas K's Denki Corp.                                    1,200           35,148
Gulliver International Co., Ltd.                           860           71,886
Hankyu Department Stores, Inc.                          12,000           99,902
Heiwado Co., Ltd. (a)                                    3,000           49,776
Izumiya Co., Ltd.                                        6,000           42,852
Kasumi Co., Ltd.                                         6,000           33,838
Kojima Co., Ltd. (a)                                     2,400           19,880
Komeri Co., Ltd.                                         2,400           70,094
Konaka Co., Ltd.                                         1,220           17,355
Life Corp.                                               2,400           34,886
Matsumotokiyoshi Co., Ltd.                               3,000           66,594
Ministop Co., Ltd.                                       2,400           40,989
MOS Food Services, Inc.                                  2,400           32,247
Nishimatsuya Chain Co., Ltd. (a)                         1,800           33,914
Parco Co., Ltd.                                          4,200           47,902
Plenus Co., Ltd.                                         2,300           47,581
Point, Inc.                                                640           42,002
Right On Co., Ltd. (a)                                   1,200           46,427
Seiko Corp.                                              6,000           37,565
Senshukai Co., Ltd.                                      6,000           61,030
Shimachu Co., Ltd.                                       1,800           52,117
Sundrug Co., Ltd.                                        3,000           66,342
USS Co., Ltd.                                            1,670          108,618
Xebio Co., Ltd.                                          1,200           37,665
Yellow Hat Ltd.                                          2,400           20,283
                                                                   ------------
Total Retail                                                          1,705,924
                                                                   ------------
Semiconductors--0.3%
Mimasu Semiconductor Industry Co., Ltd.                  4,200           81,423
                                                                   ------------
Software--2.0%
Capcom Co., Ltd.                                         5,400           97,210
Fuji Soft ABC, Inc.                                      1,200           28,400
Hitachi Software Engineering Co., Ltd. (a)               3,600           64,504
Koei Co., Ltd. (a)                                       7,100          120,065
NEC Mobiling Ltd.                                        1,800           30,968
Nihon Unisys Ltd.                                        2,400           39,176
Nippon System Development Co., Ltd.                      1,200           38,068
OBIC Business Consultants Ltd.                           1,200           82,179
Sumisho Computer Systems Corp.                           3,600           82,330
Trans Cosmos, Inc.                                       1,800           37,615
                                                                   ------------
Total Software                                                          620,515
                                                                   ------------
Storage/Warehousing--0.4%
Mitsui-Soko Co., Ltd.                                    6,000           34,745
Sumitomo Warehouse Co., Ltd. (The)                      12,000           91,544
                                                                   ------------
Total Storage/Warehousing                                               126,289
                                                                   ------------
Telecommunications--1.0%
Denki Kogyo Co., Ltd.                                    6,000           55,692
Hitachi Kokusai Electric, Inc.                           6,000           74,928
INVOICE, INC. (a)                                        1,845           50,323
Nippon Denwa Shisetsu Co., Ltd.                          6,000           21,048

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Oki Electric Industry Co., Ltd.                         30,000     $     66,720
Uniden Corp.                                             6,000           40,938
                                                                   ------------
Total Telecommunications                                                309,649
                                                                   ------------


Textiles--1.3%
Kurabo Industries Ltd.                                  18,000           46,679
Nisshinbo Industries, Inc.                              12,000          124,174
Nitto Boseki Co., Ltd.                                  12,000           41,794
Toyobo Co., Ltd.                                        58,000          174,748
Unitika Ltd.                                             8,000           10,138
                                                                   ------------
Total Textiles                                                          397,533
                                                                   ------------
Toys/Games/Hobbies--0.1%
TOMY Co., Ltd. (a)                                       6,500           43,913
                                                                   ------------
Transportation--3.4%
Daiichi Chuo Kisen Kaisha                               30,000           72,259
Fukuyama Transporting Co., Ltd.                         24,000           90,840
Hitachi Transport System Ltd.                            7,700           80,454
Iino Kaiun Kaisha, Ltd.                                 11,100          107,408
Keisei Electric Railway Co., Ltd.                       12,000           68,180
Kintetsu World Express, Inc.                             1,200           29,105
Maruzen Showa Unyu Co., Ltd.                             6,000           20,394
Nippon Konpo Unyu Soko Co., Ltd.                         6,000           72,863
Nishi-Nippon Railroad Co., Ltd.                         24,000           88,423
Sagami Railway Co., Ltd.                                30,000          100,206
Sankyu, Inc.                                             6,000           35,349
Seino Holdings Corp.                                    12,000          112,592
Senko Co., Ltd.                                         12,000           40,787
Shinwa Kaiun Kaisha, Ltd.                               24,000           95,271
Tonami Transportation Co., Ltd.                          6,000           14,804
                                                                   ------------
Total Transportation                                                  1,028,935
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $29,238,281)                                                  30,102,825
                                                                   ------------
SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND--0.4%
United States --0.4%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $103,859)                                       103,859          103,859
                                                                   ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--2.7%
MONEY MARKET FUNDS (c)--2.7%
UBS Enhanced Yield Portfolio, 5.23%                    403,549          403,549
UBS Private Money Market Fund LLC, 5.21%               418,084          418,084
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $821,633) (d)                                                    821,633
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--102.6%
(Cost: $30,163,773) (e)                                              31,028,317

Liabilities in Excess of Foreign Cash and Other Assets--(2.6)%         (778,887)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 30,249,430
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $777,699 and the total market value of the collateral held by the Fund was $821,633.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Industrial                                  27.7%
Consumer Cyclical                           24.2%
Consumer Non-Cyclical                       17.4%
Financial                                   14.2%
Basic Materials                              9.4%
Technology                                   4.0%
Communications                               1.4%
Utilities                                    1.2%
Energy                                       0.0% #
Short-Term Investment                        0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Portfolio of Investments (unaudited)
WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Australia--58.3%
A.B.C. Learning Centres Ltd. (a)                         12,048    $     79,768
Adelaide Bank Ltd. (a)                                    6,561          64,332
Adelaide Brighton Ltd.                                   32,417          71,798
Alinta Ltd.                                              14,839         138,248
Allco Finance Group Ltd.                                  7,512          76,144
Alumina Ltd.                                             23,202         115,945
Amcor Ltd.                                               24,176         138,152
AMP Ltd.                                                 43,658         347,553
APN News & Media Ltd. (a)                                16,148          77,003
Aristocrat Leisure Ltd.                                   7,487          93,830
Australia & New Zealand Banking Group Ltd.               55,121       1,225,622
Australian Pipeline Trust                                 8,486          28,092
Australian Stock Exchange Ltd.                            4,029         121,151
AWB Ltd.                                                 31,549          76,590
AXA Asia Pacific Holdings Ltd.                           21,652         124,412
Bank of Queensland Ltd.                                   5,949          73,008
Baycorp Advantage Ltd.                                   25,394          52,641
Bendigo Bank Ltd.                                         6,668          73,212
BHP Billiton Ltd.                                        36,894         735,719
Billabong International Ltd. (a)                          5,792          79,435
BlueScope Steel Ltd.                                     29,512         200,513
Boral Ltd.                                               15,425          92,765
Brambles Industries Ltd.*                                24,027         242,975
Caltex Australia Ltd.                                     4,683          84,896
Challenger Financial Services Group Ltd.                 24,839          80,662
Coates Hire Ltd.                                         13,460          62,064
Coca-Cola Amatil Ltd.                                    24,486         149,767
Cochlear Ltd.                                             1,582          72,322
Coles Myer Ltd.                                          29,426         324,710
Commonwealth Bank of Australia                           42,428       1,654,696
Computershare Ltd.                                       10,483          73,538
Corporate Express Australia Ltd.                         13,230          62,567
CSL Ltd.                                                  1,524          78,524
CSR Ltd.                                                 23,610          69,785
David Jones Ltd.                                         28,521          93,743
Downer EDI Ltd.                                          10,384          57,211
Energy Resources of Australia Ltd.                        6,841         112,155
Flight Centre Ltd.                                        5,240          69,635
Foster's Group Ltd.                                      53,064         289,429
Harvey Norman Holdings Ltd.                              20,645          61,835
Iluka Resources Ltd.                                     12,423          65,116
Insurance Australia Group Ltd.                           59,293         296,766
John Fairfax Holdings Ltd.                               32,154         122,410
Leighton Holdings Ltd.                                    5,892          93,903
Lend Lease Corp. Ltd.                                    12,171         176,898
Lion Nathan Ltd.                                         14,879          95,697
Macquarie Bank Ltd.                                       4,533         282,010
Metcash Ltd.                                             19,266          70,916
Minara Resources Ltd.                                     5,189          23,926
National Australia Bank Ltd.                             49,835       1,586,908
Newcrest Mining Ltd.                                      4,111          85,382
Nufarm Ltd. (a)                                           7,906          64,496
OneSteel Ltd.                                            21,642          79,832
Orica Ltd.                                                5,279         101,110
Origin Energy Ltd.                                       13,779          89,817
PaperlinX Ltd.                                           25,870          80,136
Perpetual Ltd. (a)                                        1,217          75,022
Promina Group Ltd.                                       30,189         164,661
Publishing & Broadcasting Ltd.                           13,990         235,425
Qantas Airways Ltd.                                      87,751         361,043
QBE Insurance Group Ltd.                                 15,294         347,779
Rinker Group Ltd.                                         8,406         119,592
Rio Tinto Ltd. (a)                                        4,420         258,850

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Rural Press Ltd.                                          7,601    $     79,083
Santos Ltd.                                              14,359         111,706
Seek Ltd. (a)                                            18,346          85,027
Seven Network Ltd. (a)                                    9,740          86,981
Sigma Pharmaceuticals Ltd.                               32,417          76,398
Sims Group Ltd.                                           4,703          74,954
Smorgon Steel Group Ltd.                                 39,801          58,350
Sonic Healthcare Ltd.                                     5,852          68,635
St.George Bank Ltd.                                      17,457         454,067
Suncorp-Metway Ltd. (a)                                  18,947         303,907
Symbion Health Ltd.                                      26,648          79,815
TABCORP Holdings Ltd.                                    20,673         274,562
Telstra Corp. Ltd. (a)                                  369,228       1,204,846
Ten Network Holdings Ltd.                                27,648          71,696
Toll Holdings Ltd.                                        5,557          80,023
Transfield Services Ltd.                                 10,689          80,796
United Group Ltd.                                         6,128          67,380
Washington H. Soul Pattinson & Co., Ltd.                  9,730          67,182
Wesfarmers Ltd.                                          14,889         440,552
West Australian Newspapers Holdings Ltd.                  9,415          86,676
Westpac Banking Corp.                                    55,967       1,069,303
Woodside Petroleum Ltd.                                  10,313         309,786
Woolworths Ltd.                                          24,536         462,209
                                                                   ------------
Total Australia                                                      18,298,076
                                                                   ------------
Hong Kong--27.1%
Bank of East Asia Ltd.                                   33,016         187,001
Beijing Enterprises Holdings Ltd.                        10,004          21,379
BOC Hong Kong (Holdings) Ltd.                           242,626         658,254
Cathay Pacific Airways Ltd.                              84,000         207,158
Cheung Kong (Holdings) Ltd.                              25,015         307,973
China Merchants Holdings (International) Co., Ltd.       22,009          90,274
China Mobile Ltd.                                       214,113       1,850,063
China National Aviation Co., Ltd.                        30,000          10,724
China Netcom Group Corp., Ltd.                           10,004          26,820
China Overseas Land & Investment Ltd.                    50,026          67,154
China Power International Development Ltd.               44,000          24,158
China Resources Enterprise, Ltd.                         24,009          68,996
China Resources Power Holdings Co.                       30,017          45,312
China Travel International Investment Hong Kong Ltd.    100,052          32,676
China Unicom Ltd.                                        90,047         131,992
Chong Hing Bank Ltd.                                     10,000          22,270
CITIC International Financial Holdings Ltd. (a)          70,039          62,859
CITIC Pacific Ltd.                                       50,026         172,709
CLP Holdings Ltd.                                        60,031         443,830
CNOOC Ltd.                                              269,140         255,739
Dah Sing Banking Group Ltd.                              10,004          22,588
Dah Sing Financial Holdings Ltd.                          1,999          18,108
Denway Motors Ltd.                                      100,052          40,524
Guangdong Investment Ltd.                                70,039          31,610
Guangzhou Investment Co., Ltd.                           40,022          11,270
Hang Lung Group Ltd.                                     20,009          60,846
Hang Lung Properties Ltd.                                65,033         163,058
Hang Seng Bank Ltd.                                      50,027         683,773
Henderson Investment Ltd.                                30,017          55,424
Henderson Land Development Co., Ltd.                     21,009         117,508
Hong Kong & China Gas Co., Ltd. (The)                    20,009          45,023
Hong Kong Aircraft Engineering Co., Ltd.                  1,999          27,245
Hong Kong Exchanges and Clearing Ltd.                    10,004         109,980
Hongkong & Shanghai Hotels Ltd. (The)                    15,006          25,353
Hongkong Electric Holdings Ltd.                          47,525         232,820
Hopewell Holdings Ltd.                                   15,006          52,675
Hung Hing Printing Group Ltd.                            30,017          16,905
Hutchison Whampoa Ltd.                                   51,026         518,642
Hysan Development Co. Ltd.                               10,004          26,177

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
i-CABLE Communications Ltd.                              84,000    $     19,657
Industrial & Commercial Bank of China Ltd.               25,015          48,246
Kowloon Development Co., Ltd.                            10,000          17,744
Lenovo Group Ltd.                                        80,043          32,523
MTR Corp.                                                59,530         149,720
New World Development Co. Ltd.                           40,022          80,587
Oriental Press Group Ltd.                                90,047          16,325
PCCW Ltd.                                               105,054          63,892
Shanghai Industrial Holdings Ltd.                        15,006          31,952
Shaw Brothers (Hong Kong) Ltd.                           15,006          25,971
Shenzhen Investment Ltd.                                 30,017          12,505
Shun TAK Holdings Ltd.                                   10,004          15,307
Silver Grant International Industries Ltd.               30,017           7,912
Singamas Container Holdings Ltd.                         46,000          20,997
Sino Land Co. Ltd.                                       40,022          93,452
Sun Hung Kai & Co., Ltd.                                 25,015          25,217
Sun Hung Kai Properties Ltd.                             34,019         390,832
Swire Pacific Ltd. Class A                               12,506         134,350
Swire Pacific Ltd. Class B                               40,020          81,715
Techtronic Industries Co.                                12,506          16,209
Television Broadcasts Ltd.                                5,002          30,550
Wharf (Holdings) Ltd. (The)                              30,017         110,963
Wheelock & Co., Ltd.                                     10,004          19,012
Wheelock Properties Ltd.                                 25,015          23,094
Wing Hang Bank Ltd.                                       5,002          58,849
Wing Lung Bank Ltd.                                       4,504          47,199
                                                                   ------------
Total Hong Kong                                                       8,521,650
                                                                   ------------
New Zealand--3.3%
Air New Zealand Ltd.                                     29,756          39,654
Auckland International Airport Ltd.                      35,815          55,304
CanWest MediaWorks (NZ) Ltd.                              7,084          10,939
Contact Energy Ltd.                                      10,954          64,261
Fisher & Paykel Appliances Holdings Ltd.                  8,172          22,126
Fisher & Paykel Healthcare Corp.                          9,516          28,583
Fletcher Building Ltd.                                   13,495         105,144
Freightways Ltd.                                          4,285          13,747
Hallenstein Glasson Holdings Ltd.                         3,066          11,414
Infratil Ltd.                                             4,101          15,759
Mainfreight Ltd.                                          1,187           6,696
New Zealand Refining Co., Ltd. (The)                      8,595          39,392
Nuplex Industries Ltd.                                    2,621          13,676
PGG Wrightson Ltd.                                        8,963          10,364
Port of Tauranga Ltd.                                     3,739          15,686
Pumpkin Patch Ltd.                                        2,472           8,105
Ryman Healthcare Ltd.                                     1,022           7,747
Sanford Ltd.                                              3,229          11,839
Sky City Entertainment Group Ltd.                        13,854          50,210
Steel & Tube Holdings Ltd.                                4,508          15,416
Telecom Corp. of New Zealand Ltd.                       119,925         410,957
Tourism Holdings Ltd.                                     4,598           6,484
Vector Ltd.                                              16,672          29,624
Warehouse Group Ltd. (The)                                9,026          45,822
                                                                   ------------
Total New Zealand                                                     1,038,949
                                                                   ------------
Singapore--11.2%
Allgreen Properties Ltd.                                 25,000          21,345
Ascendas Real Estate Investment Trust                    35,000          60,907
Ascott Group Ltd. (The)                                   2,000           2,099
CapitaMall Trust Management Ltd.                         30,000          56,899
Cerebos Pacific Ltd.                                      5,000          11,406
Chuan Hup Holdings Ltd.                                  90,000          18,477
City Developments Ltd.                                    5,000          41,387
ComfortDelgro Corp., Ltd.                                40,000          41,974

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Cosco Corp. (Singapore) Ltd.                             15,000    $     22,486
Creative Technology Ltd.                                  2,000          13,296
DBS Group Holdings Ltd.                                  34,000         500,815
Delong Holdings Ltd.                                    159,000          13,990
Elec & Eltek International Co., Ltd.                      5,000          13,950
Fortune Real Estate Investment Trust                     29,000          22,000
Fraser and Neave Ltd.                                    20,070          58,864
Great Eastern Holdings Ltd.                               5,000          55,400
Guocoland Ltd.                                           10,000          16,881
Haw Par Corp., Ltd.                                       5,000          23,138
Hi-P International Ltd.                                  15,000           8,506
Hong Leong Finance Ltd.                                  10,000          24,897
Hotel Plaza Ltd.                                         14,000          14,326
Hotel Properties Ltd.                                     9,000          15,838
Jardine Cycle & Carriage Ltd.                             4,000          38,584
Jaya Holdings Ltd.                                       20,000          19,292
Keppel Corp. Ltd.                                         6,000          68,826
Keppel Land Ltd.                                          5,000          22,486
Keppel Telecommunications & Transportation Ltd.          10,000          10,428
Kim Eng Holdings Ltd.                                    14,000          12,592
Labroy Marine Ltd.                                       15,000          18,380
Macquarie MEAG Prime Real Estate Investment Trust        20,000          15,251
Mapletree Logistics Trust                                20,000          15,512
Metro Holdings Ltd.                                      25,000          13,850
MobileOne Ltd.                                           30,000          42,039
Oversea-Chinese Banking Corp. Ltd.                       55,000         276,022
Parkway Holdings Ltd.                                    15,000          30,698
Petra Foods Ltd.                                         15,000          17,598
Raffles Education Corp., Ltd.                            11,000          12,690
SBS Transit Ltd.                                          7,500          11,878
SembCorp Industries Ltd.                                 20,000          50,055
SembCorp Marine Ltd.                                     20,000          44,320
SIA Engineering Co., Ltd.                                10,000          28,026
Singapore Airlines Ltd.                                  19,000         216,711
Singapore Airport Terminal Services Ltd.                 20,000          32,588
Singapore Exchange Ltd.                                  10,000          37,150
Singapore Land Ltd.                                       5,000          28,026
Singapore Petroleum Co., Ltd.                             5,000          14,208
Singapore Post Ltd.                                      55,000          39,073
Singapore Press Holdings Ltd.                            30,000          83,686
Singapore Technologies Engineering Ltd.                  20,000          40,149
Singapore Telecommunications Ltd.                       244,450         522,581
SMRT Corp. Ltd.                                          45,000          34,902
StarHub Ltd.                                             39,000          66,851
Straits Trading Co., Ltd.                                 5,000          11,406
Suntec Real Estate Investment Trust                      35,000          41,517
Unisteel Technology Ltd.                                  9,000          14,958
United Overseas Bank Ltd.                                30,000         379,326
UOB Kay Hian Holdings Ltd.                               20,000          17,207
UOL Group Ltd.                                           10,000          28,287
Venture Corp., Ltd.                                       4,000          35,195
Want Want Holdings Ltd.                                  10,000          16,300
WBL Corp., Ltd. (a)                                       5,000          14,599
Wheelock Properties (Singapore) Ltd.                     10,000          14,665
Wing Tai Holdings Ltd.                                   10,000          14,860
                                                                   ------------
Total Singapore                                                       3,511,653
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $28,362,662)                                                  31,370,328
                                                                   ------------

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
RIGHTS*--0.0%
Singapore--0.0%
Allgreen Properties Ltd., expiring 1/09/07
(Cost: $0)                                               12,500    $      5,785
                                                                   ------------

TOTAL LONG-TERM INVESTMENTS
(Cost: $28,362,662)                                                  31,376,113
                                                                   ------------
SHORT-TERM INVESTMENT--1.1%
MONEY MARKET FUND--1.1%
United States--1.1%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $337,901)                                        337,901         337,901
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--1.7%
MONEY MARKET FUNDS (c)--1.7%
UBS Enhanced Yield Portfolio, 5.23%                     403,372         403,372
UBS Private Money Market Fund LLC, 5.21%                144,286         144,286
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $547,658) (d)                                                    547,658
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--102.7%
(Cost: $29,248,221) (e)                                              32,261,672

Liabilities in Excess of Foreign Cash and Other Assets--(2.7)%         (863,473)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 31,398,199
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $519,211 and the total market value of the collateral held by the Fund was $547,658.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                             43.9%
Communications                                        17.0%
Industrial                                             7.5%
Consumer Non-Cyclical                                  7.3%
Consumer Cyclical                                      6.9%
Basic Materials                                        6.0%
Diversified                                            4.6%
Utilities                                              3.3%
Energy                                                 3.0%
Technology                                             0.4%
Short-Term Investment                                  1.1%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Portfolio of Investments (unaudited)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Australia--86.7%
Adelaide Bank Ltd. (a)                                   21,943    $    215,156
Adelaide Brighton Ltd.                                  108,990         241,396
Alesco Corp., Ltd. (a)                                   22,041         200,481
Alinta Ltd.                                              67,791         631,576
Amcor Ltd.                                              107,668         615,263
Austereo Group Ltd.                                     121,146         203,388
Australia & New Zealand Banking Group Ltd.              164,318       3,653,629
Australian Pharmaceutical Industries Ltd.                89,195         156,074
Australian Pipeline Trust                                64,051         212,037
AWB Ltd.                                                 94,731         229,974
Baycorp Advantage Ltd.                                   12,037          24,952
BlueScope Steel Ltd.                                    124,922         848,756
Bradken Ltd.                                             11,320          71,379
City Pacific Ltd. (a)                                    75,174         263,672
Coca-Cola Amatil Ltd.                                   108,433         663,223
Colorado Group Ltd.                                      13,151          41,773
Commonwealth Bank of Australia                          106,830       4,166,384
Consolidated Minerals Ltd. (a)                           93,806         160,445
Crane Group Ltd. (a)                                     17,051         178,478
CSR Ltd.                                                111,973         330,964
David Jones Ltd.                                        105,516         346,809
Flight Centre Ltd. (a)                                   24,634         327,362
Futuris Corp., Ltd.                                     120,984         187,858
Galileo Shopping America Trust                          254,969         247,189
Great Southern Plantations Ltd. (a)                      63,656         141,490
GUD Holdings Ltd.                                        26,847         187,061
Gunns Ltd.                                               79,295         185,001
GWA International Ltd.                                   79,908         238,077
Hills Industries Ltd. (a)                                52,119         230,871
Insurance Australia Group Ltd.                          242,126       1,211,857
IWL Ltd.                                                  7,027          25,976
John Fairfax Holdings Ltd. (a)                          150,140         571,584
Jubilee Mines NL (a)                                     33,724         418,920
Just Group Ltd. (a)                                      59,604         173,825
Lend Lease Corp. Ltd.                                    53,897         783,361
Lion Nathan Ltd.                                         70,012         450,297
MacArthur Coal Ltd.                                      59,369         257,371
McGuigan Simeon Wines Ltd.                               20,186          51,550
National Australia Bank Ltd.                            129,973       4,138,765
New Hope Corp. Ltd.                                     178,192         199,440
Oakton Ltd.                                               8,868          32,013
Pacific Brands Ltd.                                     150,641         309,899
Perpetual Ltd. (a)                                        6,085         375,110
Prime Television Ltd.                                     3,268           9,531
Programmed Maintenance Services Ltd.                      8,101          31,735
Promina Group Ltd.                                      132,837         724,538
Qantas Airways Ltd.                                     361,351       1,486,744
Repco Corp., Ltd. (a)                                   105,280         141,484
Ridley Corp., Ltd.                                       24,562          22,554
Rural Press Ltd.                                         26,176         272,341
Salmat Ltd.                                              17,672          57,666
Sims Group Ltd.                                          24,001         382,513
Skilled Group Ltd.                                       10,915          45,167
Smorgon Steel Group Ltd.                                237,787         348,608
Southern Cross Broadcasting Australia Ltd. (a)           20,757         261,443
Spotless Group Ltd. (a)                                  52,086         190,491
St.George Bank Ltd.                                      68,303       1,776,601
STW Communications Group Ltd. (a)                        64,557         166,390
Suncorp-Metway Ltd. (a)                                  76,416       1,225,702
Sunland Group Ltd.                                       85,545         243,410
TABCORP Holdings Ltd.                                    84,431       1,121,343

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                                    1,241,400    $  4,050,871
Ten Network Holdings Ltd.                               111,610         289,424
Tishman Speyer Office Fund                               98,296         192,917
Wesfarmers Ltd.                                          58,604       1,734,036
West Australian Newspapers Holdings Ltd.                 42,996         395,829
Westpac Banking Corp.                                   177,340       3,388,251
                                                                   ------------
Total Australia                                                      42,760,275
                                                                   ------------
Hong Kong--0.5%
Fubon Bank (Hong Kong) Ltd.                             126,208          57,771
Hung Hing Printing Group Ltd.                            74,130          41,749
Oriental Press Group Ltd. (a)                           711,146         128,929
                                                                   ------------
Total Hong Kong                                                         228,449
                                                                   ------------
New Zealand--8.1%
Air New Zealand Ltd.                                    228,347         304,304
Auckland International Airport Ltd.                     202,753         313,085
CanWest MediaWorks (NZ) Ltd.                             27,299          42,154
Fisher & Paykel Appliances Holdings Ltd.                 64,119         173,608
Fletcher Building Ltd.                                   65,478         510,162
Freightways Ltd. (a)                                     16,478          52,865
New Zealand Refining Co., Ltd. (The)                     53,601         245,661
Nuplex Industries Ltd.                                   10,082          52,605
Sanford Ltd.                                             12,400          45,465
Sky City Entertainment Group Ltd.                        79,109         286,708
Telecom Corp. of New Zealand Ltd.                       470,789       1,613,293
Warehouse Group Ltd. (The)                               74,391         377,662
                                                                   ------------
Total New Zealand                                                     4,017,572
                                                                   ------------
Singapore--4.6%
Ascendas Real Estate Investment Trust                   193,000         335,860
Chuan Hup Holdings Ltd.                                 778,000         159,728
Fortune Real Estate Investment Trust                     41,000          31,104
Hong Leong Finance Ltd.                                  87,000         216,607
Jaya Holdings Ltd.                                      173,000         166,877
Macquarie MEAG Prime Real Estate Investment Trust        30,000          22,877
MobileOne Ltd.                                          184,000         257,837
Robinson & Co., Ltd.                                     13,510          43,850
SMRT Corp. Ltd.                                         286,000         221,821
StarHub Ltd.                                            201,857         346,011
Suntec Real Estate Investment Trust                     241,000         285,876
UOB-Kay Hian Holdings Ltd.                              197,000         169,484
                                                                   ------------
Total Singapore                                                       2,257,932
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $44,213,331)                                                  49,264,228
                                                                   ------------
SHORT-TERM INVESTMENT--0.9%
MONEY MARKET FUND --0.9%
United States--0.9%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $427,343)                                        427,343         427,343
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2006
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--6.3%
MONEY MARKET FUNDS (c)--6.3%
UBS Enhanced Yield Portfolio, 5.23%                   1,006,565    $  1,006,565
UBS Private Money Market Fund LLC, 5.21%              2,093,825       2,093,825
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $3,100,390) (d)                                                3,100,390
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--107.1%
(Cost: $47,741,064) (e)                                              52,791,961

Liabilities in Excess of Foreign Cash and Other Assets--(7.1)%       (3,495,080)
                                                                   ------------
NET ASSETS--100.0%                                                 $ 49,296,881
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $2,942,687 and the total market value of the collateral held by the Fund was $3,100,390.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                                 47.6%
Communications                                            17.6%
Industrial                                                11.9%
Consumer Cyclical                                         11.1%
Basic Materials                                            4.4%
Consumer Non-Cyclical                                      4.1%
Energy                                                     1.8%
Utilities                                                  1.3%
Technology                                                 0.1%
Short-Term Investment                                      0.9%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--6.2%
AMP Ltd.                                                11,402     $     90,769
Australia & New Zealand Banking Group Ltd.              14,407          320,341
BHP Billiton Ltd.                                        9,632          192,076
Commonwealth Bank of Australia                          11,139          434,422
Macquarie Bank Ltd.                                      1,178           73,286
National Australia Bank Ltd.                            13,010          414,281
QBE Insurance Group Ltd.                                 3,994           90,822
Rinker Group Ltd.                                        2,196           31,243
Rio Tinto Ltd. (a)                                       1,150           67,348
St.George Bank Ltd.                                      4,554          118,452
Telstra Corp. Ltd.                                      98,048          319,945
Westpac Banking Corp.                                   14,624          279,406
Woodside Petroleum Ltd.                                  2,688           80,743
Woolworths Ltd.                                          6,409          120,733
                                                                   ------------
Total Australia                                                       2,633,867
                                                                   ------------
Austria--0.4%
Bank Austria Creditanstalt AG                              477           75,354
Erste Bank der oesterreichischen Sparkassen AG             434           33,250
OMV AG                                                     413           23,413
Telekom Austria AG                                         842           22,539
                                                                   ------------
Total Austria                                                           154,556
                                                                   ------------
Belgium--2.2%
Belgacom S.A.                                            2,849          125,366
Dexia N.V.                                               4,330          118,477
Fortis N.V.                                              9,520          405,731
Groupe Bruxelles Lambert S.A.                              392           47,065
InBev N.V.                                               1,017           66,973
KBC Groep N.V.                                           1,423          174,321
                                                                   ------------
Total Belgium                                                           937,933
                                                                   ------------
Denmark--0.5%
Danske Bank A/S                                          3,621          160,774
Novo Nordisk A/S Class B                                   655           54,515
                                                                   ------------
Total Denmark                                                           215,289
                                                                   ------------
Finland--1.2%
Fortum Oyj                                               7,090          201,569
Nokia Oyj                                               12,150          248,014
UPM-Kymmene Corp.                                        3,157           79,596
                                                                   ------------
Total Finland                                                           529,179
                                                                   ------------
France--15.1%
Accor S.A.                                                 933           72,219
Assurances Generales de France                             884          137,668
AXA S.A.                                                11,459          463,437
BNP Paribas                                              4,295          468,097
Bouygues S.A.                                            1,227           78,683
Carrefour S.A.                                           2,786          168,773
Christian Dior S.A.                                        476           50,685
Cie de Saint-Gobain S.A.                                 1,430          120,023
CNP Assurances  S.A.                                       525           58,568
Credit Agricole S.A.                                     3,138          131,834
France Telecom S.A.                                     27,085          748,243
Gaz de France                                            2,268          104,226
Groupe Danone                                              856          129,582

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Lafarge S.A.                                               777     $    115,471
Lagardere SCA                                              448           36,036
L'Air Liquide S.A.                                         511          121,222
L'Oreal S.A.                                             1,691          169,245
LVMH Moet Hennessy Louis Vuitton S.A.                    1,262          133,048
Natixis                                                  1,472           41,306
PPR S.A.                                                   699          104,341
Renault S.A.                                             1,624          194,875
Sanofi-Aventis                                           3,882          358,073
Schneider Electric S.A.                                  1,080          119,770
Societe Generale                                         2,084          353,402
Suez S.A.                                                7,552          390,670
TOTAL S.A.                                              13,712          988,145
Vallourec S.A.                                              70           20,335
Veolia Environnement S.A.                                1,080           83,170
VINCI S.A.                                               1,066          136,070
Vivendi S.A.                                             8,064          314,861
                                                                   ------------
Total France                                                          6,412,078
                                                                   ------------
Germany--8.1%
adidas AG                                                  231           11,493
Allianz SE                                               1,409          287,541
BASF AG                                                  2,091          203,626
Bayer AG                                                 2,695          144,496
Bayerische Motoren Werke AG                              1,311           75,218
Beiersdorf AG                                              483           31,285
Commerzbank AG                                           1,458           55,467
Continental AG                                             224           26,023
DaimlerChrysler AG                                       4,955          305,787
Deutsche Bank AG                                         1,269          169,579
Deutsche Boerse AG                                         272           50,006
Deutsche Post AG                                         5,322          160,288
Deutsche Postbank AG                                       469           39,562
Deutsche Telekom AG                                     32,051          584,935
E.ON AG                                                  2,898          392,960
Metro AG                                                   968           61,665
Muenchener Rueckversicherungs AG                           870          149,621
RWE AG                                                   1,888          207,883
SAP AG                                                   1,456           77,297
Siemens AG                                               2,303          228,188
ThyssenKrupp AG                                          1,825           85,889
Volkswagen AG                                              784           88,795
                                                                   ------------
Total Germany                                                         3,437,604
                                                                   ------------
Hong Kong--3.4%
BOC Hong Kong (Holdings) Ltd.                           63,471          172,199
Cheung Kong (Holdings) Ltd.                              6,052           74,510
China Mobile Ltd.                                       56,419          487,493
China Unicom Ltd.                                       24,110           35,341
CLP Holdings Ltd.                                       15,110          111,714
CNOOC Ltd.                                              70,529           67,017
Hang Seng Bank Ltd.                                     13,395          183,084
Hong Kong & China Gas Co., Ltd. (The)                    7,052           15,868
Hutchison Whampoa Ltd.                                  14,110          143,417
MTR Corp.                                               14,110           35,487
Sun Hung Kai Properties Ltd.                             9,052          103,995
                                                                   ------------
Total Hong Kong                                                       1,430,125
                                                                   ------------
Ireland--0.7%
Allied Irish Banks PLC                                   4,155          123,935
Anglo Irish Bank Corp. PLC                               1,010           20,843

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Bank of Ireland                                          4,253     $     98,144
CRH PLC                                                  1,052           43,808
                                                                   ------------
Total Ireland                                                           286,730
                                                                   ------------
Italy--7.3%
Assicurazioni Generali SpA                               2,548          111,785
Autostrade SpA                                           1,017           29,222
Banca Intesa SpA                                        38,172          294,463
Banca Monte dei Paschi di Siena SpA                      6,660           43,055
Capitalia SpA                                           10,798          102,092
Enel SpA                                                43,445          447,713
Eni SpA                                                 30,947        1,039,795
Luxottica Group SpA                                        651           19,985
Mediaset SpA                                             5,287           62,676
Mediobanca SpA                                           3,131           73,862
Sanpaolo IMI SpA                                         6,661          154,590
Telecom Italia SpA                                     113,977          344,177
UniCredito Italiano SpA                                 45,101          394,897
                                                                   ------------
Total Italy                                                           3,118,312
                                                                   ------------
Japan--6.9%
AEON Co., Ltd.                                           2,600           56,187
Astellas Pharma, Inc.                                      700           31,782
Bridgestone Corp.                                          700           15,597
Canon, Inc.                                              2,100          118,082
Chubu Electric Power Co., Inc.                           2,100           62,742
Chugai Pharmaceutical Co., Ltd.                            700           14,422
DENSO CORP                                               1,400           55,457
East Japan Railway Co.                                       7           46,704
Eisai Co., Ltd.                                            700           38,421
Fanuc Ltd.                                                 500           49,180
Fuji Photo Film Co., Ltd.                                  700           28,727
Fujitsu Ltd.                                             6,000           47,031
Hitachi Ltd.                                             7,000           43,590
Honda Motor Co., Ltd.                                    2,800          110,444
Hoya Corp.                                                 400           15,576
Japan Tobacco, Inc.                                          7           33,780
JFE Holdings, Inc.                                         700           36,012
Kansai Electric Power Co., Inc. (The)                    2,100           56,573
Komatsu Ltd.                                             2,300           46,616
Kyocera Corp.                                              500           47,082
Kyushu Electric Power Co., Inc.                          1,400           36,893
Matsushita Electric Industrial Co., Ltd.                 2,000           39,864
Mitsubishi Corp.                                         2,200           41,358
Mitsubishi Electric Corp.                                5,000           45,571
Mitsubishi Estate Co., Ltd.                              1,000           25,849
Mitsubishi UFJ Financial Group, Inc.                         7           86,358
Mitsui & Co., Ltd.                                       2,000           29,877
Mitsui Fudosan Co., Ltd.                                 1,000           24,380
Mizuho Financial Group, Inc.                                 6           42,801
Nikko Cordial Corp.                                      3,500           40,095
Nippon Steel Corp.                                       7,000           40,183
Nippon Telegraph & Telephone Corp.                          21          103,277
Nissan Motor Co., Ltd.                                  11,200          134,695
Nomura Holdings, Inc.                                    2,100           39,566
NTT DoCoMo, Inc.                                            98          154,622
ORIX Corp.                                                  70           20,238
Sharp Corp.                                              2,000           34,409
Shin-Etsu Chemical Co., Ltd.                               700           46,821
SOFTBANK CORP.                                             700           13,600
Sumitomo Chemical Co., Ltd.                              6,000           46,477
Sumitomo Corp.                                           2,800           41,851
Sumitomo Electric Industries Ltd.                          700           10,927
Sumitomo Metal Industries Ltd.                           7,000           30,372

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                        5     $     51,194
Sumitomo Realty & Development Co., Ltd.                  1,000           32,059
Suzuki Motor Corp.                                         700           19,739
T&D Holdings, Inc.                                         350           23,117
Takeda Pharmaceutical Co., Ltd.                          1,400           95,993
Tohoku Electric Power Co., Inc.                          1,400           34,954
Tokyo Electric Power Co., Inc. (The)                     3,500          113,088
Tokyo Gas Co., Ltd.                                      7,000           37,187
Toshiba Corp.                                            7,000           45,529
Toyota Motor Corp.                                       5,600          374,101
                                                                   ------------
Total Japan                                                           2,911,050
                                                                   ------------
Netherlands--4.2%
ABN AMRO Holding N.V.                                   11,584          371,952
AEGON N.V.                                               7,216          137,402
Akzo Nobel N.V.                                          1,059           64,530
European Aeronautic Defence & Space Co. EADS N.V.        2,625           90,344
Heineken N.V.                                              807           38,341
ING Groep N.V.                                          10,938          484,482
Koninklijke Philips Electronics N.V.                     3,145          118,484
Royal KPN N.V.                                          14,195          201,596
STMicroelectronics N.V.                                  1,171           21,726
TNT N.V.                                                 1,367           58,729
Unilever N.V.                                            7,897          215,557
                                                                   ------------
Total Netherlands                                                     1,803,143
                                                                   ------------
Norway--1.1%
DnB NOR ASA                                              7,757          110,256
Norsk Hydro ASA                                          4,226          131,334
Statoil ASA                                              5,492          145,760
Telenor ASA                                              4,226           79,581
                                                                   ------------
Total Norway                                                            466,931
                                                                   ------------
Portugal--0.4%
EDP-Energias de Portugal, S.A.                          16,913           85,641
Portugal Telecom, SGPS, S.A.                             7,496           97,265
                                                                   ------------
Total Portugal                                                          182,906
                                                                   ------------
Singapore--1.0%
DBS Group Holdings Ltd.                                  9,000          132,569
Oversea-Chinese Banking Corp. Ltd.                      14,000           70,260
Singapore Telecommunications Ltd.                       63,500          135,749
United Overseas Bank Ltd.                                8,000          101,154
                                                                   ------------
Total Singapore                                                         439,732
                                                                   ------------
Spain--5.6%
Abertis Infraestructuras S.A. (a)                        1,895           56,224
ACS, Actividades Construccion y Servicios, S.A.            651           36,664
Altadis, S.A.                                              905           47,317
Banco Bilbao Vizcaya Argentaria, Chile, S.A.            14,428          347,025
Banco Popular Espanol, S.A.                              5,081           91,992
Banco Santander Central Hispano S.A.                    30,055          560,397
Cia Espanola De Petroleos, S.A. (a)                        814           63,759
Endesa S.A.                                              4,106          193,997
Gas Natural SDG, S.A.                                    1,902           75,217
Grupo Ferrovial S.A.                                       266           25,939
Iberdrola, S.A.                                          3,889          169,847
Inditex S.A.                                               777           41,814
Repsol YPF, S.A.                                         4,316          149,112

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Telefonica S.A.                                         22,024     $    468,156
Union Fenosa S.A.                                          863           42,675
                                                                   ------------
Total Spain                                                           2,370,135
                                                                   ------------
Sweden--2.9%
AB Volvo Class B                                         1,410           97,153
Atlas Copco AB Class A                                   4,010          134,780
H&M Hennes & Mauritz AB Class B                          3,521          178,031
Nordea Bank AB                                          14,110          217,537
Sandvik AB                                               4,226           61,448
Skandinaviska Enskilda Banken AB                         2,821           89,664
Svenska Handelsbanken AB Class A                         2,821           85,335
Swedbank AB Class A                                      2,821          102,443
Telefonaktiebolaget LM Ericsson Class B                 35,262          142,481
TeliaSonera AB                                          17,631          144,928
                                                                   ------------
Total Sweden                                                          1,253,800
                                                                   ------------
Switzerland--4.9%
Adecco S.A.                                                315           21,483
Credit Suisse Group                                      4,631          323,415
Holcim Ltd.                                                525           48,040
Nestle S.A.                                              1,336          473,898
Novartis AG                                              6,080          349,897
Roche Holding AG                                         1,206          215,869
Swiss Reinsurance Co.                                    1,318          111,858
Swisscom AG                                                355          134,139
UBS AG                                                   6,610          400,975
                                                                   ------------
Total Switzerland                                                     2,079,574
                                                                   ------------
United Kingdom--27.6%
Anglo American PLC                                       5,172          252,150
Associated British Foods PLC                             2,744           44,333
AstraZeneca PLC                                          5,679          304,985
Aviva PLC                                               12,849          206,712
BAE SYSTEMS PLC                                         12,154          101,274
Barclays PLC                                            41,016          586,004
BG Group PLC                                             4,617           62,621
BHP Billiton PLC                                         6,015          110,012
BP PLC                                                  94,066        1,044,775
British American Tobacco PLC                            10,798          301,995
British Land Co. PLC                                       996           33,411
British Sky Broadcasting PLC                             5,336           54,514
BT Group PLC                                            58,855          347,292
Cadbury Schweppes PLC                                    7,622           81,524
Centrica PLC                                            18,380          127,522
Diageo PLC                                              14,314          280,847
GlaxoSmithKline PLC                                     24,831          653,156
HBOS PLC                                                22,346          495,074
HSBC Holdings PLC                                       69,065        1,258,437
Imperial Tobacco Group PLC                               3,453          135,837
Legal & General Group PLC                               52,462          161,715
Lloyds TSB Group PLC                                    55,927          625,549
Man Group PLC                                            4,842           49,539
Marks & Spencer Group PLC                                5,250           73,672
National Grid PLC                                       17,657          254,688
Old Mutual PLC                                          25,281           86,217
Prudential PLC                                           9,387          128,511
Reckitt Benckiser PLC                                    1,965           89,761
Reed Elsevier PLC                                        5,208           57,131
Rio Tinto PLC                                            2,513          133,680
Royal Bank of Scotland Group (The) PLC                  16,561          645,977
Royal Dutch Shell PLC Class A                           18,618          655,993
Royal Dutch Shell PLC Class B                           13,066          457,741

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
SABMiller PLC                                            4,414     $    101,507
Scottish & Southern Energy PLC                           5,081          154,534
Scottish Power PLC                                       9,513          139,265
Shire PLC                                                  322            6,674
Standard Chartered PLC                                   4,976          145,303
Tesco PLC                                               28,021          221,833
Unilever PLC                                             7,062          197,370
Vodafone Group PLC                                     275,638          763,343
Wolseley PLC                                             1,881           45,392
WPP Group PLC                                            2,324           31,407
Xstrata PLC                                                800           39,926
                                                                   ------------
Total United Kingdom                                                 11,749,203
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $36,923,608)                                                  42,412,147
                                                                   ------------
SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND--0.6%
United States--0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $234,458)                                       234,458          234,458
                                                                   ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--0.3%
MONEY MARKET FUNDS(c) --0.3%
UBS Enhanced Yield Portfolio, 5.23%                    104,386          104,386
UBS Private Money Market Fund LLC, 5.21%                17,103           17,103
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $121,489) (d)                                                    121,489
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--100.6%
(Cost: $37,279,555) (e)                                              42,768,094

Liabilities in Excess of Foreign Cash and Other Assets--(0.6)%         (244,279)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 42,523,815
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $115,650 and the total market value of the collateral held by the Fund was $121,489.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

WisdomTree International LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                   36.9%
Communications                              14.7%
Consumer Non-Cyclical                       12.5%
Energy                                      11.6%
Utilities                                    7.8%
Industrial                                   5.8%
Consumer Cyclical                            5.0%
Basic Materials                              4.0%
Diversified                                  0.8%
Technology                                   0.6%
Short-Term Investment                        0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--14.6%
AMP Ltd.                                               194,011     $  1,544,486
Australia & New Zealand Banking Group Ltd.              94,253        2,095,726
Commonwealth Bank of Australia                          57,470        2,241,337
Macquarie Bank Ltd.                                     26,052        1,620,763
National Australia Bank Ltd.                            67,755        2,157,541
QBE Insurance Group Ltd.                                65,526        1,490,033
St.George Bank Ltd.                                     92,942        2,417,476
Telstra Corp. Ltd. (a)                               1,278,819        4,172,974
Westpac Banking Corp.                                  109,175        2,085,893
Woodside Petroleum Ltd.                                 28,443          854,379
Woolworths Ltd.                                         86,657        1,632,442
                                                                   ------------
Total Australia                                                      22,313,050
                                                                   ------------
Belgium--3.3%
Belgacom S.A.                                           55,293        2,433,078
Dexia N.V.                                              39,131        1,070,702
Fortis N.V.                                             35,960        1,532,572
                                                                   ------------
Total Belgium                                                         5,036,352
                                                                   ------------
Denmark--1.0%
Danske Bank A/S                                         33,389        1,482,486
                                                                   ------------
Finland--2.5%
Fortum Oyj                                              76,146        2,164,839
UPM-Kymmene Corp.                                       63,942        1,612,144
                                                                   ------------
Total Finland                                                         3,776,983
                                                                   ------------
France--7.9%
Assurances Generales de France                           8,916        1,388,513
AXA S.A.                                                28,939        1,170,380
BNP Paribas                                             11,428        1,245,497
Credit Agricole S.A.                                    24,727        1,038,836
France Telecom S.A.                                     82,939        2,291,251
Societe Generale                                         7,614        1,291,170
Suez S.A.                                               27,214        1,407,798
TOTAL S.A.                                              14,627        1,054,084
Vivendi S.A.                                            30,415        1,187,561
                                                                   ------------
Total France                                                         12,075,090
                                                                   ------------
Germany--4.5%
BASF AG                                                 11,645        1,134,017
DaimlerChrysler AG                                      23,735        1,464,754
Deutsche Post AG                                        37,814        1,138,881
Deutsche Telekom AG                                    106,020        1,934,878
E.ON AG                                                  8,680        1,176,981
                                                                   ------------
Total Germany                                                         6,849,511
                                                                   ------------
Hong Kong--4.6%
BOC Hong Kong (Holdings) Ltd.                          766,632        2,079,904
China Netcom Group Corp. (Hong Kong) Ltd.              627,343        1,681,841
CLP Holdings Ltd.                                      255,553        1,889,395
Hang Seng Bank Ltd.                                    103,216        1,410,764
                                                                   ------------
Total Hong Kong                                                       7,061,904
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Ireland--1.8%
Allied Irish Banks PLC                                  46,769     $  1,394,967
Bank of Ireland                                         55,160        1,272,893
                                                                   ------------
Total Ireland                                                         2,667,860
                                                                   ------------
Italy--8.7%
Banca Intesa SpA                                       254,000        1,959,383
Capitalia SpA                                          121,870        1,152,247
Enel SpA                                               228,937        2,359,254
Eni SpA                                                 49,003        1,646,462
Mediaset SpA                                           114,467        1,356,968
Sanpaolo Imi SpA                                        61,607        1,429,791
Telecom Italia SpA                                     707,673        2,136,968
UniCredito Italiano SpA                                138,475        1,212,465
                                                                   ------------
Total Italy                                                          13,253,538
                                                                   ------------
Netherlands--5.0%
ABN AMRO Holding N.V.                                   55,707        1,788,703
Aegon N.V.                                              62,687        1,193,643
ING Groep N.V.                                          28,911        1,280,569
Royal KPN N.V.                                         133,156        1,891,064
Unilever N.V.                                           50,896        1,389,261
                                                                   ------------
Total Netherlands                                                     7,543,240
                                                                   ------------
Norway--0.9%
DnB NOR ASA                                            101,416        1,441,505
                                                                   ------------
Portugal--2.0%
EDP-Energias de Portugal, S.A.                         286,430        1,450,372
Portugal Telecom, SGPS, S.A.                           126,809        1,645,413
                                                                   ------------
Total Portugal                                                        3,095,785
                                                                   ------------
Singapore--3.5%
DBS Group Holdings Ltd.                                 95,000        1,399,335
Oversea-Chinese Banking Corp. Ltd.                     258,000        1,294,792
Singapore Telecommunications Ltd.                      524,500        1,121,267
United Overseas Bank Ltd.                              120,000        1,517,305
                                                                   ------------
Total Singapore                                                       5,332,699
                                                                   ------------
Spain--6.7%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.            47,016        1,130,838
Banco Popular Espanol, S.A.                             66,064        1,196,094
Banco Santander Central Hispano S.A.                    75,437        1,406,576
Endesa S.A. (a)                                         39,211        1,852,612
Gas Natural SDG, S.A.                                   36,920        1,460,051
Iberdrola, S.A.                                         34,303        1,498,139
Telefonica S.A.                                         80,155        1,703,827
                                                                   ------------
Total Spain                                                          10,248,137
                                                                   ------------
Sweden--6.0%
AB Volvo Class B                                        29,163        2,009,404
H&M Hennes & Mauritz AB Class B                         31,013        1,568,099
Nordea Bank AB                                          95,211        1,467,888
Sandvik AB                                              76,758        1,116,093
Svenska Handelsbanken AB Class A                        40,084        1,212,537
Swedbank AB Class A                                     47,200        1,714,044
                                                                   ------------
Total Sweden                                                          9,088,065
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Switzerland--1.0%
Swisscom AG                                              4,034     $  1,524,275
                                                                   ------------
United Kingdom--25.8%
Aviva PLC                                               88,810        1,428,755
BAE SYSTEMS PLC                                        128,263        1,068,760
Barclays PLC                                           125,645        1,795,115
BP PLC                                                  97,277        1,080,439
British American Tobacco PLC                            47,463        1,327,430
BT Group PLC                                           418,928        2,472,013
Centrica PLC                                           262,216        1,819,280
Diageo PLC                                              71,055        1,394,130
GlaxoSmithKline PLC                                     34,623          910,727
HBOS PLC                                                78,960        1,749,354
HSBC Holdings PLC                                       63,930        1,164,873
Imperial Tobacco Group PLC                              38,419        1,511,354
Legal & General Group PLC                              558,355        1,721,136
Lloyds TSB Group PLC                                   243,375        2,722,176
National Grid PLC                                      143,579        2,071,012
Old Mutual PLC                                         339,123        1,156,523
Prudential PLC                                          80,901        1,107,556
Reed Elsevier PLC                                       97,142        1,065,631
Royal Bank of Scotland Group (The) PLC                  45,079        1,758,352
Royal Dutch Shell PLC Class A                           36,276        1,278,161
Scottish & Southern Energy PLC                          65,073        1,979,138
Scottish Power PLC                                     184,528        2,701,394
Standard Chartered PLC                                  36,771        1,073,738
Unilever PLC                                            58,625        1,638,457
Vodafone Group PLC                                     456,074        1,263,037
                                                                   ------------
Total United Kingdom                                                 39,258,541
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $138,830,587)                                                152,049,021
                                                                   ------------

SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
United States--0.5%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $749,363)                                       749,363          749,363
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED-- 1.3%
MONEY MARKET FUNDS(c)-- 1.3%
AIM Liquid Assets Portfolio, 5.21%                      10,125           10,125
AIM Prime Portfolio, 5.21%                              81,487           81,487
UBS Enhanced Yield Portfolio, 5.23%                    514,137          514,137
UBS Private Money Market Fund LLC, 5.21%             1,311,751        1,311,751
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $1,917,500) (d)                                                1,917,500
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES --101.6%
(Cost: $141,497,450) (e)                                            154,715,884

Liabilities in Excess of Foreign Cash and Other Assets --(1.6)%      (2,374,302)
                                                                   ------------

NET ASSETS--100.0%                                                 $152,341,582
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $1,820,441 and the total market value of the collateral held by the Fund was $1,917,500.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                      46.9%
Communications                                 19.6%
Utilities                                      15.7%
Consumer Non-Cyclical                           6.4%
Energy                                          3.9%
Industrial                                      3.5%
Consumer Cyclical                               2.0%
Basic Materials                                 1.8%
Short-Term Investment                           0.5%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-100.0%
Australia--12.1%
Alumina Ltd.                                            29,491     $    147,372
Amcor Ltd.                                              30,714          175,514
Aristocrat Leisure Ltd.                                 13,051          163,560
Australian Stock Exchange Ltd.                           5,561          167,218
AXA Asia Pacific Holdings Ltd.                          29,419          169,041
BlueScope Steel Ltd.                                    37,517          254,901
Brambles Industries Ltd.*                               26,334          266,305
Caltex Australia Ltd.                                    8,530          154,637
Coca-Cola Amatil Ltd.                                   31,115          190,313
Coles Myer Ltd.                                         37,580          414,688
Computershare Ltd.                                      21,102          148,030
CSL Ltd.                                                 3,238          166,837
Foster's Group Ltd.                                     67,444          367,862
Harvey Norman Holdings Ltd.                             44,006          131,805
Insurance Australia Group Ltd.                          75,342          377,092
John Fairfax Holdings Ltd.                              45,648          173,782
Leighton Holdings Ltd.                                   8,376          133,492
Lend Lease Corp. Ltd.                                   15,457          224,658
Lion Nathan Ltd.                                        22,528          144,894
Newcrest Mining Ltd.                                     8,759          181,916
Orica Ltd.                                               7,968          152,613
Origin Energy Ltd. (a)                                  25,244          164,550
Promina Group Ltd.                                      38,358          209,218
Publishing & Broadcasting Ltd.                          17,787          299,321
Qantas Airways Ltd.                                    111,524          458,855
Santos Ltd.                                             18,259          142,046
Sonic Healthcare Ltd.                                    2,609           30,599
Suncorp-Metway Ltd. (a)                                 24,070          386,080
TABCORP Holdings Ltd.                                   26,278          349,002
Wesfarmers Ltd.                                         18,924          559,944
                                                                   ------------
Total Australia                                                       6,906,145
                                                                   ------------
Austria--0.7%
BOEHLER-UDDEHOLM AG                                        859           60,147
Oesterreichische Elektrizitatswirtschafts AG Class A     1,205           64,226
UNIQA Versicherungen AG                                    949           31,398
voestalpine AG                                           1,340           75,574
Wiener Staedtische AG                                      760           53,316
Wienerberger AG                                          1,448           85,923
                                                                   ------------
Total Austria                                                           370,584
                                                                   ------------
Belgium--1.9%
Ackermans & van Haaren N.V.                                261           21,683
Agfa-Gevaert N.V.                                        2,613           66,707
Almancora SCA                                            1,088          154,947
Bekaert S.A.                                               324           40,460
Delhaize Group                                           1,313          109,337
Groep Colruyt S.A.                                         472          100,705
Mobistar S.A.                                            1,588          135,378
Solvay S.A.                                              1,781          272,898
UCB S.A.                                                 2,022          138,515
Umicore                                                    270           45,929
                                                                   ------------
Total Belgium                                                         1,086,559
                                                                   ------------
Denmark--0.5%
Carlsberg A/S Class B                                      350           34,733
Codan A/S                                                  425           41,274
Coloplast A/S Class B                                      200           18,079
Danisco A/S                                                450           38,289
DSV A/S                                                     25            4,564

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
GN Store Nord A/S                                        1,400     $     20,679
H. Lundbeck A/S                                          2,400           66,123
Novozymes A/S Class B                                      350           30,090
Sydbank A/S                                                650           31,045
                                                                   ------------
Total Denmark                                                           284,876
                                                                   ------------
Finland--3.0%
Elisa Oyj Class A                                        4,599          125,838
Kesko Oyj Class B                                        1,840           97,101
Metso Oyj                                                1,840           92,782
OKO Bank PLC Class A                                     5,525           92,526
Outokumpu Oyj                                            3,683          144,046
Rautaruukki Oyj                                          5,525          219,659
Sampo Oyj Class A                                       13,814          369,417
Sanoma-WSOY Oyj                                          4,781          134,600
Stora Enso Oyj Class R                                  15,664          247,864
TietoEnator Oyj                                          1,840           59,299
Wartsila Oyj Class B                                     1,457           78,407
YIT Oyj                                                  2,303           63,622
                                                                   ------------
Total Finland                                                         1,725,161
                                                                   ------------
France--8.1%
Air France-KLM                                           3,964          166,693
Bail Investissement                                      1,250          121,398
Capgemini S.A.                                           1,579           99,006
Casino Guichard Perrachon S.A.                           2,856          265,131
Cie Generale d'Optique Essilor International S.A.        1,059          113,741
Ciments Francais                                           526          100,920
Clarins                                                  1,241           93,850
Compagnie Generale des Etablissements Michelin Class B   3,229          308,699
Dassault Systemes S.A.                                   1,642           87,042
EIFFAGE                                                  1,124          106,790
Eramet                                                     625          100,053
Euler Hermes S.A.                                          796          115,041
Eurazeo                                                    841          119,992
Gecina S.A.                                              2,022          386,615
Hermes International                                       985          123,068
Imerys S.A.                                              1,403          124,695
Klepierre                                                1,205          227,223
M6, Metropole Television                                 4,500          160,572
PagesJaunes Groupe S.A.                                 12,071          239,876
Publicis Groupe                                          2,096           88,306
SCOR                                                    35,697          105,441
Societe Des Autoroutes Paris-Rhin-Rhone                  1,385          110,493
Societe Television Francaise 1                           4,563          169,138
Sodexho Alliance S.A.                                    2,883          180,693
Technip S.A.                                             1,977          135,563
Thales S.A.                                              3,764          187,517
Thomson                                                  4,518           88,233
Unibail                                                  1,169          285,332
Valeo S.A.                                               2,231           92,758
Wendel Investissement                                      733          108,836
                                                                   ------------
Total France                                                          4,612,715
                                                                   ------------
Germany--3.7%
ALTANA AG                                                2,186          135,481
AMB Generali Holding AG                                    688           99,342
Celesio AG                                               1,956          104,822
Deutsche Lufthansa AG                                   10,702          294,239
Fraport AG Frankfurt Airport Services Worldwide            814           57,984
Fresenius AG                                               261           52,214
Fresenius Medical Care AG & Co. KGaA                       868          115,569

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Heidelberger Druckmaschinen AG                             994     $     47,029
Henkel KGaA                                                859          111,233
Hochtief AG                                                823           59,906
Hypo Real Estate Holding AG                              1,750          110,167
IKB Deutsche Industriebank AG                            1,570           61,135
IVG Immobilien AG                                        1,403           60,201
K+S AG                                                     733           79,452
Linde AG                                                 1,642          169,450
MAN AG                                                   1,597          144,169
Merck KGaA                                                 445           46,087
Puma AG Rudolf Dassler Sport                               117           45,617
Rheinmetall AG                                             625           47,373
Salzgitter AG                                              535           69,878
Stada Arzneimittel AG                                      923           52,884
Sudzucker AG                                             3,429           82,882
United Internet AG                                       3,121           51,567
                                                                   ------------
Total Germany                                                         2,098,681
                                                                   ------------
Hong Kong--5.7%
Bank of East Asia Ltd.                                  42,567          241,098
Cathay Pacific Airways Ltd.                            108,000          266,346
China Merchants Holdings (International) Co., Ltd.      32,321          132,571
China Overseas Land & Investment Ltd.                   72,636           97,505
China Resources Enterprise, Ltd.                        22,162           63,688
China Resources Power Holdings Co.                      36,321           54,828
CITIC Pacific Ltd.                                      63,562          219,441
Denway Motors Ltd.                                     127,129           51,491
Guangdong Investment Ltd.                               90,808           40,983
Hang Lung Group Ltd.                                    27,241           82,838
Hang Lung Properties Ltd.                               81,724          204,908
Henderson Investment Ltd.                               36,321           67,063
Henderson Land Development Co., Ltd.                    27,241          152,365
Hong Kong Exchanges and Clearing Ltd.                   18,162          199,666
Hongkong Electric Holdings Ltd.                         70,520          345,471
Hopewell Holdings Ltd.                                  18,162           63,753
Hysan Development Co., Ltd.                             18,162           47,523
Lenovo Group Ltd.                                      108,961           44,272
New World Development Ltd.                              54,483          109,705
PCCW Ltd.                                              136,202           82,836
Sino Land Co.                                           36,321           84,810
Swire Pacific Ltd. Class A                              18,162          195,112
Swire Pacific Ltd. Class B                              45,399           92,698
Television Broadcasts Ltd.                               9,084           55,481
Wharf Holdings Ltd.                                     36,321          134,267
Wheelock & Co., Ltd.                                    27,241           51,769
Wing Hang Bank Ltd.                                      4,537           53,378
                                                                   ------------
Total Hong Kong                                                       3,235,866
                                                                   ------------
Ireland--0.8%
C&C Group PLC                                            4,509           80,268
DEPFA BANK PLC                                           4,308           76,974
IAWS Group PLC                                             715           18,216
Independent News & Media PLC                            20,351           80,776
Irish Life & Permanent PLC                               5,241          145,132
Kerry Group PLC Class A                                    949           23,689
Kingspan Group PLC                                         886           23,483
                                                                   ------------
Total Ireland                                                           448,538
                                                                   ------------
Italy--7.4%
ACEA SpA                                                 5,770          110,553
AEM SpA                                                 35,790          119,520
Alleanza Assicurazioni SpA                              20,423          272,270

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
ASM SpA                                                 18,745     $    102,518
Autogrill SpA                                            5,107           93,809
Banca Carige SpA                                        16,969           80,722
Banca CR Firenze SpA                                    28,048           94,313
Banca Fideuram SpA (a)                                  33,030          217,557
Banca Lombarda e Piemontese SpA                          6,305          142,919
Banca Popolare dell'Emilia Romagna S.c.r.l.              3,973           97,445
Banca Popolare di Milano S.c.r.l.                        6,496          112,642
Banca Popolare di Sondrio S.c.r.l.                       4,745           90,852
Banca Popolare di Verona e Novara S.c.r.l.               5,511          158,059
Banca Popolare Italiana S.c.r.l.                        18,765          267,488
Banche Popolari Unite S.c.r.l.                           7,279          199,840
Bulgari SpA                                              7,252          102,801
CIR-Compagnie Industriali Riunite SpA                   27,638           91,568
Finmeccanica SpA                                         4,063          109,993
Fondiaria-SAI SpA                                        2,730          130,461
Geox SpA                                                 7,149          110,768
Hera SpA (a)                                            24,180          104,902
Ifil Investments SpA                                    14,149          115,677
Italcementi SpA                                          3,400           95,811
Mediolanum SpA                                          11,664           94,976
Milano Assicurazioni SpA                                13,342          108,639
Pirelli & C. SpA                                        45,978           45,745
RCS MediaGroup SpA                                      14,648           73,544
Saipem SpA                                               3,665           95,401
Snam Rete Gas SpA                                       69,722          395,108
Terna SpA                                               73,156          247,680
Unipol SpA                                              43,570          156,848
                                                                   ------------
Total Italy                                                           4,240,429
                                                                   ------------
Japan--11.5%
Advantest Corp.                                          3,600          206,051
Aisin Seiki Co., Ltd.                                    4,500          150,686
Ajinomoto Co., Inc.                                      9,000          118,812
All Nippon Airways Co., Ltd.                            36,000          127,196
Asahi Breweries Ltd.                                     9,900          158,277
Asahi Kasei Corp.                                       27,000          176,518
Bank of Yokohama Ltd. (The)                             12,000           93,861
Chiba Bank Ltd. (The)                                   17,000          143,527
Chugoku Electric Power Co., Inc. (The)                   7,200          159,523
Credit Saison Co., Ltd.                                  2,700           92,904
Daikin Industries Ltd.                                   4,500          156,351
Daiwa House Industry Co., Ltd.                           9,000          156,351
Electric Power Development Co.                           3,600          158,315
Fast Retailing Co., Ltd.                                 1,800          171,608
Ibiden Co., Ltd.                                         2,700          135,957
JS Group Corp.                                           7,200          151,366
JSR Corp.                                                5,400          139,583
Kobe Steel Ltd.                                         45,000          154,085
Marubeni Corp.                                          27,000          136,864
Matsushita Electric Works Ltd.                           9,000          104,158
Mazda Motor Corp.                                       27,000          184,222
Mitsubishi UFJ Securities Co.                            9,000           99,853
Mitsui O.S.K. Lines Ltd.                                18,000          177,349
Mitsui Trust Holdings, Inc.                              9,000          103,177
Nikon Corp.                                              6,000          131,425
Nippon Mining Holdings, Inc.                            18,000          129,311
Nippon Oil Corp.                                        18,000          120,247
Nippon Yusen K.K.                                       18,000          131,425
OJI Paper Co., Ltd.                                     27,000          143,208
Olympus Corp.                                            2,000           62,775
Oracle Corp. Japan                                       2,000           92,485
Osaka Gas Co., Ltd.                                     45,000          167,303
Sekisui House, Ltd.                                      9,000          130,897

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Shinsei Bank, Ltd.                                      18,000     $    105,745
Shiseido Co., Ltd.                                       9,000          194,872
Shizuoka Bank Ltd. (The)                                 9,000           89,203
SUMCO Corp.                                              1,200          101,313
Sumitomo Metal Mining Co., Ltd.                          9,000          115,337
Takefuji Corp.                                           2,250           88,939
Teijin Ltd.                                             18,000          110,730
Terumo Corp.                                             3,500          137,468
Tokyu Corp.                                             27,000          172,666
TonenGeneral Sekiyu K.K.                                16,000          158,315
Toppan Printing Co., Ltd.                                9,000           99,249
Toyota Tsusho Corp.                                      6,300          168,663
UFJ NICOS Co., Ltd.                                      9,000           34,594
Yamada Denki Co., Ltd.                                   1,800          152,574
Yamaha Motor Co., Ltd.                                   5,400          169,494
Yamato Holdings Co., Ltd.                                9,000          138,223
                                                                   ------------
Total Japan                                                           6,603,055
                                                                   ------------
Netherlands--3.2%
Buhrmann N.V.                                            2,231           33,126
Corio N.V.                                               2,294          187,247
CSM N.V.                                                 1,732           66,621
Euronext N.V.                                              904          106,689
Fugro N.V.                                                 823           39,286
Heineken Holding N.V.                                    2,258           91,707
Hunter Douglas N.V.                                        652           52,359
Koninklijke BAM Groep N.V.                               1,876           36,340
Koninklijke DSM N.V.                                     3,863          190,666
Koninklijke Vopak N.V.                                     904           42,425
Mittal Steel Co. N.V.                                    2,141           90,259
Randstad Holding N.V.                                    1,050           72,552
Reed Elsevier N.V.                                      15,201          258,979
Rodamco Europe N.V.                                      2,530          336,288
SBM Offshore N.V.                                        1,403           48,194
Vedior N.V.                                              1,678           34,761
Wolters Kluwer N.V.                                      5,853          168,177
                                                                   ------------
Total Netherlands                                                     1,855,676
                                                                   ------------
New Zealand--1.3%
Contact Energy Ltd.                                     13,904           81,567
Fletcher Building Ltd.                                  17,135          133,505
Telecom Corp. of New Zealand Ltd.                      153,808          527,066
                                                                   ------------
Total New Zealand                                                       742,138
                                                                   ------------
Norway--1.1%
Aker ASA Class A                                         1,085           69,878
Norske Skogindustrier ASA                                7,264          125,415
Orkla ASA                                                3,266          185,164
Storebrand ASA                                          10,389          132,316
Wilh. Wilhelmsen ASA Class A                               455           17,356
Yara International ASA                                   5,447          124,007
                                                                   ------------
Total Norway                                                            654,136
                                                                   ------------
Portugal--1.5%
Banco BPI, S.A.                                         10,130           78,945
Banco Comercial Portugues S.A. Class R                  77,517          286,210
Banco Espirito Santo, S.A.                              10,639          191,077
Brisa-Auto-estradas de Portugal S.A.                    11,354          141,485
CIMPOR - Cimentos de Portugal, SGPS, S.A.               14,621          121,271

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Sonae SGPS, S.A.                                        25,163     $     50,104
                                                                   ------------
Total Portugal                                                          869,092
                                                                   ------------
Singapore--1.8%
City Developments Ltd.                                   9,000           74,496
Fraser and Neave Ltd.                                   26,402           77,435
Great Eastern Holdings Ltd.                             10,000          110,800
Keppel Corp. Ltd.                                        9,000          103,239
SembCorp Industries Ltd.                                25,000           62,569
SembCorp Marine Ltd.                                    27,000           59,832
Singapore Airlines Ltd.                                 27,000          307,958
Singapore Press Holdings Ltd.                           36,000          100,424
Singapore Technologies Engineering Ltd.                 27,000           54,201
StarHub Ltd.                                            45,714           78,360
                                                                   ------------
Total Singapore                                                       1,029,314
                                                                   ------------
Spain--4.2%
Acciona, S.A.                                              598          111,265
Acerinox S.A.                                            3,310          100,607
Antena 3 de Television, S.A. (a)                         6,011          141,407
Banco Sabadell S.A.                                      4,790          214,187
Bankinter S.A.                                           1,151           90,459
Cintra, Concesiones de Infraestructuras
  de Transporte, S.A.                                    3,501           58,631
Corporacion Mapfre S.A.                                 15,564           70,190
Ebro Puleva S.A.                                         2,321           58,763
Enagas                                                   3,337           77,534
Fadesa Inmobiliaria S.A.                                 1,403           65,030
Fomento de Construcciones y Contratas S.A.               1,977          201,258
Gamesa Corp. Tecnologica S.A.                            2,276           62,576
Gestevision Telecinco S.A.                              10,045          285,845
Iberia Lineas Aereas de Espana                          15,510           56,448
Inmobiliaria Colonial S.A.                               1,085           93,785
Inmobiliaria Urbis S.A.                                  1,295           45,885
Metrovacesa, S.A. (a)                                    1,041          176,394
Promotora de Informaciones S.A.                          2,775           48,339
Red Electrica de Espana, S.A.                            2,060           88,256
Sacyr Vallehermoso, S.A. (a)                             3,002          178,137
Sociedad General de Aguas de Barcelona S.A. Class A      1,804           66,013
Zardoya-Otis S.A.                                        4,202          127,331
                                                                   ------------
Total Spain                                                           2,418,340
                                                                   ------------
Sweden--5.2%
AB Industrivarden Class A                                2,721          108,156
AB Volvo Class A                                         4,537          322,224
Alfa Laval AB                                            1,816           82,003
Assa Abloy AB Class B                                    5,447          118,603
Atlas Copco AB Class B                                   3,631          117,797
Electrolux AB Series B*                                  7,264          145,429
Getinge AB Class B                                       5,800          130,104
Hexagon AB Class B                                       1,816           77,624
Holmen AB Class B                                        1,816           79,083
Investment AB Kinnevik Class B                           3,631           61,021
Investor AB Class A                                      5,447          132,135
Investor AB Class B                                      7,264          178,336
Scania AB Class A (a)                                    3,021          216,543
Scania AB Class B                                        2,721          191,261
Securitas AB Class B                                     5,447           84,575
Skanska AB Class B                                      10,895          214,939
SKF AB Class B                                           9,084          167,927
SSAB Svenskt Stal AB Series A                            3,116           73,995
Svenska Cellulosa Aktiebolaget SCA Class B               4,537          237,027
Swedish Match AB                                         3,631           67,919

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Tele2 AB Class B                                         5,447     $     79,600
Telefonaktiebolaget LM Ericsson Class A                 18,162           73,253
                                                                   ------------
Total Sweden                                                          2,959,554
                                                                   ------------
Switzerland--2.1%
Baloise Holding AG                                         877           87,506
Ciba Specialty Chemicals Holding Inc.                    1,867          123,962
EMS-Chemie Holding AG                                      490           58,847
Givaudan S.A.                                               81           74,849
Julius Baer Holding Ltd.                                   643           70,689
Kuehne + Nagel International AG                            976           70,879
Lonza Group AG                                             508           43,821
Nobel Biocare Holding AG                                   189           55,777
Panalpina Welttransport (Holding) AG                       261           35,536
Pargesa Holding S.A.                                       913          103,813
Phonak Holding AG                                          369           29,322
Schindler Holding AG                                       652           40,593
Schindler Holding AG Participating Shares                  463           29,073
Serono S.A.                                                 81           72,593
SGS S.A.                                                   152          169,096
Straumann Holding AG                                        81           19,575
Swatch Group Ltd. (The)                                    724           32,324
Swatch Group Ltd. (The) Class B                            180           39,703
Vontobel Holding AG                                      1,430           61,736
                                                                   ------------
Total Switzerland                                                     1,219,694
                                                                   ------------
United Kingdom--24.2%
3I Group PLC                                            13,413          265,006
Alliance & Leicester PLC                                14,704          327,493
AMVESCAP PLC                                            28,300          330,109
Antofagasta PLC                                         35,763          356,268
Boots Group PLC                                         38,244          626,861
Cable & Wireless PLC                                   129,126          398,664
Capita Group PLC (The)                                  30,179          358,524
Carnival PLC                                             6,379          323,103
Carphone Warehouse Group PLC (The)                      40,683          250,015
Compass Group PLC                                       64,802          367,799
DSG International PLC                                   69,859          261,828
Enterprise Inns PLC                                     14,376          380,680
Friends Provident PLC                                   77,658          329,815
Gallaher Group PLC                                      17,843          400,373
Hammerson PLC                                           12,053          372,007
Hanson PLC                                              21,214          319,904
Hays PLC                                                84,365          262,946
Imperial Chemical Industries PLC                        39,095          345,848
Intercontinental Hotels Group PLC                       12,460          307,752
ITV PLC                                                128,192          267,199
J. Sainsbury PLC                                        42,117          337,342
Kelda Group PLC                                         17,625          319,422
Kingfisher PLC                                          77,311          360,873
Liberty International PLC                               13,141          359,036
Next PLC                                                 8,197          288,770
Northern Rock PLC                                       13,634          314,335
Pearson PLC                                             21,475          324,260
Persimmon PLC                                           12,024          359,110
Punch Taverns PLC                                        4,007          100,303
Rentokil Initial PLC                                    92,816          301,093
Resolution PLC                                          19,058          239,275
Reuters Group PLC                                       36,217          315,603
Royal & Sun Alliance Insurance Group PLC               102,733          306,622
Sage Group PLC (The)                                    45,439          241,004
Scottish & Newcastle PLC                                29,518          323,230
Severn Trent PLC                                         7,416          213,359

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Smith & Nephew PLC                                      31,740     $    331,099
Smiths Group PLC                                        15,655          303,788
United Utilities PLC                                    43,179          659,160
Whitbread & Co. PLC                                     10,900          357,327
Wm Morrison Supermarkets PLC                            67,536          336,393
Yell Group PLC                                          26,305          293,452
                                                                   ------------
Total United Kingdom                                                 13,837,050
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $50,061,907)                                                  57,197,603
                                                                   ------------
SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
United States--0.5%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $296,737)                                       296,737          296,737
                                                                   ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--1.6%
MONEY MARKET FUNDS (c)-1.6%
AIM Liquid Assets Portfolio, 5.21%                       1,114            1,114
AIM Prime Portfolio, 5.21%                                  84               84
UBS Enhanced Yield Portfolio, 5.23%                    607,384          607,384
UBS Private Money Market Fund LLC, 5.21%               299,287          299,287
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $907,869) (d)                                                    907,869
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES --102.1%
(Cost: $51,266,513) (e)                                              58,402,209

Liabilities in Excess of Foreign Cash and Other Assets--(2.1)%       (1,186,061)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 57,216,148
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2006.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2006.
(c)   Interest rates shown reflect yields as of December 31, 2006.
(d) At December 31, 2006, the total market value of the Fund's securities on loan was $863,229 and the total market value of the collateral held by the Fund was $907,869.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.


                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Financial                                    25.4%
Consumer Cyclical                            17.9%
Consumer Non-Cyclical                        14.0%
Industrial                                   13.0%
Communications                                9.3%
Basic Materials                               8.1%
Utilities                                     6.2%
Diversified                                   2.5%
Energy                                        2.1%
Technology                                    1.5%
Short-Term Investment                         0.5%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Australia--17.7%
A.B.C. Learning Centres Ltd. (a)                        48,939     $    324,019
ABB Grain Ltd.                                          45,038          239,263
Adelaide Bank Ltd. (a)                                  26,646          261,269
Adelaide Brighton Ltd.                                 131,732          291,765
Alinta Ltd.                                            107,741        1,003,772
Allco Finance Group Ltd. (a)                            35,886          363,749
Ansell Ltd.                                             34,742          308,066
Australian Pipeline Trust                               79,604          263,524
APN News & Media Ltd. (a)                               90,237          430,305
Austereo Group Ltd.                                    201,846          338,872
AWB Ltd. (a)                                           130,782          317,494
Bank of Queensland Ltd.                                 24,633          302,303
Baycorp Advantage Ltd.                                 103,155          213,837
Bendigo Bank Ltd. (a)                                   27,069          297,207
Boom Logistics Ltd.                                     75,945          245,425
Challenger Financial Services Group Ltd.               100,919          327,723
City Pacific Ltd. (a)                                   49,813          174,719
Coates Hire Ltd.                                        54,668          252,072
Corporate Express Australia Ltd. (a)                    53,785          254,360
Crane Group Ltd. (a)                                    26,219          274,442
David Jones Ltd.                                       116,059          381,462
Downer EDI Ltd.                                         42,207          232,540
Energy Resources of Australia Ltd.                      27,775          455,358
Flight Centre Ltd. (a)                                  33,133          440,306
Futuris Corp., Ltd.                                    150,442          233,599
Galileo Shopping America Trust                         289,713          280,873
Great Southern Plantations Ltd. (a)                     87,724          194,986
Gunns Ltd.                                             113,908          265,755
GWA International Ltd.                                 104,797          312,232
Hills Industries Ltd. (a)                               71,309          315,876
Iluka Resources Ltd.                                    50,437          264,367
Iress Market Technology Ltd.                            57,536          318,356
JB Hi-Fi Ltd.                                           52,262          269,813
Jubilee Mines NL (a)                                    24,133          299,781
Just Group Ltd. (a)                                     95,352          278,079
MacArthur Coal Ltd.                                     47,839          207,387
MFS Ltd. (a)                                            79,213          288,453
Minara Resources Ltd.                                   76,610          353,246
Nufarm Ltd. (a)                                         32,137          262,169
OneSteel Ltd. (a)                                      105,818          390,339
Pacific Brands Ltd.                                    180,421          371,162
PaperlinX Ltd.                                         105,132          325,659
Peet & Co., Ltd.                                        82,008          250,798
Primary Health Care Ltd.                                28,296          296,629
Ramsay Health Care Ltd.                                 33,295          297,859
Rural Press Ltd.                                        30,898          321,470
Seek Ltd. (a)                                           74,520          345,371
Seven Network Ltd. (a)                                  39,546          353,158
Sigma Pharmaceuticals Ltd. (a)                         132,024          311,143
Sims Group Ltd. (a)                                     33,740          537,727
Smorgon Steel Group Ltd.                               285,803          419,001
Southern Cross Broadcasting Australia Ltd. (a)          29,636          373,278
Spotless Group Ltd. (a)                                 67,762          247,822
STW Communications Group Ltd. (a)                      113,100          291,505
Sunland Group Ltd.                                     147,743          420,388
Symbion Health Ltd.                                    108,258          324,250
Ten Network Holdings Ltd.                              138,908          360,213
Timbercorp Ltd.                                         83,876          198,333
Tishman Speyer Office Fund                             144,493          283,584
Transfield Services Ltd. (a)                            43,429          328,273
United Group Ltd.                                       24,923          274,038

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Washington H. Soul Pattinson & Co., Ltd.                 6,128     $     42,312
West Australian Newspapers Holdings Ltd. (a)            55,702          512,802
                                                                   ------------
Total Australia                                                      20,015,938
                                                                   ------------

Austria--0.5%
Andritz AG                                                 715          154,908
AT&S Austria Technologie & Systemtechnik AG              1,676           50,279
Flughafen Wien AG                                        2,478          243,111
Schoeller-Bleckmann Oilfield Equipment AG                  571           26,173
Semperit AG Holding                                      2,194           81,355
                                                                   ------------
Total Austria                                                           555,826
                                                                   ------------
Belgium--2.0%
Barco N.V.                                               1,284          116,827
Compagnie Maritime Belge S.A.                           18,585          799,176
Cumerio N.V.                                             3,264           78,334
Econocom Group S.A./N.V.                                 6,981           61,309
Euronav N.V.                                            15,202          453,844
EVS Broadcast Equipment S.A.                             1,377           79,531
GIMV N.V.                                                5,498          343,792
Melexis N.V.                                             5,663          103,052
Omega Pharma S.A.                                          769           57,953
Tessenderlo Chemie N.V.                                  4,483          190,942
                                                                   ------------
Total Belgium                                                         2,284,760
                                                                   ------------
Bermuda--0.3%
Hiscox Ltd.                                             72,655          398,506
                                                                   ------------
Denmark--1.2%
A/S Dampskibsselskabet TORM                             11,722          767,213
Amagerbanken A/S                                           450           29,771
Auriga Industries A/S Class B (a)                        1,802           50,524
Bang & Olufsen A/S Class B                                 850          109,462
FLSmidth & Co. A/S                                       2,707          171,908
NKT Holding A/S                                          1,802          159,222
Spar Nord Bank A/S                                       3,357           81,058
                                                                   ------------
Total Denmark                                                         1,369,158
                                                                   ------------
Finland--3.3%
Amer Sports Oyj                                          7,403          162,830
Citycon Oyj                                             18,549          123,521
Finnair Oyj                                              7,403          121,146
Finnlines Oyj                                            5,555          125,992
Fiskars Oyj Abp Class A                                  8,345          135,241
HK Ruokatalo Oyj Class A                                 4,637           88,661
Huhtamaki Oyj                                           10,215          200,434
KCI Konecranes Oyj                                       5,555          163,350
Kemira GrowHow Oyj                                      16,704          149,562
Kemira Oyj                                              12,991          291,734
Lassila & Tikanoja Oyj                                   3,705          105,822
M-real Oyj Class B                                      29,692          187,545
Nokian Renkaat Oyj                                       9,270          189,715
Perlos Oyj                                               9,268           42,897
Poyry Oyj                                                9,268          144,211
Rakentajain Konevuokraam Class B                         5,555          138,444
Ramirent Oyj                                             1,839          108,640
Rapala VMC Oyj                                          11,139           90,922
Sponda Oyj                                              18,549          293,516
Stockmann Oyj Abp Class B                                3,705          178,227
Technopolis PLC                                         11,139          113,101

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Uponor Corp.                                            11,139     $    416,564
Vaisala Oyj Class A                                      2,783          121,360
                                                                   ------------
Total Finland                                                         3,693,435
                                                                   ------------
France--2.1%
Acanthe Developpement S.A.                              25,220          120,388
Alain Afflelou S.A.                                      1,521           74,210
April Group                                              1,413           67,804
Bacou-Dalloz S.A.                                          553           73,942
Canal Plus S.A. (a)                                     17,495          172,101
CFF RECYCLING                                            1,766           70,794
FONCIA Groupe S.A.                                       1,485           72,453
Generale de Sante                                        2,765          113,028
Groupe Steria SCA                                        1,194           71,560
Haulotte Group                                           2,428           64,674
Havas S.A.                                              38,030          210,623
Ingenico S.A.                                            2,891           74,148
Kaufman & Broad S.A.                                     1,467           91,577
Manitou BF S.A.                                          3,592          179,991
Mercialys                                                2,266           90,239
Nexans S.A.                                              1,821          232,922
Provimi S.A.                                               949           40,670
Rallye S.A.                                              8,509          460,373
Trigano S.A.                                             1,230           63,726
Viel et Compagnie                                       11,762           73,672
                                                                   ------------
Total France                                                          2,418,895
                                                                   ------------
Germany--2.6%
AWD Holding AG                                           6,262          264,402
BayWa AG                                                 2,639           84,492
Comdirect Bank AG (a)                                   14,407          175,350
DAB Bank AG                                              8,085           74,629
Deutsche Euroshop AG                                     2,266          167,810
Douglas Holding AG                                       3,905          201,699
ElringKlinger AG                                         1,413           90,405
Gerry Weber International AG                             3,305           76,921
H&R WASAG AG                                             1,316           66,603
IDS Scheer AG                                            3,536           71,946
Indus Holding AG                                         2,765          107,924
Kloeckner-Werke AG                                      14,774          216,247
Krones AG                                                  553           84,472
Leoni AG                                                 2,086           85,052
Medion AG (a)                                            5,407           57,539
MPC Munchmeyer Petersen Capital AG                       2,603          229,322
MVV Energie AG                                           6,424          220,246
Norddeutsche Affinerie AG (a)                            6,589          184,633
Sixt AG (a)                                              1,395           78,161
Software AG                                              1,947          153,377
Takkt AG                                                 4,447           77,112
Vossloh AG                                               1,638          123,420
                                                                   ------------
Total Germany                                                         2,891,762
                                                                   ------------
Hong Kong--3.5%
Beijing Enterprises Holdings Ltd.                       42,074           89,912
China National Aviation Co., Ltd.                      108,222           38,684
China Power International Development Ltd.             306,622          168,347
China Travel International Investment Hong Kong Ltd.   783,533          255,897
CITIC International Financial Holdings Ltd. (a)        499,986          448,732
Cross-Harbour Holdings Ltd.                             90,189           77,233
Dah Sing Banking Group Ltd.                             50,503          114,029
Dah Sing Financial Holdings Ltd.                         7,210           65,312
Fountain Set (Holdings) Ltd.                           180,364           50,325
Fubon Bank Ltd.                                        216,432           99,071
Guangzhou Investment Co., Ltd. (a)                     288,585           81,263
Hong Kong Aircraft Engineering Co. Ltd.                 14,429          196,660

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Hongkong & Shanghai Hotels Ltd. (The)                   72,142     $    121,887
Hung Hing Printing Group Ltd.                          144,290           81,261
i-CABLE Communications Ltd.                            337,654           79,016
Industrial & Commercial Bank of China Ltd.             193,364          372,942
Kowloon Development Co., Ltd.                           72,142          128,009
Liu Chong Hing Bank Ltd.                                54,110          120,503
Liu Chong Hing Investment                               68,000           80,003
Oriental Press Group Ltd. (a)                          505,017           91,559
Shanghai Industrial Holdings Ltd.                      126,248          268,818
Shaw Brothers (Hong Kong) Ltd.                          54,110           93,648
Shenzhen Investment Ltd.                               180,364           75,140
Silver Grant International Industries Ltd.             144,290           38,033
Singamas Container Holdings Ltd. (a)                    72,142           32,930
Sun Hung Kai & Co., Ltd.                                90,189           90,917
Tianjin Development Holdings Ltd.                       84,074           59,673
Vitasoy International Holdings Ltd.                    180,364           69,806
Wheelock Properties Ltd.                                90,189           83,263
Wing Lung Bank Ltd.                                     30,666          321,358
                                                                   ------------
Total Hong Kong                                                       3,894,231
                                                                   ------------
Ireland--0.8%
Abbey PLC                                                3,408           49,024
DCC PLC                                                  5,979          202,309
FBD Holdings PLC                                         2,122          115,565
Fyffes PLC                                              65,146          152,911
Glanbia PLC                                             26,076          104,359
Greencore Group PLC                                     23,526          142,704
McInerney Holdings PLC                                   2,349           44,870
United Drug PLC                                         11,546           59,713
                                                                   ------------
Total Ireland                                                           871,455
                                                                   ------------
Italy--3.3%
Aedes SPA                                               14,221          115,141
AEM Torino SpA                                          36,988          120,472
Astaldi SpA                                             15,368          114,599
Autostrada Torino-Milano SpA                            11,157          251,137
Azimut Holding SpA                                       9,306          124,432
Banca Intermobiliare SpA (a)                            16,388          180,660
Banca Piccolo Credito Valtellinese Scarl                11,816          190,402
Banca Popolare dell'Etruria e del Lazio                  5,183          106,756
Banca Popolare di Intra                                  5,889          108,562
Banco di Desio e della Brianza SpA                      11,672          130,749
Beni Stabili SpA                                       140,290          223,657
Brembo SpA                                               9,232          112,607
Caltagirone Editore SpA                                 12,928          107,655
Caltagirone SpA                                          8,491           88,790
Cam Finanziara SpA                                      41,288           78,400
Cementir SpA                                            14,095          126,294
COFIDE - Compagnia Finanziaria De Benedeth SpA          70,512          102,651
Cremonini SpA                                           54,520          172,723
Gewiss SpA                                              11,762           89,958
IMMSI SpA (a)                                           28,064           78,824
Indesit Co. SpA                                         14,056          228,721
Interpump Group SpA                                     11,045           99,840
Premafin Finanziaria SpA Holding Di Partecipazioni      36,109          117,609
Recordati SpA                                           15,809          121,223
Risanamento SpA                                         14,756          159,556
Societa Iniziative Autostradali e Servizi SpA           17,830          264,975
SOGEFI SpA                                              14,275          110,684
                                                                   ------------
Total Italy                                                           3,727,077
                                                                   ------------
Japan--15.7%
ABC-Mart, Inc.                                           5,400          133,691
ADEKA Corp.                                              9,000           94,113
Aichi Steel Corp. (a)                                   18,000          109,068

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Air Water, Inc. (a)                                     18,000     $    190,945
AOC Holdings, Inc.                                       7,200          117,890
Asatsu-DK, Inc.                                          3,600          114,204
Awa Bank Ltd. (The)                                     18,000           96,228
Bank of Nagoya Ltd. (The)                                2,000           12,253
Calsonic Kansei Corp.                                   18,000          105,140
Central Glass Co., Ltd.                                 18,000          103,025
Circle K Sunkus Co. Ltd.                                 5,400           95,850
Coca-Cola West Japan Co., Ltd.                           5,400          124,854
COMSYS Holdings Corp.                                   18,000          199,102
Daifuku Co., Ltd.                                        9,000          142,680
Daio Paper Corp. (a)                                    18,000          142,302
Daishi Bank Ltd. (The)                                  18,000           71,000
Diamond City Co., Ltd.                                   3,600          161,638
Disco Corp.                                              1,800          126,440
Don Quijote Co., Ltd.                                    5,400          103,101
Ebara Corp. (a)                                         36,000          137,770
Exedy Corp.                                              3,600          110,881
Ezaki Glico Co., Ltd.                                   18,000          185,808
FCC Co., Ltd.                                            4,300          103,571
Fuji Fire & Marine Insurance Co., Ltd. (The)            36,000          134,145
Futaba Corp.                                             3,600           84,143
Futaba Industrial Co., Ltd.                              5,400          131,652
Gigas K's Denki Corp.                                    3,600          105,442
Goldcrest Co., Ltd.                                      2,160          111,304
Goodwill Group, Inc. (The)                                 144          117,225
Gunze Ltd.                                              18,000           90,336
Hankyu Department Stores, Inc.                          18,000          149,855
Heiwa Corp.                                              7,200           91,001
Higo Bank Ltd. (The)                                    18,000          120,700
Hitachi Cable Ltd.                                      18,000          100,911
Hitachi Koki Co., Ltd.                                   5,000           70,916
Hitachi Maxell Ltd.                                      9,000          134,069
Hitachi Transport System Ltd.                           10,800          112,845
Hokkoku Bank Ltd. (The)                                 18,000           71,453
HORIBA, Ltd.                                             3,600          132,936
House Foods Corp.                                        7,200          118,555
Hyakugo Bank Ltd. (The)                                 18,000          113,147
Hyakujushi Bank Ltd. (The)                              18,000          110,125
JACCS Co., Ltd.                                         18,000          111,183
Japan Aviation Electronics Industry, Ltd.                5,000           70,790
Kagome Co., Ltd.                                         8,400          117,518
Kagoshima Bank Ltd. (The)                               18,000          130,066
Kandenko Co., Ltd.                                      18,000          104,536
Katokichi Co., Ltd.                                     12,600          101,938
Keihin Corp.                                             5,400          135,731
Keisei Electric Railway Co., Ltd.                       18,000          102,270
Keiyo Bank Ltd. (The)                                   18,000           99,098
Kobayashi Pharmaceutical Co., Ltd.                       3,600          134,145
Koei Co., Ltd. (a)                                       5,400           91,318
Komeri Co., Ltd.                                         3,600          105,140
Komori Corp.                                             4,000           74,693
Kose Corp.                                               3,600          108,766
Kyowa Exeo Corp.                                        18,000          183,694
Lintec Corp.                                             3,600           70,849
Lion Corp. (a)                                          21,000          106,273
Makino Milling Machine Co., Ltd.                        18,000          213,151
Matsumotokiyoshi Co., Ltd.                               4,600          102,111
Meiji Dairies Corp.                                     18,000          141,547
Meiji Seika Kaisha Ltd.                                 18,000           85,955
Meitec Corp. (a)                                         3,600          109,068
Miraca Holdings, Inc.                                    7,600          174,764
MISUMI Group, Inc.                                       7,200          137,770
Mitsumi Electric Co., Ltd.                               6,600          145,122
Musashino Bank Ltd. (The)                                1,800           86,711
Nabtesco Corp.                                          18,000          225,236
Nachi-Fujikoshi Corp.                                   18,000          100,004
Nagase & Co., Ltd.                                      18,000          214,208

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Nichirei Corp.                                          18,000     $    100,760
Nihon Unisys, Ltd.                                       7,200          117,528
Nippon Kayaku Co., Ltd.                                 18,000          143,511
Nippon Light Metal Co., Ltd.                            36,000           92,149
Nippon Paint Co., Ltd.                                  18,000           94,264
Nippon Suisan Kaisha Ltd.                               21,600          126,712
Nipro Corp.                                             13,000          237,841
Nishimatsuya Chain Co., Ltd.                             7,200          135,655
Nishi-Nippon Railroad Co., Ltd.                         36,000          132,634
Nissan Diesel Motor Co., Ltd.                           18,000           60,123
Nissha Printing Co., Ltd.                                3,600          110,881
Nissin Kogyo Co., Ltd.                                   4,900          125,836
NS Solutions Corp.                                       3,800          106,836
OBIC Business Consultants Ltd.                           1,700          116,420
Obic Co., Ltd.                                             540          111,621
Ogaki Kyoritsu Bank Ltd. (The)                          18,000           77,043
Okamura Corp.                                           13,000          138,559
Oki Electric Industry Co., Ltd.                         54,000          120,096
Okumura Corp.                                           18,000           88,977
OSG Corp.                                                7,200          117,830
Pacific Metals Co., Ltd.                                18,000          176,291
PanaHome Corp.                                          18,000          125,685
Paris Miki, Inc.                                         5,400           97,663
Plenus Co., Ltd.                                         3,600           74,474
Point, Inc.                                              1,800          118,132
QP Corp.                                                12,600          108,811
Rengo Co., Ltd.                                         18,000          115,111
Rinnai Corp.                                             3,600          107,557
Ryobi Ltd.                                              20,000          172,213
Sagami Railway Co., Ltd.                                36,000          120,247
Saibu Gas Co., Ltd.                                     54,000          126,440
San-In Godo Bank Ltd. (The)                             18,000          167,077
Sanken Electric Co., Ltd.                               18,000          221,913
Sankyu, Inc. (a)                                        18,000          106,047
Sanwa Shutter Corp.                                     18,000          106,349
Sanyo Shinpan Finance Co., Ltd.                          2,160           53,748
Sanyo Special Steel Co., Ltd. (a)                       18,000          122,211
Sapporo Holdings Ltd.                                   18,000          102,421
Shiga Bank Ltd. (The)                                   18,000          111,636
Shimachu Co., Ltd.                                       3,600          104,234
Shimadzu Corp.                                          18,000          158,466
Shin-Etsu Polymer Co., Ltd.                              9,000          125,761
Showa Corp.                                              7,200          117,165
Sohgo Security Services Co., Ltd.                        5,400          108,539
Sumitomo Osaka Cement Co., Ltd.                         36,000          117,528
Sumitomo Real Estate Sales Co., Ltd.                     1,620          123,041
Sumitomo Warehouse Co., Ltd. (The)                      18,000          137,317
Sundrug Co., Ltd.                                        5,400          119,416
Sysmex Corp.                                             3,600          140,791
Tadano Ltd.                                             13,000          152,960
Taiyo Yuden Co., Ltd.                                    4,000           70,496
Takara Holdings, Inc.                                   18,000          115,866
Toda Corp.                                              23,000           97,478
Tokai Carbon Co., Ltd.                                  18,000          127,800
Tokai Rubber Industries, Inc.                            7,200          122,362
Tokai Tokyo Securities Co., Ltd.                        18,000           84,747
Tokyo Dome Corp.                                        18,000           76,589
Tokyo Ohka Kogyo Co., Ltd.                               3,600          100,306
Tokyo Style Co., Ltd.                                   18,000          194,419
Tokyo Tomin Bank Ltd. (The)                              3,600          138,072
Topcon Corp.                                             9,200          182,602
Toppan Forms Co., Ltd.                                   9,000          125,383
Toshiba Machine Co., Ltd.                               18,000          165,264
Toshiba TEC Corp.                                       18,000           92,602
Toyo Ink Manufacturing Co., Ltd.                        18,000           72,662
Toyo Suisan Kaisha Ltd.                                  5,000           80,022
Toyobo Co., Ltd.                                        36,000          108,464
Toyota Auto Body Co., Ltd.                               7,200          133,540

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Tsubakimoto Chain Co.                                   18,000     $    106,500
UFJ Central Leasing Co., Ltd.                            1,800           85,502
ULVAC, Inc.                                              3,600          122,966
Union Tool Co.                                           1,800           80,970
Xebio Co., Ltd.                                          3,600          112,996
Yamatake Corp.                                           5,400          119,869
Yamato Kogyo Co., Ltd.                                   5,400          136,411
Yamazaki Baking Co., Ltd.                               18,000          174,328
Yokohama Rubber Co., Ltd. (The)                         29,000          174,747
                                                                   ------------
Total Japan                                                          17,763,452
                                                                   ------------
Netherlands--3.1%
Aalberts Industries N.V.                                 1,301          112,369
Arcadis N.V.                                             1,965          121,007
Binck N.V.                                               5,498          106,284
Eurocommercial Properties N.V.                           6,831          340,581
Heijmans N.V.                                            3,152          173,155
Imtech N.V.                                              2,657          168,666
Koninklijke Boskalis Westminster N.V.                    2,104          208,083
Koninklijke Wessanen N.V.                               14,864          200,904
Macintosh Retail Group N.V.                              2,783           93,580
Nieuwe Steen Investments N.V.                            8,880          261,827
Nutreco Holding N.V.                                     1,566          101,991
OCE N.V. (a)                                            14,738          240,790
Smit Internationale N.V.                                 2,321          125,025
Stork N.V.                                               3,152          165,341
Telegraaf Media Groep N.V.                               3,795           99,335
Ten Cate N.V.                                            3,125           95,643
Univar N.V.                                              2,158          120,769
VastNed Offices                                          4,447          174,455
VastNed Retail N.V.                                      2,446          248,357
Wereldhave N.V.                                          2,981          396,628
                                                                   ------------
Total Netherlands                                                     3,554,790
                                                                   ------------
New Zealand--3.0%
Air New Zealand Ltd.                                   212,783          283,563
Auckland International Airport Ltd.                    256,359          395,861
CanWest MediaWorks (NZ) Ltd.                            83,040          128,228
Fisher & Paykel Appliances Holdings Ltd.                58,452          158,264
Fisher & Paykel Healthcare Corp.                        68,108          204,578
Freightways Ltd. (a)                                    35,940          115,303
Infratil Ltd.                                           33,115          127,254
Mainfreight Ltd.                                        24,723          139,457
New Zealand Refining Co., Ltd. (The)                    61,598          282,313
Nuplex Industries Ltd.                                  20,695          107,981
PGG Wrightson Ltd.                                      64,428           74,502
Port of Tauranga Ltd.                                   26,772          112,318
Pumpkin Patch Ltd.                                      32,726          107,299
Sanford Ltd.                                            26,273           96,330
Sky City Entertainment Group Ltd.                      102,607          371,870
Steel & Tube Holdings Ltd.                              32,209          110,146
Vector Ltd.                                            119,365          212,094
Warehouse Group Ltd. (The)                              70,084          355,797
                                                                   ------------
Total New Zealand                                                     3,383,158
                                                                   ------------
Norway--1.9%
ABG Sundal Collier ASA                                 108,222          225,957
Acta Holding ASA                                        81,163          430,168
Aker Yards AS                                            2,887          223,955
Aktiv Kapital ASA                                        5,409           81,226
Camillo Eitzen & Co. A/S                                 5,559           60,265
EDB Business Partner ASA                                 7,200           63,890
Ekornes ASA                                              8,765          201,305
Expert ASA                                               3,607           57,931
Hafslund ASA Class B                                     3,607           67,490

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
ProSafe ASA                                              9,010     $    128,066
Schibsted ASA                                            4,508          161,456
Solstad Offshore ASA                                     3,607           79,366
Sparebanken Midt-Norge                                  12,624          166,256
Tomra Systems ASA                                        7,210           49,793
Veidekke ASA                                             4,508          171,593
                                                                   ------------
Total Norway                                                          2,168,717
                                                                   ------------
Portugal--1.0%
Corticeira Amorim S.A.                                  12,782           33,036
Finibanco Holding, SGPS S.A.                             9,083           45,154
Jeronimo Martins, SGPS, S.A.                            14,257          319,600
Mota-Engil, SGPS, S.A.                                  17,265          117,020
Portucel-Empresa Produtora De Pasta E Papel, S.A. (a)   68,052          215,368
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.         44,735          103,822
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.   21,932          255,659
                                                                   ------------
Total Portugal                                                        1,089,659
                                                                   ------------
Singapore--6.8%
Ascendas Real Estate Investment Trust                  234,000          407,209
Ascott Group Ltd. (The)                                232,000          243,447
CapitaCommercial Trust                                 144,000          245,897
CapitaMall Trust Management Ltd. (a)                   216,000          409,672
ComfortDelgro Corp., Ltd.                              288,000          302,209
Cosco Corp. (Singapore) Ltd.                           234,000          350,779
Creative Technology Ltd.                                34,850          231,681
Fortune Real Estate Investment Trust                    90,000           68,276
Guocoland Ltd.                                         108,000          182,311
Haw Par Corp., Ltd.                                     54,000          249,886
Hotel Properties Ltd. (a)                              125,000          219,970
Jardine Cycle & Carriage Ltd.                           21,900          211,249
Jaya Holdings Ltd.                                     216,000          208,356
Keppel Land Ltd.                                        72,000          323,796
Labroy Marine Ltd.                                     234,000          286,724
MFS Technology Ltd.                                    234,000          139,549
MobileOne Ltd.                                         216,000          302,679
Parkway Holdings Ltd.                                  126,000          257,864
Raffles Education Corp., Ltd.                          215,000          248,028
Singapore Airport Terminal Services Ltd.               162,000          263,964
Singapore Land Ltd.                                     36,000          201,786
Singapore Petroleum Co., Ltd.                           54,000          153,451
Singapore Post Ltd.                                    396,000          281,327
SMRT Corp. Ltd.                                        306,000          237,333
Suntec Real Estate Investment Trust                    234,000          277,573
United Industrial Corp., Ltd.                          180,000          245,193
UOL Group Ltd.                                          90,000          254,579
Venture Corp., Ltd.                                     18,000          158,378
Want Want Holdings Ltd.                                144,000          234,720
WBL Corp., Ltd. (a)                                     54,000          157,675
Wheelock Properties (Singapore) Ltd.                   198,000          290,360
                                                                   ------------
Total Singapore                                                       7,645,921
                                                                   ------------
Spain--0.8%
Campofrio Alimentacion S.A.                              7,161          131,161
Dinamia Capital Privado S.C.R., S.A.                     1,230           38,099
Europistas, Concesionaria Espanola S.A.                 11,027          114,872
FAES FARMA, S.A.                                         2,729           94,499
Grupo Duro Felguera S.A.                                 7,134           69,896
Grupo Empresarial Ence S.A.                              2,538          140,563
Miquel y Costas & Miquel, S.A.                             715           22,336
Obrascon Huarte Lain, S.A.                               3,444          106,270
Prosegur Cia de Seguridad S.A.                           3,574          116,408

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Tubacex S.A.                                             3,923     $     25,555
Tubos Reunidos, S.A.                                     2,140           51,754
                                                                   ------------
Total Spain                                                             911,413
                                                                   ------------
Sweden--5.8%
AB Industrivarden Class C                                7,210          269,203
Avanza AB                                               10,100          181,912
Axfood AB                                                9,016          372,867
Cardo AB                                                 3,607          137,048
Castellum AB                                            23,441          312,581
Clas Ohlson AB Class B (a)                               7,210          148,035
D. Carnegie & Co. AB                                    16,231          349,857
Eniro AB                                                18,032          238,477
Fabege AB                                               19,838          531,970
Hoganas AB Class B                                       5,409          141,884
Hufvudstaden AB Class A                                 18,032          204,220
Intrum Justitia AB                                      14,429          187,136
JM AB                                                    7,205          174,782
Kungsleden Fastighets AB                                23,441          359,682
L E Lundbergforetagen AB Class B                         2,707          175,641
Meda AB Class A                                          7,210          291,856
Munters AB                                               4,508          208,832
NCC AB Class B                                           7,210          197,556
Nibe Industrier AB Class B                              14,429          242,486
Nobia AB                                                 5,409          208,282
Oresund Investment AB                                    9,016          236,500
Peab AB                                                  7,210          171,215
Ratos AB Class B                                        18,032          428,204
SkiStar AB                                               4,632           79,874
SSAB Svenskt Stal AB Series B                           10,822          244,337
Trelleborg AB Class B                                   10,822          259,361
Wallenstam Byggnads AB Class B                          10,822          222,987
                                                                   ------------
Total Sweden                                                          6,576,785
                                                                   ------------
Switzerland--0.2%
Ascom Holding AG                                         2,012           25,300
Converium Holding AG                                     3,556           47,629
Kudelski S.A.                                            1,694           63,697
Swiss Steel AG                                             733           55,274
                                                                   ------------
Total Switzerland                                                       191,900
                                                                   ------------
United Kingdom--24.0%
Aberdeen Asset Management PLC                          101,693          378,154
Aero Inventory PLC                                       5,237           37,693
Aggreko PLC                                             60,048          511,813
Arriva PLC                                              29,139          435,705
Atkins WS PLC                                           19,208          307,134
Babcock International Group PLC                         47,994          376,430
Bodycote International PLC                              61,229          273,521
Bovis Homes Group PLC                                   19,100          405,216
Brit Insurance Holdings PLC                             93,437          577,414
Burren Energy PLC                                       20,249          350,728
Capital & Regional PLC                                  15,328          462,588
Carillion PLC                                           50,765          394,190
Carpetright PLC                                         12,707          326,039
Cattles PLC                                             58,452          502,499
Crest Nicholson PLC                                     30,508          369,299
Croda International PLC                                 35,538          406,885
Dairy Crest Group PLC                                   32,708          434,658
Davis Service Group PLC                                 33,596          331,392
De La Rue PLC                                           28,422          358,510
Derwent Valley Holdings PLC                             10,768          441,934
DS Smith PLC                                            99,638          382,213
Electrocomponents PLC                                  127,702          732,925
F&C Asset Management PLC                               103,854          428,874

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Filtrona PLC                                            50,675     $    259,352
Findel PLC                                              27,181          380,361
First Choice Holidays PLC                               67,852          378,470
FKI PLC                                                137,021          276,886
Forth Ports PLC                                          8,916          375,523
Go-Ahead Group PLC                                       8,746          406,192
Great Portland Estates PLC                              32,762          444,673
Greene King PLC                                         20,063          446,458
Halfords Group PLC                                      51,217          368,630
Halma PLC                                               82,673          372,957
HMV Group PLC                                           91,585          256,769
Homeserve PLC                                           10,177          376,449
Intermediate Capital Group PLC                          12,372          410,425
Intertek Group PLC                                      22,356          364,690
J D Wetherspoon PLC                                     37,531          510,872
Jardine Lloyd Thompson Group PLC                        48,361          398,002
Laird Group PLC                                         40,308          325,811
London Merchant Securities                              61,932          370,297
Millennium & Copthorne Hotels PLC                       37,681          450,228
Misys PLC                                               80,530          340,829
N Brown Group PLC                                       70,989          391,800
Northern Foods PLC                                     190,074          426,874
Northgate PLC                                           15,274          360,516
Paragon Group of Cos. (The) PLC                         22,851          298,972
Pendragon PLC                                          140,074          274,146
Premier Farnell PLC                                     87,227          337,165
Premier Foods PLC                                       51,344          303,222
PZ Cussons PLC                                         103,151          333,105
Quintain Estates & Development PLC                      25,310          423,528
Redrow PLC                                              34,131          477,283
Renishaw PLC                                            17,794          260,843
Rotork PLC                                              20,635          337,221
Savills PLC                                             28,178          375,010
Schroders PLC                                           16,160          330,824
SIG PLC                                                 18,258          368,057
Songbird Estates PLC Class B                           113,818          778,543
Spectris PLC                                            26,628          408,321
Spirax-Sarco Engineering PLC                            17,776          347,903
SSL International PLC                                   53,542          387,460
Stagecoach Group PLC                                   154,708          463,263
Taylor Nelson Sofres PLC                                65,301          256,886
Topps Tiles PLC                                         51,843          272,940
Ultra Electronics Holdings PLC                          15,943          339,175
Victrex PLC                                             20,171          317,203
VT Group PLC                                            31,953          297,206
Weir Group (The) PLC                                    36,309          379,472
Wolverhampton & Dudley Breweries (The) PLC              11,906          421,763
Woolworths Group PLC                                   465,437          311,994
                                                                   ------------
Total United Kingdom                                                 27,020,383
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $102,407,035)                                                112,427,221
                                                                   ------------

RIGHTS*--0.0%
Germany--0.0%
H&R WASAG AG, expiring 1/16/07 (a)                       1,170           24,260
(Cost: $0)                                                         ------------

TOTAL LONG-TERM INVESTMENTS
(Cost: $102,407,035)                                                112,451,481
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--4.6%
MONEY MARKET FUNDS (b)--4.6%
UBS Enhanced Yield Portfolio, 5.23%                  2,117,339     $  2,117,339
UBS Private Money Market Fund LLC, 5.21%             3,119,593        3,119,593
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $5,236,932) (c)                                                5,236,932
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES--104.2%
(Cost: $107,643,967) (d)                                            117,688,413

Liabilities in Excess of Cash,
  Foreign Cash and Other Assets - (4.2)%                             (4,813,049)
                                                                   ------------

NET ASSETS--100.0%                                                 $112,875,364
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, were on loan on December 31, 2006.
(b)   Interest rates shown reflect yields as of December 31, 2006.
(c) At December 31, 2006, the total market value of the Fund's securities on loan was $4,876,939 and the total market value of the collateral held by the Fund was $5,236,932.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 12/31/06+

Industrial                                       24.6%
Financial                                        23.8%
Consumer Non-Cyclical                            17.1%
Consumer Cyclical                                15.0%
Basic Materials                                   7.2%
Communications                                    5.3%
Technology                                        1.9%
Utilities                                         1.7%
Diversified                                       1.6%
Energy                                            1.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Basic Materials Sector Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Australia--16.5%
Alumina Ltd.                                            12,421     $     62,070
Ausdrill Ltd.                                            1,671            2,397
Auspine Ltd.                                               526            1,745
BHP Billiton Ltd.                                       19,748          393,804
BlueScope Steel Ltd.                                    15,805          107,384
Consolidated Minerals Ltd.                               5,602            9,582
Consolidated Rutile Ltd.                                 8,198            4,362
Energy Resources of Australia Ltd.                         944           15,476
Equigold NL                                              2,262            2,924
Great Southern Plantations Ltd.                          4,449            9,889
Gunns Ltd.                                               5,696           13,289
Iluka Resources Ltd.                                     2,530           13,261
Independence Group NL                                    1,041            3,298
Jubilee Mines NL                                         2,507           31,142
Kingsgate Consolidated Ltd.                                462            1,529
Minara Resources Ltd.                                    5,638           25,997
Mincor Resources NL                                      3,402            5,792
Newcrest Mining Ltd.                                       242            5,026
Nufarm Ltd.                                              1,661           13,550
OneSteel Ltd.                                            7,913           29,189
PaperlinX Ltd.                                           5,909           18,304
Rio Tinto Ltd.                                           2,365          138,502
Smorgon Steel Group Ltd.                                21,372           31,332
Straits Resources Ltd.                                     822            2,287
Wattyl Ltd.                                                923            2,204
                                                                   ------------
Total Australia                                                         944,335
                                                                   ------------
Austria--1.0%
BOEHLER-UDDEHOLM AG                                        364           25,487
Voestalpine AG                                             567           31,978
                                                                   ------------
Total Austria                                                            57,465
                                                                   ------------
Belgium--2.5%
Cumerio                                                    244            5,856
Solvay S.A.                                                684          104,807
Tessenderlo Chemie N.V.                                    336           14,311
Umicore                                                    116           19,732
                                                                   ------------
Total Belgium                                                           144,706
                                                                   ------------
Denmark--0.1%
Auriga Industries Class B                                  100            2,804
                                                                   ------------
Finland--7.6%
Kemira Oyj                                                 880           19,762
M-real Oyj Class B                                       2,150           13,580
Outokumpu Oyj                                            1,174           45,917
Rautaruukki Oyj                                          2,248           89,374
Stora Enso Oyj Class R                                   6,740          106,653
UPM-Kymmene Corp.                                        6,350          160,101
                                                                   ------------
Total Finland                                                           435,387
                                                                   ------------
France--4.8%
Air Liquide                                              1,049          248,849
Eramet                                                     168           26,894
                                                                   ------------
Total France                                                            275,743
                                                                   ------------
Germany--16.5%
BASF AG                                                  4,288          417,575

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Bayer AG                                                 5,538     $    296,927
H&R WASAG AG                                                73            3,695
K+S AG                                                     310           33,602
Salzgitter AG                                              112           14,629
ThyssenKrupp AG                                          3,745          176,251
                                                                   ------------
Total Germany                                                           942,679
                                                                   ------------
Italy--0.1%
Isagro SpA                                                 139            1,391
Sol SpA                                                    356            2,263
                                                                   ------------
Total Italy                                                               3,654
                                                                   ------------
Japan--13.5%
ADEKA Corp.                                                300            3,137
Aica Kogyo Co., Ltd.                                       300            4,200
Air Water, Inc.                                          1,000           10,608
Arisawa Manufacturing Co., Ltd.                            200            2,261
Asahi Kasei Corp.                                        5,000           32,689
Chuetsu Pulp & Paper Co., Ltd.                           1,000            1,972
Daicel Chemical Industries Ltd.                          1,000            7,041
Daido Steel Co., Ltd.                                    1,000            6,638
Daiken Corp.                                             1,000            3,793
Dainippon Ink & Chemicals, Inc.                          2,000            7,788
Denki Kagaku Kogyo K.K.                                  2,000            8,309
DOWA HOLDINGS Co., Ltd.                                  1,000            8,543
Earth Chemical Co., Ltd.                                   100            2,593
Godo Steel Ltd.                                          1,000            5,623
Hitachi Chemical Co., Ltd.                                 400           11,011
Hitachi Metals Ltd.                                      1,000           10,633
Hokuetsu Paper Mills Ltd.                                1,000            5,640
JFE Holdings, Inc.                                       1,500           77,168
JSR Corp.                                                  400           10,339
Kaneka Corp.                                             1,000            9,097
Kansai Paint Co., Ltd.                                   1,000            7,906
Kobe Steel Ltd.                                          7,000           23,969
Lintec Corp.                                               100            1,968
Mitsubishi Gas Chemical Co., Inc.                        1,000           10,449
Mitsubishi Materials Corp.                               2,000            7,503
Mitsui Chemicals, Inc.                                   2,000           15,375
Mitsui Mining & Smelting Co., Ltd.                       1,000            5,002
Nakayama Steel Works Ltd.                                1,000            3,743
Nippon Denko Co., Ltd.                                   1,000            4,137
Nippon Kayaku Co., Ltd.                                  1,000            7,973
Nippon Light Metal Co., Ltd.                             2,000            5,119
Nippon Metal Industry Co., Ltd.                          1,000            3,785
Nippon Paint Co., Ltd.                                   1,000            5,237
Nippon Steel Corp.                                      22,000          126,289
Nisshin Steel Co., Ltd.                                  4,000           14,838
Nitto Denko Corp.                                          300           15,006
NOF Corp.                                                1,000            5,505
OJI Paper Co., Ltd.                                      5,000           26,520
Pacific Metals Co., Ltd.                                 1,000            9,794
Rengo Co., Ltd.                                          1,000            6,395
Shin-Etsu Chemical Co., Ltd.                               500           33,444
Showa Denko K.K.                                         2,000            7,654
ST Corp.                                                   100            1,343
Sumitomo Bakelite Co., Ltd.                              1,000            6,899
Sumitomo Chemical Co., Ltd.                              3,000           23,239
Sumitomo Light Metal Industries Ltd.                     1,000            2,073
Sumitomo Metal Industries Ltd.                          19,000           82,439
Sumitomo Metal Mining Co., Ltd.                          1,000           12,815
Taiyo Nippon Sanso Corp.                                 1,000            8,997
Toagosei Co., Ltd.                                       1,000            3,617
Tokyo Ohka Kogyo Co., Ltd.                                 100            2,786

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co., Ltd.                        400     $      6,264
Tomoku Co., Ltd.                                         1,000            2,148
Topy Industries Ltd.                                     1,000            4,171
Tosoh Corp.                                              3,000           13,243
Toyo Ink Manufacturing Co., Ltd.                         1,000            4,037
Ube Industries Ltd.                                      2,000            5,740
Yamato Kogyo Co., Ltd.                                     300            7,578
Yodogawa Steel Works Ltd.                                1,000            5,573
Yushiro Chemical Industry Co., Ltd.                        100            1,926
                                                                   ------------
Total Japan                                                             771,582
                                                                   ------------
Netherlands--4.4%
Akzo Nobel N.V.                                          2,178          132,716
Koninklijke DSM N.V.                                     1,629           80,403
Mittal Steel Co. N.V.                                      901           37,984
                                                                   ------------
Total Netherlands                                                       251,103
                                                                   ------------
New Zealand--0.1%
Nuplex Industries Ltd.                                   1,403            7,320
                                                                   ------------
Norway--1.9%
Norske Skogindustrier ASA                                3,200           55,249
Yara International ASA                                   2,200           50,086
                                                                   ------------
Total Norway                                                            105,335
                                                                   ------------
Portugal--0.3%
Corticeira Amorim S.A.                                     957            2,473
Portucel-Empresa Produtora De Pasta E Papel, S.A.        5,091           16,112
                                                                   ------------
Total Portugal                                                           18,585
                                                                   ------------
Spain--1.0%
Acerinox S.A.                                            1,399           42,522
Grupo Empresarial Ence S.A.                                191           10,578
Miquel y Costas & Miquel, S.A.                              51            1,593
Tubos Reunidos S.A.                                        162            3,918
                                                                   ------------
Total Spain                                                              58,611
                                                                   ------------
Sweden--3.0%
Billerud AB                                                500            8,878
Holmen AB Class B                                          600           26,129
SSAB Svenskt Stal AB Series A                            1,200           28,496
SSAB Svenskt Stal AB Series B                              400            9,031
Svenska Cellulosa Aktiebolaget SCA Class B               1,900           99,262
                                                                   ------------
Total Sweden                                                            171,796
                                                                   ------------
Switzerland--2.3%
Ciba Specialty Chemicals AG                                787           52,254
EMS-Chemie Holding AG                                      205           24,619
Givaudan                                                    36           33,266
Lonza Group AG                                             213           18,374
Schmolz + Bickenbach AG                                     56            4,223
                                                                   ------------
Total Switzerland                                                       132,736
                                                                   ------------
United Kingdom--24.3%
Anglo American PLC                                      10,604          516,974
Anglo Pacific Group PLC                                    920            2,642
Antofagasta PLC                                          2,759           27,485
BHP Billiton PLC                                        12,331          225,529
Corus Group PLC                                          3,508           36,422

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
December 31, 2006
================================================================================
Investments                                             Shares     U.S. $ Value
--------------------------------------------------------------------------------
Croda International PLC                                  1,028     $     11,770
DS Smith PLC                                             6,655           25,529
Elementis PLC                                            1,808            2,946
Filtrona PLC                                             1,403            7,180
Imperial Chemical Industries PLC                         7,727           68,356
Johnson Matthey PLC                                      1,392           38,386
Lonmin PLC                                                 673           39,647
Rio Tinto PLC                                            5,156          274,275
Vedanta Resources PLC                                      561           13,406
Victrex PLC                                                454            7,139
Xstrata PLC                                              1,643           81,998
Yule Catto & Co. PLC                                     2,031            9,222
                                                                   ------------
Total United Kingdom                                                  1,388,906
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $5,004,875)                                                    5,712,747
                                                                   ------------
RIGHTS*-- 0.0%
Germany--0.0%
H&R WASAG AG, expiring 1/16/07
(Cost: $0)                                                  73            1,513
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES --99.9%
(Cost: $5,004,875) (a)                                                5,714,260

Cash, Foreign Cash and Other Assets
  in Excess of Liabilities--0.1%                                          5,066
                                                                   ------------

NET ASSETS--100.0%                                                 $  5,719,326
                                                                   ============

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Chemicals                            35.3%
Mining                               34.7%
Iron/Steel                           19.1%
Forest Products & Paper              10.8%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Communications Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--6.9%
APN News & Media Ltd.                                        2,492    $   11,883
Austereo Group Ltd.                                          2,439         4,095
iiNET Ltd.                                                     478           335
Iress Market Technology Ltd.                                   508         2,811
IWL Ltd.                                                       361         1,334
John Fairfax Holdings Ltd.                                   6,358        24,205
Oakton Ltd.                                                    453         1,635
Prime Television Ltd.                                          665         1,939
Publishing & Broadcasting Ltd.                               2,768        46,580
Rural Press Ltd.                                               802         8,344
SAI Global Ltd.                                                479         1,454
Seek Ltd.                                                      322         1,492
Senetas Corp., Ltd.                                          2,057           624
Seven Network Ltd.                                           1,014         9,055
SMS Management & Technology Ltd.                               347         1,141
Southern Cross Broadcasting Australia Ltd.                     562         7,079
SP Telemedia Ltd.                                            1,443           887
STW Communications Group Ltd.                                1,316         3,392
Telstra Corp. Ltd.                                          73,665       240,380
Ten Network Holdings Ltd.                                    3,836         9,947
West Australian Newspapers Holdings Ltd.                     1,538        14,159
                                                                      ----------
Total Australia                                                          392,771
                                                                      ----------
Austria--0.3%
Telekom Austria AG                                             639        17,105
                                                                      ----------
Belgium--2.0%
Belgacom S.A.                                                2,157        94,915
Mobistar S.A.                                                  248        21,142
                                                                      ----------
Total Belgium                                                            116,057
                                                                      ----------
Finland--4.1%
Elcoteq SE                                                     101         1,303
Elisa Oyj                                                      756        20,686
Nokia Oyj                                                    9,136       186,491
PKC Group Oyj                                                  101         1,632
Sanoma-WSOY Oyj                                                746        21,002
Talentum Oyj                                                   403         1,748
                                                                      ----------
Total Finland                                                            232,862
                                                                      ----------
France--16.0%
Canal Plus S.A.                                                484         4,761
France Telecom S.A.                                         20,494       566,161
Havas S.A.                                                   1,050         5,815
Lagardere SCA                                                  339        27,268
M6, Metropole Television S.A.                                  701        25,014
PagesJaunes Groupe S.A.                                      1,877        37,299
Publicis Groupe                                                253        10,659
Societe Television Francaise 1                                 712        26,392
Vivendi                                                      5,476       213,813
                                                                      ----------
Total France                                                             917,182
                                                                      ----------
Germany--7.8%
Comdirect Bank AG                                              398         4,845
Deutsche Telekom AG                                         24,144       440,630
United Internet AG                                             117         1,933
                                                                      ----------
Total Germany                                                            447,408
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Hong Kong--7.3%
China Mobile Ltd.                                           42,000    $  362,904
China Netcom Group Corp. (Hong Kong) Ltd.                    2,000         5,362
China Unicom Ltd.                                           18,000        26,385
i-CABLE Communications Ltd.                                  9,000         2,106
Oriental Press Group Ltd.                                   14,000         2,538
PCCW Ltd.                                                   21,000        12,772
Television Broadcasts Ltd.                                   1,000         6,108
                                                                      ----------
Total Hong Kong                                                          418,175
                                                                      ----------
Ireland--0.2%
Independent News & Media PLC                                 3,185        12,642
                                                                      ----------
Italy--5.9%
Arnoldo Mondadori Editore SpA                                1,170        12,219
Caltagirone Editore SpA                                        358         2,981
CIR-Compagnie Industriali Riunite SpA                        1,661         5,503
Gruppo Editoriale L'Espresso SpA                             1,359         7,383
Mediaset SpA                                                 3,999        47,407
Monrif SpA                                                     390           662
RCS MediaGroup SpA                                             693         3,479
Telecom Italia SpA                                          86,227       260,381
                                                                      ----------
Total Italy                                                              340,015
                                                                      ----------
Japan--3.9%
Hakuhodo DY Holdings, Inc.                                      50         3,244
Hikari Tsushin, Inc.                                           100         4,389
Matsui Securities Co., Ltd.                                    200         1,516
Nippon Telegraph & Telephone Corp.                              17        83,605
Nippon Television Network Corp.                                 30         4,446
NTT DoCoMo, Inc.                                                77       121,489
Tokyo Broadcasting System, Inc.                                100         3,332
Yahoo Japan Corp.                                                8         3,182
                                                                      ----------
Total Japan                                                              225,203
                                                                      ----------
Netherlands--3.9%
Reed Elsevier N.V.                                           2,365        40,292
Royal KPN N.V.                                              10,738       152,500
Telegraaf Media Groep N.V.                                     105         2,748
Wegener N.V.                                                    45           652
Wolters Kluwer N.V.                                            912        26,205
                                                                      ----------
Total Netherlands                                                        222,397
                                                                      ----------
New Zealand--1.5%
CanWest MediaWorks NZ Ltd.                                   1,403         2,166
Telecom Corp. of New Zealand Ltd.                           23,623        80,951
                                                                      ----------
Total New Zealand                                                         83,117
                                                                      ----------
Norway--1.2%
Schibsted ASA                                                  150         5,372
Telenor ASA                                                  3,400        64,026
                                                                      ----------
Total Norway                                                              69,398
                                                                      ----------
Portugal--1.3%
Portugal Telecom, SGPS, S.A.                                 5,675        73,636
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Singapore--2.5%
Keppel Telecommunications & Transportation Ltd.              1,000    $    1,043
MobileOne Ltd.                                               6,000         8,408
Singapore Press Holdings Ltd.                                6,000        16,737
Singapore Telecommunications Ltd.                           48,000       102,614
StarHub Ltd.                                                 8,000        13,713
Yellow Pages (Singapore) Ltd.                                1,000           763
                                                                      ----------
Total Singapore                                                          143,278
                                                                      ----------
Spain--7.4%
Antena 3 Television, S.A.                                      936        22,019
Gestevision Telecinco, S.A.                                  1,562        44,449
Promotora de Informaciones, S.A.                               235         4,094
Telefonica, S.A.                                            16,589       352,627
                                                                      ----------
Total Spain                                                              423,189
                                                                      ----------
Sweden--4.5%
Eniro AB                                                       500         6,613
Tele2 AB Class B                                               900        13,152
Telefonaktiebolaget LM Ericsson Class A                      3,000        12,100
Telefonaktiebolaget LM Ericsson Class B                     29,000       117,178
TeliaSonera AB                                              13,500       110,971
                                                                      ----------
Total Sweden                                                             260,014
                                                                      ----------
Switzerland--1.8%
Ascom Holding AG                                                56           704
Kudelski S.A.                                                   48         1,805
Swisscom AG                                                    267       100,888
                                                                      ----------
Total Switzerland                                                        103,397
                                                                      ----------
United Kingdom--21.2%
Aegis Group PLC                                              1,404         3,847
Amstrad PLC                                                    343         1,051
British Sky Broadcasting Group PLC                           4,035        41,223
BT Group PLC                                                44,530       262,763
Cable & Wireless PLC                                        10,398        32,103
Centaur Media PLC                                              283           763
Daily Mail & General Trust N.V. Class A                        786        11,030
Emap PLC                                                       727        11,490
Euromoney Institutional Investor PLC                           407         4,353
Future PLC                                                   1,583         1,410
GCAP Media PLC                                                 729         2,921
Informa PLC                                                    783         9,149
Inmarsat PLC                                                 1,371        10,250
ITV PLC                                                     11,406        23,774
Johnston Press PLC                                             601         4,617
Pearson PLC                                                  3,340        50,433
Reed Elsevier PLC                                            3,942        43,243
Reuters Group PLC                                            3,840        33,463
SMG PLC                                                      1,000         1,292
Taylor Nelson Sofres PLC                                       773         3,041
Trinity Mirror PLC                                           1,331        12,230
United Business Media PLC                                      645         8,748
UTV PLC                                                        180         1,288
Vodafone Group PLC                                         208,530       577,495
Wilmington Group PLC                                           190           877
WPP Group PLC                                                1,760        23,785
Yell Group PLC                                               2,416        26,952
                                                                      ----------
Total United Kingdom                                                   1,203,591
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $4,991,675) (a)                                                $5,701,437

Foreign Cash and Other Assets in Excess of Liabilities--0.3%              14,814
                                                                      ----------

NET ASSETS--100.0%                                                    $5,716,251
                                                                      ==========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Telecommunications                  79.7%
Media                               18.0%
Advertising                          1.6%
Internet                             0.4%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Australia--8.1%
Alesco Corp., Ltd.                                             813    $    7,395
ARB Corp., Ltd.                                                519         1,497
Aristocrat Leisure Ltd.                                      2,376        29,777
Billabong International Ltd.                                 1,285        17,623
Coles Group Ltd.                                             9,374       103,439
Colorado Group Ltd.                                            552         1,753
David Jones Ltd.                                             5,138        16,888
Fantastic Holdings Ltd.                                        685         1,847
Fleetwood Corp., Ltd.                                          337         2,122
Flight Centre Ltd.                                           1,042        13,847
Funtastic Ltd.                                               1,788         2,269
Harvey Norman Holdings Ltd.                                  4,690        14,047
Housewares International Ltd.                                2,029         3,023
Infomedia Ltd.                                               4,508         2,700
JB Hi-Fi Ltd.                                                  318         1,642
Just Group Ltd.                                              2,066         6,025
MaxiTRANS Industries Ltd.                                    2,366         1,026
Nick Scali Ltd.                                                921         1,379
Pacifica Group Ltd.                                            750         1,289
Qantas Airways Ltd.                                         27,815       114,442
Rebel Sport Ltd.                                               641         2,269
Reject Shop Ltd. (The)                                         201         1,505
Repco Corp., Ltd.                                            3,268         4,392
Spotless Group Ltd.                                          2,342         8,565
Sunland Group Ltd.                                           2,772         7,887
Super Cheap Auto Group Ltd.                                    789         1,897
Tabcorp Holdings Ltd.                                        6,551        87,005
                                                                      ----------
Total Australia                                                          457,550
                                                                      ----------
Denmark--0.1%
Bang & Olufsen A/S Class B                                      25         3,219
                                                                      ----------
Finland--0.6%
Amer Sports Oyj                                                363         7,984
Finnair Oyj                                                    416         6,808
Nokian Renkaat Oyj                                             416         8,514
Rapala VMC Oyj                                                 104           849
Stockmann Oyj Abp Class B                                      165         7,937
                                                                      ----------
Total Finland                                                             32,092
                                                                      ----------
France--12.6%
Accor S.A.                                                   1,131        87,545
Air France-KLM S.A.                                            487        20,479
Alain Afflelou S.A.                                             15           732
Compagnie Generale des Etablissements Michelin Class B         806        77,054
Hermes International                                           247        30,861
Kaufman & Broad S.A.                                            65         4,058
Peugeot S.A.                                                 1,344        88,968
PPR S.A.                                                       654        97,622
Rallye S.A.                                                    375        20,289
Renault S.A.                                                 1,662       199,435
Rodriguez Group                                                 30         1,478
Sodexho Alliance S.A.                                          718        45,001
THOMSON                                                      1,100        21,482
Valeo S.A.                                                     439        18,252
                                                                      ----------
Total France                                                             713,256
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Germany--12.7%
adidas AG                                                      286    $   14,229
Bayerische Motoren Werke AG                                  1,587        91,053
BayWa AG                                                        64         2,049
Bechtle AG                                                      79         2,005
Continental AG                                                 273        31,715
DaimlerChrysler AG                                           5,939       366,513
Deutsche Lufthansa AG                                        2,671        73,436
Douglas Holding AG                                             171         8,832
ElringKlinger AG                                                63         4,031
Gerry Weber International AG                                    71         1,652
Grammer AG                                                      79         2,687
Medion AG                                                      137         1,458
Puma AG Rudolf Dassler Sport                                    17         6,628
Takkt AG                                                       141         2,445
Volkswagen AG                                                  950       107,596
                                                                      ----------
Total Germany                                                            716,329
                                                                      ----------
Hong Kong--1.9%
Cathay Pacific Airways Ltd.                                 27,000        66,587
China National Aviation Co., Ltd.                            6,000         2,145
China Travel International Investment Hong Kong Ltd.        34,000        11,104
Denway Motors Ltd.                                          32,000        12,961
Fountain Set (Holdings) Ltd.                                 4,000         1,116
Goldlion Holdings Ltd.                                      10,000         1,762
Hongkong & Shanghai Hotels Ltd. (The)                        3,000         5,069
Raymond Industrial Ltd.                                      3,000           621
Shaw Brothers (Hong Kong) Ltd.                               2,000         3,461
Shell Electric Manufacturing (Holdings) Co. Ltd.             3,000         1,107
YGM Trading                                                  1,000           701
                                                                      ----------
Total Hong Kong                                                          106,634
                                                                      ----------
Ireland--0.1%
Abbey PLC                                                      150         2,158
Paddy Power PLC                                                119         2,384
                                                                      ----------
Total Ireland                                                              4,542
                                                                      ----------
Italy--1.7%
Amplifon SpA                                                   130         1,098
Autogrill SpA                                                  654        12,013
Benetton Group SpA                                             886        16,894
Brembo SpA                                                     299         3,647
Bulgari SpA                                                  1,160        16,444
Geox SpA                                                       357         5,531
Indesit Co. SpA                                                622        10,121
Marzotto SpA                                                   279         1,261
Pirelli & C. SpA                                            22,537        22,423
Sogefi SpA                                                     548         4,249
Tod's SpA                                                       35         2,819
                                                                      ----------
Total Italy                                                               96,500
                                                                      ----------
Japan--28.0%
ABC-Mart, Inc.                                                 100         2,476
Advan Co., Ltd.                                                100         1,206
AEON Co., Ltd.                                                 700        15,127
Aisan Industry Co., Ltd.                                       100         1,150
Aisin Seiki Co., Ltd.                                          300        10,046
Akebono Brake Industry Co., Ltd.                             1,000         9,668
All Nippon Airways Co., Ltd.                                 2,000         7,066
Alpine Electronics, Inc.                                       100         1,491
AOKI Holdings, Inc.                                            100         1,775

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Arcs Co., Ltd.                                                 200    $    2,350
ASICS Corp.                                                  1,000        12,538
Avex Group Holdings, Inc.                                      100         1,600
Belluna Co., Ltd.                                               50           742
Bosch Corp.                                                  1,000         5,279
Bridgestone Corp.                                            1,200        26,738
Canon Electronics, Inc.                                        150         5,212
Canon Marketing Japan, Inc.                                    300         6,810
Chiyoda Co., Ltd.                                              100         2,031
Circle K Sunkus Co. Ltd.                                       200         3,550
Citizen Watch Co., Ltd.                                        700         5,352
Culture Convenience Club Co., Ltd.                             100           734
Daidoh Ltd.                                                    100         1,098
Daihatsu Motor Co., Ltd.                                     1,000        10,079
Daikoku Denki Co., Ltd.                                        100         2,132
Daiwa House Industry Co., Ltd.                               1,000        17,372
DENSO CORP.                                                  1,300        51,496
Don Quijote Co., Ltd.                                          100         1,909
Doshisha Co., Ltd.                                             100         1,901
Edion Corp.                                                    100         1,481
FamilyMart Co., Ltd.                                           200         5,438
Fast Retailing Co., Ltd.                                       200        19,068
FCC Co., Ltd.                                                  100         2,409
France Bed Holdings Co., Ltd.                                1,000         2,039
Fuji Heavy Industries Ltd.                                   2,000        10,256
Futaba Industrial Co., Ltd.                                    100         2,438
Gulliver International Co., Ltd.                                20         1,672
Hakuto Co., Ltd.                                               100         1,370
Hanwa Co., Ltd.                                              1,000         4,221
Heiwa Corp.                                                    200         2,528
Heiwado Co., Ltd.                                              100         1,659
Hino Motors Ltd.                                             1,000         5,136
HIS Co., Ltd.                                                  100         2,442
Hitachi High-Technologies Corp.                                100         2,971
Hitachi Maxell Ltd.                                            200         2,979
Honda Motor Co., Ltd.                                        3,000       118,333
Impact 21 Co., Ltd.                                            100         1,678
Inaba Denki Sangyo Co., Ltd.                                   100         3,525
Inaba Seisakusho Co., Ltd.                                     100         1,525
Isetan Co., Ltd.                                               200         3,609
Isuzu Motors Ltd.                                            1,000         4,691
ITOCHU Corp.                                                 3,000        24,598
Itochu Enex Co., Ltd.                                          300         2,044
Izumi Co., Ltd.                                                100         3,558
JTEKT Corp.                                                    200         4,238
Kanto Auto Works Ltd.                                          200         2,587
Keihin Corp.                                                   100         2,514
Kojima Co., Ltd.                                               100           828
Kokuyo Co., Ltd.                                               200         3,157
Komeri Co., Ltd.                                               100         2,921
Konaka Co., Ltd.                                               100         1,423
Kurabo Industries Ltd.                                       1,000         2,593
Kuraray Co., Ltd.                                              500         5,891
Lawson, Inc.                                                   300        10,726
Life Corp.                                                     100         1,454
Mars Engineering Corp.                                         100         1,951
Marubeni Corp.                                               2,000        10,138
Marui Co., Ltd.                                                600         6,989
Matsumotokiyoshi Co., Ltd.                                     100         2,220
Matsushita Electric Industrial Co., Ltd.                     3,000        59,796
Mazda Motor Corp.                                            1,000         6,823
Ministop Co., Ltd.                                             100         1,708
Mitsubishi Corp.                                             2,700        50,757
Mitsubishi Rayon Co., Ltd.                                   1,000         6,714
Mitsui & Co., Ltd.                                           3,000        44,816

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Mitsuuroko Co., Ltd.                                           200    $    1,425
MOS Food Services, Inc.                                        100         1,344
Nagaileben Co., Ltd.                                           100         2,153
Nifco, Inc.                                                    200         4,582
Nishimatsuya Chain Co., Ltd.                                   100         1,884
Nissan Diesel Motor Co., Ltd.                                1,000         3,340
Nissan Motor Co., Ltd.                                      13,300       159,950
Nissin Kogyo Co., Ltd.                                         100         2,568
Nitori Co., Ltd.                                                50         2,169
NOK Corp.                                                      100         1,964
Noritz Corp.                                                   100         1,792
Oriental Land Co., Ltd.                                        100         5,228
Parco Co., Ltd.                                                100         1,141
Pioneer Corp.                                                  300         4,114
Plenus Co., Ltd.                                               100         2,069
Point, Inc.                                                     20         1,313
RESORTTRUST, Inc.                                              100         2,635
Right On Co., Ltd.                                             100         3,869
Ryoshoku Ltd.                                                  100         2,102
Ryoyo Electro Corp.                                            100         1,438
Sangetsu Co., Ltd.                                             200         4,859
Sankyo Co., Ltd.                                               100         5,531
Sankyo Seiko Co., Ltd.                                         200           796
Sega Sammy Holdings, Inc.                                      500        13,470
Sekisui Chemical Co., Ltd.                                   1,000         7,964
Sekisui House, Ltd.                                          1,000        14,544
Shaddy Co., Ltd.                                               100         1,163
Shimachu Co., Ltd.                                             100         2,895
Showa Corp.                                                    100         1,627
Sony Corp.                                                     800        34,241
Sumitomo Corp.                                               2,000        29,894
Sumitomo Rubber Industries, Inc.                               600         7,740
Sundrug Co., Ltd.                                              100         2,211
Suzuki Motor Corp.                                             300         8,460
Teijin Ltd.                                                  1,000         6,152
Toei Co., Ltd.                                               1,000         5,405
Toho Co., Ltd.                                                 100         1,804
Tokai Rika Co., Ltd.                                           100         2,543
TOMY Co., Ltd.                                                 200         1,351
Toray Industries, Inc.                                       2,000        14,973
TOTO Ltd.                                                    1,000        10,004
Toyo Tire & Rubber Co., Ltd.                                 1,000         4,842
Toyobo Co., Ltd.                                             2,000         6,026
Toyoda Gosei Co., Ltd.                                         100         2,312
Toyota Auto Body Co., Ltd.                                     200         3,709
Toyota Boshoku Corp.                                           200         4,322
Toyota Motor Corp.                                           7,000       467,627
Toyota Tsusho Corp.                                            300         8,032
Trusco Nakayama Corp.                                          100         2,039
Unitika Ltd.                                                 1,000         1,267
USS Co., Ltd.                                                   40         2,602
Xebio Co., Ltd.                                                100         3,139
Yamada Denki Co., Ltd.                                          20         1,695
Yamaha Corp.                                                   300         6,345
Yamaha Motor Co., Ltd.                                         300         9,416
Yellow Hat Ltd.                                                100           845
Yokohama Rubber Co., Ltd. (The)                              1,000         6,026
                                                                      ----------
Total Japan                                                            1,585,791
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Netherlands--0.5%
Beter BED Holdings N.V.                                        118    $    3,003
Buhrmann N.V.                                                  419         6,221
Hunter Douglas N.V.                                            162        13,009
Macintosh Retail Group N.V.                                     83         2,791
Univar N.V.                                                     96         5,373
                                                                      ----------
Total Netherlands                                                         30,397
                                                                      ----------
New Zealand--1.0%
Air New Zealand Ltd.                                         9,365        12,480
Fisher & Paykel Appliances Holdings Ltd.                     2,587         7,005
Hallenstein Glasson Holdings Ltd.                              970         3,611
Pumpkin Patch Ltd.                                             784         2,571
Sky City Entertainment Group Ltd.                            4,471        16,204
Tourism Holdings Ltd.                                        1,460         2,059
Warehouse Group Ltd. (The)                                   2,885        14,646
                                                                      ----------
Total New Zealand                                                         58,576
                                                                      ----------
Norway--0.2%
Ekornes ASA                                                    400         9,187
Expert ASA                                                     100         1,606
                                                                      ----------
Total Norway                                                              10,793
                                                                      ----------
Portugal--0.3%
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.              1,958         4,544
Sonae SGPS, S.A.                                             6,273        12,491
                                                                      ----------
Total Portugal                                                            17,035
                                                                      ----------
Singapore--1.6%
Hotel Plaza Ltd.                                             3,000         3,070
Hotel Properties Ltd.                                        1,000         1,760
HTL International Holdings Ltd.                              1,000           603
Jardine Cycle & Carriage Ltd.                                1,000         9,646
Metro Holdings Ltd.                                          2,000         1,108
Robinson & Co., Ltd.                                         1,000         3,246
Singapore Airlines Ltd.                                      6,000        68,435
Stamford Land Corp., Ltd.                                    7,000         1,779
Tat Hong Holdings Ltd.                                       2,000         1,538
                                                                      ----------
Total Singapore                                                           91,185
                                                                      ----------
Spain--1.3%
Cia de Distribucion Integral Logista S.A.                      136         8,770
IBERIA, Lineas Aereas de Espana, S.A.                        3,738        13,604
Industria de Diseno Textil, S.A.                               948        51,016
Sol Melia, S.A.                                                152         3,009
                                                                      ----------
Total Spain                                                               76,399
                                                                      ----------
Sweden--6.7%
AB Electrolux Series B*                                      1,726        34,555
Bilia AB Class A                                               300         4,833
Clas Ohlson AB Class B                                         200         4,106
H&M Hennes & Mauritz AB Class B                              4,200       212,362
Nobia AB                                                       150         5,776
Scania AB Class A                                              800        57,343
Scania AB Class B                                              800        56,233
SkiStar AB                                                     200         3,449
                                                                      ----------
Total Sweden                                                             378,657
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Switzerland--0.3%
Swatch Group AG (The)                                          181    $    8,081
Swatch Group AG (The) Class B                                   45         9,926
                                                                      ----------
Total Switzerland                                                         18,007
                                                                      ----------
United Kingdom--21.8%
Alba PLC                                                       391         1,586
Alexon Group PLC                                               415         1,525
Barratt Developments PLC                                     1,302        31,471
Bellway PLC                                                    591        17,859
Big Yellow Group PLC                                           153         2,111
Blacks Leisure Group PLC                                       137         1,071
Boots Group PLC                                              7,350       120,474
Bovis Homes Group PLC                                          595        12,623
BSS Group PLC                                                  279         2,363
Burberry Group PLC                                           1,318        16,651
Carnival PLC                                                   813        41,179
Carpetright PLC                                                452        11,598
Carphone Warehouse Group PLC                                   972         5,973
Christian Salvesen PLC                                       2,765         3,599
Clinton Cards PLC                                            2,366         2,825
Compass Group PLC                                           16,160        91,720
Crest Nicholson PLC                                            524         6,343
Diploma PLC                                                    107         1,833
Domino's Pizza UK & IRL PLC                                    139         1,621
DSG International PLC                                       13,218        49,540
EMI Group PLC                                                4,182        21,690
Enterprise Inns PLC                                          1,090        28,863
European Motor Holdings PLC                                    231         2,198
Findel PLC                                                     305         4,268
First Choice Holidays PLC                                    2,948        16,444
French Connection Group PLC                                    477         1,890
Game Group PLC                                               1,819         4,041
Games Workshop Group PLC                                       366         2,855
George Wimpey PLC                                            2,693        29,436
GKN PLC                                                      5,638        30,676
Halfords Group PLC                                           1,702        12,250
Headlam Group PLC                                              508         6,115
HMV Group PLC                                                2,976         8,344
Holidaybreak PLC                                               318         4,823
IG Group Holdings PLC                                          385         2,189
Inchcape PLC                                                 1,667        16,509
Intercontinental Hotels Group PLC                            1,345        33,220
J D Wetherspoon PLC                                            327         4,451
JJB Sports PLC                                               2,280        10,498
John Menzies PLC                                               365         3,616
Kesa Electricals PLC                                         3,442        22,854
Kier Group PLC                                                  99         4,205
Kingfisher PLC                                              19,282        90,005
Ladbrokes PLC                                                2,869        23,485
Lookers PLC                                                    525         1,793
Luminar PLC                                                    387         5,522
Majestic Wine PLC                                              222         1,529
Marks & Spencer Group PLC                                    6,372        89,417
Millennium & Copthorne Hotels PLC                              960        11,470
Mitchells & Butlers PLC                                      1,623        22,569
Mothercare PLC                                                 322         2,450
N Brown Group PLC                                            1,465         8,086
Next PLC                                                     1,085        38,223
Pendragon PLC                                                2,695         5,275
Persimmon PLC                                                1,349        40,290
Punch Taverns PLC                                              591        14,794
Redrow PLC                                                     695         9,719
ScS Upholstery PLC                                             213         2,130

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Signet Group PLC                                             9,334    $   21,648
Sportingbet PLC                                                362           305
Ted Baker PLC                                                  169         1,943
Topps Tiles PLC                                              1,285         6,765
Umbro PLC                                                      763         1,997
Whitbread PLC                                                  961        31,504
William Hill PLC                                             1,866        23,081
Wilson Bowden PLC                                              519        22,469
Wolseley PLC                                                 2,286        55,164
Woolworths Group PLC                                        13,008         8,720
                                                                      ----------
Total United Kingdom                                                   1,235,753
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES--99.5%
(Cost: $4,975,088) (a)                                                 5,632,715

Cash, Foreign Cash and Other Assets in Excess of Liabilities--0.5%        30,624
                                                                      ----------

NET ASSETS--100.0%                                                    $5,663,339
                                                                      ==========

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Auto Manufacturers             31.5%
Retail                         25.4%
Airlines                        6.8%
Auto Parts & Equipment          6.4%
Distribution/Wholesale          6.0%
Home Builders                   4.1%
Entertainment                   3.8%
Home Furnishings                3.8%
Lodging                         2.9%
Leisure Time                    2.4%
Food Service                    2.4%
Apparel                         2.3%
Textiles                        1.0%
Housewares                      0.5%
Toys/Games/Hobbies              0.1%
Office Furnishings              0.1%
Storage/Warehousing             0.0% #

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--6.5%
ABB Grain Ltd.                                               1,664   $     8,840
A.B.C Learning Centres Ltd.                                  3,529        23,365
Adsteam Marine Ltd.                                          4,394         8,658
Australian Agricultural Co., Ltd.                            3,672         5,354
Australian Pharmaceutical Industries Ltd.                    7,574        13,253
AWB Ltd.                                                    13,126        31,865
Boom Logistics Ltd.                                          2,020         6,528
Brambles Industries Ltd.*                                   17,581       177,544
Candle Australia Ltd.                                        1,105         2,822
Coates Hire Ltd.                                             3,764        17,356
Coca-Cola Amatil Ltd.                                       18,132       110,903
Cochlear Ltd.                                                  484        22,126
Corporate Express Australia Ltd.                             2,987        14,126
Credit Corp. Group Ltd.                                        444         2,870
CSL Ltd.                                                       883        45,496
Foster's Group Ltd.                                         39,330       214,519
Healthscope Ltd.                                             3,724        15,821
Integrated Group Ltd.                                        2,120         3,292
Invocare Ltd.                                                1,880         8,254
Lion Nathan Ltd.                                            10,980        70,620
McGuigan Simeon Wines Ltd.                                   3,796         9,694
Metcash Ltd.                                                 4,873        17,937
Pacific Brands Ltd.                                         18,458        37,972
Primary Health Care Ltd.                                     1,884        19,750
Programmed Maintenance Services Ltd.                         1,569         6,146
Ramsay Health Care Ltd.                                      1,988        17,785
Ridley Corp., Ltd.                                           6,836         6,277
Sigma Pharmaceuticals Ltd.                                  13,561        31,959
Skilled Group Ltd.                                           2,084         8,624
Sonic Healthcare Ltd.                                        4,272        50,104
Symbion Health Ltd.                                          9,260        27,735
Veda Advantage Ltd.                                          2,272         4,710
Vision Systems Ltd.                                            427         1,262
Woolworths Ltd.                                             18,060       340,214
                                                                     -----------
Total Australia                                                        1,383,781
                                                                     -----------
Belgium--1.8%
Colruyt S.A.                                                   268        57,180
Delhaize Group                                                 763        63,537
InBev N.V.                                                   2,875       189,329
Omega Pharma S.A.                                               48         3,617
UCB S.A.                                                     1,165        79,807
                                                                     -----------
Total Belgium                                                            393,470
                                                                     -----------
Denmark--1.3%
Carlsberg A/S Class B                                          200        19,848
Coloplast A/S Class B                                          200        18,079
Danisco A/S                                                    200        17,017
H. Lundbeck A/S                                              1,600        44,082
Novo-Nordisk A/S Class B                                     1,800       149,812
Novozymes AS Class B                                           200        17,194
                                                                     -----------
Total Denmark                                                            266,032
                                                                     -----------
Finland--0.5%
Cramo Oyj Class B                                              404        10,069
HK Ruokatalo Oyj Class A                                       404         7,725
Kemira GrowHow Oyj                                           1,213        10,861
Kesko Oyj Class B                                              807        42,587
Poyry Oyj                                                      807        12,557

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Raisio PLC Class V                                           6,036   $    14,247
                                                                     -----------
Total Finland                                                             98,046
                                                                     -----------
France--13.4%
Assystem                                                       140         2,843
Carrefour S.A.                                               7,870       476,755
Casino Guichard Perrachon S.A.                               1,652       153,360
Christian Dior S.A.                                          1,377       146,624
Cie Generale D'Optique Essilor International S.A.              627        67,342
Clarins                                                        272        20,570
Generale de Sante                                              288        11,773
Groupe Danone                                                2,420       366,342
L'Oreal S.A.                                                 4,789       479,309
Provimi S.A.                                                   100         4,286
Remy Cointreau S.A.                                            563        36,378
Sanofi-Aventis                                              10,948     1,009,840
Societe BIC SA                                                 228        15,859
Societe Des Autoroutes Paris-Rhin-Rhone                        799        63,743
                                                                     -----------
Total France                                                           2,855,024
                                                                     -----------
Germany--3.1%
ALTANA AG                                                    1,245        77,161
Beiersdorf AG                                                1,385        89,709
Celesio AG                                                   1,165        62,432
Fresenius AG                                                   112        22,406
Fresenius Medical Care AG & Co. KGaA                           516        68,702
Henkel KGaA                                                    504        65,264
IDS Scheer AG                                                  128         2,604
Merck KGaA                                                     192        19,885
Metro AG                                                     2,759       175,759
Rhoen Klinikum AG                                              208         9,926
Schwarz Pharma AG                                               13         1,635
Sixt AG                                                         88         4,931
Stada Arzneimittel AG                                          212        12,147
Sudzucker AG                                                 2,008        48,535
                                                                     -----------
Total Germany                                                            661,096
                                                                     -----------
Hong Kong--0.0%
Cross-Harbour (Holdings) Ltd.                                4,000         3,425
Vitasoy International Holdings Ltd.                          8,000         3,096
                                                                     -----------
Total Hong Kong                                                            6,521
                                                                     -----------
Ireland--0.5%
C&C Group PLC                                                2,556        45,501
Fyffes PLC                                                   6,581        15,447
Glanbia PLC                                                  2,316         9,269
Greencore Group PLC                                          2,396        14,534
Iaws Group PLC                                                 424        10,802
Kerry Group PLC Class A                                        555        13,854
United Drug PLC                                              1,201         6,211
                                                                     -----------
Total Ireland                                                            115,618
                                                                     -----------
Italy--1.1%
Autostrada Torino-Milano SpA                                 1,157        26,043
Autostrade SpA                                               2,883        82,838
Cremonini SpA                                                5,532        17,526
Davide Campari-Milano SpA                                    1,473        14,587
Fiera Milano SpA                                               420         4,893
Luxottica Group SpA                                          1,852        56,853
Mirato SpA                                                     192         2,203

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Recordati SpA                                                1,621   $    12,430
Societa Iniziative Autostradali e Servizi SpA                1,828        27,166
                                                                     -----------
Total Italy                                                              244,539
                                                                     -----------
Japan--7.3%
Ajinomoto Co., Inc.                                          4,000        52,805
Asahi Breweries, Ltd.                                        2,000        31,975
Astellas Pharma, Inc.                                        2,400       108,967
Chugai Pharmaceutical Co., Ltd.                              2,000        41,207
Coca-Cola West Japan Co., Ltd.                                 400         9,248
Dai Nippon Printing Co., Ltd.                                4,000        61,701
Eisai Co., Ltd.                                              1,600        87,818
Fancl Corp.                                                    400         5,996
Fuji Oil Co., Ltd.                                             400         3,458
Goodwill Group, Inc. (The)                                       4         3,256
Hisamitsu Pharmaceutical Co., Inc.                             400        12,656
Hokuto Corp.                                                   400         7,033
House Foods Corp.                                              400         6,586
ITO EN LTD.                                                    400        12,219
Japan Tobacco, Inc.                                             24       115,816
Kagome Co., Ltd.                                               400         5,596
Kao Corp.                                                    4,000       107,759
Katokichi Co., Ltd.                                            800         6,472
Kirin Brewery Co., Ltd.                                      4,000        62,809
Kyowa Hakko Kogyo Co., Ltd.                                  4,000        34,208
Mediceo Paltac Holdings Co., Ltd.                              400         7,570
Meitec Corp.                                                   400        12,119
Mikuni Coca-Cola Bottling Co., Ltd.                            400         3,864
Mitsui Sugar Co., Ltd.                                       4,000        13,025
Nichii Gakkan Co.                                              400         5,922
Nihon Kohden Corp.                                             400         9,131
Nippon Kanzai Co., Ltd.                                        400        10,339
Nippon Suisan Kaisha Ltd.                                    1,200         7,040
Nisshin Seifun Group, Inc.                                   2,000        20,612
Nissin Food Products Co., Ltd.                                 400        14,804
Nosan Corp.                                                  4,000        10,272
Paramount Bed Co., Ltd.                                        400         6,748
Paris Miki, Inc.                                               400         7,234
QP Corp.                                                       800         6,909
Sakata Seed Corp.                                              400         4,854
Secom Co., Ltd.                                                800        41,425
Seikagaku Corp.                                                400         4,035
Shimadzu Corp.                                               4,000        35,215
Shiseido Co., Ltd.                                           4,000        86,610
Sohgo Security Services Co., Ltd.                              400         8,040
Suzuken Co., Ltd.                                              400        15,039
T. Hasegawa Co., Ltd.                                          400         6,214
Takeda Pharmaceutical Co., Ltd.                              4,400       301,691
Terumo Corp.                                                   400        15,711
Toho Pharmaceutical Co., Ltd.                                  400         7,251
Topcon Corp.                                                   400         7,939
Toppan Forms Co., Ltd.                                         800        11,145
Toppan Printing Co., Ltd.                                    4,000        44,111
Uni-Charm Corp.                                                400        23,734
Valor Co., Ltd.                                                400         5,291
Yakult Honsha Co., Ltd.                                        400        11,481
Yaoko Co., Ltd.                                                400         9,903
Zenrin Co., Ltd.                                               400        11,749
                                                                     -----------
Total Japan                                                            1,564,612
                                                                     -----------
Netherlands--4.3%
CSM N.V.                                                       995        38,273
Heineken Holding N.V.                                        1,317        53,489
Heineken N.V.                                                2,292       108,895

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Koninklijke Wessanen N.V.                                    1,509   $    20,396
Nutreco Holding N.V.                                           160        10,421
Randstad Holding N.V.                                          635        43,877
Unilever N.V.                                               22,282       608,211
USG People N.V.                                                160         6,986
Vedior N.V.                                                    983        20,364
                                                                     -----------
Total Netherlands                                                        910,912
                                                                     -----------
New Zealand--0.3%
Fisher & Paykel Healthcare Corp.                             6,909        20,753
PGG Wrightson Ltd.                                           6,713         7,763
Port of Tauranga Ltd.                                        2,751        11,541
Ryman Healthcare Ltd.                                          743         5,632
Sanford Ltd.                                                 2,312         8,477
                                                                     -----------
Total New Zealand                                                         54,166
                                                                     -----------
Norway--0.5%
Orkla ASA                                                    1,920       108,854
                                                                     -----------
Portugal--0.5%
Brisa-Auto-estradas de Portugal S.A.                         6,467        80,587
Jeronimo Martins, SGPS, S.A.                                 1,437        32,213
                                                                     -----------
Total Portugal                                                           112,800
                                                                     -----------
Singapore--0.8%
China Merchants Holdings Pacific Ltd.                       12,000         6,492
Fraser and Neave Ltd.                                       16,000        46,927
Parkway Holdings Ltd.                                       12,000        24,558
Petra Foods Ltd.                                             4,000         4,693
Raffles Education Corp., Ltd.                                8,000         9,229
SIA Engineering Co., Ltd.                                    8,000        22,421
Singapore Airport Terminal Services Ltd.                    16,000        26,071
Singapore Food Industries Ltd.                              12,000         7,235
Want Want Holdings Ltd.                                      8,000        13,040
                                                                     -----------
Total Singapore                                                          160,666
                                                                     -----------
Spain--1.8%
Abertis Infraestructuras S.A.                                5,357       158,940
Altadis, S.A.                                                2,536       132,593
Campofrio Alimentacion S.A.                                    735        13,462
Cintra Concesiones de Infraestructuras
  de Transporte, S.A.                                        1,365        22,859
Ebro Puleva S.A.                                             1,189        30,103
Europistas, Concesionaria Espanola, S.A.                     1,121        11,678
FAES FARMA, S.A.                                               280         9,696
Prosegur Cia de Seguridad S.A.                                 384        12,507
                                                                     -----------
Total Spain                                                              391,838
                                                                     -----------
Sweden--0.8%
Axfood AB                                                    1,000        41,356
Getinge AB Class B                                           1,600        35,891
Securitas AB Class B                                         3,200        49,686
Swedish Match AB                                             2,400        44,893
                                                                     -----------
Total Sweden                                                             171,826
                                                                     -----------
Switzerland--14.9%
Adecco S.A.                                                    911        62,129
Merck Serono S.A.                                               48        43,018
Nestle S.A.                                                  3,748     1,329,470
Nobel Biocare Holding AG                                       112        33,053
Novartis AG                                                 17,129       985,756

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Phonak Holding AG                                              104   $     8,264
Roche Holding AG                                             3,417       611,628
SGS S.A.                                                        80        88,998
Straumann Holding AG                                            48        11,600
                                                                     -----------
Total Switzerland                                                      3,173,916
                                                                     -----------
United Kingdom--40.4%
Aggreko PLC                                                  2,610        22,246
Arla Foods UK PLC                                            6,809         8,495
Associated British Foods PLC                                 7,732       124,920
AstraZeneca PLC                                             16,005       859,536
Atkins WS PLC                                                  663        10,601
Babcock International Group PLC                              1,233         9,671
Bespak PLC                                                     384         4,727
BPP Holdings PLC                                               675         6,975
British American Tobacco PLC                                30,450       851,615
Bunzl PLC                                                    3,752        46,152
Cadbury Schweppes PLC                                       21,351       228,367
Capita Group PLC                                             4,224        50,181
communisis PLC                                               3,560         5,870
Cranswick PLC                                                  440         7,798
Dairy Crest Group PLC                                        2,428        32,266
Davis Service Group PLC                                      2,851        28,122
Dawson Holdings PLC                                          1,573         3,233
De La Rue PLC                                                2,444        30,828
Dechra Pharmaceuticals PLC                                     512         2,640
Devro PLC                                                    2,392         5,711
Diageo PLC                                                  40,435       793,352
Enterprise PLC                                                 587         6,250
Forth Ports PLC                                                488        20,554
Gallaher Group PLC                                          10,353       232,308
Genus PLC                                                      376         3,930
GlaxoSmithKline PLC                                         69,972     1,840,551
Greene King PLC                                              1,541        34,292
Greggs PLC                                                     144        12,119
Group 4 Securicor PLC                                        9,702        35,698
Hays PLC                                                    12,848        40,044
Helphire Group PLC                                             883         6,740
Homeserve PLC                                                  336        12,429
Huntleigh Technology PLC                                       476         4,455
Imperial Tobacco Group PLC                                   9,730       382,766
Interserve PLC                                               1,736        13,624
Intertek Group PLC                                             939        15,318
ITE Group PLC                                                2,280         7,764
J. Sainsbury PLC                                            16,224       129,948
Johnson Service Group PLC                                    1,101         7,612
Mcbride PLC                                                  2,152         8,287
Michael Page International PLC                               1,609        14,242
M.P. Evans Group PLC                                           663         3,941
Nichols PLC                                                    667         3,217
Northern Foods PLC                                          18,338        41,184
Northgate PLC                                                  575        13,572
Office2office PLC                                              524         2,497
Premier Foods PLC                                            5,412        31,962
PZ Cussons PLC                                               4,651        15,019
Rank Group PLC                                              18,116        82,878
Reckitt Benckiser PLC                                        5,628       257,086
Rentokil Initial PLC                                        35,267       114,405
Robert Walters PLC                                             428         2,737
Robert Wiseman Dairies PLC                                     851         9,402
RPS Group PLC                                                  943         4,983
SABMiller PLC                                               12,616       290,124
Savills PLC                                                  1,229        16,356
Scottish & Newcastle PLC                                    17,073       186,954
Serco Group PLC                                              1,820        13,607

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Shire PLC                                                      955   $    19,794
Smith & Nephew PLC                                           5,077        52,961
SSL International PLC                                        1,720        12,447
St. Ives Group PLC                                           3,341        19,290
Tate & Lyle PLC                                              7,300       109,797
Tesco PLC                                                   79,349       628,180
Thorntons PLC                                                1,676         4,600
Unilever PLC                                                19,990       558,683
Uniq PLC                                                     2,436        10,834
Wm Morrison Supermarkets PLC                                20,913       104,167
Wolverhampton & Dudley Breweries (The) PLC                     947        33,547
                                                                     -----------
Total United Kingdom                                                   8,606,461
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $20,852,800) (a)                                               21,280,178

Cash, Foreign Cash and Other Assets in Excess of Liabilities--0.2%        41,836
                                                                     -----------

NET ASSETS--100.0%                                                   $21,322,014
                                                                     ===========

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Pharmaceuticals                          30.7%
Food                                     29.7%
Beverages                                11.2%
Commercial Services                       9.5%
Agriculture                               8.7%
Cosmetics/Personal Care                   4.6%
Healthcare-Products                       2.0%
Household Products/Wares                  1.9%
Healthcare-Services                       1.2%
Biotechnology                             0.3%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Energy Sector Fund
December 31, 2006
================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--13.7%
Australian Pipeline Trust                                 10,436     $    34,548
Caltex Australia Ltd.                                     36,518         662,020
Centennial Coal Co., Ltd.                                  6,528          14,561
Gloucester Coal Ltd.                                       1,556           4,943
MacArthur Coal Ltd.                                       10,837          46,980
New Hope Corp., Ltd.                                      25,303          28,320
Origin Energy Ltd.                                       129,808         846,142
Santos Ltd.                                               80,081         622,993
Woodside Petroleum Ltd.                                   25,857         776,700
                                                                     -----------
Total Australia                                                        3,037,207
                                                                     -----------
Austria--3.2%
OMV AG                                                    12,617         715,242
Schoeller-Bleckmann Oilfield Equipment AG                     96           4,400
                                                                     -----------
Total Austria                                                            719,642
                                                                     -----------
France--12.5%
Bourbon S.A.                                                 240          13,175
Technip S.A.                                              11,365         779,295
TOTAL S.A.                                                27,758       2,000,359
                                                                     -----------
Total France                                                           2,792,829
                                                                     -----------
Hong Kong--3.7%
CNOOC Ltd.                                               872,000         828,581
                                                                     -----------
Italy--13.0%
Cam Finanziara SpA                                         3,432           6,517
Eni SpA                                                   61,951       2,081,504
ERG SpA                                                    1,944          44,553
Saipem SpA                                                28,598         744,411
                                                                     -----------
Total Italy                                                            2,876,985
                                                                     -----------
Japan--9.0%
AOC Holdings, Inc.                                           400           6,549
Cosmo Oil Co., Ltd.                                        4,000          16,248
Japan Petroleum Exploration Co.                              400          23,767
Nippon Mining Holdings Inc.                                4,000          28,736
Nippon Oil Corp.                                          88,000         587,873
Showa Shell Sekiyu K.K.                                   56,400         630,480
TonenGeneral Sekiyu K.K.                                  72,000         712,417
                                                                     -----------
Total Japan                                                            2,006,070
                                                                     -----------
Netherlands--0.3%
Fugro N.V.                                                   624          29,787
SBM Offshore N.V.                                          1,296          44,519
                                                                     -----------
Total Netherlands                                                         74,306
                                                                     -----------
New Zealand--0.2%
New Zealand Refining Co., Ltd. (The)                      10,052          46,070
                                                                     -----------
Norway--9.1%
Norsk Hydro ASA                                           34,400       1,069,069
ProSafe ASA                                                1,600          22,742
Statoil ASA                                               35,400         939,531
                                                                     -----------
Total Norway                                                           2,031,342
                                                                     -----------
Singapore--0.1%
CH Offshore Ltd.                                          20,000           5,866

                      See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund
December 31, 2006
================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
KS Energy Services Ltd.                                    4,000     $     6,518
Singapore Petroleum Co., Ltd.                              4,000          11,367
                                                                     -----------
Total Singapore                                                           23,751
                                                                     -----------
Spain--7.9%
Cia Espanola de Petroleos S.A.                             9,720         761,347
Repsol YPF, S.A.                                          28,890         998,110
                                                                     -----------
Total Spain                                                            1,759,457
                                                                     -----------
United Kingdom--27.0%
BG Group PLC                                              58,072         787,633
BP PLC                                                   176,172       1,956,712
Burren Energy PLC                                            616          10,670
Expro International Group PLC                                796          13,772
John Wood Group PLC                                        2,812          14,419
Royal Dutch Shell PLC Class A                             48,139       1,696,146
Royal Dutch Shell PLC Class B                             42,646       1,494,017
Tullow Oil PLC                                             2,736          21,312
                                                                     -----------
Total United Kingdom                                                   5,994,681
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $21,603,821) (a)                                               22,190,921

Cash, Foreign Cash and Other Assets in Excess of Liabilities--0.3%        75,189
                                                                     -----------

NET ASSETS--100.0%                                                   $22,266,110
                                                                     ===========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Oil & Gas                            88.0%
Oil & Gas Services                   11.1%
Coal                                  0.4%
Pipelines                             0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Australia--11.6%
Adelaide Bank Ltd.                                              243   $    2,383
ALE Property Group                                              179          607
Allco Finance Group Ltd.                                        367        3,720
AMP Ltd.                                                      3,193       25,419
ASX Ltd.                                                        297        8,931
Australia & New Zealand Banking Group Ltd.                    4,031       89,630
Australian Education Trust                                      226          330
AVJennings Ltd.                                                 962          842
AXA Asia Pacific Holdings Ltd.                                1,584        9,102
Bank of Queensland Ltd.                                         199        2,442
Bendigo Bank Ltd.                                               256        2,811
Cabcharge Australia Ltd.                                        180        1,319
Challenger Financial Services Group Ltd.                        662        2,150
City Pacific Ltd.                                               789        2,767
Commonwealth Bank of Australia                                3,103      121,017
Count Financial Ltd.                                            263          493
Galileo Shopping America Trust                                2,991        2,900
Insurance Australia Group Ltd.                                4,336       21,702
IOOF Holdings Ltd.                                              104          906
Lend Lease Corp. Ltd.                                           890       12,935
Macquarie Bank Ltd.                                             331       20,592
MFS Ltd.                                                        181          659
Mortgage Choice Ltd.                                            278          585
National Australia Bank Ltd.                                  3,644      116,037
Peet Ltd.                                                       292          893
Perpetual Ltd.                                                   87        5,363
Promina Group Ltd.                                            2,208       12,043
QBE Insurance Group Ltd.                                      1,119       25,446
S8 Ltd.                                                         167          777
St.George Bank Ltd.                                           1,276       33,190
Suncorp-Metway Ltd.                                           1,385       22,215
Timbercorp Ltd.                                                 312          738
Tishman Speyer Office Fund                                      863        1,694
Westpac Banking Corp.                                         4,093       78,201
WHK Group Ltd.                                                  282          520
                                                                      ----------
Total Australia                                                          631,359
                                                                      ----------
Austria--0.6%
Bank Austria Creditanstalt AG                                   134       21,169
Erste Bank der oesterreichischen Sparkassen AG                  122        9,347
UNIQA Versicherungen AG                                          37        1,224
Wiener Stadtische AG                                             44        3,087
                                                                      ----------
Total Austria                                                             34,827
                                                                      ----------
Belgium--3.8%
Almancora SCA                                                    63        8,972
Dexia N.V.                                                    1,214       33,217
Fortis N.V.                                                   2,666      113,622
Gimv N.V.                                                        57        3,564
KBC Groep N.V.                                                  398       48,756
                                                                      ----------
Total Belgium                                                            208,131
                                                                      ----------
Bermuda--0.0%
Hiscox Ltd.                                                     424        2,326
                                                                      ----------
Denmark--0.9%
Codan A/S                                                        25        2,428
Danske Bank A/S                                               1,000       44,400

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Sydbank A/S                                                      50   $    2,388
                                                                      ----------
Total Denmark                                                             49,216
                                                                      ----------
Finland--0.5%
OKO Bank PLC Class A                                            299        5,007
Sampo Oyj Class A                                               797       21,314
Sponda Oyj                                                      199        3,149
                                                                      ----------
Total Finland                                                             29,470
                                                                      ----------
France--9.8%
Acanthe Developpement S.A.                                      258        1,232
April Group                                                      15          720
Assurances Generales de France                                  248       38,622
AXA S.A.                                                      3,041      122,986
Bail Investissement                                              70        6,798
BNP Paribas                                                   1,204      131,220
CNP Assurances S.A.                                             147       16,399
Credit Agricole S.A.                                            879       36,929
Euler Hermes S.A.                                                46        6,648
Eurazeo                                                          31        4,423
Foncia Groupe                                                    15          732
Gecina S.A.                                                     116       22,179
Klepierre                                                        70       13,200
Mercialys                                                        20          796
Natixis S.A.                                                    420       11,786
SCOR                                                          1,319        3,896
Societe Generale                                                583       98,864
Unibail                                                          68       16,598
Viel et Compagnie                                                98          614
                                                                      ----------
Total France                                                             534,642
                                                                      ----------
Germany--4.2%
Allianz SE                                                      394       80,404
AMB Generali Holding AG                                          40        5,776
AWD Holding AG                                                   64        2,702
Commerzbank AG                                                  410       15,598
DAB Bank AG                                                      69          637
Deutsche Bank AG                                                356       47,573
Deutsche Beteiligungs AG                                         12          318
Deutsche Boerse AG                                               24        4,412
Deutsche EuroShop AG                                             23        1,703
Deutsche Postbank AG                                            131       11,050
Hypo Real Estate Holding AG                                     101        6,358
IKB Deutsche Industriebank AG                                    91        3,544
IVG Immobilien AG                                                66        2,832
MLP AG                                                           49          972
MPC Munchmeyer Petersen Capital AG                               27        2,379
Muenchener Ruckversicherungs Gesellschaft AG                    244       41,963
                                                                      ----------
Total Germany                                                            228,221
                                                                      ----------
Hong Kong--4.7%
Bank of East Asia Ltd.                                        2,400       13,593
BOC Hong Kong (Holdings) Ltd.                                18,000       48,835
Cheung Kong (Holdings) Ltd.                                   2,000       24,622
China Overseas Land & Investment Ltd.                         4,000        5,370
Chong Hing Bank Ltd.                                          1,000        2,227
CITIC International Financial Holdings Ltd.                   5,000        4,487
Dah Sing Banking Group Ltd.                                     400          903
Fubon Bank (Hong Kong) Ltd.                                   2,000          915
Hang Lung Group Ltd.                                          2,000        6,082

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Hang Lung Properties Ltd.                                     5,000   $   12,537
Hang Seng Bank Ltd.                                           3,700       50,572
Henderson Investment Ltd.                                     2,000        3,693
Henderson Land Development Co., Ltd.                          2,000       11,186
Hong Kong Exchanges & Clearing Ltd.                           1,000       10,994
Hopewell Holdings Ltd.                                        1,000        3,510
Hysan Development Co., Ltd.                                   1,000        2,617
Industrial & Commercial Bank of China Asia Ltd.               2,000        3,857
Kowloon Development Co., Ltd.                                 1,000        1,774
New World Development Ltd.                                    3,000        6,041
Shenzhen Investment Ltd.                                      2,000          833
Silver Grant International Industries Ltd.                    2,000          527
Sino Land Co.                                                 2,000        4,670
Sun Hung Kai Properties Ltd.                                  2,000       22,976
Wheelock & Co., Ltd.                                          1,000        1,900
Wing Hang Bank Ltd.                                             500        5,883
Wing Lung Bank Ltd.                                             300        3,144
                                                                      ----------
Total Hong Kong                                                          253,748
                                                                      ----------
Ireland--1.5%
Allied Irish Banks PLC                                        1,164       34,720
Anglo Irish Bank Corp. PLC                                      285        5,882
Bank of Ireland                                               1,193       27,530
Depfa Bank PLC                                                  249        4,449
FBD Holdings PLC                                                 22        1,198
Irish Life & Permanent PLC                                      298        8,252
McInerney Holdings PLC                                           24          458
                                                                      ----------
Total Ireland                                                             82,489
                                                                      ----------
Italy--8.4%
Aedes SpA                                                       116          939
Alleanza Assicurazioni SpA                                    1,175       15,665
Assicurazioni Generali SpA                                      715       31,368
Azimut Holding SpA                                               31          415
Banca Carige SpA                                                803        3,820
Banca CR Firenze                                                812        2,730
Banca IFIS SpA                                                   20          267
Banca Intermobiliare SpA                                        167        1,841
Banca Lombarda e Piemontese SpA                                 363        8,228
Banca Monte dei Paschi di Siena SpA                           1,635       10,570
Banca Popolare dell'Emilia Romagna S.c.r.l.                     162        3,973
Banca Popolare dell'Etruria e del Lazio                          30          618
Banca Popolare di Intra S.c.r.l.                                 26          479
Banca Popolare di Milano S.c.r.l.                               196        3,399
Banca Popolare di Sondrio Scarl                                 120        2,298
Banca Popolare Italiana                                       1,081       15,409
Banca Profilo SpA                                               284          903
Banche Popolari Unite S.c.r.l.                                  420       11,531
Banco di Desio e della Brianza SpA                               55          616
Banco Popolare di Verona e Novara S.c.r.l.                      314        9,006
Beni Stabili SpA                                              1,434        2,286
Capitalia SpA                                                 3,026       28,610
Credito Artigiano SpA                                           197          961
Credito Emiliano SpA                                            240        3,393
Ergo Previdenza SpA                                             118          782
Fondiaria-SAI SpA                                               157        7,503
IMMSI SpA                                                       147          413
Intesa Sanpaolo SpA                                          10,684       82,418
Mediobanca SpA                                                  877       20,689
Mediolanum SpA                                                  635        5,171
Milano Assicurazioni SpA                                        767        6,245
Mittel SpA                                                       60          447

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Piccolo Credito Valtellinese Scarl                              121   $    1,950
Pirelli & C. Real Estate SpA                                     55        3,771
Premafin Finanziaria SpA                                         73          238
Risanamento SpA                                                  52          562
Sanpaolo IMI SpA                                              1,865       43,283
Societa Cattolica di Assicurazioni S.c.r.l.                      63        3,741
UniCredito Italiano SpA                                      12,622      110,516
Unipol SpA                                                    2,508        9,029
Vittoria Assicurazioni SpA                                       16          257
                                                                      ----------
Total Italy                                                              456,340
                                                                      ----------
Japan--3.8%
Acom Co., Ltd.                                                  110        3,693
Aeon Credit Service Co., Ltd.                                   100        1,892
Aiful Corp.                                                      50        1,406
Aomori Bank Ltd. (The)                                        1,000        4,104
Bank of Iwate Ltd. (The)                                        100        5,581
Bank of Saga Ltd. (The)                                       1,000        3,777
Century Leasing System, Inc.                                    100        1,302
Chukyo Bank Ltd. (The)                                        1,000        2,946
Cosmo Securities Co., Ltd.                                    1,000        1,670
Daisan Bank Ltd. (The)                                        1,000        3,357
Daito Trust Construction Co., Ltd.                              100        4,582
Daiwa Securities Group, Inc.                                  1,000       11,204
Eighteenth Bank Ltd. (The)                                    1,000        4,960
Fuyo General Lease Co., Ltd.                                    100        3,004
Goldcrest Co., Ltd.                                              10          515
Hitachi Capital Corp.                                           100        1,905
IBJ Leasing Co., Ltd.                                           100        2,467
Japan Securities Finance Co., Ltd.                              100        1,209
Michinoku Bank Ltd. (The)                                     1,000        3,273
Mie Bank Ltd. (The)                                           1,000        5,111
Mitsubishi UFJ Financial Group, Inc.                              2       24,674
Miyazaki Bank Ltd. (The)                                      1,000        4,918
Mizuho Financial Group, Inc.                                      2       14,267
Mizuho Trust & Banking Co., Ltd.                              1,000        2,216
Nikko Cordial Corp.                                             500        5,728
NIS GROUP Co., Ltd.                                           1,100          499
Nomura Holdings, Inc.                                           700       13,189
Oita Bank Ltd. (The)                                          1,000        6,907
OMC Card, Inc.                                                  100          781
Promise Co., Ltd.                                               100        3,105
Ricoh Leasing Co., Ltd.                                         100        2,593
Sanyo Shinpan Finance Co., Ltd.                                  20          498
Shinki Co., Ltd.                                                100          330
Sumitomo Mitsui Financial Group, Inc.                             1       10,239
Sumitomo Real Estate Sales Co., Ltd.                             10          760
Sumitomo Trust & Banking Co., Ltd. (The)                      1,000       10,474
T&D Holdings, Inc.                                               50        3,302
Takefuji Corp.                                                  120        4,743
TOC Co., Ltd.                                                   500        2,518
Tochigi Bank Ltd. (The)                                       1,000        6,890
Tokyo Leasing Co., Ltd.                                         100        1,503
UFJ Central Leasing Co., Ltd.                                   100        4,750
Yamagata Bank Ltd. (The)                                      1,000        5,178
Yamanashi Chuo Bank Ltd. (The)                                1,000        6,563
                                                                      ----------
Total Japan                                                              204,583
                                                                      ----------
Netherlands--6.0%
ABN AMRO Holding N.V.                                         3,245      104,194
Aegon N.V.                                                    2,021       38,483
BinckBank N.V.                                                   15          290

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Corio N.V.                                                      132   $   10,774
Eurocommercial Properties N.V.                                   70        3,490
Euronext N.V.                                                    45        5,311
ING Groep N.V.                                                3,062      135,626
Nieuwe Steen Investments N.V.                                    91        2,683
Rodamco Europe N.V.                                             146       19,405
Van der Moolen Holding N.V.                                      35          205
VastNed Offices                                                  46        1,805
VastNed Retail N.V.                                              25        2,538
Wereldhave N.V.                                                  31        4,125
                                                                      ----------
Total Netherlands                                                        328,929
                                                                      ----------
New Zealand--0.0%
Infratil Ltd.                                                   300        1,153
                                                                      ----------
Norway--0.9%
ABG Sundal Collier ASA                                        1,000        2,088
Acta Holding ASA                                              1,000        5,300
Aktiv Kapital ASA                                               100        1,502
DnB NOR ASA                                                   2,100       29,849
Sparebanken Midt-Norge                                          100        1,317
Storebrand ASA                                                  600        7,642
                                                                      ----------
Total Norway                                                              47,698
                                                                      ----------
Portugal--0.6%
Banco BPI, S.A.                                                 583        4,543
Banco Comercial Portugues, S.A. Class R                       4,161       15,363
Banco Espirito Santo, S.A.                                      613       11,009
Finibanco Holding, SGPS, S.A.                                    93          462
                                                                      ----------
Total Portugal                                                            31,377
                                                                      ----------
Singapore--2.1%
Allgreen Properties Ltd.                                      2,000        1,708
Ascendas Real Estate Investment Trust                         2,000        3,480
Ascott Group Ltd. (The)                                       1,000        1,049
CapitaCommercial Trust                                        1,000        1,708
CapitaLand Ltd.                                               1,000        4,041
CapitaMall Trust Management Ltd.                              2,000        3,793
DBS Group Holdings Ltd.                                       2,000       29,460
Fortune Real Estate Investment Trust                          1,000          759
GK Goh Holdings Ltd.                                          1,000          577
Guocoland Ltd.                                                1,000        1,688
Hong Leong Finance Ltd.                                       1,000        2,490
Macquarie MEAG Prime Real Estate Investment Trust             1,000          763
Mapletree Logistics Trust                                     1,000          776
MCL Land Ltd.                                                 1,000        1,115
Oversea-Chinese Banking Corp. Ltd.                            4,000       20,074
Singapore Exchange Ltd.                                       1,000        3,715
Suntec Real Estate Investment Trust                           3,000        3,559
United Industrial Corp., Ltd.                                 1,000        1,362
United Overseas Bank Ltd.                                     2,000       25,288
UOB Kay Hian Holdings Ltd.                                    2,000        1,721
UOL Group Ltd.                                                1,000        2,829
Wing Tai Holdings Ltd.                                        1,000        1,486
                                                                      ----------
Total Singapore                                                          113,441
                                                                      ----------
Spain--5.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.                  4,036       97,075
Banco de Valencia S.A.                                           25        1,254
Banco Pastor S.A.                                                85        1,653

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Banco Popular Espanol, S.A.                                   1,423   $   25,764
Banco Sabadell S.A.                                             276       12,341
Banco Santander Central Hispano S.A.                          8,371      156,083
Bankinter, S.A.                                                  67        5,266
Corporacion Financiera Alba                                       8          597
Corporacion Mapfre S.A.                                         895        4,036
Dinamia                                                          13          403
Fadesa Inmobiliaria S.A.                                         42        1,947
Metrovacesa, S.A.                                                61       10,336
                                                                      ----------
Total Spain                                                              316,755
                                                                      ----------
Sweden--3.3%
Castellum AB                                                    200        2,667
D. Carnegie & Co. AB                                            200        4,311
Fabege AB                                                       200        5,363
Investment AB Kinnevik Class B                                  100        1,681
Investor AB Class A                                             400        9,703
Investor AB Class B                                             400        9,820
Kungsleden AB                                                   200        3,069
LE Lundbergforetagen AB Class B                                  50        3,244
Nordea Bank AB                                                3,800       58,585
Oresund Investment AB                                           100        2,623
Ratos AB Class B                                                200        4,749
Skandinaviska Enskilda Banken AB Class A                        600       19,071
Svenska Handelsbanken AB Class A                                800       24,200
Swedbank AB Class A                                             800       29,052
                                                                      ----------
Total Sweden                                                             178,138
                                                                      ----------
Switzerland--4.6%
Baloise Holding AG                                               51        5,089
Converium Holding AG                                             37          496
Credit Suisse Group                                           1,296       90,509
Julius Baer Holding Ltd.                                         37        4,068
Pargesa Holding S.A.                                             53        6,026
Swiss Reinsurance Co.                                           369       31,317
UBS AG                                                        1,841      111,679
Vontobel Holding AG                                              83        3,583
                                                                      ----------
Total Switzerland                                                        252,767
                                                                      ----------
United Kingdom--26.3%
3i Group PLC                                                    347        6,855
Aberdeen Asset Management PLC                                   467        1,737
Admiral Group PLC                                               175        3,764
Alliance & Leicester PLC                                        847       18,865
Amlin PLC                                                       760        4,838
Amvescap PLC                                                    613        7,150
Atrium Underwriting PLC                                         101          510
Aviva PLC                                                     3,597       57,867
Barclays PLC                                                 11,480      164,017
Beazley Group PLC                                               578        1,572
Bradford & Bingley PLC                                        1,053        9,691
Brewin Dolphin Holdings PLC                                     229          833
Brit Insurance Holdings PLC                                     954        5,895
British Land Co. PLC                                            280        9,393
Brixton PLC                                                     278        3,134
Capital & Regional PLC                                           48        1,449
Cattles PLC                                                     597        5,132
Charles Taylor Consulting PLC                                    40          307
Chaucer Holdings PLC                                            584        1,143
Chesnara PLC                                                    322        1,108
Close Brothers Group PLC                                        178        3,541

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Collins Stewart PLC*                                            106   $      527
Datamonitor PLC                                                  48          503
Derwent Valley Holdings PLC                                      19          780
Domestic & General Group PLC                                     45        1,100
DTZ Holdings PLC                                                 28          458
Erinaceous Group PLC                                             86          583
F&C Asset Management PLC                                      1,061        4,381
Friends Provident PLC                                         3,748       15,918
Grainger Trust PLC                                               51          694
Great Portland Estates PLC                                      162        2,199
Hammerson PLC                                                   209        6,451
Hardy Underwriting Group PLC                                     58          292
HBOS PLC                                                      6,256      138,601
Helical Bar PLC                                                  38          353
Highway Insurance Holdings PLC                                  616          940
Hitachi Capital UK PLC                                           89          447
HSBC Holdings PLC                                            19,333      352,267
ICAP PLC                                                        440        4,121
Intermediate Capital Group PLC                                   97        3,218
Investec PLC                                                    416        5,369
Jardine Lloyd Thompson Group PLC                                494        4,066
Kensington Group PLC                                             43          665
Kiln PLC                                                        435        1,047
Land Securities Group PLC                                       549       24,959
Legal & General Group PLC                                     3,376       10,407
Liberty International PLC                                       382       10,437
Liontrust Asset Management PLC                                   39          279
Lloyds TSB Group PLC                                         15,654      175,092
London Merchant Securities                                      345        2,063
London Scottish Bank PLC                                        303          676
London Stock Exchange Group PLC                                  76        1,949
Man Group PLC                                                 1,354       13,853
McKay Securities PLC                                             51          456
Minerva PLC                                                      55          436
Northern Rock PLC                                               463       10,675
Numis Corp. PLC                                                  42          230
Old Mutual PLC                                                7,497       25,567
Paragon Group of Cos. PLC                                        94        1,230
Primary Health Properties PLC                                    29          304
Provident Financial PLC                                         608        8,347
Prudential PLC                                                2,628       35,978
Quintain Estates & Development PLC                               93        1,556
RAB Capital PLC                                                 159          327
Rathbone Brothers PLC                                            48        1,125
Rensburg Sheppards PLC                                           30          495
Resolution PLC                                                  165        2,072
Royal Bank of Scotland Group (The) PLC                        4,636      180,831
Schroders PLC Non-voting class                                  193        4,215
Schroders PLC                                                    66        1,351
Shaftesbury PLC                                                  55          844
Slough Estates PLC                                              567        8,717
Songbird Estates PLC Class B                                  1,162        7,948
St. James's Place PLC                                           178        1,497
St. Modwen Properties PLC                                        94        1,076
Standard Chartered PLC                                        1,393       40,677
Tullett Prebon PLC*                                             106        1,348
Unite Group PLC                                                  31          332
Warner Estate Holdings PLC                                       64        1,083
Wellington Underwriting PLC                                     818        2,001
Workspace Group PLC                                              81          789
                                                                      ----------
Total United Kingdom                                                   1,435,003
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,993,421)                                                    $5,420,613
                                                                      ----------

RIGHTS*--0.0%
Singapore--0.0%
Allgreen Properties Ltd., expiring 1/09/07
(Cost: $0)                                                    1,000          462
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES--99.4%
(Cost: $4,993,421) (a)                                                 5,421,075

Foreign Cash and Other Assets in Excess of Liabilities--0.6%              31,724
                                                                      ----------

NET ASSETS--100.0%                                                    $5,452,799
                                                                      ==========

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Banks                                         65.2%
Insurance                                     16.6%
Diversified Financial Services                 9.2%
Real Estate                                    5.2%
REITS                                          2.2%
Investment Companies                           0.8%
Venture Capital                                0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--8.3%
Adelaide Brighton Ltd.                                       4,989    $   11,050
Amcor Ltd.                                                   7,434        42,482
Ansell Ltd.                                                    412         3,653
Boral Ltd.                                                   4,746        28,542
Bradken Ltd.                                                   904         5,700
Coffey International Ltd.                                      695         2,246
Crane Group Ltd.                                               619         6,479
CSR Ltd.                                                     6,535        19,316
Downer EDI Ltd.                                              1,798         9,906
Futuris Corp., Ltd.                                          5,673         8,809
GUD Holdings Ltd.                                              915         6,375
GWA International Ltd.                                       3,446        10,267
Hills Industries Ltd.                                        2,068         9,161
Leighton Holdings Ltd.                                       1,810        28,847
Monadelphous Group Ltd.                                        541         4,013
Orica Ltd.                                                   1,621        31,047
Rinker Group Ltd.                                            2,584        36,763
Sims Group Ltd.                                              1,449        23,093
Toll Holdings Ltd.                                           1,476        21,255
Transfield Services Ltd.                                     1,102         8,330
United Group Ltd.                                              809         8,895
Wesfarmers Ltd.                                              4,578       135,460
WorleyParsons Ltd.                                             600        10,064
                                                                      ----------
Total Australia                                                          471,753
                                                                      ----------
Austria--0.8%
Andritz AG                                                      31         6,716
AT&S Austria Technologie & Systemtechnik AG                     73         2,190
Flughafen Wien AG                                              104        10,203
Semperit AG Holding                                             93         3,448
Wienerberger AG                                                352        20,887
                                                                      ----------
Total Austria                                                             43,444
                                                                      ----------
Belgium--1.6%
Agfa-Gevaert N.V.                                              634        16,185
Barco N.V.                                                      55         5,004
Bekaert S.A.                                                    81        10,115
Compagnie Maritime Belge S.A.                                  799        34,358
Euronav N.V.                                                   653        19,495
EVS Broadcast Equipment S.A.                                    59         3,408
                                                                      ----------
Total Belgium                                                             88,565
                                                                      ----------
Denmark--0.8%
A/S Dampskibsselskabet TORM                                    500        32,725
FLSmidth & Co. A/S                                             100         6,351
NKT Holding A/S                                                 75         6,627
                                                                      ----------
Total Denmark                                                             45,703
                                                                      ----------
Finland--1.9%
Aspo Oyj                                                       252         2,260
Elektrobit Group Oyj                                           607         1,649
Finnlines Oyj                                                  202         4,582
Fiskars Oyj Abp Class A                                        354         5,737
Huhtamaki Oyj                                                  455         8,928
KCI Konecranes Oyj                                             151         4,440
Lassila & Tikanoja Oyj                                         101         2,885
Metso Oyj                                                      505        25,465
Ponsse Oyj                                                     141         2,417
Scanfil Oyj                                                    404         1,263
Uponor Corp.                                                   404        15,108
Vaisala Oyj Class A                                            101         4,404

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Wartsila Oyj Class B                                           304    $   16,360
YIT Oyj                                                        505        13,951
                                                                      ----------
Total Finland                                                            109,449
                                                                      ----------
France--15.1%
Bouygues S.A.                                                1,444        92,598
CFF RECYCLING                                                   61         2,445
Cie de Saint-Gobain S.A.                                     1,681       141,089
Ciments Francais                                               117        22,448
EIFFAGE                                                        248        23,562
Imerys S.A.                                                    339        30,129
Lafarge S.A.                                                   914       135,830
Manitou BF S.A.                                                154         7,717
Nexans S.A.                                                     79        10,105
Schneider Electric S.A.                                      1,276       141,506
Ste Industrielle d'Aviation Latecoere S.A.                      52         1,632
Thales S.A.                                                    910        45,335
Vallourec S.A.                                                  93        27,017
VINCI S.A.                                                   1,240       158,280
Zodiac S.A.                                                    189        12,686
                                                                      ----------
Total France                                                             852,379
                                                                      ----------
Germany--10.8%
Bilfinger Berger AG                                            122         8,922
Deutsche Post AG                                             6,259       188,507
Fraport AG Frankfurt Airport Services Worldwide                199        14,175
Heidelberger Druckmaschinen AG                                 104         4,921
HOCHTIEF AG                                                    185        13,466
Indus Holding AG                                               118         4,606
Kloeckner-Werke AG                                             635         9,295
KRONES AG                                                       21         3,208
Leoni AG                                                        90         3,670
Linde AG                                                       416        42,930
MAN AG                                                         387        34,936
Norddeutsche Affinerie AG                                      283         7,930
Rheinmetall AG                                                  84         6,367
Siemens AG                                                   2,695       267,031
Vossloh AG                                                      71         5,350
                                                                      ----------
Total Germany                                                            615,314
                                                                      ----------
Hong Kong--1.1%
Hong Kong Aircraft Engineering Co. Ltd.                        400         5,452
Hung Hing Printing Group Ltd.                                6,000         3,379
MTR Corp.                                                   18,500        46,528
Singamas Container Holdings Ltd.                             4,000         1,826
Techtronic Industries Co. Ltd.                               3,500         4,536
                                                                      ----------
Total Hong Kong                                                           61,721
                                                                      ----------
Ireland--1.0%
CRH PLC                                                      1,238        51,554
Kingspan Group PLC                                             215         5,699
                                                                      ----------
Total Ireland                                                             57,253
                                                                      ----------
Italy--1.2%
Astaldi SpA                                                    230         1,715
BUZZI UNICEM SpA                                               428        12,151
Caltagirone SpA                                                145         1,516
Cementir-Cementerie del Tirreno SpA                            356         3,190
Finmeccanica SpA                                               985        26,666
Gewiss SpA                                                     229         1,751
I.M.A.-Industria Macchine Automatiche SpA                      206         3,056
Interpump Group SpA                                            279         2,522
Italcementi SpA                                                421        11,864

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Navigazione Montanari SpA                                      406    $    2,034
Permasteelisa SpA                                               88         1,630
Premuda SpA                                                    887         1,847
                                                                      ----------
Total Italy                                                               69,942
                                                                      ----------
Japan--17.0%
Achilles Corp.                                               1,000         1,670
Advantest Corp.                                                100         5,724
Aichi Corp.                                                    100           971
Airport Facilities Co., Ltd.                                   200         1,170
Alps Electric Co., Ltd.                                        400         4,334
Amada Co., Ltd.                                              1,000        10,583
Amano Corp.                                                    200         2,508
Asahi Glass Co., Ltd.                                        2,000        24,002
Asahi Organic Chemicals Industry Co., Ltd.                   1,000         4,146
Asahi Pretec Corp.                                             100         1,997
Casio Computer Co., Ltd.                                       300         6,798
Chofu Seisakusho Co., Ltd.                                     100         2,018
Chudenko Corp.                                                 100         1,562
CKD Corp.                                                      100         1,045
Cleanup Corp.                                                  200         1,615
CMK Corp.                                                      100         1,036
Cosel Co., Ltd.                                                100         1,600
Daiichi Chuo Kisen Kaisha                                    1,000         2,409
Daikin Industries Ltd.                                         200         6,949
East Japan Railway Co.                                           6        40,032
Ebara Corp.                                                  1,000         3,827
Fanuc Ltd.                                                     200        19,671
Fuji Electric Holdings Co., Ltd.                             1,000         5,413
FUJIFILM Holdings Corp.                                        500        20,519
Fujitsu Devices, Inc.                                        1,000        14,015
Fukuyama Transporting Co., Ltd.                              1,000         3,785
Futaba Corp.                                                   200         4,675
Hamamatsu Photonics K.K.                                       100         2,996
Hankyu Hanshin Holdings, Inc.                                1,000         5,707
Hibiya Engineering Ltd.                                      1,000         9,190
Hitachi Cable Ltd.                                           1,000         5,606
Hitachi Construction Machinery Co., Ltd.                       200         5,371
Hitachi Ltd.                                                 7,000        43,589
Hitachi Transport System Ltd.                                  200         2,090
Hoya Corp.                                                     800        31,152
Ibiden Co., Ltd.                                               100         5,035
Idec Corp.                                                     100         1,551
Iino Kaiun Kaisha Ltd.                                         300         2,903
Japan Airport Terminal Co., Ltd.                               200         2,348
Japan Foundation Engineering Co., Ltd.                         300           974
JS Group Corp.                                                 900        18,921
Kaga Electronics Co., Ltd.                                     100         1,788
Kajima Corp.                                                 2,000         8,762
Kawasaki Heavy Industries Ltd.                               1,000         3,751
Kawasaki Kisen Kaisha Ltd.                                   2,000        15,627
Keio Corp.                                                   1,000         6,462
Kintetsu Corp.                                               2,000         5,824
Komatsu Ltd.                                                   900        18,241
Kubota Corp.                                                 2,000        18,497
Kurita Water Industries Ltd.                                   200         4,314
Kyocera Corp.                                                  300        28,248
Mabuchi Motor Co., Ltd.                                        100         5,942
Makita Corp.                                                   200         6,126
Maruichi Steel Tube Ltd.                                       300         8,283
Maruzen Showa Unyu Co., Ltd.                                 1,000         3,399
Matsushita Electric Works Ltd.                               1,000        11,573
Minebea Co., Ltd.                                            1,000         6,983
MISUMI Group, Inc.                                             100         1,913
Mitsubishi Electric Corp.                                    2,000        18,228
Mitsubishi Heavy Industries Ltd.                             4,000        18,161
Mitsui Engineering & Shipbuilding Co., Ltd.                  1,000         3,248

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                     4,000    $   39,411
Mitsumi Electric Co., Ltd.                                     200         4,398
Miura Co., Ltd.                                                100         2,535
Nagoya Railroad Co., Ltd.                                    1,000         2,971
NEC Corp.                                                    3,000        14,326
NEC Networks & System Integration Corp.                        100         1,189
Nichicon Corp.                                                 200         2,452
Nichiha Corp.                                                  100         1,321
Nidec Copal Corp.                                              200         2,352
Nidec Copal Electronics Corp.                                  200         1,250
Nihon Yamamura Glass Co., Ltd.                               1,000         2,711
Nippon Densetsu Kogyo Co., Ltd.                              1,000         6,915
Nippon Express Co., Ltd.                                     2,000        10,927
Nippon Koei Co., Ltd.                                        1,000         2,694
Nippon Sheet Glass Co., Ltd.                                 1,000         4,683
Nippon Signal Co., Ltd. (The)                                  200         1,484
Nippon Valqua Industries Ltd.                                1,000         3,374
Nippon Yusen K.K.                                            4,000        29,206
Nishimatsu Construction Co., Ltd.                            1,000         3,298
Nishi-Nippon Railroad Co., Ltd.                              1,000         3,684
Nitto Kogyo Corp.                                              100         1,637
Nitto Kohki Co., Ltd.                                          100         2,174
NSK Ltd.                                                     1,000         9,844
NTN Corp.                                                    1,000         8,955
Obayashi Corp.                                               1,000         6,479
Odakyu Electric Railway Co., Ltd.                            1,000         6,387
Okumura Corp.                                                1,000         4,943
Onoken Co., Ltd.                                               100         1,117
OSG Corp.                                                      200         3,273
Raito Kogyo Co., Ltd.                                          300           879
Rinnai Corp.                                                   100         2,988
Ryosan Co., Ltd.                                               100         2,497
Sagami Railway Co., Ltd.                                     1,000         3,340
Sankyo-Tateyama Holdings Inc.                                1,000         2,266
Sanshin Electronics Co., Ltd.                                1,000        12,698
Sanwa Shutter Corp.                                          1,000         5,908
Sanyo Denki Co., Ltd.                                        1,000         7,075
Sato Corp.                                                     100         1,775
Sharp Corp.                                                  2,000        34,409
Shimizu Corp.                                                2,000         9,987
Shin-Etsu Polymer Co., Ltd.                                    100         1,397
Shinwa Kaiun Kaisha Ltd.                                     1,000         3,970
Stanley Electric Co., Ltd.                                     300         6,005
Star Micronics Co., Ltd.                                       100         1,993
Sumida Corp.                                                   100         2,006
Sumitomo Electric Industries Ltd.                              800        12,488
Sumitomo Osaka Cement Co., Ltd.                              1,000         3,265
Taiheiyo Cement Corp.                                        1,000         3,911
Taikisha Ltd.                                                  200         2,365
Taisei Corp.                                                 2,000         6,093
Tenma Corp.                                                    100         1,800
THK Co., Ltd.                                                  200         5,153
TOA CORP.                                                    1,000           932
Tobu Railway Co., Ltd.                                       1,000         4,826
Toda Corp.                                                   1,000         4,238
Tokai Rubber Industries, Inc.                                  200         3,399
Tokyo Kikai Seisakusho Ltd.                                  1,000         2,795
Tokyu Corp.                                                  1,000         6,395
Tonami Transportation Co., Ltd.                              1,000         2,467
Toshiba Corp.                                                4,000        26,017
Toshiba TEC Corp.                                            1,000         5,145
Toyo Corp./Chuo-ku                                             100         1,240
Toyo Seikan Kaisha Ltd.                                        200         3,308
Toyota Industries Corp.                                        400        18,363
Tsubaki Nakashima Co., Ltd.                                    200         3,105
Ushio Inc.                                                     200         4,104
Yamatake Corp.                                                 100         2,220
Yamato Holdings Co., Ltd.                                    1,000        15,358

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Yokogawa Electric Corp.                                        300    $    4,751
Yurtec Corp.                                                 1,000         4,943
                                                                      ----------
Total Japan                                                              960,741
                                                                      ----------
Netherlands--6.6%
Aalberts Industries N.V.                                        55         4,750
Arcadis N.V.                                                    40         2,463
Boskalis Westminster                                            90         8,901
European Aeronautic Defence & Space Co. N.V.                 3,092       106,417
Heijmans N.V.                                                  135         7,416
Koninklijke BAM Groep N.V.                                     453         8,775
Koninklijke Philips Electronics N.V.                         3,705       139,581
Koninklijke Vopak N.V.                                         209         9,809
Smit Internationale N.V.                                        98         5,279
Stork N.V.                                                     135         7,082
Ten Cate N.V.                                                   87         2,663
TNT N.V.                                                     1,612        69,254
                                                                      ----------
Total Netherlands                                                        372,390
                                                                      ----------
New Zealand--1.1%
Auckland International Airport Ltd.                         11,014        17,007
Fletcher Building Ltd.                                       4,148        32,319
Freightways Ltd.                                             1,317         4,225
Mainfreight Ltd.                                               365         2,059
Steel & Tube Holdings Ltd.                                   1,383         4,729
                                                                      ----------
Total New Zealand                                                         60,339
                                                                      ----------
Norway--0.5%
Aker Yards AS                                                  120         9,309
Camillo Eitzen & Co. AS                                        300         3,252
Solstad Offshore ASA                                           100         2,200
Tomra Systems ASA                                              200         1,381
Veidekke ASA                                                   200         7,613
Wilh. Wilhelmsen ASA Class A                                   150         5,722
                                                                      ----------
Total Norway                                                              29,477
                                                                      ----------
Portugal--0.8%
CIMPOR-Cimentos de Portugal SGPS, S.A.                       3,541        29,370
Mota-Engil, SGPS, S.A.                                         733         4,968
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.          942        10,981
                                                                      ----------
Total Portugal                                                            45,319
                                                                      ----------
Singapore--2.4%
Chuan Hup Holdings Ltd.                                     28,000         5,749
ComfortDelgro Corp., Ltd.                                   13,000        13,641
Cosco Corp. (Singapore) Ltd.                                 3,000         4,497
Delong Holdings Ltd.                                        23,000         2,024
Elec & Eltek International Co., Ltd.                         2,000         5,580
Hi-P International Ltd.                                      3,000         1,701
Hong Leong Asia Ltd.                                         2,000         2,216
Jaya Holdings Ltd.                                           6,000         5,788
Jurong Technologies Industrial Corp., Ltd.                   2,000         1,408
Labroy Marine Ltd.                                           1,000         1,225
MFS Technology Ltd.                                          2,000         1,193
MMI Holding Ltd.                                             3,000         2,053
Pan-United Corp., Ltd.                                       4,000         1,551
Pan-United Marine Ltd.                                       3,000         2,542
Samudera Shipping Line Ltd.                                  8,000         1,773
SBS Transit Ltd.                                             2,500         3,959
SembCorp Industries Ltd.                                     6,000        15,017
SembCorp Marine Ltd.                                         7,000        15,512
Singapore Post Ltd.                                         17,000        12,077
Singapore Technologies Engineering Ltd.                      6,000        12,045

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
SMRT Corp., Ltd.                                            13,000    $   10,083
Unisteel Technology Ltd.                                     1,000         1,662
United Engineers Ltd.                                        1,000         1,610
Venture Corp., Ltd.                                          1,000         8,799
WBL Corp., Ltd.                                              1,000         2,920
                                                                      ----------
Total Singapore                                                          136,625
                                                                      ----------
Spain--4.3%
Abengoa S.A.                                                    90         3,300
Acciona, S.A.                                                  144        26,793
ACS, Actividades Construccion y Servicios, S.A.                764        43,028
Duro Felguera S.A.                                             214         2,097
Fomento de Construcciones y Contratas S.A.                     479        48,762
Gamesa Corp Tecnologica S.A.                                   350         9,623
Grupo Ferrovial S.A.                                           319        31,107
Obrascon Huarte Lain, S.A.                                     147         4,536
Sacyr Vallehermoso, S.A.                                       727        43,140
Tubacex S.A.                                                   273         1,778
Zardoya-Otis S.A.                                            1,037        31,424
                                                                      ----------
Total Spain                                                              245,588
                                                                      ----------
Sweden--10.3%
AB Volvo Class A                                             1,000        71,020
AB Volvo Class B                                             2,100       144,694
Alfa Laval AB                                                  400        18,062
Assa Abloy AB Class B                                        1,400        30,485
Atlas Copco AB Class A                                       1,400        47,054
Atlas Copco AB Class B                                         800        25,954
Brostrom AB Class B                                            300         6,576
Cardo AB                                                       200         7,599
Hexagon AB Class B                                             100         4,274
Hoganas AB Class B                                             200         5,246
JM AB                                                          400         9,703
Munters AB                                                     100         4,632
NCC AB Class B                                                 300         8,220
Nibe Industrier AB Class B                                     200         3,361
Peab AB                                                        300         7,124
Saab AB Class B                                                400        12,275
Sandvik AB                                                   5,600        81,427
Skanska AB Class B                                           2,400        47,348
SKF AB Class B                                               2,200        40,670
Trelleborg AB Class B                                          400         9,586
                                                                      ----------
Total Sweden                                                             585,310
                                                                      ----------
Switzerland--1.7%
Holcim Ltd.                                                    614        56,184
Kuehne + Nagel International AG                                238        17,284
Panalpina Welttransport Holding AG                              63         8,578
Schindler Holding AG Participating Shares                      111         6,970
Schindler Holding AG                                           157         9,775
                                                                      ----------
Total Switzerland                                                         98,791
                                                                      ----------
United Kingdom--12.4%
Abacus Group PLC                                               543         2,003
Abbot Group PLC                                                523         3,255
Aga Foodservice Group PLC                                      495         4,185
Alfred McAlpine PLC                                            492         5,575
Amec PLC                                                     1,740        14,354
Arriva PLC                                                   1,217        18,197
BAE SYSTEMS PLC                                             14,316       119,289
Balfour Beatty PLC                                           1,565        13,569
BBA Aviation PLC                                             3,281        17,563
Business Post Group PLC                                        504         4,330
Carillion PLC                                                1,172         9,101

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Castings PLC                                                   301    $    1,561
Chemring Group PLC                                              56         1,732
Chloride Group PLC                                             838         2,591
Clarkson PLC                                                    92         1,477
Cobham PLC                                                   3,671        13,920
Dart Group PLC                                                 748         1,815
Delta PLC                                                      704         2,198
Electrocomponents PLC                                        5,486        31,485
Ennstone PLC                                                 1,697         1,553
Fenner PLC                                                     822         3,483
Firstgroup PLC                                               2,227        25,062
FKI PLC                                                      4,212         8,511
Galliford Try PLC                                              922         2,959
Go-Ahead Group PLC                                             252        11,704
Halma PLC                                                    2,295        10,353
Hanson PLC                                                   3,792        57,183
Hill & Smith Holdings PLC                                      322         1,708
IMI PLC                                                      1,984        19,687
James Fisher & Sons PLC                                        176         2,084
James Halstead PLC                                             452         4,567
Keller Group PLC                                               227         3,996
Laird Group PLC                                                753         6,087
Marshalls PLC                                                  956         6,642
Meggitt PLC                                                  1,760        10,678
Metalrax Group PLC                                           1,665         2,086
M J Gleeson Group PLC                                          220         1,658
Morgan Sindall PLC                                             164         4,263
National Express Group PLC                                     320         7,077
Photo-Me International PLC                                   1,525         2,679
Premier Farnell PLC                                          3,040        11,751
Renishaw PLC                                                   276         4,046
Rexam PLC                                                    3,509        36,089
Ricardo PLC                                                    276         1,787
ROK PLC                                                        116         2,056
Rotork PLC                                                     323         5,279
RPC Group PLC                                                  528         2,614
Senior PLC                                                   1,906         2,387
Severfield-Rowen PLC                                            83         2,240
Shanks Group PLC                                             1,417         6,338
SIG PLC                                                        368         7,418
Smiths Group PLC                                             3,142        60,971
Spectris PLC                                                   510         7,820
Spirax-Sarco Engineering PLC                                   317         6,204
Stagecoach Group PLC                                         6,003        17,976
TDG PLC                                                        925         4,825
Titan Europe PLC                                               375         1,756
Travis Perkins PLC                                             464        18,017
TT electronics PLC                                           1,707         8,686
Ultra Electronics Holdings PLC                                 183         3,893
Umeco PLC                                                      213         1,984
Vitec Group (The) PLC                                          209         2,162
VT Group PLC                                                   661         6,148
Wagon PLC                                                      830         2,554
Weir Group (The) PLC                                         1,022        10,681
Whatman PLC                                                    339         1,758
White Young Green PLC                                          217         1,937
WSP Group PLC                                                  167         1,871
                                                                      ----------
Total United Kingdom                                                     703,468
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2006
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $4,998,299) (a)                                                $5,653,571

Cash, Foreign Cash and Other Assets in Excess of Liabilities----0.3%      19,557
                                                                      ----------

NET ASSETS--100.0%                                                    $5,673,128
                                                                      ==========


(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Engineering & Construction                    17.1%
Building Materials                            15.2%
Transportation                                15.1%
Miscellaneous Manufacturers                   13.4%
Electronics                                    8.0%
Machinery-Diversified                          7.7%
Aerospace/Defense                              6.5%
Electrical Components & Equipment              6.4%
Metal Fabricate/Hardware                       3.3%
Hand/Machine Tools                             2.3%
Machinery-Construction & Mining                1.9%
Packaging & Containers                         1.7%
Shipbuilding                                   0.7%
Environmental Control                          0.4%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Technology Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--3.7%
Computershare Ltd.                                          11,104    $   77,894
HPAL Ltd.                                                   13,706        20,256
MYOB Ltd.                                                   21,766        19,901
Salmat Ltd.                                                 11,252        36,717
Technology One Ltd.                                         24,636        18,253
UXC Ltd.                                                    16,925        23,479
                                                                      ----------
Total Australia                                                          196,500
                                                                      ----------
Belgium--0.8%
Econocom Group S.A./N.V.                                       827         7,263
Melexis N.V.                                                 1,953        35,539
                                                                      ----------
Total Belgium                                                             42,802
                                                                      ----------
Finland--2.4%
Comptel PLC                                                  2,861         6,791
Perlos Oyj                                                     845         3,911
TietoEnator Corp.                                            3,651       117,664
                                                                      ----------
Total Finland                                                            128,366
                                                                      ----------
France--7.8%
Capgemini                                                    2,640       165,533
Dassault Systemes S.A.                                       1,742        92,343
Ingenico S.A.                                                  407        10,439
Lectra                                                       1,366         9,961
Neopost S.A.                                                   946       118,694
Oberthur Card Systems S.A.                                   2,699        17,973
                                                                      ----------
Total France                                                             414,943
                                                                      ----------
Germany--16.2%
SAP AG                                                      14,040       745,367
Software AG                                                    680        53,568
Wincor Nixdorf AG                                              402        62,053
                                                                      ----------
Total Germany                                                            860,988
                                                                      ----------
Hong Kong--1.6%
Lenovo Group Ltd.                                          210,000        85,326
                                                                      ----------
Japan--47.7%
Canon Finetech Inc.                                            400         7,872
Canon Inc.                                                  20,400     1,147,078
Capcom Co., Ltd.                                             1,200        21,602
CSK Holdings Corp.                                             300        12,790
Daiwabo Information System Co., Ltd.                           500         7,217
FUJI SOFT, Inc.                                                200         4,733
Fujitsu Ltd.                                                17,000       133,255
Hitachi Information Systems Ltd.                               700        14,980
Hitachi Software Engineering Co., Ltd.                         800        14,334
Hitachi Systems & Services Ltd.                                300         6,257
Information Services International-Dentsu, Ltd.                600         7,317
Itochu Techno-Solutions Corp.                                  600        31,874
Japan Digital Laboratory Co., Ltd.                             500         7,763
Koei Co., Ltd.                                               1,500        25,366
Konami Corp.                                                 3,500       105,745
Mimasu Semiconductor Industry Co., Ltd.                        300         5,816
NEC Fielding Ltd.                                            1,300        17,882
NEC Mobiling Ltd.                                              300         5,161
Nihon Unisys Ltd.                                              500         8,162
Nomura Research Institute Ltd.                                 600        86,912
NS Solutions Corp.                                             500        14,057

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
NSD Co., Ltd.                                                  200    $    6,345
OBIC Business Consultants Ltd.                                 250        17,121
Obic Co., Ltd.                                                  70        14,469
Oracle Corp. Japan                                           4,100       189,593
Otsuka Corp.                                                   200        20,310
Ricoh Co., Ltd.                                              9,000       183,543
Roland DG Corp.                                                300         9,064
Sanken Electric Co., Ltd.                                    1,000        12,328
Seiko Epson Corp.                                            2,200        53,451
Shinko Electric Industries                                     500        13,050
Square Enix Co., Ltd.                                        1,600        41,895
Sumco Corp.                                                    500        42,214
Sumisho Computer Systems Corp.                                 800        18,296
TDK Corp.                                                    1,400       111,149
Tokyo Electron Ltd.                                          1,400       110,209
Trans Cosmos, Inc.                                             400         8,359
                                                                      ----------
Total Japan                                                            2,537,569
                                                                      ----------
Netherlands--5.6%
Getronics N.V.                                               1,309        10,598
OCE N.V.                                                     5,077        82,948
STMicroelectronics N.V.                                     11,065       205,294
                                                                      ----------
Total Netherlands                                                        298,840
                                                                      ----------
Norway--0.2%
EDB Business Partner ASA                                     1,000         8,874
                                                                      ----------
Singapore--0.7%
Creative Technology Ltd.                                     4,500        29,916
CSE Global Ltd.                                             10,000         8,343
                                                                      ----------
Total Singapore                                                           38,259
                                                                      ----------
Spain--1.0%
Indra Sistemas S.A.                                          2,261        55,485
                                                                      ----------
Sweden--0.4%
HIQ International AB                                         3,200        19,781
                                                                      ----------
United Kingdom--11.7%
Aero Inventory PLC                                           1,808        13,013
Alphameric PLC                                               5,308         4,961
ARM Holdings PLC                                            13,467        33,144
Computacenter PLC                                            7,536        39,601
Domino Printing Sciences PLC                                 3,819        24,236
iSOFT Group PLC                                              9,197        10,170
LogicaCMG PLC                                               48,924       178,098
Misys PLC                                                   25,833       109,334
Morse PLC                                                   10,125        21,401
Psion PLC                                                    2,650         5,861
RM PLC                                                       3,312        12,591
Royalblue Group PLC                                            498        10,117
Sage Group PLC (The)                                        22,454       119,093
Xansa PLC                                                   19,256        32,693
Zetex PLC                                                    5,738         7,300
                                                                      ----------
Total United Kingdom                                                     621,613
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES --99.8%
(Cost: $4,989,815) (a)                                                $5,309,346

Cash, Foreign Cash and Other Assets in Excess of Liabilities--0.2%        11,771
                                                                      ----------

NET ASSETS--100.0%                                                    $5,321,117
                                                                      ==========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Software                                      34.9%
Office & Business                             30.0%
Computers                                     26.1%
Semiconductors                                 8.8%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Utilities Sector Fund
December 31, 2006
================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--0.8%
Alinta Ltd.                                               20,251     $   188,669
                                                                     -----------
Austria--0.3%
Verbund (Osterreichische
  Elektrizitatswirtschafts-AG) Class A                     1,288          68,650
                                                                     -----------
Finland--4.7%
Fortum Oyj                                                37,265       1,059,448
                                                                     -----------
France--13.3%
Gaz de France S.A.                                        11,794         541,993
Suez S.A.                                                 39,608       2,048,948
Veolia Environnement S.A.                                  5,641         434,409
                                                                     -----------
Total France                                                           3,025,350
                                                                     -----------
Germany--14.1%
E.ON AG                                                   15,216       2,063,242
MVV Energie AG                                             1,224          41,965
RWE AG                                                    10,038       1,105,257
                                                                     -----------
Total Germany                                                          3,210,464
                                                                     -----------
Hong Kong--4.7%
China Power International Development Ltd.                60,000          32,942
China Resources Power Holdings Co.                        32,000          48,305
CLP Holdings Ltd.                                         85,000         628,436
Hong Kong & China Gas Co.                                 24,000          54,004
HongKong Electric Holdings Ltd.                           64,000         313,530
                                                                     -----------
Total Hong Kong                                                        1,077,217
                                                                     -----------
Italy--15.3%
ACEA SpA                                                   5,091          97,543
AEM SpA                                                   38,244         127,715
ASM Brescia SpA                                           19,793         108,250
Enel SpA                                                 227,613       2,345,610
Hera SpA                                                  16,485          71,518
Iride SpA                                                  9,379          30,548
Snam Rete Gas SpA                                         74,515         422,269
Terna Rete Elettrica Nazionale SpA                        78,178         264,682
                                                                     -----------
Total Italy                                                            3,468,135
                                                                     -----------
Japan--10.2%
Chubu Electric Power Co., Inc.                            10,800         322,672
Chugoku Electric Power Co., Inc. (The)                     5,600         124,074
Electric Power Development Co., Ltd.                       2,000          87,953
Hokkaido Electric Power Co., Inc.                          3,200          81,642
Hokuriku Electric Power Co.                                3,200          72,645
Kansai Electric Power Co., Inc. (The)                     12,400         334,052
Kyushu Electric Power Co., Inc.                            8,000         210,818
Osaka Gas Co., Ltd.                                       24,000          89,228
Saibu Gas Co., Ltd.                                        4,000           9,366
Shikoku Electric Power Co., Inc.                           3,600          85,653
Toho Gas Co., Ltd.                                         4,000          19,437
Tohoku Electric Power Co., Inc.                            6,400         159,792
Tokyo Electric Power Co., Inc. (The)                      18,400         594,520
Tokyo Gas Co., Ltd.                                       24,000         127,498
                                                                     -----------
Total Japan                                                            2,319,350
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund
December 31, 2006
================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
New Zealand--0.6%
Contact Energy Ltd.                                       14,874     $    87,257
Vector Ltd.                                               22,644          40,235
                                                                     -----------
Total New Zealand                                                        127,492
                                                                     -----------
Norway--0.1%
Hafslund ASA Class B                                         800          14,969
                                                                     -----------
Portugal--2.0%
Energias de Portugal S.A.                                 87,905         445,117
                                                                     -----------
Spain--12.2%
Enagas                                                     3,572          82,994
Endesa S.A.                                               21,848       1,032,258
Gas Natural SDG S.A.                                       9,917         392,181
Iberdrola S.A.                                            20,235         883,737
Red Electrica de Espana                                    2,196          94,083
Sociedad General de Aguas de Barcelona S.A. Class A        1,926          70,477
Union Fenosa S.A.                                          4,509         222,967
                                                                     -----------
Total Spain                                                            2,778,697
                                                                     -----------
United Kingdom--21.5%
Centrica PLC                                              95,545         662,900
Kelda Group PLC                                           11,372         206,097
National Grid PLC                                         93,345       1,346,427
Northumbrian Water Group PLC                              17,565         105,195
Pennon Group PLC                                          10,239         114,424
Scottish & Southern Energy PLC                            26,428         803,784
Scottish Power PLC                                        49,448         723,893
Severn Trent PLC                                           7,745         222,824
United Utilities PLC                                      46,152         704,546
XP Power PLC                                               3,294          26,271
                                                                     -----------
Total United Kingdom                                                   4,916,361
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $21,713,341) (a)                                               22,699,919

Foreign Cash and Other Assets in Excess of Liabilities--0.2%              35,765
                                                                     -----------

NET ASSETS--100.0%                                                   $22,735,684
                                                                     ===========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Electric                                      80.3%
Gas                                           11.4%
Water                                          8.1%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Health Care Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Australia--10.6%
Australian Pharmaceutical Industries Ltd.                  106,342   $   186,078
Cochlear Ltd.                                                5,135       234,750
CSL Ltd.                                                     5,968       307,499
Healthscope Ltd.                                            52,099       221,337
Primary Health Care Ltd.                                    21,832       228,866
Ramsay Health Care Ltd.                                     25,671       229,654
Sigma Pharmaceuticals Ltd.                                 111,608       263,028
Sonic Healthcare Ltd.                                       25,741       301,901
Symbion Health Ltd.                                         84,650       253,540
                                                                     -----------
Total Australia                                                        2,226,653
                                                                     -----------
Belgium--1.7%
Omega Pharma S.A.                                              128         9,646
UCB S.A.                                                     5,187       355,330
                                                                     -----------
Total Belgium                                                            364,976
                                                                     -----------
Denmark--6.7%
Coloplast A/S Class B                                        2,350       212,423
GN Store Nord A/S                                           12,000       177,248
H. Lundbeck A/S                                              9,800       270,002
Novo-Nordisk A/S Class B                                     6,400       532,663
Novozymes A/S Class B                                        2,600       223,523
                                                                     -----------
Total Denmark                                                          1,415,859
                                                                     -----------
France--10.3%
Cie Generale D'Optique Essilor International S.A.            3,001       322,320
Generale de Sante                                            5,313       217,186
Sanofi-Aventis                                              17,616     1,624,894
                                                                     -----------
Total France                                                           2,164,400
                                                                     -----------
Germany--8.6%
ALTANA AG                                                    5,762       357,109
Celesio AG                                                   5,665       303,587
Curanum AG                                                     531         4,831
Fresenius AG                                                 1,166       233,261
Fresenius Medical Care AG & Co. KGaA                         2,382       317,150
Merck KGaA                                                   1,959       202,887
Rhoen-Klinikum AG                                            3,993       190,554
Schwarz Pharma AG                                               35         4,403
Stada Arzneimittel AG                                        3,556       203,742
                                                                     -----------
Total Germany                                                          1,817,524
                                                                     -----------
Ireland--0.1%
United Drug PLC                                              3,277        16,948
                                                                     -----------
Italy--2.4%
Luxottica Group SpA                                          9,623       295,409
Recordati SpA                                               26,194       200,854
                                                                     -----------
Total Italy                                                              496,263
                                                                     -----------
Japan--17.9%
Alfresa Holdings Corp.                                         400        24,137
Astellas Pharma, Inc.                                        9,000       408,627
Chugai Pharmaceutical Co., Ltd.                             12,100       249,301
Dainippon Sumitomo Pharma Co., Ltd.                         14,000       162,612
Eisai Co., Ltd.                                              7,200       395,183
Fuso Pharmaceutical Industries Ltd.                          1,000         2,895
Hisamitsu Pharmaceutical Co., Inc.                             400        12,656
Hitachi Medical Corp.                                        1,000        10,331
Hogy Medical Co., Ltd.                                         100         3,869

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Kaken Pharmaceutical Co., Ltd.                               1,000   $     7,797
Kobayashi Pharmaceutical Co., Ltd.                             400        14,905
Kyowa Hakko Kogyo Co., Ltd.                                 28,000       239,453
Mediceo Paltac Holdings Co., Ltd.                            8,800       166,539
Miraca Holdings, Inc.                                          400         9,198
Mochida Pharmaceutical Co., Ltd.                             1,000         8,535
Nihon Kohden Corp.                                             800        18,262
Paramount Bed Co., Ltd.                                        800        13,495
Paris Miki, Inc.                                            10,400       188,091
Seikagaku Corp.                                                800         8,070
Shimadzu Corp.                                               3,000        26,411
Shionogi & Co., Ltd.                                        11,000       216,021
SSP Co., Ltd.                                                3,000        17,674
Suzuken Co., Ltd.                                              500        18,799
Sysmex Corp.                                                   300        11,733
Taisho Pharmaceutical Co., Ltd.                             12,000       218,035
Takeda Pharmaceutical Co., Ltd.                             12,800       877,647
Tanabe Seiyaku Co., Ltd.                                    16,000       208,804
Terumo Corp.                                                 5,200       204,238
Toho Pharmaceutical Co., Ltd.                                  100         1,813
Topcon Corp.                                                   400         7,939
Torii Pharmaceutical Co., Ltd.                                 400         6,210
Towa Pharmaceutical Co., Ltd.                                  100         3,256
                                                                     -----------
Total Japan                                                            3,762,536
                                                                     -----------
New Zealand--1.2%
Fisher & Paykel Healthcare Corp.                            75,683       227,331
Ryman Healthcare Ltd.                                        2,092        15,857
                                                                     -----------
Total New Zealand                                                        243,188
                                                                     -----------
Singapore--1.1%
Parkway Holdings Ltd.                                      117,000       239,445
                                                                     -----------
Spain--0.1%
FAES FARMA, S.A.                                               779        26,975
                                                                     -----------
Sweden--1.4%
Getinge AB Class B                                          11,400       255,721
Meda AB Class A                                                400        16,192
Q-Med AB                                                       850        13,260
                                                                     -----------
Total Sweden                                                             285,173
                                                                     -----------
Switzerland--17.6%
Merck Serono S.A.                                              298       267,070
Nobel Biocare Holding AG                                       908       267,967
Novartis AG                                                 26,908     1,548,527
Phonak Holding AG                                              288        22,885
Roche Holding AG                                             7,744     1,386,142
Straumann Holding AG                                           852       205,898
                                                                     -----------
Total Switzerland                                                      3,698,489
                                                                     -----------
United Kingdom--19.8%
AstraZeneca PLC                                             25,135     1,349,855
Bespak PLC                                                     991        12,200
Dechra Pharmaceuticals PLC                                   1,410         7,272
GlaxoSmithKline PLC                                         77,295     2,033,176
Huntleigh Technology PLC                                     1,306        12,224
Shire PLC                                                   11,606       240,549

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Health Care Sector Fund
December 31, 2006
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Smith & Nephew PLC                                          28,909   $   301,567
SSL International PLC                                       28,888       209,050
                                                                     -----------
Total United Kingdom                                                   4,165,893
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES --99.5%
(Cost: $20,506,694)                                                   20,924,322

Foreign Cash and Other Assets in Excess of Liabilities--0.5%             104,981
                                                                     -----------

NET ASSETS--100.0%                                                   $21,029,303
                                                                     ===========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 12/31/06+

Pharmaceuticals                               71.2%
Health Care Products                          15.5%
Health Care Services                          10.5%
Biotechnology                                  2.3%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Notes to Schedule of Investments (unaudited)


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2006, the Trust offered 30 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international sector funds which commenced operations on October 13, 2006.

These notes relate to the schedule of investments for WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), WisdomTree DEFA Fund ("DEFA Fund", formerly, the WisdomTree DIEFA Fund), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund", formerly, the WisdomTree DIEFA High-Yielding
Fund), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), International Communications Sector Fund ("International Communications Sector Fund"), International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), International Energy Sector Fund ("International Energy Sector Fund"), International Financial Sector Fund ("International Financial Sector Fund"), International Industrial Sector Fund ("International Industrial Sector Fund"), International Technology Sector Fund ("International Technology Sector Fund"), International Utilities Sector Fund ("International Utilities Sector Fund") and the International Health Care Sector Fund ("International Health Care Sector Fund").

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). "WisdomTree", "Dividend Top 100", "WisdomTree DEFA", and "Dividend Top 100" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions- Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation-The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Security Lending- Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

(e) Short-Term Investments-Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(concluded)


3. FEDERAL TAX INFORMATION

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

===========================================================================================================================
                                                    Tax Cost
                                                   (Including            Gross               Gross                 Net
                                                  Securities on        Unrealized          Unrealized           Unrealized
Fund                                                 Loan)            Appreciation        Depreciation         Appreciation
---------------------------------------------------------------------------------------------------------------------------
Total Dividend Fund                               $ 59,370,744        $  4,585,316        $   (229,423)           4,355,893
---------------------------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund                          131,532,717           6,361,447            (551,632)           5,809,815
---------------------------------------------------------------------------------------------------------------------------
Dividend Top 100 Fund                              115,976,169           3,630,161            (588,639)           3,041,522
---------------------------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund                             194,298,403          11,230,187            (756,164)          10,474,023
---------------------------------------------------------------------------------------------------------------------------
MidCap Dividend Fund                                47,481,638           2,269,857            (271,138)           1,998,719
---------------------------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund                              69,016,027           3,089,530            (593,450)           2,496,080
---------------------------------------------------------------------------------------------------------------------------
DEFA Fund                                           56,170,204           6,024,034             (64,699)           5,959,335
---------------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                      85,664,197           7,603,388            (164,848)           7,438,540
---------------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                          22,660,173           2,018,306             (19,503)           1,998,803
---------------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    33,542,173           3,527,226             (36,679)           3,490,547
---------------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       27,153,601           7,009,711            (111,173)           6,898,538
---------------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                           25,334,677           3,024,144            (524,072)           2,500,072
---------------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                     26,488,114           4,156,738            (528,305)           3,628,433
---------------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        30,163,773           1,296,904            (432,360)             864,544
---------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                29,248,221           3,028,893             (15,442)           3,013,451
---------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          47,741,064           5,072,884             (21,987)           5,050,897
---------------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                37,279,555           5,538,163             (49,624)           5,488,539
---------------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund                141,497,450          13,254,256             (35,822)          13,218,434
---------------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                  51,266,513           7,392,476            (256,780)           7,135,696
---------------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund               107,643,967          10,543,019            (498,573)          10,044,446
---------------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund            5,004,875             716,848              (7,463)             709,385
---------------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund             4,991,675             733,594             (23,832)             709,762
---------------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Fund                 4,975,088             686,396             (28,769)             657,627
---------------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Fund            20,852,800             569,886            (142,508)             427,378
---------------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                    21,603,821             681,169             (94,069)             587,100
---------------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                  4,993,421             456,801             (29,147)             427,654
---------------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                 4,998,299             680,148             (24,876)             655,272
---------------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                 4,989,815             350,869             (31,338)             319,531
---------------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                 21,713,341           1,063,270             (76,692)             986,578
---------------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund               20,506,694             597,171            (179,543)             417,628
===========================================================================================================================

Item 2. Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3: Exhibits.

      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WisdomTree Trust
                ----------------------------------------------------------------

By:  /s/ Jonathan L. Steinberg
     ---------------------------------------------------------------------------
         Jonathan L. Steinberg
         Principal Executive Officer

Date: February 23, 2007
      --------------------------------------------------------------------------

By:  /s/ Marc J. Ruskin
     ---------------------------------------------------------------------------
         Marc J. Ruskin
         Principal Financial Officer

Date: February 23, 2007
      --------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Jonathan L. Steinberg
     ---------------------------------------------------------------------------
         Jonathan L. Steinberg
         Principal Executive Officer

Date: February 23, 2007
      --------------------------------------------------------------------------

By:  /s/ Marc J. Ruskin
     ---------------------------------------------------------------------------
         Marc J. Ruskin
         Principal Financial Officer

Date: February 23, 2007
      --------------------------------------------------------------------------